                                                     ---------------------------
                                                             OMB APPROVAL
                                                     ---------------------------
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                                                     hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-06463

                         AIM International Mutual Funds
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31___

Date of reporting period: 04/30/06

Item 1. Reports to Stockholders.

                                                    AIM ASIA PACIFIC GROWTH FUND
                              Semiannual Report to Shareholders o April 30, 2006


                                  [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                     --Registered Trademark--

===========================================================================================================================
AIM ASIA PACIFIC GROWTH FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o  Unless otherwise stated, information presented in this report is as of April 30, 2006, and is based on total net assets.
===========================================================================================================================

ABOUT SHARE CLASSES                        emerging Asian and Asia-Pacific         The Fund provides a complete list
                                           markets (except Japan) covered by       of its holdings four times in each
o Class B shares are not available         Morgan Stanley Capital                  fiscal year,at the quarter-ends.
as an investment for retirement            International. The index represents     For the second and fourth
plans maintained pursuant to               investable opportunities for global     quarters,the lists appear in the
Section 401 of the Internal Revenue        investors, taking into account the      Fund's semiannual and annual
Code, including 401(k) plans, money        local market restrictions on share      reports to shareholders. For the
purchase pension plans and profit          ownership by foreign investors.         first and third quarters,the Fund
sharing plans. Plans that had                                                      files the lists with the Securities
existing accounts invested in Class        o The unmanaged LIPPER PACIFIC          and Exchange Commission (SEC) on
B shares prior to September 30,            EX-JAPAN FUND INDEX represents an       Form N-Q. The most recent list of
2003, will continue to be allowed          average of the largest Pacific          portfolio holdings is available at
to make additional purchases.              ex-Japan funds tracked by Lipper        AIMinvestments.com. From our home
                                           Inc., an independent mutual fund        page, click on Products &
PRINCIPAL RISKS OF INVESTING IN THE FUND   performance monitor, and is             Performance, then Mutual Funds,then
                                           considered representative of            Fund Overview. Select your Fund
o Investing in emerging markets            Pacific ex-Japan stocks.                from the drop-down menu and click
involves greater risk and potential                                                on Complete Quarterly Holdings.
reward than investing in more              o The Fund is not managed to track      Shareholders can also look up the
established markets.                       the performance of any particular       Fund's Forms N-Q on the SEC Web
                                           index, including the indexes            site at sec.gov. Copies of the
o Foreign securities have                  defined here, and consequently, the     Fund's Forms N-Q may be reviewed
additional risks, including                performance of the Fund may deviate     and copied at the SEC Public
exchange rate changes, political           significantly from the performance      Reference Room at 450 Fifth
and economic developments, the             of the indexes.                         Street, N.W., Washington, D.C.
relative lack of information about                                                 20549-0102. You can obtain
these companies and the potential          o A direct investment cannot be         information on the operation of the
lack of strict financial and               made in an index. Unless otherwise      Public Reference Room, including
accounting controls and standards.         indicated, index results include        information about duplicating fee
                                           reinvested dividends, and they do       charges, by calling 202-942-8090 or
o Investing in a single-sector or          not reflect sales charges.              800-732-0330, or by electronic
single-region mutual fund involves         Performance of an index of funds        request at the following e-mail
greater risk and potential reward          reflects fund expenses; performance     address: publicinfo@sec.gov. The
than investing in a more                   of a market index does not.             SEC file numbers for the Fund are
diversified fund.                                                                  811-06463 and 033-44611.
                                           OTHER INFORMATION
o Investing in smaller companies                                                   A description of the policies and
involves greater risk than                 o The returns shown in management's     procedures that the Fund uses to
investing in more established              discussion of Fund performance are      determine how to vote proxies
companies, such as business risk,          based on net asset values               relating to portfolio securities is
significant stock price                    calculated for shareholder              available without charge,upon
fluctuations and illiquidity.              transactions. Generally accepted        request, from our Client Services
                                           accounting principles require           department at 800-959-4246 or on
                                           adjustments to be made to the net       the AIM Web site, AIMinvestments.com.
o Although the Fund's return during        assets of the Fund at period end        On the home page, scroll down and
certain periods was positively             for financial reporting purposes,       click on AIM Funds Proxy Policy. The
impacted by its investments in             and as such, the net asset values       information is also available on
initial public offerings (IPOs),           for shareholder transactions and        the SEC Web site, sec.gov.
there can be no assurance that the         the returns based on those net
Fund will have favorable IPO               asset values may differ from the        Information regarding how the Fund
investment opportunities in the            net asset values and returns            voted proxies related to its
future.                                    reported in the Financial               portfolio securities during the 12
                                           Highlights.                             months ended June 30, 2005, is
ABOUT INDEXES USED IN THIS REPORT                                                  available at our Web site. Go to
                                           o Industry classifications used in      AIMinvestments.com, access the About
o The unmanaged MSCI EUROPE,               this report are generally according     Us tab, click on Required Notices
AUSTRALASIA and the Far East Index         to the Global Industry                  and then click on Proxy Voting
(the MSCI EAFE--Registered                 Classification Standard, which was      Activity. Next, select the Fund from
Trademark-- INDEX) is a group of           developed by and is the exclusive       the drop-down menu. The information
foreign securities tracked by              property and a service mark of          is also available on the SEC Web
Morgan Stanley Capital                     Morgan Stanley Capital                  site, sec.gov.
International.                             International Inc. and Standard &
                                           Poor's.
o The MSCI ALL COUNTRY (AC) ASIA
PACIFIC EX-JAPAN INDEX is a group
of developed and

================================================================================   =========================================
                                                                                   FUND NASDAQ SYMBOLS
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND  Class A Shares                    ASIAX
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                     Class B Shares                    ASIBX
                                                                                   Class C Shares                    ASICX
================================================================================   =========================================


=========================================================
NOT FDIC INSURED     MAY LOSE VALUE     NO BANK GUARANTEE
=========================================================

AIMinvestments.com

AIM ASIA PACIFIC GROWTH FUND


                           DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF FUNDS --Registered Trademark--:

[PHOTO OF                  We're pleased to provide you with this semiannual
ROBERT H.                  report, which includes a discussion of how your Fund
GRAHAM]                    was managed for the six months ended April 30, 2006,
                           and what factors affected its performance. That discussion begins on page 3.
ROBERT H. GRAHAM
                              It's been said nothing is certain but death and
                           taxes. We would venture to add that one other thing is certain: Markets change--and change often--in the short term. The period covered in this report is a perfect example. Domestic and global equity markets were generally strong throughout the period, but they became considerably more volatile and negative beginning in May, after the close of the reporting period. Inflation fears were the primary cause of this volatility and negativity:

                              o Amid signs of rising inflation, the U.S. Federal
                                Reserve Board stated that additional interest rate hikes might be needed to address inflation risks.

                              o The dollar remained weak, making imports more
                                expensive and thereby raising inflation.

                              o Oil prices remained at historically high levels,
                                threatening to reduce consumer spending--and
                                possibly slowing the U.S. economy.
[PHOTO OF
PHILIP                        While we can't do anything about the ambiguity
TAYLOR]                    and uncertainty surrounding death and taxes, we can
                           suggest an alternative to reacting to fluctuating
                           short-term market conditions: Maintain a diversified
PHILIP TAYLOR              portfolio. AIM Investments--Registered Trademark--
                           can help by offering a broad product line that gives your advisor the necessary tools to build a portfolio that's right for you regardless of market conditions.
                           AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

   We also believe in the value of a trusted financial advisor; who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

OUR COMMITMENT TO YOU

In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

Information about investing, the markets and your Fund is always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM                         /s/ PHILIP TAYLOR
-----------------------------------          -----------------------------
Robert H. Graham                             Philip Taylor
President & Vice Chair -- AIM Funds          CEO, AIM Investments
Chair, AIM Investments


June 19, 2006

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM ASIA PACIFIC GROWTH FUND

                           DEAR FELLOW AIM FUND SHAREHOLDERS:

                           Having completed a year of transition and change at
[PHOTO OF                  AIM Funds--as well as my first full year as your
BRUCE L.                   board's independent chair--I can assure you that
CROCKETT]                  shareholder interests are at the forefront of every
                           decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. Our new structure has enabled the board to work more effectively with management to achieve benefits for the shareholders, as shown in the highlights of 2005 listed below:

                              o During 2005, management proposed, and your
BRUCE L. CROCKETT               board approved, voluntary advisory fee
                                reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                              o Also during 2005, management proposed to
                                your board the merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

                              o Your board, through its Investments Committee
                                and Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

   In 2006, your board will continue to focus on fund expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

   The AIM Funds board is pleased to welcome our newest independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward K. Dunn, Jr., who retired in 2006.

   Your board welcomes your views. Please mail them to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


Sincerely,

/s/ BRUCE L. CROCKETT
-----------------------
Bruce L. Crockett
Independent Chair
AIM Funds Board
June 19, 2006

AIM ASIA PACIFIC GROWTH FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

=====================================================================================
PERFORMANCE SUMMARY                                                                    by both quantitative analysis and
                                        =============================================  portfolio construction techniques.
Asian equities outperformed most        FUND VS. INDEXES                               The strategy focuses primarily on
other regions during the reporting                                                     identifying quality companies that
period as liquidity remained            CUMULATIVE TOTAL RETURNS, 10/31/05-4/30/06,    have experienced, or exhibit the
strong. This outperformance occurred    EXCLUDING APPLICABLE SALES CHARGES. IF SALES   potential for, accelerating or
despite the U.S. Federal Reserve (the   CHARGES WERE INCLUDED, RETURNS WOULD BE        above-average earnings growth but
Fed) raising the federal funds          LOWER.                                         whose prices do not fully reflect
target rate in March and the                                                           these attributes.
surprise benchmark lending rate hike    Class A Shares                       35.09%
by the central bank of Peoples Bank                                                       While research responsibilities
of China (PBoC) in late April. The      Class B Shares                       34.62     within the portfolio management
vast majority of Asian stock markets                                                   team are focused by market
rose over the reporting period, with    Class C Shares                       34.54     capitalization, such as large or
Indonesia, India and China leading                                                     mid/small-cap, we select
the way. More cyclical markets, such    MSCI EAFE Index                                investments for the Fund by using a
as South Korea and Taiwan, saw some     (Broad Market Index)                 22.89     bottom-up investment approach,
volatility during the first quarter                                                    which means that we construct the
of 2006 but ended the six-month         MSCI AC Asia Pacific ex-Japan Index            Fund primarily on a stock-by-stock
period on a strong note.                (Style-specific Index)               29.02     basis. We focus on the strengths of
                                                                                       individual companies rather than
   We are pleased to once again         Lipper Pacific ex-Japan Fund Index             sectors, countries or market-cap
provide shareholders with               (Peer Group Index)                   32.73     trends.
double-digit Fund performance at net
asset value. As the table to the                                                          We believe disciplined sell
right illustrates, your Fund            SOURCE: LIPPER INC.                            decisions are key to successful
significantly outperformed both its                                                    investing. We consider selling a
broad market and style-specific         ===========================================    stock for one of the following
benchmarks. The strength of emerging                                                   reasons:
Asian equities enabled us to            nations. We attribute our comparative
outperform our broad market             success in outperforming the                   o A company's fundamentals
index, which is composed of stocks      style-specific benchmark to strong             deteriorate, or it posts
from developed                          stock selection in Australia, China            disappointing earnings
                                        and Hong Kong and an overweight
                                        position and strong stock selection            o A stock's price seems overvalued
                                        in the consumer discretionary and
                                        consumer staples sectors.                      o A more attractive opportunity
                                                                                       becomes available
                                           Your Fund's long-term performance
                                        appears on page 5.                             MARKET CONDITIONS AND YOUR FUND

=====================================================================================  Asian markets moved higher during the period with almost all Pacific
HOW WE INVEST                              When selecting stocks for your              Rim countries, as represented by
                                        Fund, we employ a disciplined                  the MSCI All Country Asia Pacific
We believe that earnings drive          investment strategy that emphasizes            ex-Japan Index, posting positive
stock prices and that companies         fundamental research, supported                returns both in local and U.S.
generating substantial, repeatable,                                                    dollar terms.
above-average earnings growth may
provide long-term growth of capital.                                                     China was one of the strongest
                                                                                       performers for the reporting
                                                                                       period, with equities benefiting

                                                                                                        (continued)

====================================================================================================================================

PORTFOLIO COMPOSITION                   TOP 5 COUNTRIES*                            TOP 10 EQUITY HOLDINGS*

By sector                               1. South Korea                       23.4%   1.  Philippine Long Distance Telephone Co.
                                                                                         (Philippines)                          1.9%
Information Technology        19.1%     2. Hong Kong                         17.4
                                                                                     2.  Cheung Kong (Holdings) Ltd.
Financials                    17.9      3. Australia                         11.4        (Hong Kong)                            1.9

Consumer Staples              17.9      4. China                              8.0    3.  BHP Billiton Ltd. (Australia)          1.9

Industrials                   11.7      5. Taiwan                             7.3    4.  Samsung Electronics Co., Ltd.
                                                                                         (South Korea)                          1.8
Consumer Discretionary         7.0
                                        TOTAL NET ASSETS           $380.0 million    5.  Keppel Corp. Ltd. (Singapore)          1.7
Telecommunication Services     5.2
                                        TOTAL NUMBER OF HOLDINGS*              99    6.  CSL Ltd. (Australia)                   1.7
Materials                      5.0
                                                                                     7.  Esprit Holdings Ltd. (Hong Kong)       1.6
Energy                         3.4
                                                                                     8.  Hyundai Department Store Co., Ltd.
Health Care                    3.2                                                       (South Korea)                          1.6

Money Market Funds Plus                                                              9.  Hon Hai Precision Industry Co., Ltd.
Other Assets Less Liabilities  9.6                                                       (Taiwan)                               1.6

                                                                                    10.  Taiwan Semiconductor
                                                                                         Manufacturing Co. Ltd. (Taiwan)        1.6


The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

====================================================================================================================================

AIM ASIA PACIFIC GROWTH FUND


from expectations of further           to the utilities sector relative         We welcome new shareholders who
renminbi appreciation and              to the index detracted from           invested in the Fund during the
positive share reforms. On April       comparative results. Our largest      reporting period and thank all our
27, the central bank of PBoC           sector weightings were in             shareholders for your continued
hiked its benchmark lending rate       consumer discretionary,               investment in AIM Asia Pacific Growth
by 27 basis points to 5.85% from       consumer staples, industrials,        Fund.
5.58%. Although this raise             information technology (IT) and
surprised the market, negative         financials. We continued to           The views and opinions expressed in
impact on Chinese equities was         maintain an overweight position       management's discussion of Fund
relatively minimal. In India, the      in the consumer sectors because       performance are those of A I M
strength of the economy, coupled       the Asian consumer pool is vast       Advisors, Inc. These views and
with ongoing healthy foreign           and we have found stocks with         opinions are subject to change at any
demand, continued to support this      higher growth profiles. In            time based on factors such as market
booming market. The strong Korean      addition, many consumer stocks        and economic conditions. These views
won triggered many downgrades          are smaller cap companies often       and opinions may not be relied upon as
among export-related companies.        overlooked by the market and          investment advice or recommendations,
In Taiwan, cross-strait politics,      international investors.              or as an offer for a particular
further problems with retail                                                 security. The information is not a
credit and slowing technology             Foreign exchange was another       complete analysis of every aspect of
exports led to volatility.             contributor to Fund performance,      any market, country, industry,
                                       with our exposure to the              security or the Fund. Statements of
   Strong stock selection in           appreciating Korean won (versus       fact are from sources considered
Australia, Hong Kong and Taiwan        the U.S. dollar) adding the           reliable, but A I M Advisors, Inc.
was a major contributor to             most value to overall return.         makes no representation or warranty as
outperformance. A combination of       Because we do not typically hedge     to their completeness or accuracy.
favorable stock selection and an       currencies--we buy stocks in          Although historical performance is no
overweight exposure to the strong      their local currency and then         guarantee of future results, these
Chinese market relative to the         translate that value back into        insights may help you understand our
style-specific index contributed       dollars--foreign currency             investment management philosophy.
as well. PING AN INSURANCE             appreciation provided a boost to
COMPANY OF CHINA, a leading            Fund performance.                        See important Fund and index
Chinese life, property and                                                   disclosures on the inside front cover.
casualty insurer, was a top               Detractors from performance
contributor. Operating in a            included TECHTRONIC INDUSTRIES,                  SHUXIN CAO, Chartered
largely under penetrated market,       CHARM E&T and OPTIMAX TECHNOLOGY.                Financial Analyst, portfolio
this company has increased its         Optimax, a Taiwanese LCD panel        [CAO       manager, is co-manager of AIM
market share significantly. High       component maker, was expected to      PHOTO]     Asia Pacific Growth Fund. He
quality, innovative management,        see improved margins and earnings                joined AIM in 1997. Mr. Cao
combined with strong future            due to new product growth.            graduated from Tianjin Foreign Language
growth prospects, keep us              Unfortunately, this turn-around       Institute with a B.A. in English. He also
optimistic about the stock.            did not develop, which negatively     earned an M.B.A. from Texas A&M University
                                       affected the stock, and we have       and is a Certified Public Accountant.
   Despite a relatively volatile       since sold. We also sold
Taiwanese market environment,          Techtronic and Charm E&T during                  BARRETT K. SIDES, senior
our bottom-up stock selection          the reporting period.                            portfolio manager, is co-manager
process allowed us to produce                                                           of AIM Asia Pacific Growth Fund.
double-digit gains in this                Although the Fund's cash           [SIDES     He joined AIM in 1990. Mr. Sides
market, outperforming the style-       position was normal, not being        PHOTO]     graduated with a B.S. in economics
specific index. One standout           fully invested in the extremely                  from Bucknell University. He also
holding was CATCHER TECHNOLOGY, a      strong Asian equity market            earned a master's in international business
small-cap technology firm in           detracted from performance.           from the University of St. Thomas.
Taiwan that specializes in making
alloy-based casings for notebook       IN CLOSING                            Assisted by Asia Pacific/Latin
computers and handsets. Robust                                               America Team
sales have led to extremely            Asian economies have made
strong growth. Technological           considerable strides in the years
expertise and competitive pricing      since the 1997 Asian Crisis by
have earned this company the           improving economic fundamentals.
business of several key first-         Also, the sheer size of the
tier global wireless companies.        consumer pool in Asia makes a
                                       case for Asian investments.
   Although we had an overweight
exposure to the strong Indian             Over the reporting period, the
market relative to the style-specific  Fund has experienced strong
index, a lack of exposure              double-digit returns. It would be
to certain strong-performing           imprudent for us to suggest that
index holdings in the consumer         such a level of performance is
staples and energy sectors             sustainable over the long term.
prevented the Fund from                However, we remain committed to
outperforming the index in this        our disciplined strategy of
market.                                selecting holdings based on the
                                       strengths of the individual company               [RIGHT ARROW GRAPHIC]
   On a sector basis, every            and maintaining our course
sector we invested in during the       through market fluctuations.          FOR A PRESENTATION OF YOUR FUND'S LONG-TERM
reporting period not only                                                    PERFORMANCE, PLEASE SEE PAGE 5.
produced double-digit returns but
also outperformed the
style-specific index. But our
lack of exposure

AIM ASIA PACIFIC GROWTH FUND

YOUR FUND'S LONG-TERM PERFORMANCE

==================================================================================================================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/06, including applicable sales    As of 3/31/06, most recent
charges                                      calendar quarter-end, including
                                             applicable sales charges

CLASS A SHARES                               CLASS A SHARES
Inception (11/3/97)               9.21%      Inception (11/3/97)               8.55%
 5 Years                         15.56        5 Years                         15.59
 1 Year                          35.92        1 Year                          27.63

CLASS B SHARES                               CLASS B SHARES
Inception (11/3/97)               9.23%      Inception (11/3/97)               8.58%
 5 Years                         15.92        5 Years                         15.98
 1 Year                          37.86        1 Year                          29.16

CLASS C SHARES                               CLASS C SHARES
Inception (11/3/97)               9.15%      Inception (11/3/97)               8.49%
 5 Years                         16.05        5 Years                         16.11
 1 Year                          41.80        1 Year                          33.07

THE PERFORMANCE DATA QUOTED                     CLASS A SHARE PERFORMANCE                  HAD THE ADVISOR NOT WAIVED
REPRESENT PAST PERFORMANCE AND               REFLECTS THE MAXIMUM 5.50% SALES           FEES AND/OR REIMBURSED EXPENSES
CANNOT GUARANTEE COMPARABLE                  CHARGE, AND CLASS B AND CLASS C            IN THE PAST, PERFORMANCE WOULD
FUTURE RESULTS; CURRENT                      SHARE PERFORMANCE REFLECTS THE             HAVE BEEN LOWER.
PERFORMANCE MAY BE LOWER OR                  APPLICABLE CONTINGENT DEFERRED
HIGHER. PLEASE VISIT                         SALES CHARGE (CDSC) FOR THE                   A REDEMPTION FEE OF 2% WILL BE
AIMINVESTMENTS.COM FOR THE MOST              PERIOD INVOLVED. THE CDSC ON               IMPOSED ON CERTAIN REDEMPTIONS OR
RECENT MONTH-END PERFORMANCE.                CLASS B SHARES DECLINES FROM 5%            EXCHANGES OUT OF THE FUND WITHIN
                                             BEGINNING AT THE TIME OF PURCHASE          30 DAYS OF PURCHASE. EXCEPTIONS
   PERFORMANCE FIGURES REFLECT               TO 0% AT THE BEGINNING OF THE              TO THE REDEMPTION FEE ARE LISTED
REINVESTED DISTRIBUTIONS, CHANGES            SEVENTH YEAR. THE CDSC ON CLASS C          IN THE FUND'S PROSPECTUS.
IN NET ASSET VALUE AND THE EFFECT            SHARES IS 1% FOR THE FIRST YEAR
OF THE MAXIMUM SALES CHARGE                  AFTER PURCHASE.
UNLESS OTHERWISE STATED.
PERFORMANCE FIGURES DO NOT                      THE PERFORMANCE OF THE FUND'S
REFLECT DEDUCTION OF TAXES A                 SHARE CLASSES WILL DIFFER DUE TO
SHAREHOLDER WOULD PAY ON FUND                DIFFERENT SALES CHARGE
DISTRIBUTIONS OR SALE OF FUND                STRUCTURES AND CLASS EXPENSES.
SHARES. INVESTMENT RETURN AND
PRINCIPAL VALUE WILL FLUCTUATE SO
THAT YOU MAY HAVE A GAIN OR LOSS
WHEN YOU SELL SHARES.
==================================================================================================================================

AIM ASIA PACIFIC GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                     together with the amount you invested, to        The hypothetical account values and
                                            estimate the expenses that you paid over      expenses may not be used to estimate the
As a shareholder of the Fund, you incur     the period. Simply divide your account        actual ending account balance or expenses
two types of costs: (1) transaction         value by $1,000 (for example, an $8,600       you paid for the period. You may use this
costs, which may include sales charges      account value divided by $1,000 = 8.6),       information to compare the ongoing costs
(loads) on purchase payments; contingent    then multiply the result by the number in     of investing in the Fund and other funds.
deferred sales charges on redemptions;      the table under the heading entitled          To do so, compare this 5% hypothetical
and redemption fees, if any; and (2)        "Actual Expenses Paid During Period" to       example with the 5% hypothetical examples
ongoing costs, including management fees;   estimate the expenses you paid on your        that appear in the shareholder reports of
distribution and/or service fees (12b-1);   account during this period.                   the other funds.
and other Fund expenses. This example is
intended to help you understand your        HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES     Please note that the expenses shown in
ongoing costs (in dollars) of investing                                                   the table are meant to highlight your
in the Fund and to compare these costs      The table below also provides information     ongoing costs only and do not reflect any
with ongoing costs of investing in other    about hypothetical account values and         transactional costs, such as sales
mutual funds. The example is based on an    hypothetical expenses based on the Fund's     charges (loads) on purchase payments,
investment of $1,000 invested at the        actual expense ratio and an assumed rate      contingent deferred sales charges on
beginning of the period and held for the    of return of 5% per year before expenses,     redemptions, and redemption fees, if any.
entire period November 1, 2005, through     which is not the Fund's actual return.        Therefore, the hypothetical information
April 30, 2006.                             The Fund's actual cumulative total            is useful in comparing ongoing costs
                                            returns at net asset value after expenses     only, and will not help you determine the
ACTUAL EXPENSES                             for the six months ended April 30, 2006,      relative total costs of owning different
                                            appear in the table "Fund vs. Indexes" on     funds. In addition, if these
The table below provides information        page 3.                                       transactional costs were included, your
about actual account values and actual                                                    costs would have been higher.
expenses. You may use the information in
this table,

==================================================================================================================================

                                                 ACTUAL                              HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING              ENDING             EXPENSES          ENDING              EXPENSES         ANNUALIZED
SHARE          ACCOUNT VALUE        ACCOUNT VALUE         PAID DURING     ACCOUNT VALUE         PAID DURING        EXPENSE
CLASS            (11/1/05)           (4/30/06)(1)          PERIOD(2)        (4/30/06)            PERIOD(2)          RATIO
  A              $1,000.00            $1,350.90             $10.84          $1,015.57              $9.30             1.86%
  B               1,000.00             1,346.20              15.18           1,011.85              13.02             2.61
  C               1,000.00             1,345.40              15.18           1,011.85              13.02             2.61


(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005, through April
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

==================================================================================================================================
                                                                                                [ARROW
                                                                                                BUTTON   For More Information Visit
                                                                                                IMAGE]       AIMinvestments.com

AIM ASIA PACIFIC GROWTH FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION


The Board of Trustees of AIM                The Board reviewed the credentials and         o Fees relative to those of comparable
International Mutual Funds (the "Board")    experience of the officers and employees       funds with other advisors. The Board
oversees the management of AIM Asia         of AIM who will provide investment             reviewed the advisory fee rate for the
Pacific Growth Fund (the "Fund") and, as    advisory services to the Fund. In              Fund under the Advisory Agreement. The
required by law, determines annually        reviewing the qualifications of AIM to         Board compared effective contractual
whether to approve the continuance of the   provide investment advisory services, the      advisory fee rates at a common asset
Fund's advisory agreement with A I M        Board reviewed the qualifications of           level and noted that the Fund's rate was
Advisors, Inc. ("AIM"). Based upon the      AIM's investment personnel and considered      below the median rate of the funds
recommendation of the Investments           such issues as AIM's portfolio and             advised by other advisors with investment
Committee of the Board at a meeting held    product review process, various back           strategies comparable to those of the
on June 30, 2005, the Board, including      office support functions provided by AIM       Fund that the Board reviewed. The Board
all of the independent trustees, approved   and AIM's equity and fixed income trading      noted that AIM has agreed to waive
the continuance of the advisory agreement   operations. Based on the review of these       advisory fees of the Fund and to limit
(the "Advisory Agreement") between the      and other factors, the Board concluded         the Fund's total operating expenses, as
Fund and AIM for another year, effective    that the quality of services to be             discussed below. Based on this review,
July 1, 2005.                               provided by AIM was appropriate and that       the Board concluded that the advisory fee
                                            AIM currently is providing satisfactory        rate for the Fund under the Advisory
   The Board considered the factors         services in accordance with the terms          Agreement was fair and reasonable.
discussed below in evaluating the           of the Advisory Agreement.
fairness and reasonableness of the                                                         o Expense limitations and fee waivers.
Advisory Agreement at the meeting on June   o The performance of the Fund relative to      The Board noted that AIM has
30, 2005 and as part of the Board's         comparable funds. The Board reviewed           contractually agreed to waive advisory
ongoing oversight of the Fund. In their     the performance of the Fund during the         fees of the Fund through June 30, 2006 to
deliberations, the Board and the            past one, three and five calendar years        the extent necessary so that the advisory
independent trustees did not identify any   against the performance of funds advised       fees payable by the Fund do not exceed a
particular factor that was controlling,     by other advisors with investment              specified maximum advisory fee rate,
and each trustee attributed different       strategies comparable to those of the          which maximum rate includes breakpoints
weights to the various factors.             Fund. The Board noted that the Fund's          and is based on net asset levels. The
                                            performance in such periods was at or          Board considered the contractual nature
   One of the responsibilities of the       above the median performance of such           of this fee waiver and noted that it
Senior of the Fund, who is independent of   comparable funds. Based on this review,        remains in effect until June 30, 2006.
AIM and AIM's affiliates, is to manage      the Board concluded that no changes            The Board also noted that AIM has
the process by which the Fund's proposed    should be made to the Fund and that it         voluntarily agreed to waive fees and/or
management fees are negotiated to ensure    was not necessary to change the Fund's         limit expenses of the Fund in an amount
that they are negotiated in a manner        portfolio management team at this time.        necessary to limit total annual operating
which is at arm's length and reasonable.                                                   expenses to a specified percentage of
To that end, the Senior Officer must        o The performance of the Fund relative to      average daily net assets for each class
either supervise a competitive bidding      indices. The Board reviewed the                of the Fund. The Board considered the
process or prepare an independent written   performance of the Fund during the past        voluntary nature of this fee
evaluation. The Senior Officer has          one, three and five calendar years             waiver/expense limitation and noted that
recommended an independent written          against the performance of the Lipper          it can be terminated at any time by AIM
evaluation in lieu of a competitive         Pacific-Ex Japan Fund Index. The Board         without further notice to investors. The
bidding process and, upon the direction     noted that the Fund's performance for the      Board considered the effect these fee
of the Board, has prepared such an          one and three year periods was comparable      waivers/expense limitations would have on
independent written evaluation. Such        to the Index performance and above such        the Fund's estimated expenses and
written evaluation also considered          Index for the five year period. Based on       concluded that the levels of fee
certain of the factors discussed below.     this review, the Board concluded that no       waivers/expense limitations for the Fund
In addition, as discussed below, the        changes should be made to the Fund and         were fair and reasonable.
Senior Officer made certain                 that it was not necessary to change the
recommendations to the Board in             Fund's portfolio management team at this       o Breakpoints and economies of scale. The
connection with such written evaluation.    time.                                          Board reviewed the structure of the
                                                                                           Fund's advisory fee under the Advisory
   The discussion below serves as a         o Meeting with the Fund's portfolio            Agreement, noting that it includes one
summary of the Senior Officer's             managers and investment personnel. With        breakpoint. The Board reviewed the level
independent written evaluation and          respect to the Fund, the Board is meeting      of the Fund's advisory fees, and noted
recommendations to the Board in             periodically with such Fund's portfolio        that such fees, as a percentage of the
connection therewith, as well as a          managers and/or other investment               Fund's net assets, would decrease as net
discussion of the material factors and      personnel and believes that such               assets increase because the Advisory
the conclusions with respect thereto that   individuals are competent and able to          Agreement includes a breakpoint. The
formed the basis for the Board's approval   continue to carry out their                    Board noted that, due to the Fund's
of the Advisory Agreement. After            responsibilities under the Advisory            current asset levels and the way in which
consideration of all of the factors below   Agreement.                                     the advisory fee breakpoints have been
and based on its informed business                                                         structured, the Fund has yet to benefit
judgment, the Board determined that the     o Overall performance of AIM. The Board        from the breakpoint. The Board noted that
Advisory Agreement is in the best           considered the overall performance of AIM      AIM has contractually agreed to waive
interests of the Fund and its               in providing investment advisory and           advisory fees of the Fund through June
shareholders and that the compensation to   portfolio administrative services to the       30, 2006 to the extent necessary so that
AIM under the Advisory Agreement is fair    Fund and concluded that such performance       the advisory fees payable by the Fund do
and reasonable and would have been          was satisfactory.                              not exceed a specified maximum advisory
obtained through arm's length                                                              fee rate, which maximum rate includes
negotiations.                               o Fees relative to those of clients of         breakpoints and is based on net asset
                                            AIM with comparable investment                 levels. The Board concluded that the
o The nature and extent of the advisory     strategies. The Board noted that AIM does      Fund's fee levels under the Advisory
services to be provided by AIM. The         not serve as an advisor to other mutual        Agreement therefore would reflect
Board reviewed the services to be           funds or other clients with investment         economies of scale at higher asset levels
provided by AIM under the Advisory          strategies comparable to those of the          and that it was not necessary to change
Agreement. Based on such review, the        Fund.                                          the advisory fee breakpoints in the
Board concluded that the range of                                                          Fund's advisory fee schedule.
services to be provided by AIM under the
Advisory Agreement was appropriate and                                                                                   (continued)
that AIM currently is providing services
in accordance with the terms of the
Advisory Agreement.

o The quality of services to be provided by AIM.

o Investments in affiliated money market     o Benefits of soft dollars to AIM. The
funds. The Board also took into account      Board considered the benefits realized by
the fact that uninvested cash and cash       AIM as a result of brokerage transactions
collateral from securities lending           executed through "soft dollar"
arrangements (collectively, "cash            arrangements. Under these arrangements,
balances") of the Fund may be invested in    brokerage commissions paid by the Fund
money market funds advised by AIM            and/or other funds advised by AIM are
pursuant to the terms of an SEC exemptive    used to pay for research and execution
order. The Board found that the Fund may     services. This research is used by AIM in
realize certain benefits upon investing      making investment decisions for the Fund.
cash balances in AIM advised money market    The Board concluded that such
funds, including a higher net return,        arrangements were appropriate.
increased liquidity, increased
diversification or decreased transaction     o AIM's financial soundness in light of
costs. The Board also found that the Fund    the Fund's needs. The Board considered
will not receive reduced services if it      whether AIM is financially sound and has
invests its cash balances in such money      the resources necessary to perform its
market funds. The Board noted that, to       obligations under the Advisory Agreement,
the extent the Fund invests in affiliated    and concluded that AIM has the financial
money market funds, AIM has voluntarily      resources necessary to fulfill its
agreed to waive a portion of the advisory    obligations under the Advisory Agreement.
fees it receives from the Fund
attributable to such investment. The         o Historical relationship between the
Board further determined that the            Fund and AIM. In determining whether to
proposed securities lending program and      continue the Advisory Agreement for the
related procedures with respect to the       Fund, the Board also considered the prior
lending Fund is in the best interests of     relationship between AIM and the Fund, as
the lending Fund and its respective          well as the Board's knowledge of AIM's
shareholders. The Board therefore            operations, and concluded that it was
concluded that the investment of cash        beneficial to maintain the current
collateral received in connection with       relationship, in part, because of such
the securities lending program in the        knowledge. The Board also reviewed the
money market funds according to the          general nature of the non-investment
procedures is in the best interests of       advisory services currently performed by
the lending Fund and its respective          AIM and its affiliates, such as
shareholders.                                administrative, transfer agency and
                                             distribution services, and the fees
o Independent written evaluation and         received by AIM and its affiliates for
recommendations of the Fund's Senior         performing such services. In addition to
Officer. The Board noted that, upon their    reviewing such services, the trustees
direction, the Senior Officer of the         also considered the organizational
Fund, who is independent of AIM and AIM's    structure employed by AIM and its
affiliates, had prepared an independent      affiliates to provide those services.
written evaluation in order to assist the    Based on the review of these and other
Board in determining the reasonableness      factors, the Board concluded that AIM and
of the proposed management fees of the       its affiliates were qualified to continue
AIM Funds, including the Fund. The Board     to provide non-investment advisory
noted that the Senior Officer's written      services to the Fund, including
evaluation had been relied upon by the       administrative, transfer agency and
Board in this regard in lieu of a            distribution services, and that AIM and
competitive bidding process. In              its affiliates currently are providing
determining whether to continue the          satisfactory non-investment advisory
Advisory Agreement for the Fund, the         services.
Board considered the Senior Officer's
written evaluation and the recommendation    o Other factors and current trends. In
made by the Senior Officer to the Board      determining whether to continue the
that the Board consider implementing a       Advisory Agreement for the Fund, the
process to assist them in more closely       Board considered the fact that AIM, along
monitoring the performance of the AIM        with others in the mutual fund industry,
Funds. The Board concluded that it would     is subject to regulatory inquiries and
be advisable to implement such a process     litigation related to a wide range of
as soon as reasonably practicable.           issues. The Board also considered the
                                             governance and compliance reforms being
o Profitability of AIM and its               undertaken by AIM and its affiliates,
affiliates. The Board reviewed               including maintaining an internal
information concerning the profitability     controls committee and retaining an
of AIM's (and its affiliates') investment    independent compliance consultant, and
advisory and other activities and its        the fact that AIM has undertaken to cause
financial condition. The Board considered    the Fund to operate in accordance with
the overall profitability of AIM, as well    certain governance policies and
as the profitability of AIM in connection    practices. The Board concluded that these
with managing the Fund. The Board noted      actions indicated a good faith effort on
that AIM's operations remain profitable,     the part of AIM to adhere to the highest
although increased expenses in recent        ethical standards, and determined that
years have reduced AIM's profitability.      the current regulatory and litigation
Based on the review of the profitability     environment to which AIM is subject
of AIM's and its affiliates' investment      should not prevent the Board from
advisory and other activities and its        continuing the Advisory Agreement for the
financial condition, the Board concluded     Fund.
that the compensation to be paid by the
Fund to AIM under its Advisory Agreement
was not excessive.

SCHEDULE OF INVESTMENTS

April 30, 2006
(Unaudited)

                                                 SHARES        VALUE
------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-90.46%

AUSTRALIA-11.40%

BHP Billiton Ltd. (Diversified Metals &
  Mining)                                         315,700   $  7,026,770
------------------------------------------------------------------------
Bradken Ltd. (Construction & Farm Machinery &
  Heavy Trucks)(a)                                558,125      2,383,811
------------------------------------------------------------------------
Brambles Industries Ltd. (Diversified
  Commercial & Professional Services)(a)(b)       536,800      4,554,872
------------------------------------------------------------------------
Commonwealth Bank of Australia (Diversified
  Banks)(a)                                        58,700      2,097,571
------------------------------------------------------------------------
Computershare Ltd. (Data Processing &
  Outsourced Services)(a)                         589,000      3,528,254
------------------------------------------------------------------------
CSL Ltd. (Biotechnology)(a)                       144,100      6,312,354
------------------------------------------------------------------------
QBE Insurance Group Ltd. (Property & Casualty
  Insurance)                                      225,000      3,825,218
------------------------------------------------------------------------
Ramsay Health Care Ltd. (Health Care
  Facilities)(a)(b)                               497,700      4,013,985
------------------------------------------------------------------------
St. George Bank Ltd. (Diversified Banks)(a)        47,100      1,104,662
------------------------------------------------------------------------
Toll Holdings Ltd. (Trucking)(a)                  213,300      2,269,043
------------------------------------------------------------------------
Woolworths Ltd. (Food Retail)(a)                  185,000      2,623,618
------------------------------------------------------------------------
Zinifex Ltd. (Diversified Metals & Mining)(a)     454,000      3,573,285
========================================================================
                                                              43,313,443
========================================================================

CHINA-7.98%

China Flavors & Fragrances (Personal
  Products)(c)                                  5,898,000      2,129,983
------------------------------------------------------------------------
China Mengniu Dairy Co. Ltd. (Packaged Foods
  & Meats)(a)                                   1,455,000      1,659,731
------------------------------------------------------------------------
China Petroleum and Chemical Corp. (Sinopen)-
  Class H (Integrated Oil & Gas)(a)             5,570,000      3,568,322
------------------------------------------------------------------------
Foxconn International Holdings Ltd.
  (Communications Equipment)(a)(c)              1,300,000      2,795,509
------------------------------------------------------------------------
FU JI Food & Catering Services
  (Restaurants)(a)                              1,339,000      2,792,978
------------------------------------------------------------------------
Longcheer Holdings Ltd. (Integrated
  Telecommunication Services)(a)                4,214,000      2,441,591
------------------------------------------------------------------------
NetEase.com Inc.-ADR (Internet Software &
  Services)(b)(c)                                  72,000      1,560,960
------------------------------------------------------------------------
Norstar Founders Group Ltd. (Auto Parts &
  Equipment)(a)                                 6,596,000      3,016,740
------------------------------------------------------------------------
Ping An Insurance (Group) Co. of China Ltd.-
  Class H (Life & Health Insurance)(a)          2,172,000      5,966,740
------------------------------------------------------------------------
Xinyi Glass Holding Co. Ltd. (Auto Parts &
  Equipment)(a)                                 7,310,000      2,729,384
------------------------------------------------------------------------
Yantai North Andre Juice Co. Ltd.-Class H
  (Packaged Foods & Meats)                     19,575,000      1,666,323
========================================================================
                                                              30,328,261
========================================================================

HONG KONG-17.39%

AAC Acoustic Technology Holdings Inc.
  (Communications Equipment)(a)(c)              1,621,400      1,834,440
------------------------------------------------------------------------

                                                 SHARES        VALUE
------------------------------------------------------------------------
HONG KONG-(CONTINUED)

ASM Pacific Technology Ltd. (Semiconductor
  Equipment)(a)                                   322,000   $  1,873,699
------------------------------------------------------------------------
Cheung Kong (Holdings) Ltd. (Real Estate
  Management & Development)                       636,000      7,165,285
------------------------------------------------------------------------
China Yurun Food Group Ltd. (Packaged Foods &
  Meats)(a)(c)                                  3,234,000      2,583,102
------------------------------------------------------------------------
China Yurun Food Group Ltd. (Packaged Foods &
  Meats) (Acquired 09/23/2005; Cost
  $1,047,054)(a)(c)(d)                          2,174,181      1,736,590
------------------------------------------------------------------------
CNOOC Ltd.-ADR (Oil & Gas Exploration &
  Production)(b)                                   21,700      1,794,156
------------------------------------------------------------------------
Dickson Concepts (International) Ltd.
  (Apparel Retail)(a)                           1,663,000      2,314,474
------------------------------------------------------------------------
Esprit Holdings Ltd. (Apparel Retail)             782,000      6,243,251
------------------------------------------------------------------------
Hengan International Group Co. Ltd. (Personal
  Products)(a)                                  2,728,000      4,517,545
------------------------------------------------------------------------
Hopewell Holdings Ltd. (Highways &
  Railtracks)(a)                                1,299,000      3,789,737
------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Industrial
  Conglomerates)(a)                               377,000      3,691,744
------------------------------------------------------------------------
Lee & Man Paper Manufacturing Ltd. (Paper
  Products)(a)                                  2,228,000      3,273,854
------------------------------------------------------------------------
Li & Fung Ltd. (Distributors)(a)                  902,000      2,136,572
------------------------------------------------------------------------
Link REIT (The) (Real Estate)(a)(c)               538,000      1,187,852
------------------------------------------------------------------------
Luen Thai Holdings Ltd. (Apparel, Accessories
  & Luxury Goods)(a)                            4,230,000      1,242,154
------------------------------------------------------------------------
Paliburg Holdings Ltd. (Hotels, Resorts &
  Cruise Lines)(a)(c)                          69,682,000      2,921,772
------------------------------------------------------------------------
Parkson Retail Group Ltd. (Department
  Stores)(a)                                      611,000      2,004,271
------------------------------------------------------------------------
Regal Hotels International Holdings Ltd.
  (Hotels, Resorts & Cruise Lines)             49,680,000      4,741,620
------------------------------------------------------------------------
Solomon Systech International Ltd.
  (Semiconductors)(a)                           7,696,000      3,412,606
------------------------------------------------------------------------
Top Form International Ltd. (Apparel,
  Accessories & Luxury Goods)(a)                9,700,000      2,374,953
------------------------------------------------------------------------
Vision Grande Group Holdings Ltd. (Paper
  Packaging)(a)                                 2,474,000      2,551,323
------------------------------------------------------------------------
Wing Hang Bank Ltd. (Diversified Banks)           288,500      2,675,396
========================================================================
                                                              66,066,396
========================================================================

INDIA-6.28%

Aztec Software and Technology Services Ltd.
  (IT Consulting & Other Services)(a)             480,000      2,194,142
------------------------------------------------------------------------
Bharat Forge Ltd. (Auto Parts & Equipment)(a)     278,125      2,638,498
------------------------------------------------------------------------
Dr. Reddy's Laboratories Ltd.-ADR
  (Pharmaceuticals)                                59,000      1,912,190
------------------------------------------------------------------------

                                                 SHARES        VALUE
------------------------------------------------------------------------
INDIA-(CONTINUED)

Housing Development Finance Corp. Ltd.
  (Thrifts & Mortgage Finance)(a)(c)               99,300   $  2,872,356
------------------------------------------------------------------------
Infosys Technologies Ltd. (IT Consulting &
  Other Services)(a)                               79,528      5,558,524
------------------------------------------------------------------------
Maruti Udyog Ltd. (Automobile
  Manufacturers)(a)                               220,700      4,522,254
------------------------------------------------------------------------
Tata Motors Ltd. (Construction & Farm
  Machinery & Heavy Trucks)(a)                    202,000      4,173,569
========================================================================
                                                              23,871,533
========================================================================

INDONESIA-3.97%

PT Astra International Tbk (Automobile
  Manufacturers)(a)                             1,883,000      2,559,501
------------------------------------------------------------------------
PT Bank Rakyat Indonesia (Diversified
  Banks)(a)                                     5,656,000      2,975,468
------------------------------------------------------------------------
PT Telekomunikasi Indonesia Tbk-Series B
  (Integrated Telecommunication Services)(a)    7,091,500      6,104,593
------------------------------------------------------------------------
PT United Tractors Tbk (Construction & Farm
  Machinery & Heavy Trucks)(a)                  5,575,000      3,455,364
========================================================================
                                                              15,094,926
========================================================================

MALAYSIA-2.23%

IOI Corp. Berhad (Agricultural Products)          451,000      1,766,689
------------------------------------------------------------------------
Public Bank Berhad (Diversified Banks)          1,611,900      2,934,770
------------------------------------------------------------------------
SP Setia Berhad (Real Estate Management &
  Development)                                  3,669,100      3,785,499
========================================================================
                                                               8,486,958
========================================================================

PHILIPPINES-1.94%

Philippine Long Distance Telephone Co.
  (Integrated Telecommunication Services)(a)      185,600      7,353,302
========================================================================

SINGAPORE-5.08%

Citiraya Industries Ltd. (Environmental &
  Facilities Services)(c)(e)(f)                 2,178,000              0
------------------------------------------------------------------------
Ezra Holdings Pte Ltd. (Oil & Gas Equipment &
  Services)(a)                                  2,897,000      4,941,728
------------------------------------------------------------------------
Keppel Corp. Ltd. (Industrial
  Conglomerates)(a)                               683,000      6,620,630
------------------------------------------------------------------------
United Overseas Bank Ltd. (Diversified
  Banks)(a)                                       374,000      3,867,397
------------------------------------------------------------------------
United Test and Assembly Center Ltd.
  (Semiconductor Equipment)(a)(c)               5,979,000      3,882,794
========================================================================
                                                              19,312,549
========================================================================

SOUTH KOREA-23.38%

Cheil Communications Inc. (Advertising)(a)         11,700      2,485,007
------------------------------------------------------------------------
CJ Corp. (Packaged Foods & Meats)(a)               14,890      2,033,507
------------------------------------------------------------------------
Core Logic Inc. (Semiconductors)(a)                33,090      1,282,365
------------------------------------------------------------------------
Daegu Bank (Regional Banks)(a)                    282,700      5,296,676
------------------------------------------------------------------------
Daesang Corp. (Packaged Foods & Meats)(a)(c)      183,000      3,414,707
------------------------------------------------------------------------
Daewoo Shipbuilding & Marine Engineering Co.,
  Ltd. (Construction & Farm Machinery & Heavy
  Trucks)                                          68,000      1,986,112
------------------------------------------------------------------------
Gravity Co. Ltd.-ADR (Home Entertainment
  Software)                                       257,646      2,249,250
------------------------------------------------------------------------

                                                 SHARES        VALUE
------------------------------------------------------------------------
SOUTH KOREA-(CONTINUED)

Hana Financial Group Inc. (Diversified
  Banks)(a)                                       121,467   $  5,971,159
------------------------------------------------------------------------
Hynix Semiconductor Inc.
  (Semiconductors)(a)(c)                           60,000      2,079,750
------------------------------------------------------------------------
Hyundai Department Store Co., Ltd.
  (Department Stores)(a)                           64,400      6,192,449
------------------------------------------------------------------------
Hyundai Mipo Dockyard Co., Ltd. (Construction
  & Farm Machinery & Heavy Trucks)                 47,340      4,436,635
------------------------------------------------------------------------
Hyundai Motor Co. (Automobile
  Manufacturers)(a)                                54,030      4,748,150
------------------------------------------------------------------------
Joongang Construction Co., Ltd. (Construction
  & Engineering)                                   88,360      2,173,286
------------------------------------------------------------------------
Kookmin Bank (Diversified Banks)(a)                61,330      5,473,274
------------------------------------------------------------------------
KT Freetel Co., Ltd. (Wireless
  Telecommunication Services)(a)                  112,600      3,748,480
------------------------------------------------------------------------
LG.Philips LCD Co., Ltd.-ADR (Electronic
  Equipment Manufacturers)(b)(c)                   83,000      1,747,150
------------------------------------------------------------------------
Lotte Confectionery Co., Ltd. (Packaged Foods
  & Meats)(a)                                       2,960      3,987,602
------------------------------------------------------------------------
Lotte Shopping Co., Ltd.-GDR (Department
  Stores) (Acquired 01/27/2006; Cost
  $2,025,660)(c)(d)(e)                             98,000      2,012,920
------------------------------------------------------------------------
NHN Corp. (Internet Software &
  Services)(a)(c)                                  11,100      3,911,042
------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronic
  Equipment Manufacturers)(a)                      10,150      6,943,674
------------------------------------------------------------------------
Shinsegae Co., Ltd. (Hypermarkets & Super
  Centers)(a)                                       4,100      2,008,371
------------------------------------------------------------------------
STX Shipbuilding Co., Ltd. (Construction &
  Farm Machinery & Heavy Trucks)(a)               245,260      2,747,470
------------------------------------------------------------------------
Taegu Department Store Co., Ltd. (Department
  Stores)(a)                                      132,910      2,542,387
------------------------------------------------------------------------
Techno Semichem Co., Ltd. (Commodity
  Chemicals)(a)                                   159,850      2,581,655
------------------------------------------------------------------------
Woongjin Coway Co., Ltd. (Housewares &
  Specialties)(a)                                 143,700      4,273,718
------------------------------------------------------------------------
Youngone Corp. (Apparel, Accessories & Luxury
  Goods)(a)                                       556,310      2,502,943
========================================================================
                                                              88,829,739
========================================================================

TAIWAN-7.31%

Catcher Technology Co., Ltd. (Computer
  Storage & Peripherals)(a)                       346,819      3,877,887
------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.
  (Electronic Manufacturing Services)(a)(c)       909,734      6,141,450
------------------------------------------------------------------------
MediaTek Inc. (Semiconductors)(a)(c)              514,000      6,011,022
------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)(a)                           2,884,238      6,127,813
------------------------------------------------------------------------
Tripod Technology Corp. (Electronic Equipment
  Manufacturers)(a)                               730,000      2,751,213
------------------------------------------------------------------------
Wistron Corp. (Computer Hardware)(a)(c)         2,202,000      2,876,030
========================================================================
                                                              27,785,415
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

THAILAND-3.50%

Kasikornbank PCL (Diversified Banks)(a)         2,920,000   $  5,310,329
------------------------------------------------------------------------
Siam Commercial Bank PCL (Diversified Banks)    3,126,000      5,414,069
------------------------------------------------------------------------
Thai Oil PCL (Oil & Gas Refining &
  Marketing)(a)                                 1,413,000      2,555,129
========================================================================
                                                              13,279,527
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $226,567,814)                          343,722,049
========================================================================
MONEY MARKET FUNDS-8.53%

Liquid Assets Portfolio-Institutional
  Class(g)                                     16,206,887     16,206,887
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(g)    16,206,887     16,206,887
========================================================================
    Total Money Market Funds (Cost
      $32,413,774)                                            32,413,774
========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-98.99% (Cost
  $258,981,588)                                              376,135,823
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED-1.76%

MONEY MARKET FUNDS-1.76%

Liquid Assets Portfolio-Institutional
  Class(g)(h)                                   3,334,999   $  3,334,999
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(g)(h)                                   3,334,999      3,334,999
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $6,669,998)                                        6,669,998
========================================================================
TOTAL INVESTMENTS-100.75% (Cost $265,651,586)                382,805,821
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.75)%                         (2,843,867)
========================================================================
NET ASSETS-100.00%                                          $379,961,954
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
GDR   - Global Depositary Receipt
REIT  - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2006 was $274,474,517, which represented 72.24% of the Fund's Net Assets. See Note 1A.
(b) All or a portion of this security is out on loan at April 30, 2006.
(c) Non-income producing security.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at April 30, 2006 was $3,749,510, which represented 0.99% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at April 30, 2006 was $2,012,920, which represented 0.53% of the Fund's Net Assets.
(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at April 30, 2006 represented 0.00% of the Fund's Net Assets. See Note 1A.
(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $226,567,814)*     $343,722,049
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $39,083,772)                             39,083,772
===========================================================
    Total investments (cost $265,651,586)       382,805,821
===========================================================
Foreign currencies, at value (cost
  $4,113,844)                                     4,160,822
-----------------------------------------------------------
Receivables for:
  Investments sold                                2,107,777
-----------------------------------------------------------
  Fund shares sold                                2,729,066
-----------------------------------------------------------
  Dividends                                         703,786
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               38,709
-----------------------------------------------------------
Other assets                                         28,772
===========================================================
    Total assets                                392,574,753
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           4,118,953
-----------------------------------------------------------
  Fund shares reacquired                            788,947
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 46,396
-----------------------------------------------------------
  Collateral upon return of securities loaned     6,669,998
-----------------------------------------------------------
Accrued distribution fees                           137,655
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,947
-----------------------------------------------------------
Accrued transfer agent fees                         161,403
-----------------------------------------------------------
Accrued operating expenses                          687,500
===========================================================
    Total liabilities                            12,612,799
===========================================================
Net assets applicable to shares outstanding    $379,961,954
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $267,468,469
-----------------------------------------------------------
Undistributed net investment income (loss)          (83,770)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                     (4,606,792)
-----------------------------------------------------------
Unrealized appreciation from investment
  securities and foreign currencies             117,184,047
===========================================================
                                               $379,961,954
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $270,855,149
___________________________________________________________
===========================================================
Class B                                        $ 53,668,736
___________________________________________________________
===========================================================
Class C                                        $ 55,438,069
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          12,304,075
___________________________________________________________
===========================================================
Class B                                           2,560,430
___________________________________________________________
===========================================================
Class C                                           2,654,921
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      22.01
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $22.01 divided by
      94.50%)                                  $      23.29
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      20.96
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      20.88
___________________________________________________________
===========================================================

* At April 30, 2006, securities with an aggregate value of $6,442,594 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $278,101)        $ 2,461,376
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $78,498, after compensation
  to counterparties of $67,861)                                   495,427
-------------------------------------------------------------------------
Interest                                                            4,731
=========================================================================
    Total investment income                                     2,961,534
=========================================================================

EXPENSES:

Advisory fees                                                   1,382,786
-------------------------------------------------------------------------
Administrative services fees                                       43,396
-------------------------------------------------------------------------
Custodian fees                                                    364,210
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         258,728
-------------------------------------------------------------------------
  Class B                                                         221,669
-------------------------------------------------------------------------
  Class C                                                         198,981
-------------------------------------------------------------------------
Transfer agent fees                                               449,760
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          10,807
-------------------------------------------------------------------------
Other                                                             116,452
=========================================================================
    Total expenses                                              3,046,789
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (38,884)
=========================================================================
    Net expenses                                                3,007,905
=========================================================================
Net investments income (loss)                                     (46,371)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities (Net of tax on the sale of foreign
    investments of $30,478 -- Note 1H)                         25,019,771
-------------------------------------------------------------------------
  Foreign currencies                                             (189,500)
=========================================================================
                                                               24,830,271
=========================================================================
Change in net unrealized appreciation of:
  Investment securities (Net of estimated tax on foreign
    investments of $(416,850) -- Note 1H)                      60,859,892
-------------------------------------------------------------------------
  Foreign currencies                                              154,119
=========================================================================
                                                               61,014,011
=========================================================================
Net gain from investment securities and foreign currencies     85,844,282
=========================================================================
Net increase in net assets resulting from operations          $85,797,911
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2006 and the year ended October 31, 2005 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    (46,371)   $  1,237,012
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  24,830,271      13,912,360
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           61,014,011      13,482,015
==========================================================================================
    Net increase in net assets resulting from operations        85,797,911      28,631,387
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (1,171,757)             --
------------------------------------------------------------------------------------------
  Class B                                                          (78,079)             --
------------------------------------------------------------------------------------------
  Class C                                                          (64,639)             --
==========================================================================================
    Decrease in net assets resulting from distributions         (1,314,475)             --
==========================================================================================
Share transactions-net:
  Class A                                                       54,408,173      29,437,413
------------------------------------------------------------------------------------------
  Class B                                                        5,130,312       1,071,326
------------------------------------------------------------------------------------------
  Class C                                                       17,335,074      12,941,688
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                               76,873,559      43,450,427
==========================================================================================
    Net increase in net assets                                 161,356,995      72,081,814
==========================================================================================

NET ASSETS:

  Beginning of period                                          218,604,959     146,523,145
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(83,770) and $1,277,076, respectively)  $379,961,954    $218,604,959
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Asia Pacific Growth Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

H. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

I. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $500 million                                              0.95%
---------------------------------------------------------------------
Over $500 million                                               0.90%
 ____________________________________________________________________
=====================================================================


    Through June 30, 2006, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $250 million                                              0.935%
----------------------------------------------------------------------
Next $250 million                                               0.91%
----------------------------------------------------------------------
Next $500 million                                               0.885%
----------------------------------------------------------------------
Next $1.5 billion                                               0.86%
----------------------------------------------------------------------
Next $2.5 billion                                               0.835%
----------------------------------------------------------------------
Next $2.5 billion                                               0.81%
----------------------------------------------------------------------
Next $2.5 billion                                               0.785%
----------------------------------------------------------------------
Over $10 billion                                                0.76%
 _____________________________________________________________________
======================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2006, AIM waived fees of $28,871.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $416.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2006, AIM was paid $43,396.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AISI to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2006, the Fund paid AISI $449,760.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2006, the Class A, Class B and Class C shares paid $258,728, $221,669 and $198,981, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2006, ADI advised the Fund that it retained $118,310 in front-end sales commissions from the sale of Class A shares and $28, $20,538 and $6,004 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      04/30/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 6,845,216      $37,521,572       $(28,159,901)         $   --         $16,206,887     $208,044       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             6,845,216       37,521,572        (28,159,901)             --          16,206,887      208,885           --
==================================================================================================================================
  Subtotal        $13,690,432      $75,043,144       $(56,319,802)         $   --         $32,413,774     $416,929       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      04/30/06        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 4,073,251      $ 14,783,892      $(15,522,144)         $  --          $ 3,334,999     $ 39,163        $  --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             4,073,250        14,775,066       (15,513,317)            --            3,334,999       39,335           --
==================================================================================================================================
  Subtotal        $ 8,146,501      $ 29,558,958      $(31,035,461)         $  --          $ 6,669,998     $ 78,498        $  --
==================================================================================================================================
  Total           $21,836,933      $104,602,102      $(87,355,263)         $  --          $39,083,772     $495,427        $  --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $9,597.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2006, the Fund paid legal fees of $3,560 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2006, securities with an aggregate value of $6,442,594 were on loan to brokers. The loans were secured by cash collateral of $6,669,998 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2006, the Fund received dividends on cash collateral investments of $78,498 for securities lending transactions, which are net of compensation to counterparties.

NOTE 8--TAX INFORMATION


The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2009                                                 $27,317,937
-----------------------------------------------------------------------------
October 31, 2010                                                   1,617,552
=============================================================================
Total capital loss carryforward                                   28,935,489
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2006 was $144,754,864 and $89,576,234, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $120,591,218
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (3,764,545)
==============================================================================
Net unrealized appreciation of investment securities             $116,826,673
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $265,979,148.

NOTE 10--SHARE INFORMATION

The Fund currently consists of three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase.


                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                  APRIL 30, 2006(a)                OCTOBER 31, 2005
                                                              --------------------------    ------------------------------
                                                                SHARES         AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,686,935    $ 72,288,968         4,405,997    $ 70,360,970
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        646,031      12,047,035           754,546      11,491,560
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,117,451      20,613,818         1,693,546      25,384,096
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         57,543       1,028,861                --              --
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                          4,271          72,895                --              --
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                          3,486          59,266                --              --
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        139,775       2,810,866           187,193       2,986,955
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (146,723)     (2,810,866)         (196,169)     (2,986,955)
==========================================================================================================================
Reacquired:(b)
  Class A                                                     (1,112,348)    (21,720,522)       (2,798,484)    (43,910,512)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (224,420)     (4,178,752)         (497,986)     (7,433,279)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (178,595)     (3,338,010)         (838,123)    (12,442,408)
==========================================================================================================================
                                                               3,993,406    $ 76,873,559         2,710,520    $ 43,450,427
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 17% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Amount is net of redemption fees of $8,804, $1,854 and $1,737 for Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2006 and $21,867, $5,526 and $3,201 for Class A, Class B and Class C shares, respectively, for the year ended October 31, 2005.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          CLASS A
                                                           ----------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED                         YEAR ENDED OCTOBER 31,
                                                           APRIL 30,        -----------------------------------------------------
                                                              2006            2005        2004       2003       2002       2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  16.41        $  13.72    $  12.07    $  8.53    $  8.59    $ 10.70
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                               0.02            0.14       (0.01)     (0.01)     (0.04)     (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 5.70            2.55        1.66       3.55      (0.02)     (2.06)
=================================================================================================================================
    Total from investment operations                            5.72            2.69        1.65       3.54      (0.06)     (2.07)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.12)             --          --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --              --          --         --         --      (0.04)
=================================================================================================================================
Redemption fees added to shares of beneficial interest          0.00            0.00        0.00         --         --         --
=================================================================================================================================
Net asset value, end of period                              $  22.01        $  16.41    $  13.72    $ 12.07    $  8.53    $  8.59
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                35.00%          19.61%      13.67%     41.50%     (0.70)%   (19.46)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $270,855        $156,379    $106,129    $97,192    $62,806    $61,729
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.86%(c)        2.01%       2.23%      2.26%      2.25%      2.02%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.88%(c)        2.03%       2.25%      2.41%      2.49%      2.37%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                        0.18%(c)        0.85%      (0.09)%    (0.11)%    (0.41)%    (0.06)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                        33%             36%         68%       100%       114%        73%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $208,698,173.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                           CLASS B
                                                             --------------------------------------------------------------------
                                                             SIX MONTHS
                                                               ENDED                        YEAR ENDED OCTOBER 31,
                                                             APRIL 30,        ---------------------------------------------------
                                                                2006           2005       2004       2003       2002       2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 15.61         $ 13.14    $ 11.64    $  8.27    $  8.38    $ 10.50
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                               (0.05)           0.03      (0.09)     (0.07)     (0.10)     (0.07)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  5.43            2.44       1.59       3.44      (0.01)     (2.01)
=================================================================================================================================
    Total from investment operations                             5.38            2.47       1.50       3.37      (0.11)     (2.08)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.03)             --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --              --         --         --         --      (0.04)
=================================================================================================================================
Redemption fees added to shares of beneficial interest           0.00            0.00       0.00         --         --         --
=================================================================================================================================
Net asset value, end of period                                $ 20.96         $ 15.61    $ 13.14    $ 11.64    $  8.27    $  8.38
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                 34.53%          18.80%     12.89%     40.75%     (1.31)%   (19.92)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $53,669         $35,600    $29,174    $24,599    $19,916    $25,479
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.61%(c)        2.69%      2.88%      2.91%      2.90%      2.67%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.63%(c)        2.71%      2.90%      3.06%      3.14%      3.02%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.57)%(c)       0.17%     (0.74)%    (0.76)%    (1.06)%    (0.72)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                         33%             36%        68%       100%       114%        73%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $44,701,245.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS C
                                                              ------------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                       YEAR ENDED OCTOBER 31,
                                                              APRIL 30,        -------------------------------------------------
                                                                 2006           2005       2004       2003      2002      2001
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 15.55         $ 13.09    $ 11.60    $ 8.25    $ 8.37    $ 10.49
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.05)           0.03      (0.09)    (0.07)    (0.10)     (0.07)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   5.41            2.43       1.58      3.42     (0.02)     (2.01)
================================================================================================================================
    Total from investment operations                              5.36            2.46       1.49      3.35     (0.12)     (2.08)
================================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.03)             --         --        --        --         --
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --              --         --        --        --      (0.04)
================================================================================================================================
Redemption fees added to shares of beneficial interest            0.00            0.00       0.00        --        --         --
================================================================================================================================
Net asset value, end of period                                 $ 20.88         $ 15.55    $ 13.09    $11.60    $ 8.25    $  8.37
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                  34.54%          18.79%     12.84%    40.61%    (1.43)%   (19.94)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $55,438         $26,626    $11,220    $8,763    $6,019    $ 4,692
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.61%(c)        2.69%      2.88%     2.91%     2.90%      2.67%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.63%(c)        2.71%      2.90%     3.06%     3.14%      3.02%
================================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.57)%(c)       0.17%     (0.74)%   (0.76)%   (1.06)%    (0.72)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(d)                                          33%             36%        68%      100%      114%        73%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $40,125,940.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

    On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

    On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP Defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) Plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) Plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP Defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP Defendants. The opinion also: (i) confirmed Plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that Plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an Order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP Defendants. On May 8, 2006, Plaintiff filed a Second Amended Class Action Complaint in order to comply with Judge Motz's Order. The remaining defendants are AVZ, Inc. (as Plan Sponsor) and AMVESCAP National Trust Company (as Plan Trustee and Asset Custodian), and the remaining claims are based on alleged breaches of Defendants' fiduciary duties caused by a failure to prudently and loyally manage Plan assets and failure to provide complete and accurate information to Plan Participants and Beneficiaries. Plaintiff removed certain Defendants and all claims against them, including AMVESCAP Retirement, Inc., IFG and AMVESCAP.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173


        DOMESTIC EQUITY                            SECTOR EQUITY                       AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                   AIM Advantage Health Sciences Fund       AIM Conservative Allocation Fund
AIM Basic Value Fund                       AIM Energy Fund                          AIM Growth Allocation Fund(2)
AIM Capital Development Fund               AIM Financial Services Fund              AIM Moderate Allocation Fund
AIM Charter Fund                           AIM Global Health Care Fund              AIM Moderate Growth Allocation Fund
AIM Constellation Fund                     AIM Global Real Estate Fund              AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund              AIM Gold & Precious Metals Fund
AIM Dynamics Fund                          AIM Leisure Fund
AIM Large Cap Basic Value Fund             AIM Multi-Sector Fund                        DIVERSIFIED PORTFOLIOS
AIM Large Cap Growth Fund                  AIM Real Estate Fund(1)
AIM Mid Cap Basic Value Fund               AIM Technology Fund                      AIM Income Allocation Fund
AIM Mid Cap Core Equity Fund(1)            AIM Utilities Fund                       AIM International Allocation Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund                          FIXED INCOME
AIM S&P 500 Index Fund
AIM Select Equity Fund                     TAXABLE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund                  AIM Enhanced Short Bond Fund
AIM Structured Core Fund                   AIM Floating Rate Fund
AIM Structured Growth Fund                 AIM High Yield Fund
AIM Structured Value Fund                  AIM Income Fund
AIM Summit Fund                            AIM Intermediate Government Fund
AIM Trimark Endeavor Fund                  AIM International Bond Fund
AIM Trimark Small Companies Fund           AIM Limited Maturity Treasury Fund
                                           AIM Money Market Fund
 INTERNATIONAL/GLOBAL EQUITY               AIM Short Term Bond Fund
                                           AIM Total Return Bond Fund
AIM Asia Pacific Growth Fund               Premier Portfolio
AIM China Fund                             Premier U.S. Government Money Portfolio
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund(1)         TAX-FREE
AIM Global Aggressive Growth Fund
AIM Global Equity Fund                     AIM High Income Municipal Fund(1)
AIM Global Growth Fund                     AIM Municipal Bond Fund
AIM Global Value Fund                      AIM Tax-Exempt Cash Fund
AIM Japan Fund                             AIM Tax-Free Intermediate Fund
AIM International Core Equity Fund         Premier Tax-Exempt Portfolio
AIM International Growth Fund
AIM International Small Company Fund(1)    =======================================================================================
AIM Trimark Fund                           CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS
                                           AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR
                                           AND READ IT CAREFULLY BEFORE INVESTING.
                                           =======================================================================================

*Domestic equity and income fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus. (2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after July 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $419 billion in assets under management. Data as of April 30, 2006.



AIMinvestments.com             APG-SAR-1                A I M Distributors, Inc.



                         [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
--------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College   Separately   Offshore    Cash               [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products                 Savings   Managed      Products    Management              --Registered Trademark--
                                  Plans     Accounts
--------------------------------------------------------------------------------

                                                        AIM EUROPEAN GROWTH FUND
                              Semiannual Report to Shareholders o April 30, 2006


                                  [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                          --Registered Trademark--

====================================================================================================================================
AIM EUROPEAN GROWTH FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of April 30, 2006, and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          o The unmanaged MSCI EUROPE INDEX is a       The Fund provides a complete list of its
                                             group of European securities tracked by      holdings four times in each fiscal year,
o Class B shares are not available as an     Morgan Stanley Capital International.        at the quarter-ends. For the second and
investment for retirement plans              The MSCI EUROPE GROWTH INDEX measures        fourth quarters, the lists appear in the
maintained pursuant to Section 401 of        performance of companies with higher         Fund's semiannual and annual reports to
the Internal Revenue Code, including         price/earnings ratios and higher             shareholders. For the first and third
401(k) plans, money purchase pension         forecasted growth values in the MSCI         quarters, the Fund files the lists with
plans and profit sharing plans. Plans        Europe Index.                                the Securities and Exchange Commission
that had existing accounts invested in                                                    (SEC) on Form N-Q. The most recent list
Class B shares prior to September 30,        o The unmanaged LIPPER EUROPEAN FUND         of portfolio holdings is available at
2003, will continue to be allowed to         INDEX represents an average of the           AIMinvestments.com. From our home page,
make additional purchases.                   performance of the 30 largest European       click on Products & Performance, then
                                             equity funds tracked by Lipper Inc., an      Mutual Funds, then Fund Overview. Select
o Class R shares are available only to       independent mutual fund performance          your Fund from the drop-down menu and
certain retirement plans. Please see the     monitor.                                     click on Complete Quarterly Holdings.
prospectus for more information.                                                          Shareholders can also look up the Fund's
                                             o The Fund is not managed to track the       Forms N-Q on the SEC Web site at
o Investor Class shares are closed to        performance of any particular index,         sec.gov. Copies of the Fund's Forms N-Q
most investors. For more information on      including the indexes defined here, and      may be reviewed and copied at the SEC
who may continue to invest in the            consequently, the performance of the         Public Reference Room at 450 Fifth
Investor Class shares, please see the        Fund may deviate significantly from the      Street, N.W., Washington, D.C.
prospectus.                                  performance of the indexes.                  20549-0102. You can obtain information
                                                                                          on the operation of the Public Reference
PRINCIPAL RISKS OF INVESTING IN THE FUND     o A direct investment cannot be made in      Room, including information about
                                             an index. Unless otherwise indicated,        duplicating fee charges, by calling
o Foreign securities have additional         index results include reinvested             202-942-8090 or 800-732-0330, or by
risks, including exchange rate changes,      dividends, and they do not reflect sales     electronic request at the following
political and economic developments, the     charges. Performance of an index of          e-mail address: publicinfo@sec.gov. The
relative lack of information about these     funds reflects fund expenses;                SEC file numbers for the Fund are
companies and the potential lack of          performance of a market index does not.      811-06463 and 033-44611.
strict financial and accounting controls
and standards.                               OTHER INFORMATION                            A description of the policies and
                                                                                          procedures that the Fund uses to
o Investing in a single-sector or            o The returns shown in management's          determine how to vote proxies relating
single-region mutual fund involves           discussion of Fund performance are based     to portfolio securities is available
greater risk and potential reward than       on net asset values calculated for           without charge, upon request, from our
investing in a more diversified fund.        shareholder transactions. Generally          Client Services department at
                                             accepted accounting principles require       800-959-4246 or on the AIM Web site,
o Although the Fund's return during          adjustments to be made to the net assets     AIMinvestments.com. On the home page,
certain periods was positively impacted      of the Fund at period end for financial      scroll down and click on AIM Funds Proxy
by its investments in initial public         reporting purposes, and as such, the net     Policy. The information is also
offerings (IPOs), there can be no            asset values for shareholder                 available on the SEC Web site, sec.gov.
assurance that the Fund will have            transactions and the returns based on
favorable IPO investment opportunities       those net asset values may differ from       Information regarding how the Fund voted
in the future.                               the net asset values and returns             proxies related to its portfolio
                                             reported in the Financial Highlights.        securities during the 12 months ended
ABOUT INDEXES USED IN THIS REPORT                                                         June 30, 2005, is available at our Web
                                             o Industry classifications used in this      site. Go to AIMinvestments.com, access
o The unmanaged MSCI EUROPE, AUSTRALASIA     report are generally according to the        the About Us tab, click on Required
AND THE FAR EAST INDEX (the MSCI EAFE        Global Industry Classification Standard,     Notices and then click on Proxy Voting
--Registered Trademark--) is a group of      which was developed by and is the            Activity. Next, select the Fund from the
foreign securities tracked by Morgan         exclusive property and a service mark of     drop-down menu. The information is also
Stanley Capital International.               Morgan Stanley Capital International         available on the SEC Web site, sec.gov.
                                             Inc. and Standard & Poor's.

                                                                                          ========================================
                                                                                          FUND NASDAQ SYMBOLS

                                                                                          Class A Shares                    AEDAX
================================================================================          Class B Shares                    AEDBX
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 Class C Shares                    AEDCX
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES             Class R Shares                    AEDRX
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Investor Class Shares             EGINX
================================================================================          ========================================


=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

AIM EUROPEAN GROWTH FUND

                    DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF
                    FUNDS--Registered Trademark--:
[PHOTO OF
ROBERT H.           We're pleased to provide you with this semiannual report,
GRAHAM]             which includes a discussion of how your Fund was managed for the six months ended April 30, 2006, and what factors
ROBERT H. GRAHAM    affected its performance. That discussion begins on page 3.

                      It's been said nothing is certain but death and taxes.
[PHOTO OF           We would venture to add that one other thing is certain:
PHILIP              Markets change--and change often--in the short term. The
TAYLOR]             period covered in this report is a perfect example. Domestic and global equity markets were generally strong throughout
PHILIP TAYLOR       the period, but they became considerably more volatile and negative beginning in May, after the close of the reporting period. Inflation fears were the primary cause of this volatility and negativity:

    o Amid signs of rising inflation, the U.S. Federal Reserve Board stated that additional interest rate hikes might be needed to address inflation risks.

    o The dollar remained weak, making imports more expensive and thereby raising inflation.

    o Oil prices remained at historically high levels, threatening to reduce consumer spending--and possibly slowing the U.S. economy.

    While we can't do anything about the ambiguity and uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments --Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

    We also believe in the value of a trusted financial advisor; who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

OUR COMMITMENT TO YOU

In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

    Information about investing, the markets and your Fund is always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM                                 /s/ PHILIP TAYLOR
-----------------------------------                  ---------------------------
Robert H. Graham                                     Philip Taylor
President & Vice Chair -- AIM Funds                  CEO, AIM Investments
Chair, AIM Investments

June 19, 2006

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    Having completed a year of transition and change at AIM
[PHOTO OF           Funds--as well as my first full year as your board's
BRUCE L.            independent chair--I can assure you that shareholder
CROCKETT]           interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value
BRUCE L. CROCKETT   of an independent board chair, this structure is working for you. Our new structure has enabled the board to work more effectively with management to achieve benefits for the shareholders, as shown in the highlights of 2005 listed below:

    o During 2005, management proposed, and your board approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

    o Also during 2005, management proposed to your board the merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

    o Your board, through its Investments Committee and Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

    In 2006, your board will continue to focus on fund expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

    The AIM Funds board is pleased to welcome our newest independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward K. Dunn, Jr., who retired in 2006.

    Your board welcomes your views. Please mail them to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

Sincerely,

/s/ BRUCE L. CROCKETT
---------------------------
Bruce L. Crockett
Independent Chair
AIM Funds Board

June 19, 2006

AIM EUROPEAN GROWTH FUND



MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


=====================================================================================     bottom-up investment approach, which
                                                                                          means that we construct the Fund
PERFORMANCE SUMMARY                          ========================================     primarily on a stock-by-stock basis. We
                                             FUND VS. INDEXES                             focus on the strengths of individual
Despite record high oil prices, most                                                      companies rather than sectors, countries
world equity markets posted positive         CUMULATIVE TOTAL RETURNS,                    or market-cap trends.
returns for the reporting period. In         10/31/05--4/30/06, EXCLUDING APPLICABLE
Europe, markets continued to rally, as       SALES CHARGES. IF SALES CHARGES WERE             We believe disciplined sell
positive economic data and both rumored      INCLUDED, RETURNS WOULD BE LOWER.            decisions are key to successful
and actual takeover activity continued                                                    investing. We consider selling a stock
to bolster investor confidence.              Class A Shares                    30.43%     for one of the following reasons:

    We are pleased to provide                Class B Shares                    29.97      o A company's fundamentals deteriorate,
shareholders with double-digit Fund                                                       or it posts disappointing earnings
performance at net asset value once          Class C Shares                    29.99
again. As the table to the right                                                          o A stock seems overvalued
illustrates, your Fund significantly         Class R Shares                    30.24
outperformed both its broad market and                                                    o A more attractive opportunity becomes
style-specific benchmarks. We attribute      Investor Class Shares             30.48      available
our comparative success to strong stock
selection, with key contributions coming     MSCI EAFE Index                              MARKET CONDITIONS AND YOUR FUND
from consumer discretionary, energy,         (Broad Market Index)              22.89
consumer staples and health care stocks.                                                  During the period, the superior
We also benefited from our sizeable          MSCI Europe Growth Index                     performance of European equities
position in small- and mid-cap European      (Style-specific Index)            20.45      relative to those of the U.S. continued
stocks, which benefited from stronger                                                     to underscore the importance of
domestic demand and continued to             Lipper European Fund Index                   diversification. Although returns
outperform during the                        (Peer Group Index)                27.61      varied, all countries represented in the
                                                                                          MSCI Europe Growth Index, considered
                                             SOURCE: LIPPER INC.                          representative of European stocks,
                                             ========================================     posted double-digit gains for the
                                                                                          reporting period (in U.S. dollar terms).
                                             reporting period.
                                                                                              Across Europe, corporate earnings
                                                 Your Fund's long-term performance        and guidance were generally strong for
                                             appears on page 5.                           the reporting period, with the majority
=====================================================================================     of European companies having reported
HOW WE INVEST                                struction techniques. The strategy           their 2005 results. Hopes for stronger
                                             focuses primarily on identifying quality     growth in the European economy in 2006
We believe that earnings drive stock         companies that have experienced, or          were supported by industrial survey
prices and that companies generating         exhibit the potential for, accelerating      evidence, with the manufacturing and
sustainable above-average earnings           or above-average earnings growth but         services purchasing managers indexes
growth may provide long-term growth of       whose prices do not fully reflect these      (PMIs) both extending their gains to
capital.                                     attributes.                                  multi-year highs. Some consumption
                                                                                          indicators also showed strength,
    When selecting stocks for your Fund,         While research responsibilities          particularly demand for consumer credit.
we employ a disciplined investment           within the portfolio management team are     Additionally, the euro surged against
strategy that emphasizes fundamental         focused by market capitalization, such       the U.S. dollar amid a barrage of
research, supported by both quantitative     as large- or mid/small-cap, we select        negative developments for the U.S.
analysis and portfolio con-                  investments for the Fund by using a          currency.

                                                                                                                         (continued)

========================================     ========================================     ========================================
PORTFOLIO COMPOSITION                        TOP 5 COUNTRIES*                             TOP 10 EQUITY HOLDINGS*

By sector                                     1. United Kingdom                 18.9%      1. Puma A.G. Rudolf Dassler Sport
                                                                                              (Germany)                       2.8%
Consumer Discretionary             20.5%      2. France                         15.2
                                                                                           2. Anglo Irish Bank Corp. PLC
Financials                         20.1       3. Germany                        10.7          (Ireland)                       2.6

Industrials                        17.3       4. Switzerland                     8.5       3. BNP Paribas S.A. (France)       1.8

Consumer Staples                   12.1       5. Greece                          5.9       4. Petroleum Geo-Services A.S.A.
                                                                                              (Norway)                        1.8
Energy                              9.3      TOTAL NET ASSETS           $1.2 BILLION
                                                                                           5. Aalberts Industries N.V.
Health Care                         6.6      TOTAL NUMBER OF HOLDINGS*            95          (Netherlands)                   1.8

Materials                           4.4                                                    6. OTP Bank Rt. (Hungary)          1.8

Utilities                           2.6                                                    7. Total S.A. (France)             1.7

Information Technology              1.7                                                    8. Vinci S.A. (France)             1.7

Telecommunication Services          0.9                                                    9. Eiffage S.A. (France)           1.7

Money Market Funds Plus                                                                   10. Eni S.p.A. (Italy)              1.7
Other Assets Less Liabilities       4.5

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.
* Excluding money market fund holdings.
========================================     ========================================     ========================================

AIM EUROPEAN GROWTH FUND


    Fund performance was broadly based,      (versus the U.S. dollar) adding value to        See important Fund and index
with almost all markets registering          overall return. Because we do not           disclosures on the inside front cover.
double-digit gains for the reporting         typically hedge currencies--we buy
period. Stock selection was the key          stocks in their local currency and then                    JASON T. HOLZER, Chartered
driver of the Fund's outperformance,         translate that value back into                             Financial Analyst, senior
with top performers coming from France,      dollars--foreign currency appreciation      [HOLZER        portfolio manager, is lead
Germany and the Netherlands. A               provided a boost to Fund performance.        PHOTO]        manager of AIM European
combination of favorable stock selection                                                                Growth Fund with respect to
and an overweight exposure to the strong         Given strong Fund performance for                      the Fund's small-and mid-cap
Norwegian market relative to the             the reporting period, stock-specific        investments. Mr. Holzer joined AIM in
style-specific index also boosted            detractors were limited. Although           1996. He earned a B.A. in quantitative
performance, as Norway benefited from        overall Fund holdings in Germany            economics and an M.S. in
strong energy prices.                        produced positive returns, VOLVO A.B., a    engineering-economic systems from
                                             long-time Fund holding, proved to be a      Stanford University.
    Leading contributors to the Fund's       detractor. Concerns over potential
relative and absolute performance            deterioration in earnings growth driven
included PUMA A.G. RUDOLF DASSLER SPORT      by a slowdown in truck sales for 2007,                     CLAS G. OLSSON, senior
and EIFFAGE S.A. Consumer discretionary      combined with less attractive valuation,                   portfolio manager and
holding PUMA, the German athletic shoe       led us to sell Volvo after two years of     [OLSSON        head of AIM's International
and apparel manufacturer, surprised a        strong returns.                              PHOTO]        Investment Management Unit,
market that was apprehensive about the                                                                  is lead manager of AIM
company's expansion program. Industrials         Although the Fund's cash position                      European Growth Fund with
holding Eiffage, a leading French            was normal, not being fully invested in     respect to the Fund's large-cap
construction company, benefited from a       the strong European equity market           investments. Mr. Olsson joined AIM in
double-digit operating profit as well as     detracted from performance.                 1994. Mr. Olsson became a commissioned
a friendly merger proposal from a large                                                  naval officer at the Royal Swedish Naval
Spanish construction group. We have been     IN CLOSING                                  Academy in 1988. He also earned a B.B.A.
fans of the stock for some time due to                                                   from The University of Texas at Austin.
strong momentum in French construction       European markets once again outperformed
and our belief that its core                 U.S. markets during the reporting
construction activities are undervalued.     period. In our opinion, better relative                    MATTHEW W. DENNIS,
                                             valuations than U.S. markets, low                          Chartered Financial
    Though we outperformed the               interest rates in the euro zone,            [DENNIS        Analyst, portfolio
style-specific index across most             structured reform efforts throughout         PHOTO]        manager, is manager of
markets, our lack of exposure to certain     Europe and increased private equity                        AIM European Growth Fund.
strong index performers in Finland and       takeovers continued to support European                    He has been in the
exposure to the more volatile Hungarian      markets, making Europe a compelling         investment business since 1994. Mr.
market detracted from comparative            investment arena. Over the past six         Dennis earned a B.A. in economics from
results.                                     months, the Fund has experienced strong     The University of Texas at Austin. He
                                             double-digit returns. It would be           also earned an M.S. in finance from
    Stock selection was strong across        imprudent for us to suggest that such a     Texas A&M University.
sectors, with top contributors to            level of performance is sustainable over
outperformance coming from the Fund's        the long term. However, we remain
energy, consumer discretionary, consumer     committed to our disciplined strategy of                   BORGE ENDRESEN, Chartered
staples and health care holdings.            selecting holdings based on the                            Financial Analyst, portfolio
Although stock selection took precedence     strengths of the individual company and     [ENDRESEN      manager, is manager of AIM
over sector allocation, a significant        maintaining our course through market         PHOTO]       European Growth Fund. He
underweight exposure to                      fluctuations.                                              joined AIM in 1999 and
telecommunication services and                                                                          graduated summa cum laude
overweight position in financials and            We welcome new shareholders who         from the University of Oregon with a
industrials relative to the                  invested in the Fund during the             B.S. in Finance. He also earned an M.B.A
style-specific index proved to be the        reporting period and thank all our          from The University of Texas at Austin.
most significant positive contributors.      shareholders for your continued
In contrast, the Fund's underweight          investment in AIM European Growth Fund.                    RICHARD NIELD, Chartered
exposure to the materials sector was a                                                                  Financial Analyst, portfolio
detractor to performance, but strong         The views and opinions expressed in          [NIELD        manager, is manager of AIM
stock selection within this sector           management's discussion of Fund              PHOTO]        European Growth Fund. Mr.
helped the Fund outperform the               performance are those of A I M Advisors,                   Nield joined AIM in 2000.
style-specific index.                        Inc. These views and opinions are                          He earned a bachelor of
                                             subject to change at any time based on      commerce degree in finance and
    The Fund also benefited from its         factors such as market and economic         international business from McGill
"all-cap" flexibility, which enables it      conditions. These views and opinions may    University in Montreal, Canada.
to invest across a wide range of the         not be relied upon as investment advice
market-cap spectrum. We believe that the     or recommendations, or as an offer for a    Assisted by Europe/Canada Team
small/mid-cap universe remains less          particular security. The information is
efficient than the large-cap universe        not a complete analysis of every aspect               [RIGHT ARROW GRAPHIC]
and consequently allows us to identify       of any market, country, industry,
attractive investment opportunities that     security or the Fund. Statements of fact
the market may not follow closely.           are from sources considered reliable,           FOR A PRESENTATION OF YOUR FUND'S
                                             but A I M Advisors, Inc. makes no               LONG-TERM PERFORMANCE, PLEASE SEE
    Foreign exchange was another             representation or warranty as to their          PAGE 5.
contributor, with our exposure to the        completeness or accuracy. Although
appreciating euro                            historical performance is no guarantee
                                             of future results, these insights may
                                             help you understand our investment
                                             management philosophy.

AIM EUROPEAN GROWTH FUND


YOUR FUND'S LONG-TERM PERFORMANCE


========================================     ========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/06,including applicable sales     As of 3/31/06, most recent calendar
charges                                      quarter-end, including applicable sales
                                             charges
CLASS A SHARES
Inception (11/3/97)               17.19%     CLASS A SHARES
 5 Years                          15.07      Inception (11/3/97)               16.60%
 1 Year                           31.11       5 Years                          15.03
                                              1 Year                           20.11
CLASS B SHARES
Inception (11/3/97)               17.21%     CLASS B SHARES
 5 Years                          15.39      Inception (11/3/97)               16.62%
 1 Year                           32.72       5 Years                          15.34
                                              1 Year                           21.22
CLASS C SHARES
Inception (11/3/97)               17.18%     CLASS C SHARES
 5 Years                          15.60      Inception (11/3/97)               16.59%
 1 Year                           36.74       5 Years                          15.56
                                              1 Year                           25.20
CLASS R SHARES
Inception                         17.78%     CLASS R SHARES
 5 Years                          16.18      Inception                         17.20%
 1 Year                           38.37       5 Years                          16.14
                                              1 Year                           26.86
INVESTOR CLASS SHARES
Inception                         18.00%     INVESTOR CLASS SHARES
 5 Years                          16.42      Inception                         17.41%
 1 Year                           38.79       5 Years                          16.37
                                              1 Year                           27.20
========================================     ========================================

CLASS R SHARES' INCEPTION DATE IS JUNE       INCEPTION DATE IS NOVEMBER 3, 1997.        0% AT THE BEGINNING OF THE SEVENTH YEAR.
3, 2002. RETURNS SINCE THAT DATE ARE                                                    THE CDSC ON CLASS C SHARES IS 1% FOR THE
HISTORICAL RETURNS. ALL OTHER RETURNS            THE PERFORMANCE DATA QUOTED            FIRST YEAR AFTER PURCHASE.
ARE BLENDED RETURNS OF HISTORICAL CLASS      REPRESENT PAST PERFORMANCE AND CANNOT
R SHARE PERFORMANCE AND RESTATED CLASS A     GUARANTEE COMPARABLE FUTURE RESULTS;           CLASS R SHARES DO NOT HAVE A
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      CURRENT PERFORMANCE MAY BE LOWER OR        FRONT-END SALES CHARGE; RETURNS SHOWN
THE INCEPTION DATE OF CLASS R SHARES) AT     HIGHER. PLEASE VISIT AIMINVESTMENTS.COM    ARE AT NET ASSET VALUE AND DO NOT
NET ASSET VALUE, ADJUSTED TO REFLECT THE     FOR THE MOST RECENT MONTH-END              REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
HIGHER RULE 12b-1 FEES APPLICABLE TO         PERFORMANCE. PERFORMANCE FIGURES REFLECT   ON A TOTAL REDEMPTION OF RETIREMENT PLAN
CLASS R SHARES. CLASS A SHARES'              REINVESTED DISTRIBUTIONS, CHANGES IN NET   ASSETS WITHIN THE FIRST YEAR. INVESTOR
INCEPTION DATE IS NOVEMBER 3, 1997.          ASSET VALUE AND THE EFFECT OF THE          CLASS SHARES DO NOT HAVE A FRONT-END
                                             MAXIMUM SALES CHARGE UNLESS OTHERWISE      SALES CHARGE OR A CDSC; THEREFORE,
    INVESTOR CLASS SHARES' INCEPTION         STATED. INVESTMENT RETURN AND PRINCIPAL    PERFORMANCE IS AT NET ASSET VALUE.
DATE IS SEPTEMBER 30, 2003. RETURNS          VALUE WILL FLUCTUATE SO THAT YOU MAY
SINCE THAT DATE ARE HISTORICAL RETURNS.      HAVE A GAIN OR LOSS WHEN YOU SELL              THE PERFORMANCE OF THE FUND'S SHARE
ALL OTHER RETURNS ARE BLENDED RETURNS OF     SHARES.                                    CLASSES WILL DIFFER DUE TO DIFFERENT
HISTORICAL INVESTOR CLASS SHARE                                                         SALES CHARGE STRUCTURES AND CLASS
PERFORMANCE AND RESTATED CLASS A SHARE           CLASS A SHARE PERFORMANCE REFLECTS     EXPENSES.
PERFORMANCE (FOR PERIODS PRIOR TO THE        THE MAXIMUM 5.50% SALES CHARGE, AND
INCEPTION DATE OF INVESTOR CLASS SHARES)     CLASS B AND CLASS C SHARE PERFORMANCE          A REDEMPTION FEE OF 2% WILL BE
AT NET ASSET VALUE AND REFLECT THE           REFLECTS THE APPLICABLE CONTINGENT         IMPOSED ON CERTAIN REDEMPTIONS OR
HIGHER RULE 12B-1 FEES APPLICABLE TO         DEFERRED SALES CHARGE (CDSC) FOR THE       EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
CLASS A SHARES. CLASS A SHARES'              PERIOD INVOLVED. THE CDSC ON CLASS B       OF PURCHASE. EXCEPTIONS TO THE
                                             SHARES DECLINES FROM 5% BEGINNING AT THE   REDEMPTION FEE ARE LISTED IN THE FUND'S
                                             TIME OF PURCHASE TO                        PROSPECTUS.

AIM EUROPEAN GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      mate the expenses that you paid over the     The hypothetical account values and
                                             period. Simply divide your account value     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 (for example, an $8,600            actual ending account balance or
two types of costs: (1) transaction          account value divided by $1,000 = 8.6),      expenses you paid for the period. You
costs, which may include sales charges       then multiply the result by the number       may use this information to compare the
(loads) on purchase payments; contingent     in the table under the heading entitled      ongoing costs of investing in the Fund
deferred sales charges on redemptions;       "Actual Expenses Paid During Period" to      and other funds. To do so, compare this
and redemption fees, if any; and (2)         estimate the expenses you paid on your       5% hypothetical example with the 5%
ongoing costs, including management          account during this period.                  hypothetical examples that appear in the
fees; distribution and/or service fees                                                    shareholder reports of the other funds.
(12b-1); and other Fund expenses. This       HYPOTHETICAL EXAMPLE FOR COMPARISON
example is intended to help you              PURPOSES                                         Please note that the expenses shown
understand your ongoing costs (in                                                         in the table are meant to highlight your
dollars) of investing in the Fund and to     The table below also provides                ongoing costs only and do not reflect
compare these costs with ongoing costs       information about hypothetical account       any transactional costs, such as sales
of investing in other mutual funds. The      values and hypothetical expenses based       charges (loads) on purchase payments,
example is based on an investment of         on the Fund's actual expense ratio and       contingent deferred sales charges on
$1,000 invested at the beginning of the      an assumed rate of return of 5% per year     redemptions, and redemption fees, if
period and held for the entire period        before expenses, which is not the Fund's     any. Therefore, the hypothetical
November 1, 2005, through April 30,          actual return. The Fund's actual             information is useful in comparing
2006.                                        cumulative total returns at net asset        ongoing costs only, and will not help
                                             value after expenses for the six months      you determine the relative total costs
ACTUAL EXPENSES                              ended April 30, 2006, appear in the          of owning different funds. In addition,
                                             table "Fund vs. Indexes" on page 3.          if these transactional costs were
The table below provides information                                                      included, your costs would have been
about actual account values and actual                                                    higher.
expenses. You may use the information in
this table, together with the amount you
invested, to esti-

====================================================================================================================================
                                                                                    HYPOTHETICAL
                                                   ACTUAL               (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING            ENDING              EXPENSES         ENDING             EXPENSES         ANNUALIZED
SHARE            ACCOUNT VALUE       ACCOUNT VALUE         PAID DURING    ACCOUNT VALUE        PAID DURING        EXPENSE
CLASS              (11/1/05)          (4/30/06)(1)          PERIOD(2)       (4/30/06)           PERIOD(2)          RATIO
  A                $1,000.00           $1,304.30              $9.20         $1,016.81            $8.05             1.61%
  B                 1,000.00            1,299.70              13.46          1,013.09            11.78             2.36
  C                 1,000.00            1,299.90              13.46          1,013.09            11.78             2.36
  R                 1,000.00            1,302.40              10.62          1,015.57             9.30             1.86
Investor            1,000.00            1,304.80               8.91          1,017.06             7.80             1.56

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005, through April
30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
====================================================================================================================================
                                                                            [ARROW BUTTON IMAGE]          For More Information Visit
                                                                                                               AIMinvestments.com

AIM EUROPEAN GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION


The Board of Trustees of AIM                 o The quality of services to be provided     fee rate for the Fund under the Advisory
International Mutual Funds (the "Board")     by AIM. The Board reviewed the               Agreement was fair and reasonable.
oversees the management of AIM European      credentials and experience of the
Growth Fund (the "Fund") and, as             officers and employees of AIM who will       o Fees relative to those of comparable
required by law, determines annually         provide investment advisory services to      funds with other advisors. The Board
whether to approve the continuance of        the Fund. In reviewing the                   reviewed the advisory fee rate for the
the Fund's advisory agreement with A I M     qualifications of AIM to provide             Fund under the Advisory Agreement. The
Advisors, Inc. ("AIM"). Based upon the       investment advisory services, the Board      Board compared effective contractual
recommendation of the Investments            reviewed the qualifications of AIM's         advisory fee rates at a common asset
Committee of the Board at a meeting held     investment personnel and considered such     level and noted that the Fund's rate was
on June 30, 2005, the Board, including       issues as AIM's portfolio and product        above the median rate of the funds
all of the independent trustees,             review process, various back office          advised by other advisors with
approved the continuance of the advisory     support functions provided by AIM and        investment strategies comparable to
agreement (the "Advisory Agreement")         AIM's equity and fixed income trading        those of the Fund that the Board
between the Fund and AIM for another         operations. Based on the review of these     reviewed. The Board noted that AIM has
year, effective July 1, 2005.                and other factors, the Board concluded       agreed to waive advisory fees of the
                                             that the quality of services to be           Fund, as discussed below. Based on this
    The Board considered the factors         provided by AIM was appropriate and that     review, the Board concluded that the
discussed below in evaluating the            AIM currently is providing satisfactory      advisory fee rate for the Fund under the
fairness and reasonableness of the           services in accordance with the terms of     Advisory Agreement was fair and
Advisory Agreement at the meeting on         the Advisory Agreement.                      reasonable.
June 30, 2005 and as part of the Board's
ongoing oversight of the Fund. In their      o The performance of the Fund relative       o Expense limitations and fee waivers.
deliberations, the Board and the             to comparable funds. The Board reviewed      The Board noted that AIM has
independent trustees did not identify        the performance of the Fund during the       contractually agreed to waive advisory
any particular factor that was               past one, three and five calendar years      fees of the Fund through December 31,
controlling, and each trustee attributed     against the performance of funds advised     2009 to the extent necessary so that the
different weights to the various             by other advisors with investment            advisory fees payable by the Fund do not
factors.                                     strategies comparable to those of the        exceed a specified maximum advisory fee
                                             Fund. The Board noted that the Fund's        rate, which maximum rate includes
    One of the responsibilities of the       performance in such periods was above        breakpoints and is based on net asset
Senior Officer of the Fund, who is           the median performance of such               levels. The Board considered the
independent of AIM and AIM's affiliates,     comparable funds. Based on this review,      contractual nature of this fee waiver
is to manage the process by which the        the Board concluded that no changes          and noted that it remains in effect
Fund's proposed management fees are          should be made to the Fund and that it       until December 31, 2009. The Board
negotiated to ensure that they are           was not necessary to change the Fund's       considered the effect this fee waiver
negotiated in a manner which is at arm's     portfolio management team at this time.      would have on the Fund's estimated
length and reasonable. To that end, the                                                   expenses and concluded that the levels
Senior Officer must either supervise a       o The performance of the Fund relative       of fee waivers/expense limitations for
competitive bidding process or prepare       to indices. The Board reviewed the           the Fund were fair and reasonable.
an independent written evaluation. The       performance of the Fund during the past
Senior Officer has recommended an            one, three and five calendar years           o Breakpoints and economies of scale.
independent written evaluation in lieu       against the performance of the Lipper        The Board reviewed the structure of the
of a competitive bidding process and,        European Fund Index. The Board noted         Fund's advisory fee under the Advisory
upon the direction of the Board, has         that the Fund's performance in such          Agreement, noting that it includes one
prepared such an independent written         periods was above the performance of         breakpoint. The Board reviewed the level
evaluation. Such written evaluation also     such Index. Based on this review, the        of the Fund's advisory fees, and noted
considered certain of the factors            Board concluded that no changes should       that such fees, as a percentage of the
discussed below. In addition, as             be made to the Fund and that it was not      Fund's net assets, have decreased as net
discussed below, the Senior Officer made     necessary to change the Fund's portfolio     assets increased because the Advisory
certain recommendations to the Board in      management team at this time.                Agreement includes a breakpoint. The
connection with such written evaluation.                                                  Board noted that AIM has contractually
                                             o Meeting with the Fund's portfolio          agreed to waive advisory fees of the
    The discussion below serves as a         managers and investment personnel. With      Fund through December 31, 2009 to the
summary of the Senior Officer's              respect to the Fund, the Board is            extent necessary so that the advisory
independent written evaluation and           meeting periodically with such Fund's        fees payable by the Fund do not exceed a
recommendations to the Board in              portfolio managers and/or other              specified maximum advisory fee rate,
connection therewith, as well as a           investment personnel and believes that       which maximum rate includes breakpoints
discussion of the material factors and       such individuals are competent and able      and is based on net asset levels. The
the conclusions with respect thereto         to continue to carry out their               Board concluded that the Fund's fee
that formed the basis for the Board's        responsibilities under the Advisory          levels under the Advisory Agreement
approval of the Advisory Agreement.          Agreement.                                   therefore reflect economies of scale and
After consideration of all of the                                                         that it was not necessary to change the
factors below and based on its informed      o Overall performance of AIM. The Board      advisory fee breakpoints in the Fund's
business judgment, the Board determined      considered the overall performance of        advisory fee schedule.
that the Advisory Agreement is in the        AIM in providing investment advisory and
best interests of the Fund and its           portfolio administrative services to the     o Investments in affiliated money
shareholders and that the compensation       Fund and concluded that such performance     market funds. The Board also took into
to AIM under the Advisory Agreement is       was satisfactory.                            account the fact that uninvested cash
fair and reasonable and would have been                                                   and cash collateral from securities
obtained through arm's length                o Fees relative to those of clients of       lending arrangements (collectively,
negotiations.                                AIM with comparable investment               "cash balances") of the Fund may be
                                             strategies. The Board reviewed the           invested in money market funds advised
o The nature and extent of the advisory      advisory fee rate for the Fund under the     by AIM pursuant to the terms of an SEC
services to be provided by AIM. The          Advisory Agreement. The Board noted that     exemptive order. The Board found that
Board reviewed the services to be            this rate was lower than the advisory        the Fund may realize certain benefits
provided by AIM under the Advisory           fee rates for one offshore fund for          upon investing cash balances in AIM
Agreement. Based on such review, the         which an AIM affiliate serves as advisor     advised money market funds, including a
Board concluded that the range of            with investment strategies comparable to     higher net return, increased liquidity,
services to be provided by AIM under the     those of the Fund. The Board noted that      increased diversification or decreased
Advisory Agreement was appropriate and       AIM has agreed to waive advisory fees of     transaction costs. The Board also found
that AIM currently is providing services     the Fund, as discussed below. Based on       that
in accordance with the terms of the          this review, the Board concluded that
Advisory Agreement.                          the advisory

                                                                                                                         (continued)

AIM EUROPEAN GROWTH FUND

the Fund will not receive reduced            o AIM's financial soundness in light of
services if it invests its cash balances     the Fund's needs. The Board considered
in such money market funds. The Board        whether AIM is financially sound and has
noted that, to the extent the Fund           the resources necessary to perform its
invests in affiliated money market           obligations under the Advisory
funds, AIM has voluntarily agreed to         Agreement, and concluded that AIM has
waive a portion of the advisory fees it      the financial resources necessary to
receives from the Fund attributable to       fulfill its obligations under the
such investment. The Board further           Advisory Agreement.
determined that the proposed securities
lending program and related procedures       o Historical relationship between the
with respect to the lending Fund is in       Fund and AIM. In determining whether to
the best interests of the lending Fund       continue the Advisory Agreement for the
and its respective shareholders. The         Fund, the Board also considered the
Board therefore concluded that the           prior relationship between AIM and the
investment of cash collateral received       Fund, as well as the Board's knowledge
in connection with the securities            of AIM's operations, and concluded that
lending program in the money market          it was beneficial to maintain the
funds according to the procedures is in      current relationship, in part, because
the best interests of the lending Fund       of such knowledge. The Board also
and its respective shareholders.             reviewed the general nature of the
                                             non-investment advisory services
o Independent written evaluation and         currently performed by AIM and its
recommendations of the Fund's Senior         affiliates, such as administrative,
Officer. The Board noted that, upon          transfer agency and distribution
their direction, the Senior Officer of       services, and the fees received by AIM
the Fund, who is independent of AIM and      and its affiliates for performing such
AIM's affiliates, had prepared an            services. In addition to reviewing such
independent written evaluation in order      services, the trustees also considered
to assist the Board in determining the       the organizational structure employed by
reasonableness of the proposed               AIM and its affiliates to provide those
management fees of the AIM Funds,            services. Based on the review of these
including the Fund. The Board noted that     and other factors, the Board concluded
the Senior Officer's written evaluation      that AIM and its affiliates were
had been relied upon by the Board in         qualified to continue to provide
this regard in lieu of a competitive         non-investment advisory services to the
bidding process. In determining whether      Fund, including administrative, transfer
to continue the Advisory Agreement for       agency and distribution services, and
the Fund, the Board considered the           that AIM and its affiliates currently
Senior Officer's written evaluation and      are providing satisfactory
the recommendation made by the Senior        non-investment advisory services.
Officer to the Board that the Board
consider implementing a process to           o Other factors and current trends. In
assist them in more closely monitoring       determining whether to continue the
the performance of the AIM Funds. The        Advisory Agreement for the Fund, the
Board concluded that it would be             Board considered the fact that AIM,
advisable to implement such a process as     along with others in the mutual fund
soon as reasonably practicable.              industry, is subject to regulatory
                                             inquiries and litigation related to a
o Profitability of AIM and its               wide range of issues. The Board also
affiliates. The Board reviewed               considered the governance and compliance
information concerning the profitability     reforms being undertaken by AIM and its
of AIM's (and its affiliates')               affiliates, including maintaining an
investment advisory and other activities     internal controls committee and
and its financial condition. The Board       retaining an independent compliance
considered the overall profitability of      consultant, and the fact that AIM has
AIM, as well as the profitability of AIM     undertaken to cause the Fund to operate
in connection with managing the Fund.        in accordance with certain governance
The Board noted that AIM's operations        policies and practices. The Board
remain profitable, although increased        concluded that these actions indicated a
expenses in recent years have reduced        good faith effort on the part of AIM to
AIM's profitability. Based on the review     adhere to the highest ethical standards,
of the profitability of AIM's and its        and determined that the current
affiliates' investment advisory and          regulatory and litigation environment to
other activities and its financial           which AIM is subject should not prevent
condition, the Board concluded that the      the Board from continuing the Advisory
compensation to be paid by the Fund to       Agreement for the Fund.
AIM under its Advisory Agreement was not
excessive.

o Benefits of soft dollars to AIM. The
Board considered the benefits realized
by AIM as a result of brokerage
transactions executed through "soft
dollar" arrangements. Under these
arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

SCHEDULE OF INVESTMENTS

April 30, 2006
(Unaudited)


                                                 SHARES          VALUE
---------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-93.43%

BELGIUM-3.62%

Colruyt N.V. (Food Retail)(a)                       68,300   $   10,500,328
---------------------------------------------------------------------------
InBev N.V. (Brewers)(b)                            294,000       14,830,173
---------------------------------------------------------------------------
KBC Groep N.V. (Diversified Banks)(a)(b)           145,455       16,874,227
===========================================================================
                                                                 42,204,728
===========================================================================

DENMARK-0.97%

DSV A.S. (Trucking)(a)                              69,200       11,319,376
===========================================================================

FRANCE-15.23%

AXA (Multi-Line Insurance)(a)(c)                   264,300        9,660,685
---------------------------------------------------------------------------
BNP Paribas S.A. (Diversified Banks)(a)            207,547       19,612,330
---------------------------------------------------------------------------
BNP Paribas S.A. (Diversified Banks)(c)             20,854        1,903,636
---------------------------------------------------------------------------
Capgemini S.A. (IT Consulting & Other
  Services)(a)(c)                                  148,200        7,909,316
---------------------------------------------------------------------------
Eiffage S.A. (Construction & Engineering)(b)       110,750       16,726,073
---------------------------------------------------------------------------
Eiffage S.A. (Construction & Engineering)
  (Acquired 03/04/04; Cost $812,920)(b)(d)          18,000        2,718,459
---------------------------------------------------------------------------
Elior (Restaurants)                                734,300       12,470,237
---------------------------------------------------------------------------
Euler Hermes S.A. (Property & Casualty
  Insurance)(a)                                     63,700        7,923,718
---------------------------------------------------------------------------
Neopost S.A. (Office Electronics)                  104,800       11,854,075
---------------------------------------------------------------------------
Pernod Ricard S.A. (Distillers & Vintners)          45,978        8,916,205
---------------------------------------------------------------------------
Sanofi-Aventis (Pharmaceuticals)(a)                118,800       11,201,496
---------------------------------------------------------------------------
Societe Generale (Diversified Banks)(a)             67,790       10,356,891
---------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)(a)(b)             71,573       19,783,951
---------------------------------------------------------------------------
Veolia Environnement (Multi-Utilities)(a)          129,200        7,733,719
---------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)            196,000       19,474,340
---------------------------------------------------------------------------
Vivendi Universal S.A. (Movies &
  Entertainment)(a)(b)                             257,600        9,414,443
===========================================================================
                                                                177,659,574
===========================================================================

GERMANY-8.65%

Celesio A.G. (Health Care Distributors)(a)(b)       89,200        8,394,765
---------------------------------------------------------------------------
Commerzbank A.G. (Diversified Banks)(a)            202,000        8,371,953
---------------------------------------------------------------------------
Continental A.G. (Tires & Rubber)(b)               107,625       12,814,546
---------------------------------------------------------------------------
Deutsche Boerse A.G. (Specialized Finance)(a)       92,500       13,377,844
---------------------------------------------------------------------------
MAN A.G. (Industrial Machinery)(a)                 173,500       13,144,909
---------------------------------------------------------------------------
Merck KGaA (Pharmaceuticals)(a)(c)                 115,001       12,184,825
---------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)(b)        80,839       32,588,284
===========================================================================
                                                                100,877,126
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


GREECE-5.93%

EFG Eurobank Ergasias (Diversified Banks)(a)       151,700   $    6,047,262
---------------------------------------------------------------------------
Germanos S.A. (Computer & Electronics
  Retail)(a)                                       459,390       10,000,038
---------------------------------------------------------------------------
Intralot S.A. (Casinos & Gaming)(a)                228,900        7,397,530
---------------------------------------------------------------------------
OPAP S.A. (Casinos & Gaming)(a)                    372,600       13,746,727
---------------------------------------------------------------------------
OPAP S.A. (Casinos & Gaming) (Acquired
  07/14/03; Cost $1,109,094)(a)(d)                 104,000        3,836,982
---------------------------------------------------------------------------
Piraeus Bank S.A. (Diversified Banks)(a)(c)        378,700       11,937,856
---------------------------------------------------------------------------
Titan Cement Co. S.A. (Construction
  Materials)                                       317,300       16,141,604
===========================================================================
                                                                 69,107,999
===========================================================================

HUNGARY-2.35%

MOL Magyar Olaj-es Gazipari Rt. (Integrated
  Oil & Gas)(a)                                     58,473        6,939,308
---------------------------------------------------------------------------
OTP Bank Rt. (Diversified Banks)(c)                526,600       20,420,135
===========================================================================
                                                                 27,359,443
===========================================================================

IRELAND-5.16%

Anglo Irish Bank Corp. PLC (Diversified
  Banks)(a)                                      1,842,974       30,343,239
---------------------------------------------------------------------------
CRH PLC (Construction Materials)(a)                266,341        9,795,843
---------------------------------------------------------------------------
FBD Holdings PLC (Multi-Line Insurance)(a)         126,600        6,068,384
---------------------------------------------------------------------------
IAWS Group PLC (Packaged Foods & Meats)(a)         373,500        6,752,899
---------------------------------------------------------------------------
Independent News & Media PLC (Publishing)        2,289,800        7,164,821
===========================================================================
                                                                 60,125,186
===========================================================================

ITALY-3.76%

Davide Campari-Milano S.p.A. (Distillers &
  Vintners)(b)                                   1,264,000       12,359,613
---------------------------------------------------------------------------
Eni S.p.A. (Integrated Oil & Gas)(a)               634,414       19,341,092
---------------------------------------------------------------------------
Lottomatica S.p.A. (Casinos & Gaming)(b)           263,000       12,124,962
===========================================================================
                                                                 43,825,667
===========================================================================

NETHERLANDS-5.73%

Aalberts Industries N.V. (Industrial
  Conglomerates)(a)(b)                             252,436       20,564,304
---------------------------------------------------------------------------
ING Groep N.V. (Other Diversified Financial
  Services)(a)                                     196,300        7,990,657
---------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (Construction &
  Engineering)(a)                                  125,226       13,452,127
---------------------------------------------------------------------------
Nutreco Holding N.V. (Agricultural Products)       177,617       10,528,188
---------------------------------------------------------------------------
USG People N.V. (Human Resource & Employment
  Services)                                        166,120       14,315,243
===========================================================================
                                                                 66,850,519
===========================================================================


                                                 SHARES          VALUE
---------------------------------------------------------------------------

NORWAY-5.17%

Pan Fish A.S.A. (Packaged Foods &
  Meats)(a)(b)(c)                                2,045,000   $    2,075,445
---------------------------------------------------------------------------
Pan Fish A.S.A. (Packaged Foods & Meats)
  (Acquired 03/07/06; Cost
  $6,058,660)(a)(b)(d)                           9,215,000        9,352,188
---------------------------------------------------------------------------
Petroleum Geo-Services A.S.A. (Oil & Gas
  Equipment & Services)(a)(c)                      374,910       21,049,948
---------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (Oil & Gas
  Equipment & Services)(c)                         209,000       14,042,325
---------------------------------------------------------------------------
Tomra Systems A.S.A. (Environmental &
  Facilities Services)(a)(b)(c)                  1,389,700       13,757,214
===========================================================================
                                                                 60,277,120
===========================================================================

RUSSIA-1.53%

LUKOIL-ADR (Integrated Oil & Gas)(a)                89,000        8,049,765
---------------------------------------------------------------------------
OAO Vimpel-Communications-ADR (Wireless
  Telecommunication Services)(c)                   210,400        9,794,120
===========================================================================
                                                                 17,843,885
===========================================================================

SPAIN-4.03%

Banco Santander Central Hispano S.A.
  (Diversified Banks)(a)                           597,300        9,212,904
---------------------------------------------------------------------------
Corporacion Mapfre S.A. (Multi-Line
  Insurance)(a)                                    587,163       12,411,336
---------------------------------------------------------------------------
Grupo Ferrovial, S.A. (Construction &
  Engineering)                                     171,748       14,095,974
---------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel
  Retail)                                          277,150       11,277,185
===========================================================================
                                                                 46,997,399
===========================================================================

SWEDEN-2.05%

Atlas Copco A.B.-Class A (Industrial
  Machinery)(a)(b)                                 343,330       10,142,758
---------------------------------------------------------------------------
PA Resources A.B. (Oil & Gas Exploration &
  Production)(a)(b)(c)                             942,800        5,396,990
---------------------------------------------------------------------------
Swedish Match A.B. (Tobacco)(a)(b)                 556,500        8,353,886
===========================================================================
                                                                 23,893,634
===========================================================================

SWITZERLAND-8.49%

Compagnie Financiere Richemont A.G.-Class A
  (Apparel, Accessories & Luxury Goods)(a)(e)      354,630       18,365,515
---------------------------------------------------------------------------
Credit Suisse Group (Diversified Capital
  Markets)(a)                                      137,980        8,666,368
---------------------------------------------------------------------------
Nestle S.A. (Packaged Foods & Meats)(a)             34,352       10,473,902
---------------------------------------------------------------------------
Rieter Holding A.G. (Auto Parts & Equipment)        22,539        9,886,483
---------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(a)            119,600       18,387,432
---------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural
  Chemicals)                                       136,500       19,040,881
---------------------------------------------------------------------------
UBS A.G. (Diversified Capital Markets)(a)          120,140       14,233,214
===========================================================================
                                                                 99,053,795
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


TURKEY-1.86%

Akbank T.A.S. (Diversified Banks)(a)               920,600   $    7,695,318
---------------------------------------------------------------------------
Tupras-Turkiye Petrol Rafinerileri A.S. (Oil
  & Gas Refining & Marketing)(a)                   656,918       13,969,505
===========================================================================
                                                                 21,664,823
===========================================================================

UNITED KINGDOM-18.90%

Aviva PLC (Multi-Line Insurance)(a)                568,000        8,296,886
---------------------------------------------------------------------------
Balfour Beatty PLC (Construction &
  Engineering)                                   1,766,700       11,566,732
---------------------------------------------------------------------------
British Energy Group PLC (Electric
  Utilities)(a)(c)                                 952,000       11,487,373
---------------------------------------------------------------------------
Bunzl PLC (Trading Companies &
  Distributors)(a)                                 887,988       11,234,706
---------------------------------------------------------------------------
Capita Group PLC (Human Resource & Employment
  Services)                                      1,273,300       10,815,261
---------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)                1,017,580       17,314,247
---------------------------------------------------------------------------
Filtrona PLC (Commodity Chemicals)               1,101,418        6,327,266
---------------------------------------------------------------------------
GlaxoSmithKline PLC (Pharmaceuticals)              348,996        9,903,380
---------------------------------------------------------------------------
Homeserve PLC (Diversified Commercial &
  Professional Services)                           276,000        7,429,316
---------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)(a)            583,580       18,127,518
---------------------------------------------------------------------------
Inchcape PLC (Distributors)(a)                     228,530       11,369,440
---------------------------------------------------------------------------
Informa PLC (Publishing)(a)                      1,713,866       15,280,833
---------------------------------------------------------------------------
International Power PLC (Independent Power
  Producers & Energy Traders)(a)(c)              2,078,000       11,279,673
---------------------------------------------------------------------------
NETeller PLC (Specialized Finance)(a)(c)           243,000        3,434,301
---------------------------------------------------------------------------
Punch Taverns PLC (Restaurants)(a)                 524,640        8,376,986
---------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)(a)      257,245        9,374,377
---------------------------------------------------------------------------
Shire PLC (Pharmaceuticals)                      1,105,300       17,234,540
---------------------------------------------------------------------------
Sportingbet PLC (Casinos & Gaming)                 798,661        6,161,071
---------------------------------------------------------------------------
Tesco PLC (Food Retail)(a)                       1,283,707        7,477,357
---------------------------------------------------------------------------
Ultra Electronics Holdings PLC (Aerospace &
  Defense)                                         547,110       10,885,611
---------------------------------------------------------------------------
WPP Group PLC (Advertising)(a)                     571,300        7,052,504
===========================================================================
                                                                220,429,378
===========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $595,126,189)                           1,089,489,652
===========================================================================

PREFERRED STOCKS-2.04%

GERMANY-2.04%

Henkel KGaA-Pfd. (Household Products)(a)            96,900       11,649,716
---------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile
  Manufacturers)(a)                                 12,162       12,127,162
===========================================================================
    Total Preferred Stocks (Cost $18,504,796)                    23,776,878
===========================================================================


                                                 SHARES          VALUE
---------------------------------------------------------------------------
GERMANY-(CONTINUED)

MONEY MARKET FUNDS-3.88%

Liquid Assets Portfolio-Institutional
  Class(f)                                      22,608,837   $   22,608,837
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(f)     22,608,837       22,608,837
===========================================================================
    Total Money Market Funds (Cost
      $45,217,674)                                               45,217,674
===========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-99.35% (Cost
  $658,848,659)                                               1,158,484,204
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED-14.46%

MONEY MARKET FUNDS-14.46%

Liquid Assets Portfolio(f)(g)                  168,632,879   $  168,632,879
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $168,632,879)                                       168,632,879
===========================================================================
TOTAL INVESTMENTS-113.81% (Cost $827,481,538)                 1,327,117,083
===========================================================================
OTHER ASSETS LESS LIABILITIES-(13.81)%                         (160,999,721)
===========================================================================
NET ASSETS-100.00%                                           $1,166,117,362
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt
Pfd. - Preferred

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2006 was $710,141,544, which represented 60.90% of the Fund's Net Assets. See Note 1A.
(b) All or a portion of this security is out on loan at April 30, 2006.
(c) Non-income producing security.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at April 30, 2006 was $15,907,629, which represented 1.36% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $613,630,985)*    $1,113,266,530
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $213,850,553)                            213,850,553
============================================================
    Total investments (cost $827,481,538)      1,327,117,083
============================================================
Foreign currencies, at value (cost
  $11,321,801)                                    11,522,727
------------------------------------------------------------
Receivables for:
  Fund shares sold                                 4,028,423
------------------------------------------------------------
  Dividends                                        2,725,458
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               109,611
------------------------------------------------------------
Other assets                                          43,007
============================================================
    Total assets                               1,345,546,309
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            7,305,869
------------------------------------------------------------
  Fund shares reacquired                           2,119,572
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 153,415
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       168,632,879
------------------------------------------------------------
Accrued distribution fees                            383,546
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             3,267
------------------------------------------------------------
Accrued transfer agent fees                          575,720
------------------------------------------------------------
Accrued operating expenses                           254,679
============================================================
    Total liabilities                            179,428,947
============================================================
Net assets applicable to shares outstanding   $1,166,117,362
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $  707,146,627
------------------------------------------------------------
Undistributed net investment income (loss)          (692,369)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                     (40,096,499)
------------------------------------------------------------
Unrealized appreciation from investment
  securities and foreign currencies              499,759,603
============================================================
                                              $1,166,117,362
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  647,183,219
____________________________________________________________
============================================================
Class B                                       $  172,578,825
____________________________________________________________
============================================================
Class C                                       $   84,382,572
____________________________________________________________
============================================================
Class R                                       $    7,345,767
____________________________________________________________
============================================================
Investor Class                                $  254,626,979
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           17,121,609
____________________________________________________________
============================================================
Class B                                            4,813,799
____________________________________________________________
============================================================
Class C                                            2,352,374
____________________________________________________________
============================================================
Class R                                              195,213
____________________________________________________________
============================================================
Investor Class                                     6,745,678
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        37.80
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $37.80 divided by
      94.50%)                                 $        40.00
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        35.85
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        35.87
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        37.63
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $        37.75
____________________________________________________________
============================================================

* At April 30, 2006, securities with an aggregate value of $159,419,846 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $1,021,086)      $  7,467,814
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $98,073, after compensation
  to counterparties of $531,836)                                   851,788
--------------------------------------------------------------------------
Interest                                                             6,433
==========================================================================
    Total investment income                                      8,326,035
==========================================================================

EXPENSES:

Advisory fees                                                    4,658,161
--------------------------------------------------------------------------
Administrative services fees                                       135,709
--------------------------------------------------------------------------
Custodian fees                                                     551,765
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          688,832
--------------------------------------------------------------------------
  Class B                                                          784,985
--------------------------------------------------------------------------
  Class C                                                          359,381
--------------------------------------------------------------------------
  Class R                                                           14,614
--------------------------------------------------------------------------
  Investor Class                                                   220,274
--------------------------------------------------------------------------
Transfer agent fees                                              1,398,013
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           15,522
--------------------------------------------------------------------------
Other                                                              211,838
==========================================================================
    Total expenses                                               9,039,094
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (135,259)
==========================================================================
    Net expenses                                                 8,903,835
==========================================================================
Net investment income (loss)                                      (577,800)
==========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND
  FOREIGN CURRENCIES

Net realized gain from:
  Investment securities (includes gains from securities sold
    to affiliates of $52,992)                                   38,669,907
--------------------------------------------------------------------------
  Foreign currencies                                                14,573
==========================================================================
                                                                38,684,480
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        231,418,813
--------------------------------------------------------------------------
  Foreign currencies                                               159,936
==========================================================================
                                                               231,578,749
==========================================================================
Net gain from investment securities and foreign currencies     270,263,229
==========================================================================
Net increase in net assets resulting from operations          $269,685,429
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2006 and the year ended October 31, 2005 (Unaudited)

                                                                APRIL 30,       OCTOBER 31,
                                                                   2006             2005
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $     (577,800)   $  5,143,976
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                    38,684,480     134,097,248
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                            231,578,749       5,533,988
============================================================================================
    Net increase in net assets resulting from operations         269,685,429     144,775,212
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (3,358,709)       (528,401)
--------------------------------------------------------------------------------------------
  Class B                                                            (38,352)             --
--------------------------------------------------------------------------------------------
  Class C                                                            (17,313)             --
--------------------------------------------------------------------------------------------
  Class R                                                            (25,405)           (715)
--------------------------------------------------------------------------------------------
  Investor Class                                                  (1,509,104)       (486,652)
============================================================================================
    Total distributions from net investment income                (4,948,883)     (1,015,768)
============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (32,547,381)             --
--------------------------------------------------------------------------------------------
  Class B                                                         (9,964,891)             --
--------------------------------------------------------------------------------------------
  Class C                                                         (4,498,118)             --
--------------------------------------------------------------------------------------------
  Class R                                                           (334,635)             --
--------------------------------------------------------------------------------------------
  Investor Class                                                 (13,291,633)             --
============================================================================================
    Total distributions from net realized gains                  (60,636,658)             --
============================================================================================
    Decrease in net assets resulting from distributions          (65,585,541)     (1,015,768)
============================================================================================
Share transactions-net:
  Class A                                                         38,830,029      11,635,750
--------------------------------------------------------------------------------------------
  Class B                                                         (3,172,366)    (10,160,016)
--------------------------------------------------------------------------------------------
  Class C                                                          6,048,657       9,944,523
--------------------------------------------------------------------------------------------
  Class R                                                          1,375,427       2,163,148
--------------------------------------------------------------------------------------------
  Investor Class                                                   7,500,283     (16,521,258)
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                           50,582,030      (2,937,853)
============================================================================================
    Net increase in net assets                                   254,681,918     140,821,591
============================================================================================

NET ASSETS:

Beginning of period                                              911,435,444     770,613,853
============================================================================================
End of period (including undistributed net investment income
  (loss) of $(692,369) and $4,834,314, respectively)          $1,166,117,362    $911,435,444
____________________________________________________________________________________________
============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM European Growth Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

H. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

I. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $500 million                                            0.95%
-------------------------------------------------------------------
Over $500 million                                             0.90%
 __________________________________________________________________
===================================================================


  Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.935%
--------------------------------------------------------------------
Next $250 million                                             0.91%
--------------------------------------------------------------------
Next $500 million                                             0.885%
--------------------------------------------------------------------
Next $1.5 billion                                             0.86%
--------------------------------------------------------------------
Next $2.5 billion                                             0.835%
--------------------------------------------------------------------
Next $2.5 billion                                             0.81%
--------------------------------------------------------------------
Next $2.5 billion                                             0.785%
--------------------------------------------------------------------
Over $10 billion                                              0.76%
 ___________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2006, AIM waived fees of $112,212.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $522.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2006, AIM was paid $135,709.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AISI to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2006, the Fund paid AISI $1,398,013.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, pays ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2006, the Class A, Class B, Class C, Class R and Investor Class shares paid $688,832, $784,985, $359,381, $14,614 and $220,274, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2006, ADI advised the Fund that it retained $80,675 in front-end sales commissions from the sale of Class A shares and $1,195, $33,919, $5,309 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      04/30/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $14,835,210      $ 52,772,541      $ (44,998,914)        $   --        $ 22,608,837     $376,091       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class            14,835,210        52,772,541        (44,998,914)            --          22,608,837      377,624           --
==================================================================================================================================
  Subtotal        $29,670,420      $105,545,082      $ (89,997,828)        $   --        $ 45,217,674     $753,715       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      04/30/06        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $34,397,412      $293,947,075      $(159,711,608)        $   --        $168,632,879     $ 98,073       $   --
==================================================================================================================================
  Total           $64,067,832      $399,492,157      $(249,709,436)        $   --        $213,850,553     $851,788       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2006, the Fund engaged in securities sales of $93,568, which resulted in net realized gains of $52,992.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $22,525.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2006, the Fund paid legal fees of $5,545 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2006, securities with an aggregate value of $159,419,846 were on loan to brokers. The loans were secured by cash collateral of $168,632,879 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2006, the Fund received dividends on cash collateral investments of $98,073 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2005 to utilizing $15,589,322 of capital loss carryforward in the fiscal year ended October 31, 2006.

    The Fund had a capital loss carryforward as of October 31, 2005 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
October 31, 2008                                               $13,477,659
---------------------------------------------------------------------------
October 31, 2009                                                64,990,065
===========================================================================
Total capital loss carryforward                                $78,467,724
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003, the date of the reorganization of INVESCO European Growth Fund into the Fund, are realized on securities held on such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2006 was $106,536,814 and $128,118,747, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

     UNREALIZED APPRECIATION OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities    $499,514,046
==========================================================================
Net unrealized appreciation of investment securities          $499,514,046
__________________________________________________________________________
==========================================================================
Cost of investments for tax purposes is $827,603,037.

NOTE 11--SHARE INFORMATION

The Fund currently consists of five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Investor Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Investor Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase.

                                             CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                  APRIL 30, 2006(A)              OCTOBER 31, 2005
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,821,236    $ 62,728,845     4,313,933    $ 128,881,535
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        305,651       9,973,616       935,289       26,603,825
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        356,930      11,559,948       865,525       24,612,056
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                         60,082       2,030,240       122,192        3,670,884
-----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 400,184      13,963,957       794,722       23,632,443
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      1,049,279      32,747,990        15,791          454,301
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        316,706       9,399,847            --               --
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        140,406       4,170,064            --               --
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                         11,497         357,558            24              704
-----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 461,058      14,366,546        16,214          465,660
=======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        192,616       6,865,660       265,583        8,009,256
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (202,952)     (6,865,660)     (278,801)      (8,009,256)
=======================================================================================================================
Reacquired:(b)
  Class A                                                     (1,896,996)    (63,512,466)   (4,180,070)    (125,709,342)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (489,779)    (15,680,169)     (999,545)     (28,754,585)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (304,834)     (9,681,355)     (511,006)     (14,667,533)
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                        (30,342)     (1,012,371)      (49,790)      (1,508,440)
-----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                (625,446)    (20,830,220)   (1,351,519)     (40,619,361)
=======================================================================================================================
                                                               1,565,296    $ 50,582,030       (41,458)   $  (2,937,853)
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) There are three entities that are each a record owner of more than 5% of the outstanding shares of the Fund and in the aggregate they own 21% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
(b) Amount is net of redemption fees of $5,888, $1,672, $766, $63 and $2,364 for Class A, Class B, Class C, Class R and Investor Class shares, respectively, the six months ended April 30, 2006 and $9,574, $2,938, $1,171, $70 and
    $4,128 for Class A, Class B, Class C, Class R and Investor Class shares, respectively, the year ended October 31, 2005.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 CLASS A
                                          -------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                 YEAR ENDED OCTOBER 31,
                                          APRIL 30,        --------------------------------------------------------------------
                                             2006            2005           2004           2003           2002           2001
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  31.11        $  26.23       $  20.02       $  15.60       $  16.52       $  23.59
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 0.01(a)         0.21(a)        0.05(a)       (0.01)(a)      (0.07)(a)      (0.06)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   8.97            4.70           6.17           4.43          (0.85)         (7.01)
===============================================================================================================================
    Total from investment operations           8.98            4.91           6.22           4.42          (0.92)         (7.07)
===============================================================================================================================
Less distributions:
  Dividends from net investment income        (0.21)          (0.03)         (0.01)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains       (2.08)             --             --             --             --             --
===============================================================================================================================
    Total distributions                       (2.29)          (0.03)         (0.01)            --             --             --
===============================================================================================================================
Redemption fees added to shares of
  beneficial interest                          0.00            0.00           0.00             --             --             --
===============================================================================================================================
Net asset value, end of period             $  37.80        $  31.11       $  26.23       $  20.02       $  15.60       $  16.52
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                               30.43%          18.74%         31.06%         28.33%         (5.57)%       (29.97)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $647,183        $496,328       $407,566       $301,659       $283,812       $157,651
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                             1.61%(c)        1.70%          1.87%          2.01%          1.93%          1.83%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             1.63%(c)        1.72%          1.87%          2.02%          1.93%          1.83%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           0.05%(c)        0.71%          0.19%         (0.04)%        (0.42)%        (0.32)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(d)                       11%             48%            60%            81%            94%            99%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $555,632,483.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                CLASS B
                                          ------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                YEAR ENDED OCTOBER 31,
                                          APRIL 30,        -------------------------------------------------------------------
                                             2006            2005           2004           2003          2002           2001
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  29.53        $  25.03       $  19.23       $  15.08       $ 16.07       $  23.11
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.11)(a)        0.01(a)       (0.10)(a)      (0.11)(a)     (0.18)(a)      (0.19)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   8.52            4.49           5.90           4.26         (0.81)         (6.85)
==============================================================================================================================
    Total from investment operations           8.41            4.50           5.80           4.15         (0.99)         (7.04)
==============================================================================================================================
Less distributions:
  Dividends from net investment income        (0.01)             --             --             --            --             --
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains       (2.08)             --             --             --            --             --
==============================================================================================================================
    Total distributions                       (2.09)             --             --             --            --             --
==============================================================================================================================
Redemption fees added to shares of
  beneficial interest                          0.00            0.00           0.00             --            --             --
==============================================================================================================================
Net asset value, end of period             $  35.85        $  29.53       $  25.03       $  19.23       $ 15.08       $  16.07
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                               29.94%          17.98%         30.16%         27.52%        (6.16)%       (30.46)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $172,579        $144,211       $130,863       $107,959       $97,436       $105,324
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                             2.36%(c)        2.39%          2.52%          2.66%         2.58%          2.50%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             2.38%(c)        2.41%          2.52%          2.67%         2.58%          2.50%
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (0.70)%(c)       0.02%         (0.46)%        (0.69)%       (1.07)%        (0.98)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(d)                       11%             48%            60%            81%           94%            99%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $158,298,172.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                              CLASS C
                                          --------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                              YEAR ENDED OCTOBER 31,
                                          APRIL 30,        ---------------------------------------------------------------
                                             2006           2005          2004          2003          2002          2001
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 29.54         $ 25.05       $ 19.24       $ 15.09       $ 16.09       $ 23.13
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.11)(a)        0.01(a)      (0.10)(a)     (0.11)(a)     (0.18)(a)     (0.19)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  8.53            4.48          5.91          4.26         (0.82)        (6.85)
==========================================================================================================================
    Total from investment operations          8.42            4.49          5.81          4.15         (1.00)        (7.04)
==========================================================================================================================
Less distributions:
  Dividends from net investment income       (0.01)             --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains      (2.08)             --            --            --            --            --
==========================================================================================================================
    Total distributions                      (2.09)             --            --            --            --            --
==========================================================================================================================
Redemption fees added to shares of
  beneficial interest                         0.00            0.00          0.00            --            --            --
==========================================================================================================================
Net asset value, end of period             $ 35.87         $ 29.54       $ 25.05       $ 19.24       $ 15.09       $ 16.09
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                              29.96%          17.92%        30.20%        27.50%        (6.22)%      (30.44)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $84,383         $63,806       $45,222       $31,509       $27,323       $32,604
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                            2.36%(c)        2.39%         2.52%         2.66%         2.58%         2.50%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                            2.38%(c)        2.41%         2.52%         2.67%         2.58%         2.50%
==========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (0.70)%(c)       0.02%        (0.46)%       (0.69)%       (1.07)%       (0.98)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(d)                      11%             48%           60%           81%           94%           99%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $72,471,828.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                           CLASS R
                                                            ---------------------------------------------------------------------
                                                                                                                    JUNE 3, 2002
                                                            SIX MONTHS                                               (DATE SALES
                                                              ENDED               YEAR ENDED OCTOBER 31,            COMMENCED) TO
                                                            APRIL 30,        --------------------------------        OCTOBER 31,
                                                               2006           2005         2004         2003            2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $30.96         $26.13       $19.98       $15.59          $ 18.35
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.03)(a)       0.16(a)      0.01(a)     (0.03)(a)        (0.04)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 8.94           4.68         6.14         4.42            (2.72)
=================================================================================================================================
    Total from investment operations                            8.91           4.84         6.15         4.39            (2.76)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.16)         (0.01)          --           --               --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        (2.08)            --           --           --               --
=================================================================================================================================
    Total distributions                                        (2.24)         (0.01)          --           --               --
=================================================================================================================================
Redemption fees added to shares of beneficial interest          0.00           0.00         0.00           --               --
=================================================================================================================================
Net asset value, end of period                                $37.63         $30.96       $26.13       $19.98          $ 15.59
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                30.29%         18.52%       30.78%       28.16%          (15.04)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $7,346         $4,767       $2,131       $  660          $    15
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.86%(c)       1.89%        2.02%        2.16%            2.08%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.88%(c)       1.91%        2.02%        2.17%            2.08%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                       (0.20)%(c)      0.52%        0.04%       (0.19)%          (0.57)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                        11%            48%          60%          81%              94%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $5,893,895.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                       INVESTOR CLASS
                                                              -----------------------------------------------------------------
                                                                                                             SEPTEMBER 30, 2003
                                                              SIX MONTHS             YEAR ENDED                 (DATE SALES
                                                                ENDED                OCTOBER 31,               COMMENCED) TO
                                                              APRIL 30,        -----------------------          OCTOBER 31,
                                                                 2006            2005           2004                2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  31.08        $  26.22       $  20.01             $18.84
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.02(a)         0.24(a)        0.09(a)            0.00(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           8.96            4.69           6.15               1.17
===============================================================================================================================
    Total from investment operations                               8.98            4.93           6.24               1.17
===============================================================================================================================
Less distributions:
  Dividends from net investment income                            (0.23)          (0.07)         (0.03)                --
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (2.08)             --             --                 --
===============================================================================================================================
    Total distributions                                           (2.31)          (0.07)         (0.03)                --
===============================================================================================================================
Redemption fees added to shares of beneficial interest             0.00            0.00           0.00                 --
===============================================================================================================================
Net asset value, end of period                                 $  37.75        $  31.08       $  26.22             $20.01
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                   30.48%          18.82%         31.20%              6.21%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $254,627        $202,323       $184,832             $  163
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.56%(c)        1.63%          1.71%              1.79%(d)
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.58%(c)        1.65%          1.74%              1.79%(d)
===============================================================================================================================
Ratio of net investment income to average net assets               0.10%(c)        0.78%          0.35%              0.18%(d)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                                           11%             48%            60%                81%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $223,651,283.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

    On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

    On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP Defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) Plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) Plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP Defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP Defendants. The opinion also: (i) confirmed Plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that Plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an Order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP Defendants. On May 8, 2006, Plaintiff filed a Second Amended Class Action Complaint in order to comply with Judge Motz's Order. The remaining defendants are AVZ, Inc. (as Plan Sponsor) and AMVESCAP National Trust Company (as Plan Trustee and Asset Custodian), and the remaining claims are based on alleged breaches of Defendants' fiduciary duties caused by a failure to prudently and loyally manage Plan assets and failure to provide complete and accurate information to Plan Participants and Beneficiaries. Plaintiff removed certain Defendants and all claims against them, including AMVESCAP Retirement, Inc., IFG and AMVESCAP.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
*

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

             DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL EQUITY                       FIXED INCOME

AIM Basic Balanced Fund*                     AIM Asia Pacific Growth Fund               TAXABLE
AIM Basic Value Fund                         AIM China Fund
AIM Capital Development Fund                 AIM Developing Markets Fund                AIM Enhanced Short Bond Fund
AIM Charter Fund                             AIM European Growth Fund                   AIM Floating Rate Fund
AIM Constellation Fund                       AIM European Small Company Fund(1)         AIM High Yield Fund
AIM Diversified Dividend Fund                AIM Global Aggressive Growth Fund          AIM Income Fund
AIM Dynamics Fund                            AIM Global Equity Fund                     AIM Intermediate Government Fund
AIM Large Cap Basic Value Fund               AIM Global Growth Fund                     AIM International Bond Fund
AIM Large Cap Growth Fund                    AIM Global Value Fund                      AIM Limited Maturity Treasury Fund
AIM Mid Cap Basic Value Fund                 AIM Japan Fund                             AIM Money Market Fund
AIM Mid Cap Core Equity Fund(1)              AIM International Core Equity Fund         AIM Short Term Bond Fund
AIM Opportunities I Fund                     AIM International Growth Fund              AIM Total Return Bond Fund
AIM Opportunities II Fund                    AIM International Small Company Fund(1)    Premier Portfolio
AIM Opportunities III Fund                   AIM Trimark Fund                           Premier U.S.Government Money Portfolio
AIM S&P 500 Index Fund
AIM Select Equity Fund                                     SECTOR EQUITY
AIM Small Cap Equity Fund                                                               TAX-FREE
AIM Small Cap Growth Fund                    AIM Advantage Health Sciences Fund
AIM Structured Core Fund                     AIM Energy Fund                            AIM High Income Municipal Fund1
AIM Structured Growth Fund                   AIM Financial Services Fund                AIM Municipal Bond Fund
AIM Structured Value Fund                    AIM Global Health Care Fund                AIM Tax-Exempt Cash Fund
AIM Summit Fund                              AIM Global Real Estate Fund                AIM Tax-Free Intermediate Fund
AIM Trimark Endeavor Fund                    AIM Gold & Precious Metals Fund            Premier Tax-Exempt Portfolio
AIM Trimark Small Companies Fund             AIM Leisure Fund
                                             AIM Multi-Sector Fund
                                             AIM Real Estate Fund(1)                            AIM ALLOCATION SOLUTIONS
                                             AIM Technology Fund
                                             AIM Utilities Fund                         AIM Conservative Allocation Fund
                                                                                        AIM Growth Allocation Fund(2)
                                                                                        AIM Moderate Allocation Fund
                                                                                        AIM Moderate Growth Allocation Fund
                                                                                        AIM Moderately Conservative Allocation Fund


                                                                                                 DIVERSIFIED PORTFOLIOS

                                                                                        AIM Income Allocation Fund
                                                                                        AIM International Allocation Fund

                                             ================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                             FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             ================================================================================

* Domestic equity and income fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

(2) Effective April 29, 2005, AIM Aggressive Allocation
Fund was renamed AIM Growth Allocation Fund.

    If used after July 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $419 billion in assets under management. Data as of April 30, 2006.

AIMinvestments.com                  EGR-SAR-1           A I M Distributors, Inc.


                              [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
--------------------------------------------------------------------------------
Mutual  Retirement  Annuities   College     Separately   Offshore     Cash                [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products                Savings     Managed      Products     Management               --Registered Trademark--
                                Plans       Accounts
--------------------------------------------------------------------------------

                                               AIM GLOBAL AGGRESSIVE GROWTH FUND
                              Semiannual Report to Shareholders o April 30, 2006


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

====================================================================================================================================
AIM GLOBAL AGGRESSIVE GROWTH FUND SEEKS TO PROVIDE ABOVE-AVERAGE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of April 30, 2006, and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          o The unmanaged LIPPER GLOBAL                The Fund provides a complete list of its
                                             SMALL/MID-CAP GROWTH CATEGORY AVERAGE        holdings four times in each fiscal year,
o Class B shares are not available as an     represents an average of the performance     at the quarter-ends. For the second and
investment for retirement plans              of all global small/mid-cap mutual funds     fourth quarters, the lists appear in the
maintained pursuant to Section 401 of the    tracked by Lipper Inc., an independent       Fund's semiannual and annual reports to
Internal Revenue Code, including 401(k)      mutual fund performance monitor.             shareholders. For the first and third
plans, money purchase pension plans and                                                   quarters, the Fund files the lists with
profit sharing plans. Plans that had         o The Fund is not managed to track the       the Securities and Exchange Commission
existing accounts invested in Class B        performance of any particular index,         (SEC) on Form N-Q. The most recent list
shares prior to September 30, 2003, will     including the indexes defined here, and      of portfolio holdings is available at
continue to be allowed to make additional    consequently, the performance of the Fund    AIMinvestments.com. From our home page,
purchases.                                   may deviate significantly from the           click on Products & Performance, then
                                             performance of the indexes.                  Mutual Funds, then Fund Overview. Select
PRINCIPAL RISKS OF INVESTING IN THE FUND                                                  your Fund from the drop-down menu and
                                             o A direct investment cannot be made in      click on Complete Quarterly Holdings.
o Foreign securities have additional         an index. Unless otherwise indicated,        Shareholders can also look up the Fund's
risks, including exchange rate changes,      index results include reinvested             Forms N-Q on the SEC Web site at sec.gov.
political and economic developments, the     dividends, and they do not reflect sales     Copies of the Fund's Forms N-Q may be
relative lack of information about these     charges. Performance of an index of funds    reviewed and copied at the SEC Public
companies and the potential lack of          reflects fund expenses; performance of a     Reference Room at 450 Fifth Street, N.W.,
strict financial and accounting controls     market index does not.                       Washington, D.C. 20549-0102. You can
and standards.                                                                            obtain information on the operation of
                                             OTHER INFORMATION                            the Public Reference Room, including
o Investing in emerging markets involves                                                  information about duplicating fee
greater risk and potential reward than       o The returns shown in management's          charges, by calling 202-942-8090 or
investing in more established markets.       discussion of Fund performance are based     800-732-0330, or by electronic request at
                                             on net asset values calculated for           the following e-mail address:
o Investing in smaller companies involves    shareholder transactions. Generally          publicinfo@sec.gov. The SEC file numbers
greater risk than investing in more          accepted accounting principles require       for the Fund are 811-06463 and 033-44611.
established companies, such as business      adjustments to be made to the net assets
risk, significant stock price                of the Fund at period end for financial      A description of the policies and
fluctuations and illiquidity.                reporting purposes, and as such, the net     procedures that the Fund uses to
                                             asset values for shareholder transactions    determine how to vote proxies relating to
ABOUT INDEXES USED IN THIS REPORT            and the returns based on those net asset     portfolio securities is available without
                                             values may differ from the net asset         charge, upon request, from our Client
o The unmanaged MSCI WORLD INDEX is a        values and returns reported in the           Services department at 800-959-4246 or on
group of global securities tracked by        Financial Highlights.                        the AIM Web site, AIMinvestments.com. On
Morgan Stanley Capital International.                                                     the home page, scroll down and click on
                                             o Industry classifications used in this      AIM Funds Proxy Policy. The information
o The unmanaged MSCI WORLD GROWTH INDEX      report are generally according to the        is also available on the SEC Web site,
is a subset of the MSCI WORLD INDEX, a       Global Industry Classification Standard,     sec.gov.
group of global securities tracked by        which was developed by and is the
Morgan Stanley Capital International; the    exclusive property and a service mark of     Information regarding how the Fund voted
Growth subset measures performance of        Morgan Stanley Capital International Inc.    proxies related to its portfolio
companies with higher price/earnings         and Standard & Poor's.                       securities during the 12 months ended
ratios and higher forecasted growth                                                       June 30, 2005, is available at our Web
values.                                                                                   site. Go to AIMinvestments.com, access
                                                                                          the About Us tab, click on Required
                                                                                          Notices and then click on Proxy Voting
                                                                                          Activity. Next, select the Fund from the
                                                                                          drop-down menu. The information is also
                                                                                          available on the SEC Web site, sec.gov.


======================================================================================    ==========================================
                                                                                           FUND NASDAQ SYMBOLS
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,       Class A Shares                    AGAAX
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.             Class B Shares                    AGABX
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                        Class C Shares                    AGACX
======================================================================================    ==========================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

AIM GLOBAL AGGRESSIVE GROWTH FUND


                    DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF FUNDS --Registered Trademark--:

                    We're pleased to provide you with this semiannual report, which includes a discussion of how your Fund was managed for the six months ended April 30, 2006, and what factors affected its performance. That discussion begins on page 3.

                       It's been said nothing is certain but death and taxes. We
    [PHOTO OF       would venture to add that one other thing is certain:
     ROBERT H.      Markets change--and change often--in the short term. The
     GRAHAM]        period covered in this report is a perfect example. Domestic and global equity markets were generally strong throughout the period, but they became considerably more volatile and
  ROBERT H. GRAHAM  negative beginning in May, after the close of the reporting period. Inflation fears were the primary cause of this volatility and negativity:

                       o Amid signs of rising inflation, the U.S. Federal Reserve Board stated that additional interest rate hikes might be needed to address inflation risks.

                       o The dollar remained weak, making imports more expensive and thereby raising inflation.

                       o Oil prices remained at historically high levels, threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                       While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an
    [PHOTO OF       alternative to reacting to fluctuating short-term market
   PHILIP TAYLOR]   conditions: Maintain a diversified portfolio. AIM
                    Investments--Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary
                    tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of
   PHILIP TAYLOR    retail mutual funds, including domestic, global and
                    international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We also believe in the value of a trusted financial
                    advisor; who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                    always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.


                    Sincerely,

                    /s/ ROBERT H. GRAHAM                    /s/ PHILIP TAYLOR
                    ----------------------------------      --------------------
                    Robert H. Graham                        Philip Taylor
                    President & Vice Chair - AIM Funds      CEO, AIM Investments
                    Chair, AIM Investments


                    June 19, 2006


                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM GLOBAL AGGRESSIVE GROWTH FUND


                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    Having completed a year of transition and change at AIM
    [PHOTO OF       Funds--as well as my first full year as your board's
     BRUCE L.       independent chair--I can assure you that shareholder
     CROCKETT]      interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. Our new structure has enabled the board to work more effectively with management to achieve benefits for the
 BRUCE L. CROCKETT  shareholders, as shown in the highlights of 2005 listed below:

                       o During 2005, management proposed, and your board approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                       o Also during 2005, management proposed to your board the merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

                       o Your board, through its Investments Committee and Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

                       In 2006, your board will continue to focus on fund
                    expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                       The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who retired in 2006.

                       Your board welcomes your views. Please mail them to me at
                    AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,

                    /s/ BRUCE L. CROCKETT
                    ---------------------
                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    June 19, 2006

AIM GLOBAL AGGRESSIVE GROWTH FUND

MANAGEMENT'S DISCUSSION                                                                   which means that we construct the Fund
OF FUND PERFORMANCE                                                                       primarily on a stock-by-stock basis. We
======================================================================================    focus on the strengths of individual
                                                                                          companies, rather than sectors, countries
PERFORMANCE SUMMARY                          =========================================    or regional trends.
                                             FUND VS. INDEXES
Non-U.S. equity markets rallied strongly                                                     We believe disciplined sell decisions
over the six-month period, fueled by         CUMULATIVE TOTAL RETURNS, 10/31/05-          are key to successful investing. We
improving economic growth prospects in       4/30/06, EXCLUDING APPLICABLE SALES          consider selling a stock for one of
Europe and Asia. Continuing a trend of       CHARGES. IF SALES CHARGES WERE INCLUDED,     the following reasons:
outperformance in recent years, non-U.S.     RETURNS WOULD BE LOWER.
equities comfortably exceeded U.S.                                                        o A company's fundamentals deteriorate
stocks.                                      Class A Shares                     27.51%
                                                                                          o A stock seems overvalued
   We are pleased to once again provide      Class B Shares                     27.08
shareholders with double-digit Fund                                                       o A more attractive opportunity becomes
performance at net asset value. As the       Class C Shares                     27.01     available
table to the right illustrates, your Fund
outperformed both its broad market and       MSCI World Index                             MARKET CONDITIONS AND YOUR FUND
style-specific benchmarks. From a            (Broad Market Index)               16.01
regional perspective, we attribute our                                                    Despite widespread concern about
comparative success to strong stock          MSCI World Growth Index                      historically high energy prices and the
selection within our North American          (Style-specific Index)             14.54     potential impact of rising short-term
(predominantly U.S.) holdings. From a                                                     interest rates in some countries, the
sector perspective, strong stock             Lipper Global Small/Mid-Cap                  majority of world markets rose during the
selection in the consumer discretionary      Growth Category Average                      period, and foreign markets continued to
and information technology (IT) sectors      (Peer Group Index)                 26.45     outperform U.S. markets. In the U.S.,
was the key driver of outperformance. Our                                                 strong economic growth, favorable
                                             SOURCE: LIPPER INC.                          corporate earnings results and continued
                                                                                          subdued inflation supported equities,
                                             =========================================    despite high energy prices--oil rose
                                                                                          above $75 during the period--and the U.S.
                                             concentration in mid-cap global stocks,      Federal Reserve's ongoing monetary
                                             which outperformed during the reporting      tightening policy.
                                             period, was also a competitive advantage.
                                                                                             In Europe, markets continued to rally
                                                Your Fund's long-term performance         over the reporting period, as positive
                                             appears on page 5.                           economic data and both rumored and actual
                                                                                          takeover activity continued to bolster
======================================================================================    investor confidence on the Continent.

HOW WE INVEST                                The strategy focuses primarily on               Following a strong year in 2005,
                                             identifying quality companies that have      Japanese equities continued to climb
We believe that earnings drive stock         experienced, or exhibit the potential        during the period as well. Bank lending
prices and that companies generating         for, accelerating or above-average           activity is on the rise for the first
sustainable above-average earnings growth    earnings growth but whose prices do not      time in years, a tangible sign of a
may provide long-term growth of capital.     fully reflect these attributes.              return to economic health.
When selecting stocks for your Fund, we
employ a disciplined investment strategy        Although portfolio management team
that emphasizes fundamental research,        members specialize in specific geographic
supported by both quantitative analysis      regions, we select investments for the
and portfolio construction techniques.       Fund by using a bottom-up investment
                                             approach,                                                                   (continued)

=========================================    =========================================    =========================================

PORTFOLIO COMPOSITION                        TOP 5 COUNTRIES*                             TOP 10 EQUITY HOLDINGS*

By sector                                     1. United States                   31.8%     1. Anglo Irish Bank Corp. PLC
                                              2. United Kingdom                   8.9         (Ireland)                        2.5%
Consumer Discretionary              21.3%     3. Canada                           6.0      2. OTP Bank Rt. (Hungary)           2.4
Financials                          18.0      4. Germany                          5.2      3. Enterprise Inns PLC
Industrials                         16.1      5. South Korea                      4.6        (United Kingdom)                  2.0
Information Technology              10.2                                                   4. Syngenta A.G. (Switzerland)      2.0
Health Care                          6.7     TOTAL NET ASSETS            $1.0 BILLION      5. Standard Bank Group Ltd.
Consumer Staples                     6.1                                                      (South Africa)                   1.9
Energy                               5.7     TOTAL NUMBER OF HOLDINGS*            122      6. Puma A.G. Rudolf Dassler Sport
Materials                            5.3                                                     (Germany)                         1.7
Telecommunication Services           4.0                                                   7. Telkom South Africa Ltd.
Utilities                            1.7                                                     (South Africa)                    1.5
Money Market Funds Plus                                                                    8. OPAP S.A. (Greece)               1.5
Other Assets Less Liabilities        4.9                                                   9. Amdocs Ltd.                      1.4
                                                                                          10. Petroleum Geo-Services A.S.A.
                                                                                             (Norway)                          1.3

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

* Excluding money market fund holdings.

=========================================    =========================================    =========================================

AIM GLOBAL AGGRESSIVE GROWTH FUND

   It was another stellar period for            Foreign exchange was another                                 JAMES G. BIRDSALL,
developing market stocks, with most          contributor, with our exposure to the             [BIRDSALL     portfolio manager, is
emerging countries outperforming             appreciating euro and Korean won (versus            PHOTO]      lead manager of AIM
developed countries. Positive returns        the U.S. dollar) adding the most value to                       Global Aggressive
were especially pronounced in eastern        overall return. Because we do not                               Growth Fund with
Europe, with Russia rising sharply as a      typically hedge currencies--we buy stocks    respect to the domestic portion of the
result of the strong energy price            in their local currency and then             Fund's portfolio. He joined AIM in 1997.
climate. Latin America, supported by         translate that value back into               Mr. Birdsall received his B.B.A. with a
further outperformance in Brazil, was the    dollars--foreign currency appreciation       concentration in finance from Stephen F.
other leading developing market region       provided a boost to Fund performance.        Austin State University. He also earned
during the reporting period.                                                              an M.B.A. with a concentration in finance
                                                Stock-specific detractors were few and    and international business from the
   Fund performance was broadly based,       included OPTIMAX TECHNOLOGY, MARS            University of St. Thomas.
with the Fund outperforming its              ENGINEERING, BAUSCH & LOMB and PERDIGAO
style-specific index across all regions,     S.A. OPTIMAX, a Taiwanese LCD panel                             JASON T. HOLZER,
including North America, Europe, Latin       component maker that was expected to see           [HOLZER      Chartered Financial
America and Asia Pacific. In North           improved profit margins and earnings due            PHOTO]      Analyst, senior
America, strong stock selection in the       to new product growth. Unfortunately,                           portfolio manager, is
U.S., predominantly in the information       this turnaround did not develop, which                          lead manager of AIM
technology (IT) sector, was a key driver     negatively affected the stock, and we        Global Aggressive Growth Fund with
of outperformance. Our investment            have since sold.                             respect to the Fund's investments in
process led us to invest in a number of                                                   Europe and Canada. Mr. Holzer joined AIM
holdings in the communications equipment,    IN CLOSING                                   in 1996. He earned a B.A. in quantitative
semiconductor and software industries                                                     economics and an M.S. in
that performed well during the reporting     The performance of international markets     engineering-economic systems from
period. Key contributors included            over the last several years underscores      Stanford University.
semiconductor manufacturer MICROCHIP         the investment opportunities beyond U.S.
TECHNOLOGY and long-term holding AMDOCS,     borders. We believe our bottom-up                               SHUXIN CAO, Chartered
a leading supplier of billing software       investment process allows us to build a              [CAO       Financial Analyst,
for telecommunications companies. Amdocs     diversified portfolio of world-class                PHOTO]      portfolio manager, is
was up significantly for the six-month       companies from around the globe. As                             lead manager of AIM
period after reporting earnings ahead of     previously noted, international markets                         Global Aggressive
market expectations due to new contracts.    have experienced strong double-digit         Growth Fund with respect to the Fund's
                                             returns over the past few years. It would    investments in Asia Pacific and Latin
   Our largest regional allocation was in    be imprudent for us to suggest that such     America. He joined AIM in 1997. Mr. Cao
European stocks. We continue to find many    a level of performance is sustainable        graduated from Tianjin Foreign Language
attractive opportunities in Europe,          over the long term.                          Institute with a B.A. in English. He also
particularly in the consumer                                                              earned an M.B.A. from Texas A&M
discretionary and consumer staples              Given our global reach, we believe we     University and is a Certified Public
sectors. Two holdings that continued to      can provide investors with                   Accountant.
perform well were long-time Fund holdings    diversification opportunities by offering
PUMA A.G. RUDOLF DASSLER SPORT, the          a portfolio of both U.S. stocks and                             BORGE ENDRESEN,
German athletic shoe and apparel             international equities. We welcome new            [ENDRESEN     Chartered Financial
manufacturer, and British pub operator       shareholders who invested in the Fund               PHOTO]      Analyst, portfolio
ENTERPRISE INNS.                             during the reporting period and thank all                       manager, is manager of
                                             our shareholders for your continued                             AIM Global Aggressive
   Although holdings in certain emerging     investment in AIM Global Aggressive          Growth Fund. He joined AIM in 1999 and
markets not represented in the               Growth Fund.                                 graduated summa cum laude from the
style-specific index, such as Brazil,                                                     University of Oregon with a B.S. in
Indonesia, South Korea, Mexico and South     The views and opinions expressed in          Finance. He also earned an M.B.A from The
Africa, contributed positively to            management's discussion of Fund              University of Texas at Austin.
relative results, our underweight            performance are those of A I M Advisors,
exposure to the strong-performing            Inc. These views and opinions are subject    Assisted by Asia Pacific/Latin America
Japanese market relative to the index        to change at any time based on factors       Team, Europe/Canada Team and
proved to be a detractor.                    such as market and economic conditions.      Large/Multi-Cap Growth Team
                                             These views and opinions may not be
   Based on strong stock selection, we       relied upon as investment advice or
were able to outperform our                  recommendations, or as an offer for a
style-specific benchmark in nearly all       particular security. The information is
sectors. Our underweight exposure to the     not a complete analysis of every aspect
strong-performing materials sector,          of any market, country, industry,
though, was a detractor. Sectors that        security or the Fund. Statements of fact
contributed most to Fund outperformance      are from sources considered reliable, but
were consumer discretionary, IT and          A I M Advisors, Inc. makes no
industrials. Within the consumer             representation or warranty as to their
discretionary sector, Puma was up over       completeness or accuracy. Although
60% for the period. Strong sales,            historical performance is no guarantee of
combined with projected double-digit         future results, these insights may help
growth for 2006, surprised a market that     you understand our investment management               [RIGHT ARROW GRAPHIC]
was apprehensive about the company's         philosophy.
expansion program.
                                                    See important Fund and index          FOR A PRESENTATION OF YOUR FUND'S
                                              disclosures on the inside front cover.      LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.

AIM GLOBAL AGGRESSIVE GROWTH FUND

YOUR FUND'S LONG-TERM PERFORMANCE

=========================================    =========================================

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/06, including applicable sales    As of 3/31/06, most recent calendar
charges                                      quarter-end, including applicable sales
                                             charges
CLASS A SHARES
Inception (9/15/94)                10.83%    CLASS A SHARES
10 Years                            7.90     Inception (9/15/94)                10.55%
 5 Years                            9.76     10 Years                            8.19
 1 Year                            34.91      5 Years                           10.75
                                              1 Year                            25.43
CLASS B SHARES
Inception (9/15/94)                10.95%    CLASS B SHARES
10 Years                            8.05     Inception (9/15/94)                10.68%
 5 Years                           10.12     10 Years                            8.35
 1 Year                            36.79      5 Years                           11.14
                                              1 Year                            26.73
CLASS C SHARES
Inception (8/4/97)                  6.79%    CLASS C SHARES
 5 Years                           10.37     Inception (8/4/97)                  6.42%
 1 Year                            40.70      5 Years                           11.41
                                              1 Year                            30.79

=========================================    =========================================

THE PERFORMANCE DATA QUOTED REPRESENT           CLASS A SHARE PERFORMANCE REFLECTS THE       A REDEMPTION FEE OF 2% WILL BE IMPOSED
PAST PERFORMANCE AND CANNOT GUARANTEE        MAXIMUM 5.50% SALES CHARGE, AND CLASS B      ON CERTAIN REDEMPTIONS OR EXCHANGES OUT
COMPARABLE FUTURE RESULTS; CURRENT           AND CLASS C SHARE PERFORMANCE REFLECTS       OF THE FUND WITHIN 30 DAYS OF PURCHASE.
PERFORMANCE MAY BE LOWER OR HIGHER.          THE APPLICABLE CONTINGENT DEFERRED SALES     EXCEPTIONS TO THE REDEMPTION FEE ARE
PLEASE VISIT AIMinvestments.com FOR THE      CHARGE (CDSC) FOR THE PERIOD INVOLVED.       LISTED IN THE FUND'S PROSPECTUS.
MOST RECENT MONTH-END PERFORMANCE.           THE CDSC ON CLASS B SHARES DECLINES FROM
                                             5% BEGINNING AT THE TIME OF PURCHASE TO
   PERFORMANCE FIGURES REFLECT REINVESTED    0% AT THE BEGINNING OF THE SEVENTH YEAR.
DISTRIBUTIONS, CHANGES IN NET ASSET VALUE    THE CDSC ON CLASS C SHARES IS 1% FOR THE
AND THE EFFECT OF THE MAXIMUM SALES          FIRST YEAR AFTER PURCHASE.
CHARGE UNLESS OTHERWISE STATED.
PERFORMANCE FIGURES DO NOT REFLECT              THE PERFORMANCE OF THE FUND'S SHARE
DEDUCTION OF TAXES A SHAREHOLDER WOULD       CLASSES WILL DIFFER DUE TO DIFFERENT
PAY ON FUND DISTRIBUTIONS OR SALE OF FUND    SALES CHARGE STRUCTURES AND CLASS
SHARES. INVESTMENT RETURN AND PRINCIPAL      EXPENSES.
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
A GAIN OR LOSS WHEN YOU SELL SHARES.

AIM GLOBAL AGGRESSIVE GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      estimate the expenses that you paid over     The hypothetical account values and
                                             the period. Simply divide your account       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      actual ending account balance or expenses
two types of costs: (1) transaction          account value divided by $1,000 = 8.6),      you paid for the period. You may use this
costs, which may include sales charges       then multiply the result by the number in    information to compare the ongoing costs
(loads) on purchase payments; contingent     the table under the heading entitled         of investing in the Fund and other funds.
deferred sales charges on redemptions;       "Actual Expenses Paid During Period" to      To do so, compare this 5% hypothetical
and redemption fees, if any; and (2)         estimate the expenses you paid on your       example with the 5% hypothetical examples
ongoing costs, including management fees;    account during this period.                  that appear in the shareholder reports of
distribution and/or service fees (12b-1);                                                 the other funds.
and other Fund expenses. This example is
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR                        Please note that the expenses shown in
ongoing costs (in dollars) of investing      COMPARISON PURPOSES                          the table are meant to highlight your
in the Fund and to compare these costs                                                    ongoing costs only and do not reflect any
with ongoing costs of investing in other     The table below also provides information    transactional costs, such as sales
mutual funds. The example is based on an     about hypothetical account values and        charges (loads) on purchase payments,
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    contingent deferred sales charges on
beginning of the period and held for the     actual expense ratio and an assumed rate     redemptions, and redemption fees, if any.
entire period November 1, 2005, through      of return of 5% per year before expenses,    Therefore, the hypothetical information
April 30, 2006.                              which is not the Fund's actual return.       is useful in comparing ongoing costs
                                             The Fund's actual cumulative total           only, and will not help you determine the
ACTUAL EXPENSES                              returns at net asset value after expenses    relative total costs of owning different
                                             for the six months ended April 30, 2006,     funds. In addition, if these
The table below provides information         appear in the table "Fund vs. Indexes" on    transactional costs were included, your
about actual account values and actual       page 3.                                      costs would have been higher.
expenses. You may use the information in
this table, together with the amount you
invested, to

====================================================================================================================================


                                                     ACTUAL                             HYPOTHETICAL
                                                                             (5% ANNUAL RETURN BEFORE EXPENSES)

                    BEGINNING             ENDING               EXPENSES         ENDING             EXPENSES          ANNUALIZED
  SHARE           ACCOUNT VALUE        ACCOUNT VALUE          PAID DURING    ACCOUNT VALUE        PAID DURING         EXPENSE
  CLASS             (11/1/05)          (4/30/06)(1)            PERIOD(2)       (4/30/06)           PERIOD(2)            RATIO
    A               $1,000.00           $1,275.10               $ 8.69         $1,017.16            $ 7.70              1.54%
    B                1,000.00            1,270.80                12.89          1,013.44             11.43              2.29
    C                1,000.00            1,270.10                12.89          1,013.44             11.43              2.29


(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005, through April
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

                                             [ARROW
                                             BUTTON   For More Information Visit
                                             IMAGE]       AIMinvestments.com

AIM GLOBAL AGGRESSIVE GROWTH FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM                 o The quality of services to be provided     o Fees relative to those of comparable
International Mutual Funds (the "Board")     by AIM. The Board reviewed the               funds with other advisors. The Board
oversees the management of AIM Global        credentials and experience of the            reviewed the advisory fee rate for the
Aggressive Growth Fund (the "Fund") and,     officers and employees of AIM who will       Fund under the Advisory Agreement. The
as required by law, determines annually      provide investment advisory services to      Board compared effective contractual
whether to approve the continuance of the    the Fund. In reviewing the qualifications    advisory fee rates at a common asset
Fund's advisory agreement with A I M         of AIM to provide investment advisory        level and noted that the Fund's rate was
Advisors, Inc. ("AIM"). Based upon the       services, the Board reviewed the             below the median rate of the funds
recommendation of the Investments            qualifications of AIM's investment           advised by other advisors with investment
Committee of the Board at a meeting held     personnel and considered such issues as      strategies comparable to those of the
on June 30, 2005, the Board, including       AIM's portfolio and product review           Fund that the Board reviewed. The Board
all of the independent trustees, approved    process, various back office support         noted that AIM has agreed to waive
the continuance of the advisory agreement    functions provided by AIM and AIM's          advisory fees of the Fund, as discussed
(the "Advisory Agreement") between the       equity and fixed income trading              below. Based on this review, the Board
Fund and AIM for another year, effective     operations. Based on the review of these     concluded that the advisory fee rate for
July 1, 2005.                                and other factors, the Board concluded       the Fund under the Advisory Agreement was
                                             that the quality of services to be           fair and reasonable.
   The Board considered the factors          provided by AIM was appropriate and that
discussed below in evaluating the            AIM currently is providing satisfactory      o Expense limitations and fee waivers.
fairness and reasonableness of the           services in accordance with the terms of     The Board noted that AIM has
Advisory Agreement at the meeting on June    the Advisory Agreement.                      contractually agreed to waive advisory
30, 2005 and as part of the Board's                                                       fees of the Fund through December 31,
ongoing oversight of the Fund. In their      o The performance of the Fund relative to    2009 to the extent necessary so that the
deliberations, the Board and the             comparable funds. The Board reviewed the     advisory fees payable by the Fund do not
independent trustees did not identify any    performance of the Fund during the past      exceed a specified maximum advisory fee
particular factor that was controlling,      one, three and five calendar years           rate, which maximum rate includes
and each trustee attributed different        against the performance of funds advised     breakpoints and is based on net asset
weights to the various factors.              by other advisors with investment            levels. The Board considered the
                                             strategies comparable to those of the        contractual nature of this fee waiver and
   One of the responsibilities of the        Fund. The Board noted that the Fund's        noted that it remains in effect until
Senior Officer of the Fund, who is           performance for the one and three year       December 31, 2009. The Board considered
independent of AIM and AIM's affiliates,     periods was above the median performance     the effect this fee waiver would have on
is to manage the process by which the        of such comparable funds and below such      the Fund's estimated expenses and
Fund's proposed management fees are          median performance for the five year         concluded that the levels of fee
negotiated to ensure that they are           period. Based on this review, the Board      waivers/expense limitations for the Fund
negotiated in a manner which is at arm's     concluded that no changes should be made     were fair and reasonable.
length and reasonable. To that end, the      to the Fund and that it was not necessary
Senior Officer must either supervise a       to change the Fund's portfolio management    o Breakpoints and economies of scale. The
competitive bidding process or prepare an    team at this time.                           Board reviewed the structure of the
independent written evaluation. The                                                       Fund's advisory fee under the Advisory
Senior Officer has recommended an            o The performance of the Fund relative to    Agreement, noting that it includes one
independent written evaluation in lieu of    indices. The Board reviewed the              breakpoint. The Board reviewed the level
a competitive bidding process and, upon      performance of the Fund during the past      of the Fund's advisory fees, and noted
the direction of the Board, has prepared     one, three and five calendar years           that such fees, as a percentage of the
such an independent written evaluation.      against the performance of the MSCI World    Fund's net assets, would decrease as net
Such written evaluation also considered      Growth Index. The Board noted that the       assets increase because the Advisory
certain of the factors discussed below.      Fund's performance for such periods was      Agreement includes a breakpoint. The
In addition, as discussed below, the         above the performance of such Index. The     Board noted that AIM has contractually
Senior Officer made certain                  Board noted that the performance of such     agreed to waive advisory fees of the Fund
recommendations to the Board in              Index does not reflect fees, while the       through December 31, 2009 to the extent
connection with such written evaluation.     performance of the Fund does reflect         necessary so that the advisory fees
                                             fees. Based on this review, the Board        payable by the Fund do not exceed a
   The discussion below serves as a          concluded that no changes should be made     specified maximum advisory fee rate,
summary of the Senior Officer's              to the Fund and that it was not necessary    which maximum rate includes breakpoints
independent written evaluation and           to change the Fund's portfolio management    and is based on net asset levels. The
recommendations to the Board in              team at this time.                           Board noted that, due to the Fund's
connection therewith, as well as a                                                        current asset levels and the way in which
discussion of the material factors and       o Meeting with the Fund's portfolio          the advisory fee breakpoints have been
the conclusions with respect thereto that    managers and investment personnel. With      structured, the Fund has yet to benefit
formed the basis for the Board's approval    respect to the Fund, the Board is meeting    from the breakpoint. The Board concluded
of the Advisory Agreement. After             periodically with such Fund's portfolio      that the Fund's fee levels under the
consideration of all of the factors below    managers and/or other investment             Advisory Agreement therefore would
and based on its informed business           personnel and believes that such             reflect economies of scale at higher
judgment, the Board determined that the      individuals are competent and able to        asset levels and that it was not
Advisory Agreement is in the best            continue to carry out their                  necessary to change the advisory fee
interests of the Fund and its                responsibilities under the Advisory          breakpoints in the Fund's advisory fee
shareholders and that the compensation to    Agreement.                                   schedule.
AIM under the Advisory Agreement is fair
and reasonable and would have been           o Overall performance of AIM. The Board      o Investments in affiliated money market
obtained through arm's length                considered the overall performance of AIM    funds. The Board also took into account
negotiations.                                in providing investment advisory and         the fact that uninvested cash and cash
                                             portfolio administrative services to the     collateral from securities lending
o The nature and extent of the advisory      Fund and concluded that such performance     arrangements (collectively, "cash
services to be provided by AIM. The Board    was satisfactory.                            balances") of the Fund may be invested in
reviewed the services to be provided by                                                   money market funds advised by AIM
AIM under the Advisory Agreement. Based      o Fees relative to those of clients of       pursuant to the terms of an SEC exemptive
on such review, the Board concluded that     AIM with comparable investment               order. The Board found that the Fund may
the range of services to be provided by      strategies. The Board noted that AIM does    realize certain benefits upon investing
AIM under the Advisory Agreement was         not serve as an advisor to other mutual      cash balances in AIM advised money market
appropriate and that AIM currently is        funds or other clients with investment       funds, including a higher net
providing services in accordance with the    strategies comparable to those of the
terms of the Advisory Agreement.             Fund.

                                                                                                                        (continued)

AIM GLOBAL AGGRESSIVE GROWTH FUND

return, increased liquidity, increased       o AIM's financial soundness in light of
diversification or decreased transaction     the Fund's needs. The Board considered
costs. The Board also found that the Fund    whether AIM is financially sound and has
will not receive reduced services if it      the resources necessary to perform its
invests its cash balances in such money      obligations under the Advisory Agreement,
market funds. The Board noted that, to       and concluded that AIM has the financial
the extent the Fund invests in affiliated    resources necessary to fulfill its
money market funds, AIM has voluntarily      obligations under the Advisory Agreement.
agreed to waive a portion of the advisory
fees it receives from the Fund               o Historical relationship between the
attributable to such investment. The         Fund and AIM. In determining whether to
Board further determined that the            continue the Advisory Agreement for the
proposed securities lending program and      Fund, the Board also considered the prior
related procedures with respect to the       relationship between AIM and the Fund, as
lending Fund is in the best interests of     well as the Board's knowledge of AIM's
the lending Fund and its respective          operations, and concluded that it was
shareholders. The Board therefore            beneficial to maintain the current
concluded that the investment of cash        relationship, in part, because of such
collateral received in connection with       knowledge. The Board also reviewed the
the securities lending program in the        general nature of the non-investment
money market funds according to the          advisory services currently performed by
procedures is in the best interests of       AIM and its affiliates, such as
the lending Fund and its respective          administrative, transfer agency and
shareholders.                                distribution services, and the fees
                                             received by AIM and its affiliates for
o Independent written evaluation and         performing such services. In addition to
recommendations of the Fund's Senior         reviewing such services, the trustees
Officer. The Board noted that, upon their    also considered the organizational
direction, the Senior Officer of the         structure employed by AIM and its
Fund, who is independent of AIM and AIM's    affiliates to provide those services.
affiliates, had prepared an independent      Based on the review of these and other
written evaluation in order to assist the    factors, the Board concluded that AIM and
Board in determining the reasonableness      its affiliates were qualified to continue
of the proposed management fees of the       to provide non-investment advisory
AIM Funds, including the Fund. The Board     services to the Fund, including
noted that the Senior Officer's written      administrative, transfer agency and
evaluation had been relied upon by the       distribution services, and that AIM and
Board in this regard in lieu of a            its affiliates currently are providing
competitive bidding process. In              satisfactory non-investment advisory
determining whether to continue the          services.
Advisory Agreement for the Fund, the
Board considered the Senior Officer's        o Other factors and current trends. In
written evaluation and the recommendation    determining whether to continue the
made by the Senior Officer to the Board      Advisory Agreement for the Fund, the
that the Board consider implementing a       Board considered the fact that AIM, along
process to assist them in more closely       with others in the mutual fund industry,
monitoring the performance of the AIM        is subject to regulatory inquiries and
Funds. The Board concluded that it would     litigation related to a wide range of
be advisable to implement such a process     issues. The Board also considered the
as soon as reasonably practicable.           governance and compliance reforms being
                                             undertaken by AIM and its affiliates,
o Profitability of AIM and its               including maintaining an internal
affiliates. The Board reviewed               controls committee and retaining an
information concerning the profitability     independent compliance consultant, and
of AIM's (and its affiliates') investment    the fact that AIM has undertaken to cause
advisory and other activities and its        the Fund to operate in accordance with
financial condition. The Board considered    certain governance policies and
the overall profitability of AIM, as well    practices. The Board concluded that these
as the profitability of AIM in connection    actions indicated a good faith effort on
with managing the Fund. The Board noted      the part of AIM to adhere to the highest
that AIM's operations remain profitable,     ethical standards, and determined that
although increased expenses in recent        the current regulatory and litigation
years have reduced AIM's profitability.      environment to which AIM is subject
Based on the review of the profitability     should not prevent the Board from
of AIM's and its affiliates' investment      continuing the Advisory Agreement for the
advisory and other activities and its        Fund.
financial condition, the Board concluded
that the compensation to be paid by the
Fund to AIM under its Advisory Agreement
was not excessive.

o Benefits of soft dollars to AIM. The
Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund.
The Board concluded that such
arrangements were appropriate.

SCHEDULE OF INVESTMENTS

April 30, 2006
(Unaudited)


                                                 SHARES          VALUE
---------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-62.73%

AUSTRALIA-1.32%

CSL Ltd. (Biotechnology)(a)                        180,800   $    7,920,012
---------------------------------------------------------------------------
Zinifex Ltd. (Diversified Metals & Mining)(a)      725,000        5,706,237
===========================================================================
                                                                 13,626,249
===========================================================================

BRAZIL-1.25%

Perdigao S.A. (Packaged Foods & Meats)             629,400        6,212,573
---------------------------------------------------------------------------
Tim Participacoes S.A.-ADR (Wireless
  Telecommunication Services)(b)                   174,100        6,694,145
===========================================================================
                                                                 12,906,718
===========================================================================

CANADA-5.95%

Astral Media Inc. (Broadcasting & Cable TV)        158,400        5,157,209
---------------------------------------------------------------------------
Brookfield Asset Management Inc.-Class A
  (Real Estate Management & Development)           254,550       10,603,214
---------------------------------------------------------------------------
Canadian Oil Sands Trust (Oil & Gas
  Exploration & Production)                         70,000       10,957,066
---------------------------------------------------------------------------
Power Financial Corp. (Life & Health
  Insurance)                                       263,200        7,985,460
---------------------------------------------------------------------------
Precision Drilling Trust (Oil & Gas Drilling)      145,300        5,159,580
---------------------------------------------------------------------------
Sherritt International Corp. (Diversified
  Metals & Mining)(b)                              967,300       10,555,510
---------------------------------------------------------------------------
Shoppers Drug Mart Corp. (Drug Retail)
  (Acquired 05/16/03-11/18/03; Cost
  $4,714,720)(c)(d)(e)                             277,500       11,020,572
===========================================================================
                                                                 61,438,611
===========================================================================

DENMARK-0.88%

DSV A.S. (Trucking)(a)(b)                           55,900        9,143,831
===========================================================================

FRANCE-1.75%

Eiffage S.A. (Construction & Engineering)(b)        56,999        8,608,302
---------------------------------------------------------------------------
Pernod Ricard S.A. (Distillers & Vintners)          49,000        9,502,241
===========================================================================
                                                                 18,110,543
===========================================================================

GERMANY-5.16%

Adidas-Salomon A.G. (Apparel, Accessories &
  Luxury Goods)(a)                                  25,400        5,361,991
---------------------------------------------------------------------------
Celesio A.G. (Health Care Distributors)(a)(b)       85,300        8,027,729
---------------------------------------------------------------------------
Continental A.G. (Tires & Rubber)(b)                99,140       11,804,265
---------------------------------------------------------------------------
Deutsche Boerse A.G. (Specialized Finance)(a)       75,200       10,875,826
---------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)(b)        38,700       15,600,967
---------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)
  (Acquired 06/02/03; Cost $398,309)(b)(c)           3,935        1,586,300
===========================================================================
                                                                 53,257,078
===========================================================================

GREECE-2.70%

EFG Eurobank Ergasias (Diversified Banks)(a)       139,520        5,561,727
---------------------------------------------------------------------------

                                                 SHARES          VALUE
---------------------------------------------------------------------------

GREECE-(CONTINUED)

OPAP S.A. (Casinos & Gaming)(a)                    234,000   $    8,633,210
---------------------------------------------------------------------------
OPAP S.A. (Casinos & Gaming) (Acquired
  07/14/03; Cost $2,090,216)(a)(c)                 196,000        7,231,236
---------------------------------------------------------------------------
Titan Cement Co. S.A. (Construction
  Materials)                                       127,600        6,491,234
===========================================================================
                                                                 27,917,407
===========================================================================

HONG KONG-2.11%

Esprit Holdings Ltd. (Apparel Retail)              764,000        6,099,545
---------------------------------------------------------------------------
Hongkong Land Holdings Ltd. (Real Estate
  Management & Development)(a)                   1,308,000        5,135,389
---------------------------------------------------------------------------
Regal Hotels International Holdings Ltd.
  (Hotels, Resorts & Cruise Lines)              57,394,000        5,477,869
---------------------------------------------------------------------------
Solomon Systech International Ltd.
  (Semiconductors)(a)                           11,396,000        5,053,283
===========================================================================
                                                                 21,766,086
===========================================================================

HUNGARY-2.36%

OTP Bank Rt. (Diversified Banks)(e)                627,700       24,340,522
===========================================================================

INDIA-0.58%

Maruti Udyog Ltd. (Automobile
  Manufacturers)(a)                                293,000        6,003,717
===========================================================================

INDONESIA-1.23%

PT Astra International Tbk (Automobile
  Manufacturers)(a)                              5,184,000        7,046,445
---------------------------------------------------------------------------
PT Bank Rakyat Indonesia (Diversified
  Banks)(a)                                     10,790,500        5,676,589
===========================================================================
                                                                 12,723,034
===========================================================================

IRELAND-2.97%

Anglo Irish Bank Corp. PLC (Diversified
  Banks)(a)                                      1,566,094       25,784,609
---------------------------------------------------------------------------
Independent News & Media PLC (Publishing)        1,566,800        4,902,542
===========================================================================
                                                                 30,687,151
===========================================================================

ITALY-0.57%

Lottomatica S.p.A. (Casinos & Gaming)              127,900        5,896,512
===========================================================================

JAPAN-2.50%

EXEDY Corp. (Auto Parts & Equipment)(a)            267,400        8,391,854
---------------------------------------------------------------------------
JSR Corp. (Specialty Chemicals)(a)                 214,000        6,586,054
---------------------------------------------------------------------------
Suzuki Motor Corp. (Automobile
  Manufacturers)(a)                                207,000        5,048,831
---------------------------------------------------------------------------
Yamaha Motor Co., Ltd. (Motorcycle
  Manufacturers)(a)                                210,200        5,780,221
===========================================================================
                                                                 25,806,960
===========================================================================

MEXICO-2.50%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)            207,900        7,673,589
---------------------------------------------------------------------------
Corporacion GEO, S.A. de C.V.-Series B
  (Homebuilding)(e)                              1,350,200        5,062,449
---------------------------------------------------------------------------


                                                 SHARES          VALUE
---------------------------------------------------------------------------
MEXICO-(CONTINUED)

Grupo Aeroportuario del Pacifico S.A. de
  C.V.- ADR (Airport Services)(e)                  134,537   $    4,477,391
---------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
  (Hypermarkets & Super Centers)                 3,037,000        8,658,912
===========================================================================
                                                                 25,872,341
===========================================================================

NETHERLANDS-1.02%

Koninklijke BAM Groep N.V. (Construction &
  Engineering)(a)                                   97,635       10,488,225
===========================================================================

NORWAY-3.17%

Pan Fish A.S.A. (Packaged Foods &
  Meats)(a)(e)                                   7,635,000        7,748,666
---------------------------------------------------------------------------
Petroleum Geo-Services A.S.A. (Oil & Gas
  Equipment & Services)(a)(e)                      234,200       13,149,550
---------------------------------------------------------------------------
Tomra Systems A.S.A. (Environmental &
  Facilities Services)(a)(b)(e)                  1,196,600       11,845,637
===========================================================================
                                                                 32,743,853
===========================================================================

RUSSIA-1.09%

OAO Vimpel-Communications-ADR (Wireless
  Telecommunication Services)(e)                   243,070       11,314,909
===========================================================================

SINGAPORE-0.00%

Citiraya Industries Ltd. (Environmental &
  Facilities Services)(d)(e)(f)                  5,946,000                0
===========================================================================

SOUTH AFRICA-3.39%

Standard Bank Group Ltd. (Diversified
  Banks)(a)(b)                                   1,338,442       19,092,354
---------------------------------------------------------------------------
Telkom South Africa Ltd. (Integrated
  Telecommunication Services)(b)                   602,700       14,356,206
---------------------------------------------------------------------------
Telkom South Africa Ltd. (Integrated
  Telecommunication Services) (Acquired
  06/18/04; Cost $727,409)(c)                       64,700        1,541,142
===========================================================================
                                                                 34,989,702
===========================================================================

SOUTH KOREA-4.56%

Daegu Bank (Regional Banks)(a)                     384,200        7,198,382
---------------------------------------------------------------------------
Daesang Corp. (Packaged Foods & Meats)(a)(e)       391,000        7,295,903
---------------------------------------------------------------------------
Daewoo Shipbuilding & Marine Engineering Co.,
  Ltd. (Construction & Farm Machinery & Heavy
  Trucks)                                          124,500        3,636,337
---------------------------------------------------------------------------
Hyundai Department Store Co., Ltd.
  (Department Stores)(a)                            54,000        5,192,427
---------------------------------------------------------------------------
Hyundai Mipo Dockyard Co., Ltd. (Construction
  & Farm Machinery & Heavy Trucks)                  74,800        7,010,146
---------------------------------------------------------------------------
NHN Corp. (Internet Software &
  Services)(a)(e)                                   15,000        5,285,192
---------------------------------------------------------------------------
Shinsegae Co., Ltd. (Hypermarkets & Super
  Centers)(a)                                        9,050        4,433,112
---------------------------------------------------------------------------
Woongjin Coway Co., Ltd. (Housewares &
  Specialties)(a)                                  236,500        7,033,642
===========================================================================
                                                                 47,085,141
===========================================================================

SPAIN-1.96%

Corporacion Mapfre S.A. (Multi-Line
  Insurance)(a)                                    456,572        9,650,929
---------------------------------------------------------------------------

                                                 SHARES          VALUE
---------------------------------------------------------------------------

SPAIN-(CONTINUED)

Grupo Ferrovial, S.A. (Construction &
  Engineering)                                     129,600   $   10,636,737
===========================================================================
                                                                 20,287,666
===========================================================================

SWEDEN-0.72%

Swedish Match A.B. (Tobacco)(a)                    493,700        7,411,165
===========================================================================

SWITZERLAND-2.51%

Baloise Holding A.G.-Class R (Multi-Line
  Insurance)(a)                                     70,300        5,365,957
---------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural
  Chemicals)(e)                                    147,600       20,589,260
===========================================================================
                                                                 25,955,217
===========================================================================

THAILAND-0.70%

Siam Commercial Bank PCL (Diversified Banks)     4,171,000        7,223,954
===========================================================================

TURKEY-0.90%

Tupras-Turkiye Petrol Rafinerileri A.S. (Oil
  & Gas Refining & Marketing)(a)                   439,743        9,351,231
===========================================================================

UNITED KINGDOM-8.88%

British Energy Group PLC (Electric
  Utilities)(a)(e)                                 723,000        8,724,129
---------------------------------------------------------------------------
Bunzl PLC (Trading Companies &
  Distributors)(a)                                 692,533        8,761,835
---------------------------------------------------------------------------
Capita Group PLC (Human Resource & Employment
  Services)                                        885,000        7,517,086
---------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)                1,220,600       20,768,657
---------------------------------------------------------------------------
Filtrona PLC (Commodity Chemicals)                 843,714        4,846,884
---------------------------------------------------------------------------
Inchcape PLC (Distributors)(a)                     200,100        9,955,038
---------------------------------------------------------------------------
Informa PLC (Publishing)(a)                      1,081,752        9,644,904
---------------------------------------------------------------------------
International Power PLC (Independent Power
  Producers & Energy Traders)(a)(e)              1,690,000        9,173,555
---------------------------------------------------------------------------
Shire PLC (Pharmaceuticals)                        789,500       12,310,385
===========================================================================
                                                                 91,702,473
===========================================================================
  Total Foreign Stocks & Other Equity
  Interests (Cost $335,654,542)                                 648,050,296
===========================================================================

DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-31.82%

AEROSPACE & DEFENSE-1.72%

Precision Castparts Corp.                          160,000       10,076,800
---------------------------------------------------------------------------
Rockwell Collins, Inc.                             135,000        7,722,000
===========================================================================
                                                                 17,798,800
===========================================================================

APPAREL RETAIL-1.14%

Aeropostale, Inc.(e)                               200,000        6,142,000
---------------------------------------------------------------------------
AnnTaylor Stores Corp.(e)                          150,000        5,599,500
===========================================================================
                                                                 11,741,500
===========================================================================

APPAREL,ACCESSORIES & LUXURY GOODS-0.49%

Carter's, Inc.(e)                                   75,000        5,052,000
===========================================================================


                                                 SHARES          VALUE
---------------------------------------------------------------------------

APPLICATION SOFTWARE-3.02%

Amdocs Ltd.(e)                                     382,200   $   14,217,840
---------------------------------------------------------------------------
BEA Systems, Inc.(e)                               525,000        6,956,250
---------------------------------------------------------------------------
Citrix Systems, Inc.(b)(e)                         175,000        6,986,000
---------------------------------------------------------------------------
Hyperion Solutions Corp.(e)                        100,000        3,062,000
===========================================================================
                                                                 31,222,090
===========================================================================

COMMUNICATIONS EQUIPMENT-1.51%

Harris Corp.                                       110,000        5,122,700
---------------------------------------------------------------------------
Redback Networks Inc.(e)                           257,591        5,770,038
---------------------------------------------------------------------------
Tellabs, Inc.(e)                                   300,000        4,755,000
===========================================================================
                                                                 15,647,738
===========================================================================

COMPUTER STORAGE & PERIPHERALS-0.53%

Western Digital Corp.(e)                           260,000        5,470,400
===========================================================================

CONSTRUCTION & ENGINEERING-0.65%

McDermott International, Inc.(e)                   110,000        6,688,000
===========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.44%

Joy Global Inc.                                    115,000        7,554,350
---------------------------------------------------------------------------
Oshkosh Truck Corp.                                120,000        7,344,000
===========================================================================
                                                                 14,898,350
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.66%

Cooper Industries, Ltd.-Class A                     75,000        6,858,750
===========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.62%

Amphenol Corp.-Class A                             110,000        6,358,000
===========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.47%

Jabil Circuit, Inc.(e)                             125,000        4,873,750
===========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.49%

Republic Services, Inc.                            115,000        5,061,150
===========================================================================

HEALTH CARE DISTRIBUTORS-0.63%

AmerisourceBergen Corp.                            150,000        6,472,500
===========================================================================

HEALTH CARE EQUIPMENT-0.58%

Varian Medical Systems, Inc.(b)                    115,000        6,023,700
===========================================================================

HEALTH CARE SERVICES-1.24%

Laboratory Corp. of America Holdings(e)            115,000        6,566,500
---------------------------------------------------------------------------
Omnicare, Inc.                                     110,000        6,238,100
===========================================================================
                                                                 12,804,600
===========================================================================

INDUSTRIAL CONGLOMERATES-0.87%

Textron Inc.                                       100,000        8,995,000
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


INDUSTRIAL MACHINERY-0.75%

Parker Hannifin Corp.                               95,000   $    7,699,750
===========================================================================

MANAGED HEALTH CARE-0.63%

Health Net Inc.(e)                                 160,000        6,512,000
===========================================================================

MULTI-LINE INSURANCE-1.80%

Assurant, Inc.                                     225,000       10,838,250
---------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                       232,500        7,786,425
===========================================================================
                                                                 18,624,675
===========================================================================

OFFICE SERVICES & SUPPLIES-0.54%

Herman Miller, Inc.                                180,000        5,542,200
===========================================================================

OIL & GAS DRILLING-0.91%

ENSCO International Inc.                           175,000        9,360,750
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.23%

Oil States International, Inc.(e)                   60,000        2,422,200
===========================================================================

OIL & GAS REFINING & MARKETING-0.83%

Western Refining, Inc.                             425,000        8,597,750
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.94%

AllianceBernstein Holding L.P.                     150,000        9,667,500
===========================================================================

PHARMACEUTICALS-0.91%

Barr Pharmaceuticals Inc.(e)                       155,000        9,385,250
===========================================================================

RESTAURANTS-1.07%

Darden Restaurants, Inc.                           155,000        6,138,000
---------------------------------------------------------------------------
Ruby Tuesday, Inc.                                 166,127        4,945,601
===========================================================================
                                                                 11,083,601
===========================================================================

SEMICONDUCTORS-3.05%

Freescale Semiconductor Inc.-Class B(e)            250,000        7,917,500
---------------------------------------------------------------------------
Integrated Device Technology, Inc.(e)              300,000        4,566,000
---------------------------------------------------------------------------
Microchip Technology Inc.                          225,000        8,383,500
---------------------------------------------------------------------------
NVIDIA Corp.(e)                                    150,000        4,383,000
---------------------------------------------------------------------------
PMC-Sierra, Inc.(e)                                500,000        6,215,000
===========================================================================
                                                                 31,465,000
===========================================================================

SPECIALIZED FINANCE-0.47%

Chicago Mercantile Exchange Holdings Inc.           10,500        4,809,000
===========================================================================

SPECIALTY STORES-1.79%

Office Depot, Inc.(e)                              210,000        8,521,800
---------------------------------------------------------------------------
PETsMART, Inc.                                     185,000        5,117,100
---------------------------------------------------------------------------
Tiffany & Co.                                      140,000        4,884,600
===========================================================================
                                                                 18,523,500
===========================================================================

THRIFTS & MORTGAGE FINANCE-0.79%

MGIC Investment Corp.(b)                           115,000        8,130,500
===========================================================================


                                                 SHARES          VALUE
---------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS-1.05%

WESCO International, Inc.(e)                       145,000   $   10,875,000
===========================================================================
  Total Domestic Common Stocks & Other Equity
  Interests (Cost $260,524,319)                                 328,665,004
===========================================================================

PREFERRED STOCK-0.60%

GENERAL MERCHANDISE STORES-0.60%

Lojas Americanas S.A.-Pfd. (Brazil)            148,300,000        6,175,022
===========================================================================
  Total Preferred Stocks (Cost $2,759,415)                        6,175,022
===========================================================================

MONEY MARKET FUNDS-2.88%

Liquid Assets Portfolio-Institutional
  Class(g)                                      14,896,713       14,896,713
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(g)     14,896,713       14,896,713
===========================================================================
    Total Money Market Funds (Cost
      $29,793,426)                                               29,793,426
===========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)--98.03% (Cost
  $628,731,702)                                               1,012,683,748
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED-8.79%

Liquid Assets Portfolio-Institutional
  Class(g)(h)                                   45,380,232   $   45,380,232
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(g)(h)                                   45,380,232       45,380,232
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $90,760,464)                                         90,760,464
===========================================================================
TOTAL INVESTMENTS-106.82% (Cost $719,492,166)                 1,103,444,212
===========================================================================
OTHER ASSETS LESS LIABILITIES-(6.82)%                           (70,442,296)
===========================================================================
NET ASSETS-100.00%                                           $1,033,001,916
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Pfd.  - Preferred

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2006 was $325,770,624, which represented 31.54% of the Fund's Net Assets. See Note 1A.
(b) All or a portion of this security is out on loan at April 30, 2006.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at April 30, 2006 was $21,379,250, which represented 2.07% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at April 30, 2006 was $11,020,572, which represented 1.07% of the Fund's Net Assets. See Note 1A.
(e) Non-income producing security.
(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at April 30, 2006 represented 0.00% of the Fund's Net Assets.
(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $598,938,276)*    $  982,890,322
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $120,553,890)                            120,553,890
============================================================
     Total investments (cost $719,492,166)     1,103,444,212
============================================================
Foreign currencies, at value (cost
  $22,174,516)                                    22,533,174
------------------------------------------------------------
Receivables for:
  Investments sold                                 2,257,275
------------------------------------------------------------
  Fund shares sold                                 1,429,290
------------------------------------------------------------
  Dividends                                        1,907,421
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                89,065
------------------------------------------------------------
Other assets                                          28,442
============================================================
     Total assets                              1,131,688,879
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                            4,176,642
------------------------------------------------------------
  Fund shares reacquired                           1,938,327
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                177,816
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                       90,760,464
------------------------------------------------------------
Accrued distribution fees                            291,991
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             2,829
------------------------------------------------------------
Accrued transfer agent fees                          697,413
------------------------------------------------------------
Accrued operating expenses                           641,481
============================================================
     Total liabilities                            98,686,963
============================================================
Net assets applicable to shares outstanding   $1,033,001,916
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $  569,785,287
------------------------------------------------------------
Undistributed net investment income (loss)          (665,977)
------------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                      79,567,091
------------------------------------------------------------
Unrealized appreciation from investment
  securities and foreign currencies              384,315,515
============================================================
                                              $1,033,001,916
____________________________________________________________
============================================================


NET ASSETS:

Class A                                       $  846,060,699
____________________________________________________________
============================================================
Class B                                       $  158,081,534
____________________________________________________________
============================================================
Class C                                       $   28,859,683
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           33,767,173
____________________________________________________________
============================================================
Class B                                            6,815,998
____________________________________________________________
============================================================
Class C                                            1,244,022
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        25.06
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $25.06 divided by
       94.50%)                                $        26.52
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                    $        23.19
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                    $        23.20
____________________________________________________________
============================================================

* At April 30, 2006, securities with an aggregate value of $86,982,232 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $724,194)        $  9,533,305
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $67,002 after compensation to
  counterparties of $1,101,895)                                    645,708
--------------------------------------------------------------------------
Interest                                                            11,614
==========================================================================
     Total investment income                                    10,190,627
==========================================================================


EXPENSES:

Advisory fees                                                    4,230,832
--------------------------------------------------------------------------
Administrative services fees                                       118,039
--------------------------------------------------------------------------
Custodian fees                                                     432,964
--------------------------------------------------------------------------
Distribution fees:

  Class A                                                          945,992
--------------------------------------------------------------------------
  Class B                                                          789,098
--------------------------------------------------------------------------
  Class C                                                          127,859
--------------------------------------------------------------------------
Transfer agent fees                                              1,629,814
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           17,875
--------------------------------------------------------------------------
Other                                                              202,587
==========================================================================
     Total expenses                                              8,495,060
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (590,107)
==========================================================================
     Net expenses                                                7,904,953
==========================================================================
Net investment income                                            2,285,674
==========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities (includes gains from securities sold
     to affiliates of $147,243)                                 79,993,638
--------------------------------------------------------------------------
  Foreign currencies                                              (325,878)
==========================================================================
                                                                79,667,760
==========================================================================
Change in net unrealized appreciation of:
  Investment securities (net of estimated tax on foreign
     investments of $(260,618)-Note 1H)                        144,947,859
--------------------------------------------------------------------------
  Foreign currencies                                               406,770
==========================================================================
                                                               145,354,629
==========================================================================
Net gain from investment securities and foreign currencies     225,022,389
==========================================================================
Net increase in net assets resulting from operations          $227,308,063
__________________________________________________________________________
==========================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2006 and the year ended October 31, 2005 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2006             2005
---------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    2,285,674    $  (1,731,446)
---------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                    79,667,760      191,046,523
---------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 145,354,629      (22,315,039)
=============================================================================================
    Net increase in net assets resulting from operations         227,308,063      167,000,038
=============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (2,378,111)              --
---------------------------------------------------------------------------------------------
  Class B                                                           (367,177)              --
---------------------------------------------------------------------------------------------
  Class C                                                            (56,652)              --
=============================================================================================
    Total distributions from net investment income                (2,801,940)              --
=============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (30,928,477)              --
---------------------------------------------------------------------------------------------
  Class B                                                         (7,262,446)              --
---------------------------------------------------------------------------------------------
  Class C                                                         (1,120,528)              --
=============================================================================================
    Total distributions from net realized gains                  (39,311,451)              --
=============================================================================================
    Decrease in net assets resulting from distributions          (42,113,391)              --
=============================================================================================
Share transactions-net:
  Class A                                                         19,785,224      (10,578,408)
---------------------------------------------------------------------------------------------
  Class B                                                        (25,085,181)    (146,902,790)
---------------------------------------------------------------------------------------------
  Class C                                                          1,450,370       (2,724,516)
=============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                           (3,849,587)    (160,205,714)
=============================================================================================
    Net increase in net assets                                   181,345,085        6,794,324
=============================================================================================

NET ASSETS:

  Beginning of period                                            851,656,831      844,862,507
=============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(665,977) and $(149,711),
    respectively)                                             $1,033,001,916    $ 851,656,831
_____________________________________________________________________________________________
=============================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Aggressive Growth Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is above-average long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

H. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

I. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $1 billion                                              0.90%
-------------------------------------------------------------------
Over $1 billion                                               0.85%
 __________________________________________________________________
===================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.80%
--------------------------------------------------------------------
Next $250 million                                             0.78%
--------------------------------------------------------------------
Next $500 million                                             0.76%
--------------------------------------------------------------------
Next $1.5 billion                                             0.74%
--------------------------------------------------------------------
Next $2.5 billion                                             0.72%
--------------------------------------------------------------------
Next $2.5 billion                                             0.70%
--------------------------------------------------------------------
Next $2.5 billion                                             0.68%
--------------------------------------------------------------------
Over $10 billion                                              0.66%
 ___________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2006, AIM waived fees of $586,429.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $659.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2006, AIM was paid $118,039.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AISI to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2006, the Fund paid AISI $1,629,814 for Class A, Class B and Class C.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2006, the Class A, Class B and Class C shares paid $945,992, $789,098 and $127,859, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2006, ADI advised the Fund that it retained $52,122 in front-end sales commissions from the sale of Class A shares and $11, $37,992 and $1,753 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                        CHANGE IN
                                                                        UNREALIZED
                         VALUE        PURCHASES        PROCEEDS        APPRECIATION        VALUE        DIVIDEND     REALIZED
FUND                   10/31/05        AT COST        FROM SALES      (DEPRECIATION)      04/30/06       INCOME     GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class               $12,714,164    $ 67,583,958    $ (65,401,409)         $  --       $14,896,713     $288,726       $  --
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class               12,714,164       67,583,958      (65,401,409)            --        14,896,713     289,980           --
===============================================================================================================================
  Subtotal            $25,428,328    $135,167,916    $(130,802,818)         $  --       $29,793,426     $578,706       $  --
_______________________________________________________________________________________________________________________________
===============================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                         VALUE        PURCHASES         PROCEEDS        APPRECIATION        VALUE        DIVIDEND     REALIZED
FUND                   10/31/05        AT COST         FROM SALES      (DEPRECIATION)      04/30/06      INCOME*     GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class               $36,454,453    $ 85,047,186    $ (76,121,407)          $  --       $ 45,380,232    $33,436        $  --
--------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class               36,454,454       85,196,817      (76,271,039)             --         45,380,232     33,566           --
================================================================================================================================
  Subtotal            $72,908,907    $170,244,003    $(152,392,446)          $  --       $ 90,760,464    $67,002        $  --
================================================================================================================================
  Total               $98,337,235    $305,411,919    $(283,195,264)          $  --       $120,553,890    $645,708       $  --
________________________________________________________________________________________________________________________________
================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2006, the Fund engaged in securities sales of $362,224, which resulted in net realized gains of $147,243 and securities purchases of $762,192.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $3,019.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2006, the Fund paid legal fees of $5,386 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2006, securities with an aggregate value of $86,982,232 were on loan to brokers. The loans were secured by cash collateral of $90,760,464 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2006, the Fund received dividends on cash collateral investments of $67,002 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION


The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of October 31, 2005.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2006 was $293,994,599 and $352,047,262, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $389,446,205
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (5,569,637)
==============================================================================
Net unrealized appreciation of investment securities             $383,876,568
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $719,567,644.

NOTE 11--SHARE INFORMATION

The Fund currently consists of three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase.

                                             CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                  APRIL 30, 2006(A)              OCTOBER 31, 2005
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,485,763    $ 34,323,175     1,806,958    $  34,695,693
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        425,016       9,057,683       702,915       12,661,037
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        157,036       3,347,569       231,761        4,170,979
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      1,502,663      31,916,565            --               --
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        371,107       7,318,225            --               --
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                         57,317       1,130,864            --               --
=======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      1,092,530      25,153,195     5,877,678      113,101,296
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,177,933)    (25,153,195)   (6,287,823)    (113,101,296)
=======================================================================================================================
Reacquired:(b)
  Class A                                                     (3,146,277)    (71,607,711)   (8,196,078)    (158,375,397)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (771,941)    (16,307,894)   (2,595,138)     (46,462,531)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (142,330)     (3,028,063)     (381,426)      (6,895,495)
=======================================================================================================================
                                                                (147,049)   $ (3,849,587)   (8,841,153)   $(160,205,714)
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 16% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Amount is net of redemption fees of $4,306, $873 and $146 for Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2006 and $7,020, $1,738 and $237 for Class A, Class B and Class C shares, respectively, for the year ended October 31, 2005.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CLASS A
                                       ------------------------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED                                    YEAR ENDED OCTOBER 31,
                                       APRIL 30,          -----------------------------------------------------------------------
                                          2006              2005             2004             2003        2002             2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $  20.60          $  16.99         $  14.28         $  11.00    $  12.58         $  25.87
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)              0.07(a)          (0.00)(a)        (0.13)(a)        (0.13)      (0.15)(a)        (0.13)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          5.41              3.61             2.84             3.41       (1.43)           (8.42)
=================================================================================================================================
    Total from investment operations        5.48              3.61             2.71             3.28       (1.58)           (8.55)
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                                 (0.07)               --               --               --          --               --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                  (0.95)               --               --               --          --            (4.74)
=================================================================================================================================
    Total distributions                    (1.02)               --               --               --          --            (4.74)
=================================================================================================================================
Redemption fees added to shares of
  beneficial interest                       0.00              0.00             0.00               --          --               --
=================================================================================================================================
Net asset value, end of period          $  25.06          $  20.60         $  16.99         $  14.28    $  11.00         $  12.58
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                            27.51%            21.25%           18.98%           29.82%     (12.56)%         (38.87)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $846,061          $676,291         $566,573         $465,855    $405,360         $563,828
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                          1.54%(c)          1.65%            2.02%            2.10%       2.00%            1.87%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                          1.66%(c)          1.76%            2.03%            2.11%       2.00%            1.87%
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                     0.63%(c)         (0.02)%          (0.81)%          (0.97)%     (1.19)%          (0.75)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                    32%               67%              68%              64%         73%              87%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $763,065,253.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                CLASS B
                                      -------------------------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED                                     YEAR ENDED OCTOBER 31,
                                      APRIL 30,           -----------------------------------------------------------------------
                                         2006               2005             2004             2003        2002             2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $  19.18           $  15.93         $  13.45         $  10.42    $  11.97         $  24.98
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)            (0.01)(a)          (0.12)(a)        (0.19)(a)        (0.19)      (0.20)(a)        (0.21)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)         5.02               3.37             2.67             3.22       (1.35)           (8.06)
=================================================================================================================================
    Total from investment operations       5.01               3.25             2.48             3.03       (1.55)           (8.27)
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                                (0.05)                --               --               --          --               --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                 (0.95)                --               --               --          --            (4.74)
=================================================================================================================================
    Total distributions                   (1.00)                --               --               --          --            (4.74)
=================================================================================================================================
Redemption fees added to shares of
  beneficial interest                      0.00               0.00             0.00               --          --               --
=================================================================================================================================
Net asset value, end of period         $  23.19           $  19.18         $  15.93         $  13.45    $  10.42         $  11.97
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                           27.02%             20.40%           18.44%           29.08%     (12.95)%         (39.19)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $158,082           $152,878         $257,230         $374,027    $388,101         $583,933
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                         2.29%(c)           2.31%            2.52%            2.60%       2.51%            2.39%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                         2.41%(c)           2.42%            2.53%            2.61%       2.51%            2.39%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets           (0.12)%(c)         (0.68)%           (1.31)%          (1.47)%     (1.70)%          (1.27)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                   32%                67%              68%              64%         73%              87%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $159,127,559.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                  CLASS C
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                                   YEAR ENDED OCTOBER 31,
                                           APRIL 30,           ------------------------------------------------------------------
                                              2006              2005            2004            2003       2002            2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $ 19.19            $ 15.93         $ 13.46         $ 10.42    $ 11.98         $ 24.99
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.01)(a)          (0.12)(a)       (0.19)(a)       (0.19)     (0.20)(a)       (0.21)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   5.02               3.38            2.66            3.23      (1.36)          (8.06)
=================================================================================================================================
    Total from investment operations           5.01               3.26            2.47            3.04      (1.56)          (8.27)
=================================================================================================================================
Less distributions:
  Dividends from net investment income        (0.05)                --              --              --         --              --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains       (0.95)                --              --              --         --           (4.74)
=================================================================================================================================
    Total distributions                       (1.00)                --              --              --         --           (4.74)
=================================================================================================================================
Redemption fees added to shares of
  beneficial interest                          0.00               0.00            0.00              --         --              --
=================================================================================================================================
Net asset value, end of period              $ 23.20            $ 19.19         $ 15.93         $ 13.46    $ 10.42         $ 11.98
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                               27.01%             20.47%          18.35%          29.17%    (13.02)%        (39.17)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $28,860            $22,488         $21,059         $20,153    $19,099         $28,260
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                             2.29%(c)           2.31%           2.52%           2.60%      2.51%           2.39%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             2.41%(c)           2.42%           2.53%           2.61%      2.51%           2.39%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (0.12)%(c)         (0.68)%         (1.31)%         (1.47)%    (1.70)%         (1.28)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                       32%                67%             68%             64%        73%             87%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $25,783,705.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

    On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

    On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP Defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) Plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) Plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP Defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP Defendants. The opinion also: (i) confirmed Plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that Plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an Order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP Defendants. On May 8, 2006, Plaintiff filed a Second Amended Class Action Complaint in order to comply with Judge Motz's Order. The remaining defendants are AVZ, Inc. (as Plan Sponsor) and AMVESCAP National Trust Company (as Plan Trustee and Asset Custodian), and the remaining claims are based on alleged breaches of Defendants' fiduciary duties caused by a failure to prudently and loyally manage Plan assets and failure to provide complete and accurate information to Plan Participants and Beneficiaries. Plaintiff removed certain Defendants and all claims against them, including AMVESCAP Retirement, Inc., IFG and AMVESCAP.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

    As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM GLOBAL AGGRESSIVE GROWTH FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                  J. Philip Ferguson                            1177 Avenue of the Americas
                                  Vice President                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

           DOMESTIC EQUITY                                 SECTOR EQUITY                          AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund           AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                              AIM Growth Allocation Fund(2)
AIM Capital Development Fund                 AIM Financial Services Fund                  AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                  AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                  AIM Moderately Conservative Allocation
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund               Fund
AIM Dynamics Fund                            AIM Leisure Fund
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)                               DIVERSIFIED PORTFOLIOS
AIM Mid Cap Basic Value Fund                 AIM Technology Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund                           AIM Income Allocation Fund
AIM Opportunities I Fund                                                                  AIM International Allocation Fund
AIM Opportunities II Fund
AIM Opportunities III Fund                                 FIXED INCOME
AIM S&P 500 Index Fund
AIM Select Equity Fund                       TAXABLE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund                    AIM Enhanced Short Bond Fund
AIM Structured Core Fund                     AIM Floating Rate Fund
AIM Structured Growth Fund                   AIM High Yield Fund
AIM Structured Value Fund                    AIM Income Fund
AIM Summit Fund                              AIM Intermediate Government Fund
AIM Trimark Endeavor Fund                    AIM International Bond Fund
AIM Trimark Small Companies Fund             AIM Limited Maturity Treasury Fund
                                             AIM Money Market Fund
*Domestic equity and income fund             AIM Short Term Bond Fund
                                             AIM Total Return Bond Fund
                                             Premier Portfolio
       INTERNATIONAL/GLOBAL EQUITY           Premier U.S.Government
                                             Money Portfolio
AIM Asia Pacific Growth Fund
AIM China Fund                               TAX-FREE
AIM Developing Markets Fund
AIM European Growth Fund                     AIM High Income Municipal Fund(1)
AIM European Small Company Fund(1)           AIM Municipal Bond Fund
AIM Global Aggressive Growth Fund            AIM Tax-Exempt Cash Fund
AIM Global Equity Fund                       AIM Tax-Free Intermediate Fund
AIM Global Growth Fund                       Premier Tax-Exempt Portfolio
AIM Global Value Fund
AIM Japan Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund(1)
AIM Trimark Fund


(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

(2) Effective April 29, 2005, AIM Aggressive Allocation
Fund was renamed AIM Growth Allocation Fund.

   If used after July 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $419 billion in assets under management. Data as of April 30, 2006.


================================================================================
CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
================================================================================

AIMinvestments.com                 GLA-SAR-1            A I M Distributors, Inc.

                                   [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
-------------------------------------------------------------------------------------
Mutual    Retirement    Annuities    College    Separately    Offshore    Cash            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds     Products                   Savings    Managed       Products    Management            --Registered Trademark--
                                     Plans      Accounts
-------------------------------------------------------------------------------------

                                                          AIM GLOBAL GROWTH FUND
                              Semiannual Report to Shareholders o April 30, 2006


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--

====================================================================================================================================
AIM GLOBAL GROWTH FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of April 30, 2006, and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          o The Fund is not managed to track the       The Fund provides a complete list of its
                                             performance of any particular index,         holdings four times in each fiscal year,
o Class B shares are not available as an     including the indexes defined here, and      at the quarter-ends. For the second and
investment for retirement plans              consequently, the performance of the         fourth quarters, the lists appear in the
maintained pursuant to Section 401 of        Fund may deviate significantly from the      Fund's semiannual and annual reports to
the Internal Revenue Code, including         performance of the indexes.                  shareholders. For the first and third
401(k) plans, money purchase pension                                                      quarters, the Fund files the lists with
plans and profit sharing plans. Plans        o A direct investment cannot be made in      the Securities and Exchange Commission
that had existing accounts invested in       an index. Unless otherwise indicated,        (SEC) on Form N-Q. The most recent list
Class B shares prior to September 30,        index results include reinvested             of portfolio holdings is available at
2003, will continue to be allowed to         dividends, and they do not reflect sales     AIMinvestments.com. From our home page,
make additional purchases.                   charges. Performance of an index of          click on Products & Performance, then
                                             funds reflects fund expenses;                Mutual Funds, then Fund Overview. Select
PRINCIPAL RISKS OF INVESTING IN THE FUND     performance of a market index does not.      your Fund from the drop-down menu and
                                                                                          click on Complete Quarterly Holdings.
o Foreign securities have additional         OTHER INFORMATION                            Shareholders can also look up the Fund's
risks, including exchange rate changes,                                                   Forms N-Q on the SEC Web site at
political and economic developments, the     o The returns shown in management's          sec.gov. Copies of the Fund's Forms N-Q
relative lack of information about these     discussion of Fund performance are based     may be reviewed and copied at the SEC
companies and the potential lack of          on net asset values calculated for           Public Reference Room at 450 Fifth
strict financial and accounting controls     shareholder transactions. Generally          Street, N.W., Washington, D.C.
and standards.                               accepted accounting principles require       20549-0102. You can obtain information
                                             adjustments to be made to the net assets     on the operation of the Public Reference
o Investing in emerging markets involves     of the Fund at period end for financial      Room, including information about
greater risk and potential reward than       reporting purposes, and as such, the net     duplicating fee charges, by calling
investing in more established markets.       asset values for shareholder                 202-942-8090 or 800-732-0330, or by
                                             transactions and the returns based on        electronic request at the following
ABOUT INDEXES USED IN THIS REPORT            those net asset values may differ from       e-mail address: publicinfo@sec.gov. The
                                             the net asset values and returns             SEC file numbers for the Fund are
o The unmanaged MSCI WORLD INDEX is a        reported in the Financial Highlights.        811-06463 and 033-44611.
group of global securities tracked by
Morgan Stanley Capital International.        o Industry classifications used in this      A description of the policies and
                                             report are generally according to the        procedures that the Fund uses to
o The unmanaged MSCI WORLD GROWTH INDEX      Global Industry Classification Standard,     determine how to vote proxies relating
is a subset of the MSCI World Index, a       which was developed by and is the            to portfolio securities is available
group of global securities tracked by        exclusive property and a service mark of     without charge, upon request, from our
Morgan Stanley Capital International;        Morgan Stanley Capital International         Client Services department at
the Growth subset measures performance       Inc. and Standard & Poor's.                  800-959-4246 or on the AIM Web site,
of companies with higher price/earnings                                                   AIMinvestments.com. On the home page,
ratios and higher forecasted growth                                                       scroll down and click on AIM Funds Proxy
values.                                                                                   Policy. The information is also
                                                                                          available on the SEC Web site, sec.gov.
o The unmanaged LIPPER GLOBAL LARGE-CAP
GROWTH FUND INDEX represents an average                                                   Information regarding how the Fund voted
of the performance of the 30 largest                                                      proxies related to its portfolio
global large-capitalization growth                                                        securities during the 12 months ended
equity funds tracked by Lipper Inc., an                                                   June 30, 2005, is available at our Web
independent mutual fund performance                                                       site. Go to AIMinvestments.com, access
monitor.                                                                                  the About Us tab, click on Required
                                                                                          Notices and then click on Proxy Voting
                                                                                          Activity. Next, select the Fund from the
                                                                                          drop-down menu. The information is also
                                                                                          available on the SEC Web site, sec.gov.

=============================================================================             ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES             Class A Shares                       AGGAX
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class B Shares                       AGGBX
=============================================================================             Class C Shares                       AGGCX
                                                                                          ==========================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

AIM GLOBAL GROWTH FUND

                   DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF FUNDS --Registered Trademark--:

                   We're pleased to provide you with this semiannual report, which includes a discussion of how your Fund was managed for the six months ended April 30, 2006, and what factors affected its performance. That discussion begins on page 3.

[GRAHAM                It's been said nothing is certain but death and taxes. We
 PHOTO] would venture to add that one other thing is certain: Markets change--and change often--in the short term. The period covered in this report is a perfect example. Domestic and global equity markets were generally strong throughout the period, but they became considerably more volatile and negative beginning in May, after the close of the reporting period. Inflation fears were the primary cause of this volatility and negativity:

ROBERT H. GRAHAM       o   Amid signs of rising inflation, the U.S. Federal
                           Reserve Board stated that additional interest rate hikes might be needed to address inflation risks.

                       o The dollar remained weak, making imports more expensive and thereby raising inflation.

                       o Oil prices remained at historically high levels, threatening to reduce consumer spending--and possibly slowing the U.S. economy.

[TAYLOR                While we can't do anything about the ambiguity and
 PHOTO]            uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market
                   conditions: Maintain a diversified portfolio. AIM Investments
                   --Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary tools to build a portfolio that's right for you regardless of market
                   conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a
PHILIP TAYLOR      variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We also believe in the value of a trusted financial
                   advisor; who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                   OUR COMMITMENT TO YOU

                   In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                   always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                   Sincerely,

                   /S/ ROBERT H. GRAHAM                    /S/ PHILIP TAYLOR

                   Robert H. Graham                        Philip Taylor
                   President & Vice Chair -- AIM Funds     CEO, AIM Investments
                   Chair, AIM Investments

                   June 19, 2006

                   AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM GLOBAL GROWTH FUND

                   DEAR FELLOW AIM FUND SHAREHOLDERS:

                   Having completed a year of transition and change at AIM
                   Funds--as well as my first full year as your board's
                   independent chair--I can assure you that shareholder
[CROCKETT          interests are at the forefront of every decision your board
  PHOTO]           makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. Our new structure has enabled the board to work more effectively with management to achieve benefits for the shareholders, as shown in the highlights of 2005 listed below:

                       o    During 2005, management proposed, and your board
BRUCE L. CROCKETT           approved, voluntary advisory fee reductions, which
                            are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                       o Also during 2005, management proposed to your board the merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

                       o Your board, through its Investments Committee and Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

                       In 2006, your board will continue to focus on fund
                   expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                       The AIM Funds board is pleased to welcome our newest
                   independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward K. Dunn, Jr., who retired in 2006.

                       Your board welcomes your views. Please mail them to me at
                   AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                   Sincerely,

                   /s/ BRUCE L. CROCKETT

                   Bruce L. Crockett
                   Independent Chair
                   AIM Funds Board

                   June 19, 2006

AIM GLOBAL GROWTH FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

=====================================================================================     the strengths of individual companies
                                                                                          rather than sectors, countries or
PERFORMANCE SUMMARY                          ========================================     regional trends.
                                             FUND VS. INDEXES
Non-U.S. equity markets rallied strongly                                                     We believe disciplined sell decisions
over the six-month period, fueled by         Cumulative total returns,                    are key to successful investing. We
improving economic growth prospects in       10/31/05--4/30/06, excluding applicable      consider selling a stock for one of the
Europe and Asia. Continuing a trend of       sales charges. If sales charges were         following reasons:
out-performance in recent years,             included, returns would be lower.
non-U.S. equities comfortably exceeded                                                    o A company's fundamentals deteriorate,
U.S. stocks.                                 Class A Shares                    18.43%     or it posts disappointing earnings

   We are pleased to provide                 Class B Shares                    18.02      o A stock's price seems overvalued
shareholders with double-digit Fund
performance at net asset value. As the       Class C Shares                    18.01      o A more attractive opportunity becomes
chart in the table to the right                                                           available
illustrates, your Fund outperformed both     MSCI World Index
its broad market and style-specific          (Broad Market Index)              16.01      MARKET CONDITIONS AND YOUR FUND
benchmarks, excluding sales charges. We
attribute this comparative success to        MSCI World Growth Index                      Despite widespread concern about
strong stock selection, our large            (Style-specific Index)            14.54      historically high energy prices and the
weighting in outperforming European                                                       potential impact of rising short-term
markets relative to the style-specific       Lipper Global Large-Cap Growth               interest rates in some countries, the
index and our underweight exposure to        Fund Index (Peer Group Index)     17.13      majority of world markets rose during
U.S. securities.                                                                          the period, and foreign markets
                                             SOURCE: LIPPER INC.                          continued to outperform U.S. markets. In
                                             ========================================     Europe, markets continued to rally over
                                                                                          the reporting period, as positive
                                                Your Fund's long-term performance         economic data and both rumored and
                                             appears on page 5.                           actual takeover activity continued to
                                                                                          bolster investor confidence.
=====================================================================================     Additionally, the euro surged against
                                                                                          the U.S. dollar amid a barrage of
HOW WE INVEST                                primarily on identifying quality             negative developments for the U.S.
                                             companies that have experienced, or          currency.
We believe that earnings drive stock         exhibit the potential for, accelerating
prices and that companies generating         or above-average earnings growth but            Following a strong year in 2005,
substantial, repeatable, above-average       whose prices do not fully reflect these      Japanese equities continued to climb
earnings growth may provide long-term        attributes.                                  during the period as well. Bank lending
growth of capital.                                                                        activity has increased for the first
                                                Although portfolio management team        time in years, a tangible sign of a
   When selecting stocks for your Fund,      members specialize in specific               return to economic health.
we employ a disciplined investment           geographic regions, we select
strategy that emphasizes fundamental         investments for the Fund by using a             In the U.S., strong economic growth,
research, supported by both quantitative     bottom-up investment approach, which         favorable corporate earnings results and
analysis and portfolio construction          means that we construct the Fund             continued subdued inflation supported
techniques. The strategy focuses             primarily on a stock-by-stock basis. We      equities, despite high energy
                                             focus on                                     prices--oil rose above $75 per barrel
                                                                                          during the period--and the U.S. Federal
                                                                                          Reserve's ongoing tightening.

                                                                                                                       (continued)

==================================================================================================================================

PORTFOLIO COMPOSITION                        TOP 5 COUNTRIES*                             TOP 10 EQUITY HOLDINGS*

By sector                                    1.United States                    26.3%      1. Vinci S.A. (France)             2.1%

Financials                         21.4%     2.France                           13.0       2. Syngenta A.G. (Switzerland)     2.0

Information Technology             15.1      3.Switzerland                       9.0       3. BNP Paribas S.A. (France)       2.0

Consumer Discretionary             11.9      4.Japan                             8.0       4. UBS A.G. (Switzerland)          1.9

Health Care                        11.8      5.United Kingdom                    6.5       5. Total S.A. (France)             1.8

Consumer Staples                   11.5      TOTAL NET ASSETS         $447.8 MILLION       6. Imperial Tobacco Group PLC
                                                                                              (United Kingdom)                1.8
Industrials                         9.7      TOTAL NUMBER OF HOLDINGS*           109
                                                                                           7. Eni S.p.A. (Italy)              1.8
Energy                              8.1
                                                                                           8. Anglo Irish Bank Corp. PLC
Materials                           7.1                                                       (Ireland)                       1.7

Telecommunication Services          1.0                                                    9. Roche Holding A.G.
                                                                                              (Switzerland)                   1.6
Utilities                           0.6
                                                                                          10. Goldman Sachs Group,
Money Market Funds Plus                                                                       Inc. (The)                      1.6
Other Assets Less Liabilities       1.8

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.
*Excluding money market fund holdings.
==================================================================================================================================

AIM GLOBAL GROWTH FUND


   It was another stellar period for            The Fund benefited from rising energy           See important Fund and index
developing market stocks, with most          prices--SUNCOR of Canada, one of the          disclosures on the inside front cover.
emerging countries outperforming             Fund's largest energy holdings, was up
developed countries. Positive returns        over 60% for the reporting period.                          KIRK L. ANDERSON,
were especially pronounced in eastern        Nevertheless, the Fund underperformed                       portfolio manager, is
Europe, with Russia rising sharply as a      its style-specific index in the energy       [ANDERSON      lead manager of AIM
result of the strong energy-price            sector largely because concerns about         PHOTO]        Global Growth Fund with
climate. Latin America, supported by         valuation and earnings dissuaded us from                    respect to the domestic
further outperformance in Brazil, was        purchasing a top-performing French oil       portion of the Fund's portfolio. He
another leading developing market region     services company held by the index.          joined AIM in 1994. Mr. Anderson earned
during the reporting period.                 Lagging stock selection and an               a B.A. in political science from Texas
                                             underweight exposure to the health care      A&M University. He also earned an M.S.
   Fund performance was broadly based,       sector was a detractor as well. The          in finance from the University of
with the Fund outperforming its              Fund's underperformance in this sector       Houston.
style-specific index across all regions.     was primarily due to two holdings: ALCON
A significant contributor to                 and JOHNSON & JOHNSON. We sold Johnson &                    MATTHEW W. DENNIS,
outperformance was strong stock              Johnson during the reporting period.         [DENNIS        Chartered Financial
selection in Europe. Noteworthy              Investors appeared to rotate out of last      PHOTO]        Analyst, portfolio
contributors included UBS (Switzerland),     year's strong performers in U.S. health                     manager, is lead manager
SYNGENTA (Switzerland), VINCI (France)       care to invest in other opportunities,                      of AIM Global Growth Fund
and MAN (Germany). Syngenta, the world's     particularly information technology          with respect to the Fund's investments
second-largest maker of agricultural         stocks.                                      in Europe and Canada. He has been in the
chemicals, performed well due to                                                          investment business since 1994. Mr.
continued strong earnings growth and         IN CLOSING                                   Dennis earned a B.A. in economics from
attractive valuation. Strong growth from                                                  The University of Texas at Austin. He
its agrichemical products portfolio,         The performance of international markets     also earned an M.S. in finance from
supported by new product launches and        over the last several years underscores      Texas A&M University.
cost cutting, made us optimistic about       the investment opportunities beyond U.S.
the stock.                                   borders. We believe our bottom-up                           BARRETT K. SIDES, senior
                                             investment process allows us to build a      [SIDES         portfolio manager, is
   Our underweight exposure to U.S.          diversified portfolio of world-class          PHOTO]        lead manager of AIM
stocks and overweight exposure to            companies from around the globe.                            Global Growth Fund with
European stocks relative to the                                                                          respect to the Fund's
style-specific index helped as well. Our        As previously noted, international        investments in Asia Pacific and Latin
rationale for this regional allocation       markets have experienced strong              America. He joined AIM in 1990. Mr.
was based on results of our bottom-up        double-digit returns over the past few       Sides graduated with a B.S. in economics
fundamental research that had led us to      years. It would be imprudent for us to       from Bucknell University. He also earned
more attractive valuation and growth         suggest that such a level of performance     a master's in international business
opportunities in Europe. Although we         is sustainable over the long term.           from the University of St. Thomas.
produced positive returns in Japan and       However, we remain committed to our
the U.K., our underweight exposure to        disciplined strategy of selecting                           CLAS G. OLSSON, senior
these two strong markets relative to the     holdings based on the strengths of the       [OLSSON        portfolio manager and
style-specific index detracted from          individual company and holding our            PHOTO]        head of AIM's
overall performance.                         course through the market's                                 International Investment
                                             fluctuations.                                               Management Unit, is
   Foreign exchange was another                                                           manager of AIM Global Growth Fund. Mr.
contributor, with our exposure to the           We are pleased to once again provide      Olsson joined AIM in 1994. Mr. Olsson
appreciating euro adding greatest value      shareholders with positive returns for       became a commissioned naval officer at
to overall return. Because we do not         the reporting period and thank you for       the Royal Swedish Naval Academy in 1988.
typically hedge currencies--we buy           your continued participation in AIM          He earned a B.B.A. from The University
stocks in their local currency and then      Global Growth Fund.                          of Texas at Austin.
translate that value back into
dollars--foreign currency appreciation       The views and opinions expressed in          Assisted by Asia Pacific/Latin America
provided a boost to Fund performance.        management's discussion of Fund              Team, Europe/Canada Team and
                                             performance are those of A I M Advisors,     Large/Multi-Cap Growth Team
   From a sector perspective, strong         Inc. These views and opinions are
stock selection in the consumer staples      subject to change at any time based on
and consumer discretionary sectors,          factors such as market and economic
combined with an overweight exposure to      conditions. These views and opinions may
the financials sector relative to the        not be relied upon as investment advice
style-specific index, helped the Fund        or recommendations, or as an offer for a
outperform. Top-10 holding UBS, the          particular security. The information is
leading franchiser of global wealth and      not a complete analysis of every aspect
asset management, benefited from an          of any market, country, industry,
increasing worldwide trend toward            security or the Fund. Statements of fact
saving. Strong asset growth, improved        are from sources considered reliable,
return on equity and relatively low          but A I M Advisors, Inc. makes no
valuation led us to maintain our             representation or warranty as to their                 [RIGHT ARROW GRAPHIC]
position in the stock.                       completeness or accuracy. Although
                                             historical performance is no guarantee       FOR A PRESENTATION OF YOUR FUND'S
                                             of future results, these insights may        LONG-TERM PERFORMANCE, PLEASE SEE
                                             help you understand our investment           PAGE 5.
                                             management philosophy.

AIM GLOBAL GROWTH FUND


YOUR FUND'S LONG-TERM PERFORMANCE


========================================     ========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/06, including applicable          As of 3/31/06, most recent calendar
sales charges                                quarter-end, including applicable sales
                                             charges
CLASS A SHARES
Inception (9/15/94)                7.86%     CLASS A SHARES
  10 Years                         5.65      Inception (9/15/94)                7.67%
   5 Years                         3.81        10 Years                         5.73
   1 Year                         21.43         5 Years                         4.77
                                                1 Year                         14.70
CLASS B SHARES
Inception (9/15/94)                7.98%     CLASS B SHARES
  10 Years                         5.79      Inception (9/15/94)                7.80%
   5 Years                         4.07        10 Years                         5.88
   1 Year                         22.59         5 Years                         5.05
                                                1 Year                         15.44
CLASS C SHARES
Inception (8/4/97)                 3.52%     CLASS C SHARES
   5 Years                         4.40      Inception (8/4/97)                 3.25%
   1 Year                         26.57         5 Years                         5.39
                                                1 Year                         19.43
========================================     ========================================

THE PERFORMANCE DATA QUOTED REPRESENT        SHARES. INVESTMENT RETURN AND PRINCIPAL      YEAR. THE CDSC ON CLASS C SHARES IS
PAST PERFORMANCE AND CANNOT GUARANTEE        VALUE WILL FLUCTUATE SO THAT YOU MAY         1% FOR THE FIRST YEAR AFTER PURCHASE.
COMPARABLE FUTURE RESULTS; CURRENT           HAVE A GAIN OR LOSS WHEN YOU SELL
PERFORMANCE MAY BE LOWER OR HIGHER.          SHARES.                                           THE PERFORMANCE OF THE FUND'S SHARE
PLEASE VISIT AIMINVESTMENTS.COM FOR THE                                                   CLASSES WILL DIFFER DUE TO DIFFERENT
MOST RECENT MONTH-END PERFORMANCE.                CLASS A SHARE PERFORMANCE REFLECTS      SALES CHARGE STRUCTURES AND CLASS
PERFORMANCE FIGURES REFLECT REINVESTED       THE MAXIMUM 5.50% SALES CHARGE, AND          EXPENSES.
DISTRIBUTIONS, CHANGES IN NET ASSET          CLASS B AND CLASS C SHARE PERFORMANCE
VALUE AND THE EFFECT OF THE MAXIMUM          REFLECTS THE APPLICABLE CONTINGENT                A REDEMPTION FEE OF 2% WILL BE
SALES CHARGE UNLESS OTHERWISE STATED.        DEFERRED SALES CHARGE (CDSC) FOR THE         IMPOSED ON CERTAIN REDEMPTIONS OR
PERFORMANCE FIGURES DO NOT REFLECT           PERIOD INVOLVED. THE CDSC ON CLASS B         EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
DEDUCTION OF TAXES A SHAREHOLDER WOULD       SHARES DECLINES FROM 5% BEGINNING AT THE     OF PURCHASE. EXCEPTIONS TO THE
PAY ON FUND DISTRIBUTIONS OR SALE OF         TIME OF PURCHASE TO 0% AT THE BEGINNING      REDEMPTION FEE ARE LISTED IN THE FUND'S
FUND                                         OF THE SEVENTH                               PROSPECTUS.

AIM GLOBAL GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      mate the expenses that you paid over the          The hypothetical account values and
                                             period. Simply divide your account value     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 (for example, an $8,600            actual ending account balance or
two types of costs: (1) transaction          account value divided by $1,000 = 8.6),      expenses you paid for the period. You
costs, which may include sales charges       then multiply the result by the number       may use this information to compare the
(loads) on purchase payments; contingent     in the table under the heading entitled      ongoing costs of investing in the Fund
deferred sales charges on redemptions;       "Actual Expenses Paid During Period" to      and other funds. To do so, compare this
and redemption fees, if any; and (2)         estimate the expenses you paid on your       5% hypothetical example with the 5%
ongoing costs, including management          account during this period.                  hypothetical examples that appear in the
fees; distribution and/or service fees                                                    shareholder reports of the other funds.
(12b-1); and other Fund expenses. This       HYPOTHETICAL EXAMPLE FOR
example is intended to help you              COMPARISON PURPOSES                               Please note that the expenses shown
understand your ongoing costs (in                                                         in the table are meant to highlight your
dollars) of investing in the Fund and to     The table below also provides                ongoing costs only and do not reflect
compare these costs with ongoing costs       information about hypothetical account       any transactional costs, such as sales
of investing in other mutual funds. The      values and hypothetical expenses based       charges (loads) on purchase payments,
example is based on an investment of         on the Fund's actual expense ratio and       contingent deferred sales charges on
$1,000 invested at the beginning of the      an assumed rate of return of 5% per year     redemptions, and redemption fees, if
period and held for the entire period        before expenses, which is not the Fund's     any. Therefore, the hypothetical
November 1, 2005, through April 30,          actual return. The Fund's actual             information is useful in comparing
2006.                                        cumulative total returns at net asset        ongoing costs only, and will not help
                                             value after expenses for the six months      you determine the relative total costs
ACTUAL EXPENSES                              ended April 30, 2006, appear in the          of owning different funds. In addition,
                                             table "Fund vs. Indexes" on page 3.          if these transactional costs were
The table below provides information                                                      included, your costs would have been
about actual account values and actual                                                    higher.
expenses. You may use the information in
this table, together with the amount you
invested, to esti-

====================================================================================================================================
                                                  ACTUAL                           HYPOTHETICAL
                                                                       (5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING             ENDING                 EXPENSES        ENDING             EXPENSES          ANNUALIZED
SHARE         ACCOUNT VALUE        ACCOUNT VALUE           PAID DURING    ACCOUNT VALUE       PAID DURING          EXPENSE
CLASS           (11/1/05)          (4/30/06)(1)             PERIOD(2)       (4/30/06)           PERIOD(2)           RATIO
  A             $1,000.00            $1,184.30                $8.88         $1,016.66             $8.20             1.64%
  B              1,000.00             1,180.20                12.92          1,012.94             11.93             2.39
  C              1,000.00             1,180.10                12.92          1,012.94             11.93             2.39

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005, through April
30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
====================================================================================================================================

                                                                                          [ARROW       For More Information Visit
                                                                                          BUTTON            AIMinvestments.com
                                                                                          IMAGE]

AIM GLOBAL GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM                 o The quality of services to be provided     o Fees relative to those of comparable
International Mutual Funds (the "Board")     by AIM. The Board reviewed the               funds with other advisors. The Board
oversees the management of AIM Global        credentials and experience of the            reviewed the advisory fee rate for the
Growth Fund (the "Fund") and, as             officers and employees of AIM who will       Fund under the Advisory Agreement. The
required by law, determines annually         provide investment advisory services to      Board compared effective contractual
whether to approve the continuance of        the Fund. In reviewing the                   advisory fee rates at a common asset
the Fund's advisory agreement with A I M     qualifications of AIM to provide             level and noted that the Fund's rate was
Advisors, Inc. ("AIM"). Based upon the       investment advisory services, the Board      below the median rate of the funds
recommendation of the Investments            reviewed the qualifications of AIM's         advised by other advisors with
Committee of the Board at a meeting held     investment personnel and considered such     investment strategies comparable to
on June 30, 2005, the Board, including       issues as AIM's portfolio and product        those of the Fund that the Board
all of the independent trustees,             review process, various back office          reviewed. The Board noted that AIM has
approved the continuance of the advisory     support functions provided by AIM and        agreed to waive advisory fees of the
agreement (the "Advisory Agreement")         AIM's equity and fixed income trading        Fund, as discussed below. Based on this
between the Fund and AIM for another         operations. Based on the review of these     review, the Board concluded that the
year, effective July 1, 2005.                and other factors, the Board concluded       advisory fee rate for the Fund under the
                                             that the quality of services to be           Advisory Agreement was fair and
   The Board considered the factors          provided by AIM was appropriate and that     reasonable.
discussed below in evaluating the            AIM currently is providing satisfactory
fairness and reasonableness of the           services in accordance with the terms of     o Expense limitations and fee waivers.
Advisory Agreement at the meeting on         the Advisory Agreement.                      The Board noted that AIM has
June 30, 2005 and as part of the Board's                                                  contractually agreed to waive advisory
ongoing oversight of the Fund. In their      o The performance of the Fund relative       fees of the Fund through December 31,
deliberations, the Board and the             to comparable funds. The Board reviewed      2009 to the extent necessary so that the
independent trustees did not identify        the performance of the Fund during the       advisory fees payable by the Fund do not
any particular factor that was               past one, three and five calendar years      exceed a specified maximum advisory fee
controlling, and each trustee attributed     against the performance of funds advised     rate, which maximum rate includes
different weights to the various             by other advisors with investment            breakpoints and is based on net asset
factors.                                     strategies comparable to those of the        levels. The Board considered the
                                             Fund. The Board noted that the Fund's        contractual nature of this fee waiver
   One of the responsibilities of the        performance for the one and three year       and noted that it remains in effect
Senior Officer of the Fund, who is           periods was above the median performance     until December 31, 2009. The Board
independent of AIM and AIM's affiliates,     of such comparable funds and below such      considered the effect this fee waiver
is to manage the process by which the        median performance for the five year         would have on the Fund's estimated
Fund's proposed management fees are          period. Based on this review, the Board      expenses and concluded that the levels
negotiated to ensure that they are           concluded that no changes should be made     of fee waivers/expense limitations for
negotiated in a manner which is at arm's     to the Fund and that it was not              the Fund were fair and reasonable.
length and reasonable. To that end, the      necessary to change the Fund's portfolio
Senior Officer must either supervise a       management team at this time.                o Breakpoints and economies of scale.
competitive bidding process or prepare                                                    The Board reviewed the structure of the
an independent written evaluation. The       o The performance of the Fund relative       Fund's advisory fee under the Advisory
Senior Officer has recommended an            to indices. The Board reviewed the           Agreement, noting that it includes one
independent written evaluation in lieu       performance of the Fund during the past      breakpoint. The Board reviewed the level
of a competitive bidding process and,        one, three and five calendar years           of the Fund's advisory fees, and noted
upon the direction of the Board, has         against the performance of the Lipper        that such fees, as a percentage of the
prepared such an independent written         Global Large-Cap Growth Index. The           Fund's net assets, would decrease as net
evaluation. Such written evaluation also     Board noted that the Fund's performance      assets increase because the Advisory
considered certain of the factors            for the one and three year periods was       Agreement includes a breakpoint. The
discussed below. In addition, as             above the performance of such Index and      Board noted that, due to the Fund's
discussed below, the Senior Officer made     below such Index for the five year           current asset levels and the way in
certain recommendations to the Board in      period. Based on this review, the Board      which the advisory fee breakpoints have
connection with such written evaluation.     concluded that no changes should be made     been structured, the Fund has yet to
                                             to the Fund and that it was not              benefit from the breakpoint. The Board
   The discussion below serves as a          necessary to change the Fund's portfolio     noted that AIM has contractually agreed
summary of the Senior Officer's              management team at this time.                to waive advisory fees of the Fund
independent written evaluation and                                                        through December 31, 2009 to the extent
recommendations to the Board in              o Meeting with the Fund's portfolio          necessary so that the advisory fees
connection therewith, as well as a           managers and investment personnel. With      payable by the Fund do not exceed a
discussion of the material factors and       respect to the Fund, the Board is            specified maximum advisory fee rate,
the conclusions with respect thereto         meeting periodically with such Fund's        which maximum rate includes breakpoints
that formed the basis for the Board's        portfolio managers and/or other              and is based on net asset levels. The
approval of the Advisory Agreement.          investment personnel and believes that       Board concluded that the Fund's fee
After consideration of all of the            such individuals are competent and able      levels under the Advisory Agreement
factors below and based on its informed      to continue to carry out their               therefore would reflect economies of
business judgment, the Board determined      responsibilities under the Advisory          scale at higher asset levels and that it
that the Advisory Agreement is in the        Agreement.                                   was not necessary to change the advisory
best interests of the Fund and its                                                        fee break-points in the Fund's advisory
shareholders and that the compensation       o Overall performance of AIM. The Board      fee schedule.
to AIM under the Advisory Agreement is       considered the overall performance of
fair and reasonable and would have been      AIM in providing investment advisory and     o Investments in affiliated money market
obtained through arm's length                portfolio administrative services to the     funds. The Board also took into account
negotiations.                                Fund and concluded that such performance     the fact that uninvested cash and cash
                                             was satisfactory.                            collateral from securities lending
o The nature and extent of the advisory                                                   arrangements (collectively, "cash
services to be provided by AIM. The          o Fees relative to those of clients of       balances") of the Fund may be invested
Board reviewed the services to be            AIM with comparable investment               in money market funds advised by AIM
provided by AIM under the Advisory           strategies. The Board noted that AIM         pursuant to the terms of an SEC
Agreement. Based on such review, the         does not serve as an advisor to other        exemptive order. The Board found that
Board concluded that the range of            mutual funds or other clients with           the Fund may realize certain benefits
services to be provided by AIM under the     investment strategies comparable to          upon investing cash balances in AIM
Advisory Agreement was appropriate and       those of the Fund.                           advised money market funds, including a
that AIM currently is providing services                                                  higher net
in accordance with the terms of the
Advisory Agreement.                                                                                                    (continued)


AIM GLOBAL GROWTH FUND

return, increased liquidity, increased       o AIM's financial soundness in light of
diversification or decreased transaction     the Fund's needs. The Board considered
costs. The Board also found that the         whether AIM is financially sound and has
Fund will not receive reduced services       the resources necessary to perform its
if it invests its cash balances in such      obligations under the Advisory
money market funds. The Board noted          Agreement, and concluded that AIM has
that, to the extent the Fund invests in      the financial resources necessary to
affiliated money market funds, AIM has       fulfill its obligations under the
voluntarily agreed to waive a portion of     Advisory Agreement.
the advisory fees it receives from the
Fund attributable to such investment.        o Historical relationship between the
The Board further determined that the        Fund and AIM. In determining whether to
proposed securities lending program and      continue the Advisory Agreement for the
related procedures with respect to the       Fund, the Board also considered the
lending Fund is in the best interests of     prior relationship between AIM and the
the lending Fund and its respective          Fund, as well as the Board's knowledge
shareholders. The Board therefore            of AIM's operations, and concluded that
concluded that the investment of cash        it was beneficial to maintain the
collateral received in connection with       current relationship, in part, because
the securities lending program in the        of such knowledge. The Board also
money market funds according to the          reviewed the general nature of the
procedures is in the best interests of       non-investment advisory services
the lending Fund and its respective          currently performed by AIM and its
shareholders.                                affiliates, such as administrative,
                                             transfer agency and distribution
o Independent written evaluation and         services, and the fees received by AIM
recommendations of the Fund's Senior         and its affiliates for performing such
Officer. The Board noted that, upon          services. In addition to reviewing such
their direction, the Senior Officer of       services, the trustees also considered
the Fund, who is independent of AIM and      the organizational structure employed by
AIM's affiliates, had prepared an            AIM and its affiliates to provide those
independent written evaluation in order      services. Based on the review of these
to assist the Board in determining the       and other factors, the Board concluded
reasonableness of the proposed               that AIM and its affiliates were
management fees of the AIM Funds,            qualified to continue to provide
including the Fund. The Board noted that     non-investment advisory services to the
the Senior Officer's written evaluation      Fund, including administrative, transfer
had been relied upon by the Board in         agency and distribution services, and
this regard in lieu of a competitive         that AIM and its affiliates currently
bidding process. In determining whether      are providing satisfactory
to continue the Advisory Agreement for       non-investment advisory services.
the Fund, the Board considered the
Senior Officer's written evaluation and      o Other factors and current trends. In
the recommendation made by the Senior        determining whether to continue the
Officer to the Board that the Board          Advisory Agreement for the Fund, the
consider implementing a process to           Board considered the fact that AIM,
assist them in more closely monitoring       along with others in the mutual fund
the performance of the AIM Funds. The        industry, is subject to regulatory
Board concluded that it would be             inquiries and litigation related to a
advisable to implement such a process as     wide range of issues. The Board also
soon as reasonably practicable.              considered the governance and compliance
                                             reforms being undertaken by AIM and its
o Profitability of AIM and its               affiliates, including maintaining an
affiliates. The Board reviewed               internal controls committee and
information concerning the profitability     retaining an independent compliance
of AIM's (and its affiliates')               consultant, and the fact that AIM has
investment advisory and other activities     undertaken to cause the Fund to operate
and its financial condition. The Board       in accordance with certain governance
considered the overall profitability of      policies and practices. The Board
AIM, as well as the profitability of AIM     concluded that these actions indicated a
in connection with managing the Fund.        good faith effort on the part of AIM to
The Board noted that AIM's operations        adhere to the highest ethical standards,
remain profitable, although increased        and determined that the current
expenses in recent years have reduced        regulatory and litigation environment to
AIM's profitability. Based on the review     which AIM is subject should not prevent
of the profitability of AIM's and its        the Board from continuing the Advisory
affiliates' investment advisory and          Agreement for the Fund.
other activities and its financial
condition, the Board concluded that the
compensation to be paid by the Fund to
AIM under its Advisory Agreement was not
excessive.

o Benefits of soft dollars to AIM. The
Board considered the benefits realized
by AIM as a result of brokerage
transactions executed through "soft
dollar" arrangements. Under these
arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

SCHEDULE OF INVESTMENTS

April 30, 2006
(Unaudited)

                                                 SHARES         VALUE
-------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-68.69%

AUSTRALIA-1.92%

BHP Billiton Ltd. (Diversified Metals &
  Mining)                                          228,130   $  5,077,659
-------------------------------------------------------------------------
QBE Insurance Group Ltd. (Property & Casualty
  Insurance)                                       207,382      3,525,695
=========================================================================
                                                                8,603,354
=========================================================================

AUSTRIA-0.71%

OMV A.G. (Integrated Oil & Gas)(a)                  45,600      3,166,151
=========================================================================

BELGIUM-2.67%

InBev N.V. (Brewers)(b)                            133,002      6,708,989
-------------------------------------------------------------------------
KBC Groep N.V. (Diversified Banks)(a)(b)            45,264      5,251,074
=========================================================================
                                                               11,960,063
=========================================================================

CANADA-2.58%

Manulife Financial Corp. (Life & Health
  Insurance)(b)                                     91,400      5,967,979
-------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)          65,400      5,600,533
=========================================================================
                                                               11,568,512
=========================================================================

FRANCE-13.01%

AXA (Multi-Line Insurance)(a)(b)(c)                105,404      3,852,724
-------------------------------------------------------------------------
BNP Paribas S.A. (Diversified Banks)(a)(b)          94,374      8,917,951
-------------------------------------------------------------------------
BNP Paribas S.A. (Diversified Banks)(c)              9,643        880,251
-------------------------------------------------------------------------
Bouygues S.A. (Wireless Telecommunication
  Services)(a)(b)                                   28,134      1,534,405
-------------------------------------------------------------------------
Capgemini S.A. (IT Consulting & Other
  Services)(a)(b)(c)                                60,972      3,254,027
-------------------------------------------------------------------------
Pernod Ricard S.A. (Distillers & Vintners)(b)       20,914      4,055,712
-------------------------------------------------------------------------
Sanofi-Aventis (Pharmaceuticals)(a)(b)              48,738      4,595,442
-------------------------------------------------------------------------
Societe Generale (Diversified Banks)(a)(b)          43,032      6,574,387
-------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)(a)(b)             29,810      8,239,973
-------------------------------------------------------------------------
Veolia Environnement (Multi-Utilities)(a)(b)        45,411      2,718,234
-------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)(b)          96,654      9,603,433
-------------------------------------------------------------------------
Vivendi Universal S.A. (Movies &
  Entertainment)(a)(b)                             109,808      4,013,126
=========================================================================
                                                               58,239,665
=========================================================================

GERMANY-3.82%

Adidas-Salomon A.G. (Apparel, Accessories &
  Luxury Goods)(a)(b)                               16,478      3,478,539
-------------------------------------------------------------------------
Commerzbank A.G. (Diversified Banks)(a)(b)(c)       80,643      3,342,274
-------------------------------------------------------------------------
MAN A.G. (Industrial Machinery)(a)                  72,422      5,486,920
-------------------------------------------------------------------------
Merck KGaA (Pharmaceuticals)(a)                     45,451      4,815,719
=========================================================================
                                                               17,123,452
=========================================================================

                                                 SHARES         VALUE
-------------------------------------------------------------------------

GREECE-1.44%

OPAP S.A. (Casinos & Gaming)(a)                    174,890   $  6,452,402
=========================================================================

HONG KONG-0.72%

Cheung Kong (Holdings) Ltd. (Real Estate
  Management & Development)                        287,000      3,233,391
=========================================================================

HUNGARY-0.77%

OTP Bank Rt. (Diversified Banks)                    89,353      3,464,870
=========================================================================

INDIA-1.10%

Infosys Technologies Ltd.-ADR (IT Consulting
  & Other Services)(b)                              62,537      4,918,535
=========================================================================

IRELAND-2.77%

Anglo Irish Bank Corp. PLC (Diversified
  Banks)(a)                                        473,887      7,802,208
-------------------------------------------------------------------------
CRH PLC (Construction Materials)(a)                125,402      4,612,201
=========================================================================
                                                               12,414,409
=========================================================================

ISRAEL-0.78%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                                 85,987      3,482,473
=========================================================================

ITALY-1.80%

Eni S.p.A. (Integrated Oil & Gas)(a)(b)            263,949      8,046,893
=========================================================================

JAPAN-8.05%

Canon Inc. (Office Electronics)(a)                  47,800      3,651,628
-------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment
  Manufacturers)                                   138,900      5,623,334
-------------------------------------------------------------------------
Keyence Corp. (Electronic Equipment
  Manufacturers)(b)                                 23,000      6,035,303
-------------------------------------------------------------------------
Mizuho Financial Group, Inc. (Diversified
  Banks) (Acquired 10/24/05; Cost
  $1,965,554)(a)(d)                                    327      2,783,225
-------------------------------------------------------------------------
Mizuho Financial Group, Inc. (Diversified
  Banks)(a)                                             58        493,661
-------------------------------------------------------------------------
Nitto Denko Corp. (Specialty Chemicals)(a)(b)       57,700      4,830,274
-------------------------------------------------------------------------
ORIX Corp. (Consumer Finance)(a)                    11,250      3,404,161
-------------------------------------------------------------------------
SMC Corp. (Industrial Machinery)                    20,600      3,129,709
-------------------------------------------------------------------------
Toyota Motor Corp. (Automobile
  Manufacturers)(a)                                 74,400      4,356,345
-------------------------------------------------------------------------
Yamada Denki Co., Ltd. (Computer &
  Electronics Retail)                               16,100      1,754,641
=========================================================================
                                                               36,062,281
=========================================================================

MEXICO-1.68%

Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)(c)                                           105,306      2,232,487
-------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
  (Hypermarkets & Super Centers)                 1,849,500      5,273,183
=========================================================================
                                                                7,505,670
=========================================================================

                                                 SHARES         VALUE
-------------------------------------------------------------------------

NETHERLANDS-1.48%

ING Groep N.V. (Other Diversified Financial
  Services)(a)(b)                                   83,188   $  3,386,280
-------------------------------------------------------------------------
Koninklijke DSM N.V. (Specialty Chemicals)(a)       71,120      3,242,769
=========================================================================
                                                                6,629,049
=========================================================================

RUSSIA-0.76%

LUKOIL-ADR (Integrated Oil & Gas)(a)(b)             37,581      3,399,081
=========================================================================

SOUTH AFRICA-0.65%

Telkom South Africa Ltd. (Integrated
  Telecommunication Services)                      121,700      2,898,872
=========================================================================

SOUTH KOREA-2.05%

Hyundai Motor Co. (Automobile
  Manufacturers)(a)                                 30,890      2,714,610
-------------------------------------------------------------------------
LG.Philips LCD Co., Ltd.-ADR (Electronic
  Equipment Manufacturers)(b)(c)                    85,145      1,792,302
-------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronic
  Equipment Manufacturers)(a)                        6,850      4,686,125
=========================================================================
                                                                9,193,037
=========================================================================

SPAIN-2.95%

ACS, Actividades de Construccion y Servicios,
  S.A. (Construction & Engineering)(a)             105,012      4,359,101
-------------------------------------------------------------------------
Banco Santander Central Hispano S.A.
  (Diversified Banks)(a)                           277,651      4,282,558
-------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel
  Retail)                                          111,765      4,547,699
=========================================================================
                                                               13,189,358
=========================================================================

SWEDEN-0.98%

Atlas Copco A.B.-Class A (Industrial
  Machinery)(a)(b)                                 148,300      4,381,123
=========================================================================

SWITZERLAND-8.97%

Compagnie Financiere Richemont A.G.-Class A
  (Apparel, Accessories & Luxury Goods)(a)(b)      128,794      6,669,961
-------------------------------------------------------------------------
Credit Suisse Group (Diversified Capital
  Markets)(a)(b)                                    57,840      3,632,865
-------------------------------------------------------------------------
Nestle S.A. (Packaged Foods & Meats)(a)(b)          17,140      5,225,974
-------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(a)             46,573      7,160,183
-------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural
  Chemicals)(c)                                     64,798      9,038,908
-------------------------------------------------------------------------
UBS A.G. (Diversified Capital Markets)(a)           71,277      8,444,322
=========================================================================
                                                               40,172,213
=========================================================================

TAIWAN-0.57%

Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)(a)                            1,207,747      2,565,963
=========================================================================

UNITED KINGDOM-6.46%

Aviva PLC (Multi-Line Insurance)(a)                323,633      4,727,370
-------------------------------------------------------------------------
GlaxoSmithKline PLC (Pharmaceuticals)              144,514      4,100,841
-------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)(a)            259,222      8,052,112
-------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)(a)      134,157      4,888,874
-------------------------------------------------------------------------

                                                 SHARES         VALUE
-------------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Tesco PLC (Food Retail)(a)                         740,192   $  4,311,482
-------------------------------------------------------------------------
WPP Group PLC (Advertising)(a)                     232,142      2,865,714
=========================================================================
                                                               28,946,393
=========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $180,808,098)                           307,617,210
=========================================================================

DOMESTIC COMMON STOCKS-26.28%

AEROSPACE & DEFENSE-1.64%

Boeing Co. (The)                                    26,587      2,218,685
-------------------------------------------------------------------------
General Dynamics Corp.                              78,333      5,140,212
=========================================================================
                                                                7,358,897
=========================================================================

APPLICATION SOFTWARE-1.40%

Amdocs Ltd.(c)                                      86,124      3,203,813
-------------------------------------------------------------------------
BEA Systems, Inc.(c)                               231,343      3,065,295
=========================================================================
                                                                6,269,108
=========================================================================

BIOTECHNOLOGY-0.74%

Gilead Sciences, Inc.(c)                            57,583      3,311,023
=========================================================================

COMMUNICATIONS EQUIPMENT-2.00%

Cisco Systems, Inc.(c)                             218,461      4,576,758
-------------------------------------------------------------------------
Motorola, Inc.                                      93,953      2,005,896
-------------------------------------------------------------------------
QUALCOMM Inc.                                       46,438      2,384,127
=========================================================================
                                                                8,966,781
=========================================================================

COMPUTER HARDWARE-0.46%

Apple Computer, Inc.(c)                             29,360      2,066,650
=========================================================================

COMPUTER STORAGE & PERIPHERALS-0.58%

Seagate Technology(b)(c)                            97,263      2,583,305
=========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.48%

Electronic Data Systems Corp.                       79,161      2,143,680
=========================================================================

DEPARTMENT STORES-1.04%

Federated Department Stores, Inc.                   30,271      2,356,597
-------------------------------------------------------------------------
J.C. Penney Co., Inc.                               35,410      2,317,939
=========================================================================
                                                                4,674,536
=========================================================================

DIVERSIFIED METALS & MINING-1.09%

Phelps Dodge Corp.                                  56,867      4,901,367
=========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.77%

Emerson Electric Co.                                40,827      3,468,254
=========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.50%

Waste Management, Inc.                              60,056      2,249,698
=========================================================================

HEALTH CARE DISTRIBUTORS-0.48%

Cardinal Health, Inc.                               31,595      2,127,923
=========================================================================

                                                 SHARES         VALUE
-------------------------------------------------------------------------

HEALTH CARE EQUIPMENT-0.71%

Becton, Dickinson and Co.                           50,401   $  3,177,279
=========================================================================

HEALTH CARE SERVICES-0.52%

Medco Health Solutions, Inc.(c)                     43,573      2,319,391
=========================================================================

HEALTH CARE SUPPLIES-0.84%

Alcon, Inc.(c)                                      36,931      3,756,252
=========================================================================

HOME ENTERTAINMENT SOFTWARE-0.46%

Electronic Arts Inc.(c)                             36,410      2,068,088
=========================================================================

HOME IMPROVEMENT RETAIL-0.50%

Home Depot, Inc. (The)                              55,955      2,234,283
=========================================================================

INVESTMENT BANKING & BROKERAGE-1.56%

Goldman Sachs Group, Inc. (The)                     43,449      6,964,440
=========================================================================

MANAGED HEALTH CARE-1.64%

Aetna Inc.                                         107,099      4,123,312
-------------------------------------------------------------------------
CIGNA Corp.                                         30,080      3,218,560
=========================================================================
                                                                7,341,872
=========================================================================

MULTI-LINE INSURANCE-0.54%

Hartford Financial Services Group, Inc. (The)       26,424      2,429,158
=========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.18%

National-Oilwell Varco Inc.(c)                      33,290      2,296,011
-------------------------------------------------------------------------
Weatherford International Ltd.(c)                   56,112      2,970,008
=========================================================================
                                                                5,266,019
=========================================================================

OIL & GAS REFINING & MARKETING-0.62%

Valero Energy Corp.                                 43,045      2,786,733
=========================================================================

PHARMACEUTICALS-1.47%

Allergan, Inc.                                      34,552      3,549,182
-------------------------------------------------------------------------
Wyeth                                               62,342      3,034,185
=========================================================================
                                                                6,583,367
=========================================================================

RAILROADS-0.78%

Burlington Northern Santa Fe Corp.                  43,630      3,469,894
=========================================================================

SEMICONDUCTOR EQUIPMENT-0.44%

KLA-Tencor Corp.                                    41,284      1,988,237
=========================================================================

SEMICONDUCTORS-1.60%

Analog Devices, Inc.                               115,789      4,390,719
-------------------------------------------------------------------------
Marvell Technology Group Ltd.(c)                    48,934      2,793,642
=========================================================================
                                                                7,184,361
=========================================================================

SOFT DRINKS-0.67%

PepsiCo, Inc.                                       51,191      2,981,364
=========================================================================

                                                 SHARES         VALUE
-------------------------------------------------------------------------

SPECIALTY STORES-0.54%

Office Depot, Inc.(c)                               59,904   $  2,430,904
=========================================================================

SYSTEMS SOFTWARE-0.48%

Microsoft Corp.                                     88,081      2,127,156
=========================================================================

THRIFTS & MORTGAGE FINANCE-0.55%

MGIC Investment Corp.                               34,645      2,449,402
=========================================================================
    Total Domestic Common Stocks (Cost
      $100,970,953)                                           117,679,422
=========================================================================

PREFERRED STOCKS-3.26%

AUTOMOBILE MANUFACTURERS-1.07%

Porsche A.G.-Pfd. (Germany)(a)                       4,821      4,807,190
=========================================================================

BREWERS-1.07%

Companhia de Bebidas das Americas-Pfd.-ADR
  (Brazil)(b)                                      103,055      4,771,447
=========================================================================

HOUSEHOLD PRODUCTS-1.12%

Henkel KGaA-Pfd. (Germany)(a)(b)                    41,887      5,035,827
=========================================================================
    Total Preferred Stocks (Cost $9,061,563)                   14,614,464
=========================================================================

MONEY MARKET FUNDS-2.50%

Liquid Assets Portfolio-Institutional
  Class(e)                                       5,592,233      5,592,233
-------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)      5,592,233      5,592,233
=========================================================================
    Total Money Market Funds (Cost
      $11,184,466)                                             11,184,466
=========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-100.73% (Cost
  $302,025,080)                                               451,095,562
=========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED-20.09%

MONEY MARKET FUNDS-20.09%

STIC Prime Portfolio-Institutional
  Class(e)(f)                                   89,961,280     89,961,280
=========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $89,961,280)                                       89,961,280
=========================================================================
TOTAL INVESTMENTS-120.82% (Cost $391,986,360)                 541,056,842
=========================================================================
OTHER ASSETS LESS LIABILITIES-(20.82)%                        (93,218,483)
=========================================================================
NET ASSETS-100.00%                                           $447,838,359
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt
Pfd. - Preferred

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2006 was $214,513,428, which represented 47.90% of the Fund's Net Assets. See Note 1A.
(b) All or a portion of this security is out on loan at April 30, 2006.
(c) Non-income producing security.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at April 30, 2006 represented 0.62% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $290,840,614)*     $ 439,911,096
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $101,145,746)                            101,145,746
============================================================
     Total investments (cost $391,986,360)       541,056,842
============================================================
Foreign currencies, at value (cost
  $1,363,195)                                      1,410,019
------------------------------------------------------------
Receivables for:
  Investments sold                                 4,852,821
------------------------------------------------------------
  Fund shares sold                                   367,627
------------------------------------------------------------
  Dividends                                          607,768
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                64,534
============================================================
Other assets                                          18,889
============================================================
     Total assets                                548,378,500
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                            8,860,745
------------------------------------------------------------
  Fund shares reacquired                             919,542
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                103,365
------------------------------------------------------------
  Collateral upon return of securities loaned     89,961,280
------------------------------------------------------------
  Accrued distribution fees                          155,523
------------------------------------------------------------
  Accrued trustees' and officer's fees and
     benefits                                          2,336
------------------------------------------------------------
  Accrued transfer agent fees                        389,779
------------------------------------------------------------
  Accrued operating expenses                         147,571
============================================================
     Total liabilities                           100,540,141
============================================================
Net assets applicable to shares outstanding    $ 447,838,359
____________________________________________________________
============================================================
NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 599,230,452
------------------------------------------------------------
Undistributed net investment income (loss)        (2,086,449)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (298,387,350)
------------------------------------------------------------
Unrealized appreciation from investment
  securities and foreign currencies              149,081,706
============================================================
                                               $ 447,838,359
____________________________________________________________
============================================================


NET ASSETS:

Class A                                        $ 317,278,982
____________________________________________________________
============================================================
Class B                                        $ 105,225,087
____________________________________________________________
============================================================
Class C                                        $  25,334,290
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           14,179,079
____________________________________________________________
============================================================
Class B                                            4,989,222
____________________________________________________________
============================================================
Class C                                            1,200,590
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $       22.38
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $22.38 divided by
       94.50%)                                 $       23.68
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                     $       21.09
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                     $       21.10
____________________________________________________________
============================================================

* At April 30, 2006, securities with an aggregate value of $86,370,055 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $214,054)        $ 2,673,526
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $66,656 after compensation to
  counterparties of $1,418,540)                                   242,334
-------------------------------------------------------------------------
Interest                                                            4,144
=========================================================================
    Total investment income                                     2,920,004
=========================================================================

EXPENSES:

Advisory fees                                                   1,839,090
-------------------------------------------------------------------------
Administrative services fees                                       59,681
-------------------------------------------------------------------------
Custodian fees                                                    152,418
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         375,980
-------------------------------------------------------------------------
  Class B                                                         536,851
-------------------------------------------------------------------------
  Class C                                                         122,865
-------------------------------------------------------------------------
Transfer agent fees                                               943,173
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          13,101
-------------------------------------------------------------------------
Other                                                             136,107
=========================================================================
    Total expenses                                              4,179,266
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (137,723)
=========================================================================
    Net expenses                                                4,041,543
=========================================================================
Net investment income (loss)                                   (1,121,539)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES

Net realized gain (loss) from:
  Investment securities (includes gains from securities sold
    to affiliates of $144,573)                                 29,687,658
-------------------------------------------------------------------------
  Foreign currencies                                              (50,086)
=========================================================================
                                                               29,637,572
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        44,311,625
-------------------------------------------------------------------------
  Foreign currencies                                               43,006
=========================================================================
                                                               44,354,631
=========================================================================
Net gain from investment securities and foreign currencies     73,992,203
=========================================================================
Net increase in net assets resulting from operations          $72,870,664
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2006 and the year ended October 31, 2005 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (1,121,539)   $    939,243
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  29,637,572      59,443,217
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                44,354,631      (1,597,121)
==========================================================================================
    Net increase in net assets resulting from operations        72,870,664      58,785,339
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (1,936,684)             --
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      (15,828,657)    (40,745,440)
------------------------------------------------------------------------------------------
  Class B                                                      (18,020,207)    (50,289,812)
------------------------------------------------------------------------------------------
  Class C                                                       (2,355,538)     (7,418,997)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (36,204,402)    (98,454,249)
==========================================================================================
    Net increase (decrease) in net assets                       34,729,578     (39,668,910)
==========================================================================================

NET ASSETS:

  Beginning of period                                          413,108,781     452,777,691
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(2,086,449) and $971,774,
    respectively)                                             $447,838,359    $413,108,781
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Growth Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

H. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

I. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $1 billion                                              0.85%
-------------------------------------------------------------------
Over $1 billion                                               0.80%
 __________________________________________________________________
===================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.80%
-------------------------------------------------------------------
Next $250 million                                             0.78%
-------------------------------------------------------------------
Next $500 million                                             0.76%
-------------------------------------------------------------------
Next $1.5 billion                                             0.74%
-------------------------------------------------------------------
Next $2.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.68%
-------------------------------------------------------------------
Over $10 billion                                              0.66%
 __________________________________________________________________
===================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2006, AIM waived fees of $127,433.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $557.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2006, AIM was paid $59,681.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AISI to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2006, the Fund paid AISI $943,173.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2006, the Class A, Class B and Class C shares paid $375,980, $536,851 and $122,865, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2006, ADI advised the Fund that it retained $21,960 in front-end sales commissions from the sale of Class A shares and $105, $21,756 and $944 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED                                     REALIZED
                     VALUE         PURCHASES AT        PROCEEDS         APPRECIATION         VALUE        DIVIDEND        GAIN
FUND               10/31/05            COST           FROM SALES       (DEPRECIATION)      04/30/06        INCOME        (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 1,997,903      $ 34,014,662      $ (30,420,332)        $   --        $  5,592,233     $ 87,667       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             1,997,903        34,014,662        (30,420,332)            --           5,592,233       88,011           --
==================================================================================================================================
  Subtotal        $ 3,995,806      $ 68,029,324      $ (60,840,664)        $   --        $ 11,184,466     $175,678       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED                                     REALIZED
                     VALUE         PURCHASES AT        PROCEEDS         APPRECIATION         VALUE        DIVIDEND        GAIN
FUND               10/31/05            COST           FROM SALES       (DEPRECIATION)      04/30/06        INCOME*       (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           $74,176,177      $138,801,192      $(123,016,089)        $   --        $ 89,961,280     $ 66,656       $   --
==================================================================================================================================
  Total           $78,171,983      $206,830,516      $(183,856,753)        $   --        $101,145,746     $242,334       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2006, the Fund engaged in securities sales of $314,781, which resulted in net realized gains of $144,573 and securities purchases of $0.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $9,733.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2006, the Fund paid legal fees of $4,105 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2006, securities with an aggregate value of $86,370,055 were on loan to brokers. The loans were secured by cash collateral of $89,961,280 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2006, the Fund received dividends on cash collateral investments of $66,656 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2009                                                $215,440,562
-----------------------------------------------------------------------------
October 31, 2010                                                 101,042,257
-----------------------------------------------------------------------------
October 31, 2011                                                  11,321,620
=============================================================================
Total capital loss carryforward                                 $327,804,439
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2006 was $106,094,562 and $144,063,522, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $149,419,458
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (1,158,723)
==============================================================================
Net unrealized appreciation of investment securities             $148,260,735
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $392,796,107.

NOTE 11--SHARE INFORMATION

The Fund currently consists of three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                  APRIL 30, 2006(A)              OCTOBER 31, 2005
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        459,444    $  9,593,677       818,989    $ 14,908,841
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        199,530       3,943,633       432,979       7,415,155
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        100,300       1,981,176       174,146       2,989,787
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         89,659       1,817,403            --              --
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        434,220       9,238,540     1,378,417      25,054,414
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (460,489)     (9,238,540)   (1,461,084)    (25,054,414)
======================================================================================================================
Reacquired:(b)
  Class A                                                     (1,745,288)    (36,478,277)   (4,433,381)    (80,708,695)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (644,872)    (12,725,300)   (1,902,178)    (32,650,553)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (220,465)     (4,336,714)     (607,182)    (10,408,784)
======================================================================================================================
                                                              (1,787,961)   $(36,204,402)   (5,599,294)   $(98,454,249)
______________________________________________________________________________________________________________________
======================================================================================================================

(a)There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 15% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)Amount is net of redemption fees of $1,452, $524 and $119 for Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2006 and $1,339, $566 and $118 for Class A, Class B and Class C shares, respectively, for the year ended October 31, 2005.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                   CLASS A
                                            -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                                 YEAR ENDED OCTOBER 31,
                                            APRIL 30,        --------------------------------------------------------------------
                                              2006             2005              2004           2003        2002           2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  19.02        $  16.65          $  14.91       $  12.66    $  14.58       $  24.83
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.03)           0.08(a)(b)       (0.04)(a)      (0.08)      (0.11)(a)      (0.13)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     3.52            2.29              1.78           2.33       (1.81)        (10.08)
=================================================================================================================================
    Total from investment operations             3.49            2.37              1.74           2.25       (1.92)        (10.21)
=================================================================================================================================
Less distributions:
  Dividends from net investment income          (0.13)             --                --             --          --             --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains            --              --                --             --          --          (0.04)
=================================================================================================================================
Redemption fees added to shares of
  beneficial interest                            0.00            0.00              0.00             --          --             --
=================================================================================================================================
Net asset value, end of period               $  22.38        $  19.02          $  16.65       $  14.91    $  12.66       $  14.58
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                 18.43%          14.23%            11.67%         17.77%     (13.17)%       (41.17)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $317,279        $284,122          $286,068       $329,739    $335,954       $439,612
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                               1.64%(d)        1.77%             1.96%          2.04%       1.95%          1.68%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               1.70%(d)        1.82%             1.97%          2.04%       1.95%          1.79%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (0.29)%(d)       0.44%(b)         (0.24)%        (0.58)%     (0.75)%        (0.66)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                         25%             51%               56%            75%         98%           134%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.05 and 0.27%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $303,276,641.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


                                                                                   CLASS B
                                            -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                                 YEAR ENDED OCTOBER 31,
                                            APRIL 30,        --------------------------------------------------------------------
                                              2006             2005              2004           2003        2002           2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  17.87        $  15.76          $  14.18       $  12.09    $  14.00       $  23.98
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.10)          (0.04)(a)(b)      (0.11)(a)      (0.15)      (0.17)(a)      (0.24)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     3.32            2.15              1.69           2.24       (1.74)         (9.70)
=================================================================================================================================
    Total from investment operations             3.22            2.11              1.58           2.09       (1.91)         (9.94)
=================================================================================================================================
Less distributions from net realized gains         --              --                --             --          --          (0.04)
=================================================================================================================================
Redemption fees added to shares of
  beneficial interest                            0.00            0.00              0.00             --          --             --
=================================================================================================================================
Net asset value, end of period               $  21.09        $  17.87          $  15.76       $  14.18    $  12.09       $  14.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                 18.02%          13.39%            11.14%         17.29%     (13.64)%       (41.50)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $105,225        $105,368          $139,061       $181,891    $206,189       $369,171
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                               2.39%(d)        2.43%             2.46%          2.54%       2.45%          2.19%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               2.45%(d)        2.48%             2.47%          2.54%       2.45%          2.30%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (1.04)%(d)      (0.22)%(b)        (0.74)%        (1.08)%     (1.25)%        (1.16)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                         25%             51%               56%            75%         98%           134%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.07) and (0.39)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $108,259,957.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


                                                                                     CLASS C
                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                  ENDED                               YEAR ENDED OCTOBER 31,
                                                 APRIL 30,        ---------------------------------------------------------------
                                                   2006            2005             2004          2003       2002          2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 17.88         $ 15.77          $ 14.18       $ 12.10    $ 14.01       $ 23.98
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.10)          (0.04)(a)(b)     (0.11)(a)     (0.15)     (0.17)(a)     (0.22)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         3.32            2.15             1.70          2.23      (1.74)        (9.71)
=================================================================================================================================
    Total from investment operations                 3.22            2.11             1.59          2.08      (1.91)        (9.93)
=================================================================================================================================
Less distributions from net realized gains             --              --               --            --         --         (0.04)
=================================================================================================================================
Redemption fees added to shares of beneficial
  interest                                           0.00            0.00             0.00            --         --            --
=================================================================================================================================
Net asset value, end of period                    $ 21.10         $ 17.88          $ 15.77       $ 14.18    $ 12.10       $ 14.01
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                     18.01%          13.38%           11.21%        17.19%    (13.63)%      (41.46)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $25,334         $23,619          $27,649       $32,844    $34,778       $51,624
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                   2.39%(d)        2.43%            2.46%         2.54%      2.45%         2.19%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                   2.45%(d)        2.48%            2.47%         2.54%      2.45%         2.30%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                (1.04)%(d)      (0.22)%(b)       (0.74)%       (1.08)%    (1.25)%       (1.16)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                             25%             51%              56%           75%        98%          134%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.07) and (0.39)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $24,776,618.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP Defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) Plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) Plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP Defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP Defendants. The opinion also: (i) confirmed Plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that Plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an Order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP Defendants. On May 8, 2006, Plaintiff filed a Second Amended Class Action Complaint in order to comply with Judge Motz's Order. The remaining defendants are AVZ, Inc. (as Plan Sponsor) and AMVESCAP National Trust Company (as Plan Trustee and Asset Custodian), and the remaining claims are based on alleged breaches of Defendants' fiduciary duties caused by a failure to prudently and loyally manage Plan assets and failure to provide complete and accurate information to Plan Participants and Beneficiaries. Plaintiff removed certain Defendants and all claims against them, including AMVESCAP Retirement, Inc., IFG and AMVESCAP.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

            DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL EQUITY                          FIXED INCOME

AIM Basic Balanced Fund*                     AIM Asia Pacific Growth Fund                 TAXABLE
AIM Basic Value Fund                         AIM China Fund
AIM Capital Development Fund                 AIM Developing Markets Fund                  AIM Enhanced Short Bond Fund
AIM Charter Fund                             AIM European Growth Fund                     AIM Floating Rate Fund
AIM Constellation Fund                       AIM European Small Company Fund(1)           AIM High Yield Fund
AIM Diversified Dividend Fund                AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Dynamics Fund                            AIM Global Equity Fund                       AIM Intermediate Government Fund
AIM Large Cap Basic Value Fund               AIM Global Growth Fund                       AIM International Bond Fund
AIM Large Cap Growth Fund                    AIM Global Value Fund                        AIM Limited Maturity Treasury Fund
AIM Mid Cap Basic Value Fund                 AIM Japan Fund                               AIM Money Market Fund
AIM Mid Cap Core Equity Fund(1)              AIM International Core Equity Fund           AIM Short Term Bond Fund
AIM Opportunities I Fund                     AIM International Growth Fund                AIM Total Return Bond Fund
AIM Opportunities II Fund                    AIM International Small Company Fund(1)      Premier Portfolio
AIM Opportunities III Fund                   AIM Trimark Fund                             Premier U.S. Government Money Portfolio
AIM S&P 500 Index Fund
AIM Select Equity Fund                                    SECTOR EQUITY                   TAX-FREE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund                    AIM Advantage Health Sciences Fund           AIM High Income Municipal Fund(1)
AIM Structured Core Fund                     AIM Energy Fund                              AIM Municipal Bond Fund
AIM Structured Growth Fund                   AIM Financial Services Fund                  AIM Tax-Exempt Cash Fund
AIM Structured Value Fund                    AIM Global Health Care Fund                  AIM Tax-Free Intermediate Fund
AIM Summit Fund                              AIM Global Real Estate Fund                  Premier Tax-Exempt Portfolio
AIM Trimark Endeavor Fund                    AIM Gold & Precious Metals Fund
AIM Trimark Small Companies Fund             AIM Leisure Fund                                     AIM ALLOCATION SOLUTIONS
                                             AIM Multi-Sector Fund
                                             AIM Real Estate Fund(1)                      AIM Conservative Allocation Fund
                                             AIM Technology Fund                          AIM Growth Allocation Fund(2)
                                             AIM Utilities Fund                           AIM Moderate Allocation Fund
                                                                                          AIM Moderate Growth Allocation Fund
                                                                                          AIM Moderately Conservative Allocation
                                                                                          Fund

                                                                                                   DIVERSIFIED PORTFOLIOS

                                                                                          AIM Income Allocation Fund
                                                                                          AIM International Allocation Fund

                                             ================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                             FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             ================================================================================

*Domestic equity and income fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus. (2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after July 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $419 billion in assets under management. Data as of April 30, 2006.

AIMinvestments.com                 GLG-SAR-1            A I M Distributors, Inc.


                      [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash                        [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management                       --Registered Trademark--
                               Plans    Accounts

                                                   AIM INTERNATIONAL GROWTH FUND
                              Semiannual Report to Shareholders o April 30, 2006


                                  [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

====================================================================================================================================
AIM INTERNATIONAL GROWTH FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of April 30, 2006, and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          o The unmanaged LIPPER INTERNATIONAL         The Fund provides a complete list of its
                                             MULTI-CAP GROWTH FUND INDEX represents       holdings four times in each fiscal
o Class B shares are not available as an     an average of the performance of the 100     year, at the quarter-ends. For the second
investment for retirement plans              largest international                        and fourth quarters, the lists appear in
maintained pursuant to Section 401 of        multi-capitalization growth funds            the Fund's semiannual and annual reports
the Internal Revenue Code, including         tracked by Lipper Inc., an independent       to shareholders. For the first and third
401(k) plans, money purchase pension         mutual fund performance monitor.             quarters, the Fund files the lists with
plans and profit sharing plans. Plans                                                     the Securities and Exchange Commission
that had existing accounts invested in       o The Fund is not managed to track the       (SEC) on Form N-Q. The most recent list
Class B shares prior to September 30,        performance of any particular index,         of portfolio holdings is available at
2003, will continue to be allowed to         including the indexes defined here, and      AIMinvestments.com. From our home
make additional purchases.                   consequently, the performance of the         page, click on Products &
                                             Fund may deviate significantly from the      Performance, then Mutual Funds, then Fund
o Class R shares are available only to       performance of the index.                    Overview. Select your Fund from the
certain retirement plans. Please see the                                                  drop-down menu and click on Complete
prospectus for more information.             o A direct investment cannot be made in      Quarterly Holdings. Shareholders can
                                             an index. Unless otherwise indicated,        also look up the Fund's Forms N-Q on the
                                             index results include reinvested             SEC Web site at sec.gov. Copies of the
PRINCIPAL RISKS OF INVESTING IN THE FUND     dividends, and they do not reflect sales     Fund's Forms N-Q may be reviewed and
                                             charges. Performance of an index of          copied at the SEC Public Reference Room
o Foreign securities have additional         funds reflects fund expenses;                at 450 Fifth Street, N.W.,
risks, including exchange rate changes,      performance of a market index does not.      Washington, D.C. 20549-0102. You can
political and economic developments, the                                                  obtain information on the operation of
relative lack of information about these     OTHER INFORMATION                            the Public Reference Room, including
companies and the potential lack of                                                       information about duplicating fee
strict financial and accounting controls     o The returns shown in management's          charges, by calling 202-942-8090 or
and standards.                               discussion of Fund performance are based     800-732-0330, or by electronic request at
                                             on net asset values calculated for           the following e-mail address:
o Investing in emerging markets involves     shareholder transactions. Generally          publicinfo@sec.gov. The SEC file numbers
greater risk and potential reward than       accepted accounting principles require       for the Fund are 811-06463 and
investing in more established markets.       adjustments to be made to the net assets     033-44611.
                                             of the Fund at period end for financial
                                             reporting purposes, and as such, the net     A description of the policies and
ABOUT INDEXES USED IN THIS REPORT            asset values for shareholder                 procedures that the Fund uses to
                                             transactions and the returns based on        determine how to vote proxies relating
o The unmanaged MSCI EUROPE, AUSTRALASIA     those net asset values may differ from       to portfolio securities is available
AND THE FAR EAST INDEX (the MSCI EAFE        the net asset values and returns             without charge, upon request, from our
--Registered Trademark-- Index) is a         reported in the Financial Highlights.        Client Services department at
group of foreign securities tracked by                                                    800-959-4246 or on the AIM Web
Morgan Stanley Capital International.        o Industry classifications used in this      site, AIMinvestments.com. On the home
                                             report are generally according to the        page, scroll down and click on AIM Funds
o The unmanaged MSCI EUROPE, AUSTRALASIA     Global Industry Classification Standard,     Proxy Policy. The information is also
AND THE FAR EASTGROWTH INDEX is a subset     which was developed by and is the            available on the SEC Web site, sec.gov.
of the unmanaged MSCI EAFE --Registered      exclusive property and a service mark of
Trademark--, which represents the            Morgan Stanley Capital International         Information regarding how the Fund voted
performance of foreign stocks tracked by     Inc. and Standard & Poor's.                  proxies related to its portfolio
Morgan Stanley Capital International.                                                     securities during the 12 months ended
The Growth portion measures performance                                                   June 30, 2005, is available at our Web
of companies with higher price/earnings                                                   site. Go to AIMinvestments.com, access
ratios and higher forecasted growth                                                       the About Us tab, click on Required
values.                                                                                   Notices and then click on Proxy Voting
                                                                                          Activity. Next, select the Fund from the
                                                                                          drop-down menu. The information is also
                                                                                          available on the SEC Web site, sec.gov.

                                                                                          =======================================
                                                                                          FUND NASDAQ SYMBOLS
================================================================================          Class A Shares                    AIIEX
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 Class B Shares                    AIEBX
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES             Class C Shares                    AIECX
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class R Shares                    AIERX
================================================================================          =======================================

====================================================
NOT FDIC INSURED  MAY LOSE VALUE   NO BANK GUARANTEE
====================================================

AIMinvestments.com

AIM INTERNATIONAL GROWTH FUND

                     DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF FUNDS--Registered Trademark--:

[PHOTO OF            We're pleased to provide you with this semiannual report,
ROBERT H.            which includes a discussion of how your Fund was managed
GRAHAM]              for the six months ended April 30, 2006, and what factors
                     affected its performance. That discussion begins on page 3.
ROBERT H. GRAHAM
                         It's been said nothing is certain but death and taxes.
[PHOTO OF            We would venture to add that one other thing is certain:
PHILLIP              Markets change--and change often--in the short term. The
TAYLOR]              period covered in this report is a perfect example.
                     Domestic and global equity markets were generally strong
PHILIP TAYLOR        throughout the period, but they became considerably more
                     volatile and negative beginning in May, after the close of the reporting period. Inflation fears were the primary cause of this volatility and negativity:

o Amid signs of rising inflation, the U.S. Federal Reserve Board stated that additional interest rate hikes might be needed to address inflation risks.

o The dollar remained weak, making imports more expensive and thereby raising inflation.

o Oil prices remained at historically high levels, threatening to reduce consumer spending--and possibly slowing the U.S. economy.

    While we can't do anything about the ambiguity and uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments --Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

    We also believe in the value of a trusted financial advisor; who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

OUR COMMITMENT TO YOU

In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

    Information about investing, the markets and your Fund is always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.


Sincerely,

/S/ ROBERT H. GRAHAM                             /S/ PHILIP TAYLOR
-----------------------------------              -------------------------------
Robert H. Graham                                 Philip Taylor
President & Vice Chair -- AIM Funds              CEO, AIM Investments
Chair, AIM Investments

June 19, 2006

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM INTERNATIONAL GROWTH FUND

                    DEAR FELLOW AIM FUND SHAREHOLDERS:

[PHOTO OF           Having completed a year of transition and change at AIM
BRUCE L.            Funds--as well as my first full year as your board's
CROCKETT]           independent chair--I can assure you that shareholder
                    interests are at the forefront of every decision your board
BRUCE L. CROCKETT   makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. Our new structure has enabled the board to work more effectively with management to achieve benefits for the shareholders, as shown in the highlights of 2005 listed below:

                    o During 2005, management proposed, and your board approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

o Also during 2005, management proposed to your board the merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

o Your board, through its Investments Committee and Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

    In 2006, your board will continue to focus on fund expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

    The AIM Funds board is pleased to welcome our newest independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward K. Dunn, Jr., who retired in 2006.

    Your board welcomes your views. Please mail them to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

 Sincerely,

/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board

June 19, 2006

AIM INTERNATIONAL GROWTH FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

                                                                                          structed on a stock-by-stock basis
                                                                                          focusing on the strengths of individual
=====================================================================================     companies, rather than by sector,
                                                                                          country or regional trends.
PERFORMANCE SUMMARY                          ========================================
                                             FUND VS. INDEXES                                 We believe disciplined sell
Foreign equity markets rallied strongly                                                   decisions are a key determinant of
over the six-month reporting                 Cumulative total returns,                    successful investing. We consider
period, fueled by improving economic         10/31/05--4/30/06, excluding applicable      selling a stock for any one of the
growth prospects in Europe and               sales charges. If sales charges were         following reasons:
Asia. Following a trend of recent            included, returns would be lower.
years, non-U.S. equities continued to                                                     o A company's fundamentals deteriorate
outperform U.S. equities.                    Class A Shares                    25.72%     or it posts disappointing earnings

    Within this environment, we are          Class B Shares                    25.27      o The stock's price is overvalued
pleased to once again report to
shareholders double-digit fund               Class C Shares                    25.24      o A more attractive opportunity is
performance. As the chart to the right                                                    presented
illustrates, your Fund at net asset value    Class R Shares                    25.52
outperformed both its broad market and                                                    MARKET CONDITIONS AND YOUR FUND
style-specific benchmarks. We attribute      MSCI EAFE Index
our comparative success to strong stock      (Broad Market Index)              22.89      During the reporting period, markets
selection in Europe and Asia. The Fund's                                                  continued to rally in Europe amid
exposure to emerging market stocks,          MSCI EAFE Growth Index                       positive economic data and both rumored
which outperformed during the period,        (Style-specific Index)            22.26      and actual takeover activity. Following
also provided a competitive advantage.                                                    a strong year in 2005, Japanese equities
                                             Lipper International Multi-Cap               also continued to rise during the
                                             Growth Fund Index                            period. Bank lending activity has
                                             (Peer Group Index)                26.84      increased for the first time in years, a
                                                                                          tangible sign of the return to health in
                                             SOURCE: LIPPER INC.                          the financial system. It was another
                                             ========================================     exceptional period for developing market
                                                                                          stocks with most emerging countries
                                                 Your Fund's long-term performance        outperforming developed countries.
                                             appears on page 5.                           Returns were especially pronounced in
=====================================================================================     two regions, including Eastern Europe,
HOW WE INVEST                                ly focuses on identifying quality            with Russian equities rising sharply as
                                             companies that have experienced, or          a result of the strong energy-price
We believe that earnings drive stock         exhibit the potential for, accelerating      climate and Latin America, which was
prices and that companies generating         or above average earnings growth but         supported by strong performance in
substantial, repeatable, above-average       whose prices do not fully reflect these      Brazilian equities.
earnings growth may provide long-term        attributes.
growth of capital.                                                                            Fund performance was broad-based
                                                 Research responsibilities within the     with all regions registering
    When selecting stocks for your Fund,     portfolio management team are focused by     double-digit positive returns for the
we employ a disciplined investment           geographic region but investments for        period. Our largest regional allocation
strategy that emphasizes fundamental         the Fund are selected using a                remained in European stocks. Strong
research supported by both quantitative      "bottom-up" investment approach. This        stock selection helped us outperform our
analysis and portfolio construction          means that the Fund is primarily con-        style-specific
techniques. The strategy primari-

                                                                                                                         (continued)

========================================     ========================================     ==========================================
PORTFOLIO COMPOSITION                        TOP 5 COUNTRIES*                             TOP 10 EQUITY HOLDINGS*
By sector
                                             1. Japan                         14.7%       1. BNP Paribas S.A. (France)          1.9%
               [PIE CHART]
                                             2. France                        12.0        2. Syngenta A.G. (Switzerland)        1.7
CONSUMER DISCRETIONARY           17.3%
                                             3. United Kingdom                 9.5        3. Vinci S.A. (France)                1.7
INDUSTRIALS                      10.8%
                                             4. Switzerland                    8.4        4. UBS A.G. (Switzerland)             1.7
CONSUMER STAPLES                 10.4%
                                             5. Germany                        7.7        5. Total S.A. (France)                1.7
INFORMATION TECHNOLOGY           10.4%
                                             TOTAL NET ASSETS         $2.5 BILLION        6. Anglo Irish Bank Corp. PLC
ENERGY                            9.3%                                                       (Ireland)                          1.7
                                             TOTAL NUMBER OF HOLDINGS*         109
HEALTH CARE                       7.0%                                                    7. Canon Inc. (Japan)                 1.7

MATERIALS                         6.4%                                                    8. Compagnie Financiere Richemont
                                                                                             A.G.-Class A (Switzerland)         1.6
TELECOMMUNICATION SERVICES        2.6%
                                                                                          9. Eni S.p.A. (Italy)                 1.6
UTILITIES                         1.5%
                                                                                          10. Roche Holding A.G. (Switzerland)  1.5
MONEY MARKET FUNDS PLUS
OTHER ASSETS LESS LIABILITIES     2.8%

FINANCIALS                       21.5%

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.
*Excluding money market fund holdings.
========================================     ========================================     ==========================================

AIM INTERNATIONAL GROWTH FUND

benchmark in Europe, although we             overall return. As we do not typically                     CLAS G. OLSSON, senior
continued to underweight our exposure to     hedge currencies--we buy stocks in their                   portfolio manager and
the region. This allocation strategy         local currency and then translate that       [OLSSON       head of AIM's International
should not be construed as a bias            value back into dollars for the               PHOTO]       Investment Management Unit,
against European stocks--indeed we           Fund--foreign currency appreciation                        is lead portfolio manager
continued to find very compelling            provided a boost to Fund performance.        of AIM International Growth Fund with
investment opportunities there--but                                                       respect to the Fund's investments in
rather an indication of our flexibility          Given strong Fund performance, we        Europe and Canada. Mr. Olsson joined AIM
in seeking investment opportunities          had few stock-specific detractors during     in 1994. Mr. Olsson became a
across world markets.                        the reporting period. Korean-based           commissioned naval officer at the Royal
                                             HYUNDAI MOTOR CO. was one such               Swedish Naval Academy in 1988. He also
    For instance, our holdings in            detractor. Significant appreciation in       earned a B.B.A. from The University of
emerging markets such as Brazil and          the Korean won combined with increased       Texas at Austin.
Mexico, countries not represented in the     marketing expenses and
EAFE benchmarks, gave the Fund a             lower-than-expected fourth-quarter                         BARRETT K. SIDES, senior
competitive edge. These Latin American       earnings hurt stock performance.                           portfolio manager, is lead
markets continued to be supported by         However, increased production volumes,                     portfolio manager of AIM
strong domestic demand and higher            favorable promotion of its 2006 and 2007                   International Growth Fund
commodity prices.                            models and valuations that were at a         [SIDES PHOTO] with respect to the
                                             discount to global auto peers, led us to                   Fund's investments in Asia
    Though we outperformed our               increase our position over the reporting     Pacific and Latin America. He joined AIM
style-specific index across most             period.                                      in 1990. Mr. Sides graduated with a B.S.
markets, an underweight exposure to the                                                   in economics from Bucknell University.
strong Japan market and lagging stock                                                     He also earned an M.B.A. in
selection in Italy detracted from            IN CLOSING                                   international business from the
comparative results.                                                                      University of St. Thomas.
                                             The performance of international stocks
    Beyond regional diversity, sector        over the last several years underscores                    SHUXIN CAO, Chartered
performance was also broad-based with        the investment opportunities available                     Financial Analyst, is a
every sector registering double-digit        beyond U.S. borders. During the                            portfolio manager of AIM
returns for the period. With oil prices      reporting period, the Fund provided                        International Growth Fund.
rising to historic highs of more than        shareholders with double-digit returns.      [CAO PHOTO]   He joined AIM in 1997.
$75 per barrel, the energy sector            It would be imprudent for us to suggest                    Mr. Cao graduated from
benefited from a dramatic rise in            that such a level of performance is          Tianjin Foreign Language Institute with
commodity prices. Our Canadian energy        sustainable over the long term. However,     a B.A. in English. He also earned an
holdings, in particular, benefited from      we remain committed to our disciplined       M.B.A. from Texas A&M University and is
rising oil prices with SUNCOR ENERGY, a      strategy of selecting holdings based on      a certified public accountant.
top contributor for the reporting            the strengths of the individual company,
period.                                      holding our course through the market's                    MATTHEW W. DENNIS, Chartered
                                             fluctuations.                                              Financial Analyst, is a
    Our bottom-up investment approach,                                                                  portfolio manager of AIM
focusing on strengths of individual          We welcome any new investors who have        [DENNIS       International Growth Fund.
companies, enabled us to outperform our      joined the Fund during the reporting         PHOTO]        He joined AIM in 2000.
style-specific index with top                period, and to all of our shareholders                     Mr. Dennis graduated with a
contributors coming from the Fund's          we would like to say thank you for your      B.A. in economics from The University of
consumer discretionary, consumer staples     continued investment in AIM                  Texas at Austin. He also earned an M.S.
and financials holdings. Within the          International Growth Fund.                   in finance from Texas A&M University.
consumer discretionary sector, long-term
Fund holding PUMA, the German athletic                                                                  JASON T. HOLZER, Chartered
shoe and apparel manufacturer, was up        THE VIEWS AND OPINIONS EXPRESSED IN                        Financial Analyst, is a
over 60% for the reporting period.           MANAGEMENT'S DISCUSSION OF FUND                            portfolio manager of AIM
Strong sales surprised a market that was     PERFORMANCE ARE THOSE OF A I M ADVISORS,     [HOLZER       International Growth
apprehensive about the company's new         INC. THESE VIEWS AND OPINIONS ARE            PHOTO]        Fund. Mr. Holzer joined
expansion program.                           SUBJECT TO CHANGE AT ANY TIME BASED ON                     AIM in 1996. He earned a
                                             FACTORS SUCH AS MARKET AND ECONOMIC          B.A. in quantitative economics and an
    In contrast, the Fund's underweight      CONDITIONS. THESE VIEWS AND OPINIONS MAY     M.S. in engineering-economic systems
exposure to the materials sector was a       NOT BE RELIED UPON AS INVESTMENT ADVICE      from Stanford University.
detractor to performance but strong          OR RECOMMENDATIONS, OR AS AN OFFER FOR A
stock selection within this sector           PARTICULAR SECURITY. THE INFORMATION IS      Assisted by Asia Pacific/Latin America
helped the Fund outperform its               NOT A COMPLETE ANALYSIS OF EVERY ASPECT      Team and Europe/Canada Team
style-specific index.                        OF ANY MARKET, COUNTRY, INDUSTRY,
                                             SECURITY OR THE FUND. STATEMENTS OF FACT
    The Fund also benefited from its         ARE FROM SOURCES CONSIDERED RELIABLE,                  [RIGHT ARROW GRAPHIC]
large/mid-cap flexibility, which enabled     BUT A I M ADVISORS, INC. MAKES NO
us to invest in several attractive,          REPRESENTATION OR WARRANTY AS TO THEIR       FOR A PRESENTATION OF YOUR FUND'S
under-followed mid-cap names. Foreign        COMPLETENESS OR ACCURACY. ALTHOUGH           LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.
exchange was another contributor to Fund     HISTORICAL PERFORMANCE IS NO GUARANTEE
performance. Our exposure to the             OF FUTURE RESULTS, THESE INSIGHTS MAY
appreciating euro, compared with the         HELP YOU UNDERSTAND OUR INVESTMENT
U.S. dollar, also added value to your        MANAGEMENT PHILOSOPHY.
Fund's
                                                 See important Fund and index
                                             disclosures on the inside front cover.

AIM INTERNATIONAL GROWTH FUND

YOUR FUND'S LONG-TERM PERFORMANCE


========================================     ========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/06, including applicable sales    As of 3/31/06, most recent calendar
charges                                      quarter-end, including applicable sales
                                             charges

CLASS A SHARES                               CLASS A SHARES
Inception (4/7/92)               9.77%       Inception (4/7/92)               9.49%
10 Years                         7.22        10 Years                         7.08
 5 Years                         8.67         5 Years                         8.92
 1 Year                         31.06         1 Year                         21.57

CLASS B SHARES                               CLASS B SHARES
Inception (9/15/94)              7.83%       Inception (9/15/94)              7.47%
10 Years                         7.19        10 Years                         7.05
 5 Years                         8.85         5 Years                         9.10
 1 Year                         32.67         1 Year                         22.69

CLASS C SHARES                               CLASS C SHARES
Inception (8/4/97)               5.68%       Inception (8/4/97)               5.21%
 5 Years                         9.12         5 Years                         9.37
 1 Year                         36.63         1 Year                         26.73

CLASS R SHARES                               CLASS R SHARES
10 Years                         7.57%       10 Years                         7.43%
 5 Years                         9.59         5 Years                         9.84
 1 Year                         38.30         1 Year                         28.33
========================================     ========================================

CLASS R SHARES' INCEPTION DATE IS JUNE       DISTRIBUTIONS, CHANGES IN NET ASSET          YEAR. THE CDSC ON CLASS C SHARES IS 1%
3, 2002. RETURNS SINCE THAT DATE ARE         VALUE AND THE EFFECT OF THE MAXIMUM          FOR THE FIRST YEAR AFTER PURCHASE. CLASS
HISTORICAL RETURNS. ALL OTHER RETURNS        SALES CHARGE UNLESS OTHERWISE STATED.        R SHARES DO NOT HAVE A FRONT-END SALES
ARE BLENDED RETURNS OF HISTORICAL CLASS      PERFORMANCE FIGURES DO NOT REFLECT           CHARGE; RETURNS SHOWN ARE AT NET ASSET
R SHARE PERFORMANCE AND RESTATED CLASS A     DEDUCTION OF TAXES A SHAREHOLDER WOULD       VALUE AND DO NOT REFLECT A 0.75% CDSC
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      PAY ON FUND DISTRIBUTIONS OR SALE OF         THAT MAY BE IMPOSED ON A TOTAL
THE INCEPTION DATE OF CLASS R SHARES) AT     FUND SHARES. INVESTMENT RETURN AND           REDEMPTION OF RETIREMENT PLAN ASSETS
NET ASSET VALUE, ADJUSTED TO REFLECT THE     PRINCIPAL VALUE WILL FLUCTUATE SO THAT       WITHIN THE FIRST YEAR.
HIGHER RULE 12b-1 FEES APPLICABLE TO         YOU MAY HAVE A GAIN OR LOSS WHEN YOU
CLASS R SHARES.                              SELL SHARES.                                     THE PERFORMANCE OF THE FUND'S SHARE
                                                                                          CLASSES WILL DIFFER DUE TO DIFFERENT
    THE PERFORMANCE DATA QUOTED                  CLASS A SHARE PERFORMANCE REFLECTS       SALES CHARGE STRUCTURES AND CLASS
REPRESENT PAST PERFORMANCE AND CANNOT        THE MAXIMUM 5.50% SALES CHARGE, AND          EXPENSES.
GUARANTEE COMPARABLE FUTURE RESULTS;         CLASS B AND CLASS C SHARE PERFORMANCE
CURRENT PERFORMANCE MAY BE LOWER OR          REFLECTS THE APPLICABLE CONTINGENT               A REDEMPTION FEE OF 2% WILL BE
HIGHER. PLEASE VISIT AIMINVESTMENTS.COM      DEFERRED SALES CHARGE (CDSC) FOR THE         IMPOSED ON CERTAIN REDEMPTIONS OR
FOR THE MOST RECENT MONTH-END                PERIOD INVOLVED. THE CDSC ON CLASS B         EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
PERFORMANCE. PERFORMANCE FIGURES REFLECT     SHARES DECLINES FROM 5% BEGINNING AT THE     OF PURCHASE. EXCEPTIONS TO THE
REINVESTED                                   TIME OF PURCHASE TO 0% AT THE BEGINNING      REDEMPTION FEE ARE LISTED IN THE FUND'S
                                             OF THE SEVENTH                               PROSPECTUS.

AIM INTERNATIONAL GROWTH FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,           The hypothetical account values and
                                             to estimate the expenses that you paid       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      over the period. Simply divide your          actual ending account balance or
two types of costs: (1) transaction          account value by $1,000 (for example, an     expenses you paid for the period. You
costs, which may include sales charges       $8,600 account value divided by $1,000 =     may use this information to compare the
(loads) on purchase payments; contingent     8.6), then multiply the result by the        ongoing costs of investing in the Fund
deferred sales charges on redemptions;       number in the table under the heading        and other funds. To do so, compare this
and redemption fees, if any; and (2)         entitled "Actual Expenses Paid During        5% hypothetical example with the 5%
ongoing costs, including management          Period" to estimate the expenses you         hypothetical examples that appear in the
fees; distribution and/or service fees       paid on your account during this period.     shareholder reports of the other funds.
(12b-1); and other Fund expenses. This
example is intended to help you              HYPOTHETICAL EXAMPLE FOR COMPARISON              Please note that the expenses shown
understand your ongoing costs (in            PURPOSES                                     in the table are meant to highlight your
dollars) of investing in the Fund and to                                                  ongoing costs only and do not reflect
compare these costs with ongoing costs       The table below also provides                any transactional costs, such as sales
of investing in other mutual funds. The      information about hypothetical account       charges (loads) on purchase payments,
example is based on an investment of         values and hypothetical expenses based       contingent deferred sales charges on
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and       redemptions, and redemption fees, if
period and held for the entire period        an assumed rate of return of 5% per year     any. Therefore, the hypothetical
November 1, 2005, through April 30,          before expenses, which is not the Fund's     information is useful in comparing
2006.                                        actual return. The Fund's actual             ongoing costs only, and will not help
                                             cumulative total returns at net asset        you determine the relative total costs
ACTUAL EXPENSES                              value after expenses for the six months      of owning different funds. In addition,
                                             ended April 30, 2006, appear in the          if these transactional costs were
The table below provides information         table "Fund vs. Indexes" on page 3.          included, your costs would have been
about actual account values and actual                                                    higher.
expenses. You may use the information in
this table,

====================================================================================================================================
                                                  ACTUAL                          HYPOTHETICAL
                                                                       (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING            ENDING              EXPENSES        ENDING             EXPENSES         ANNUALIZED
SHARE           ACCOUNT VALUE       ACCOUNT VALUE         PAID DURING   ACCOUNT VALUE        PAID DURING        EXPENSE
CLASS             (11/1/05)         (4/30/06)(1)           PERIOD(2)     (4/30/06)            PERIOD(2)          RATIO
  A             $1,000.00            $1,257.20              $ 8.73        $1,017.06            $ 7.80            1.56%
  B              1,000.00             1,252.70               12.90         1,013.34             11.53            2.31
  C              1,000.00             1,252.40               12.90         1,013.34             11.53            2.31
  R              1,000.00             1,255.20               10.12         1,015.82              9.05            1.81

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005, through April
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
====================================================================================================================================

                                                                            [ARROW                        For More Information Visit
                                                                            BUTTON                             AIMinvestments.com
                                                                            IMAGE]

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM                 o The quality of services to be provided     company separate accounts with
International Mutual Funds (the "Board")     by AIM. The Board reviewed the               investment strategies comparable to
oversees the management of AIM               credentials and experience of the            those of the Fund; (ii) was lower than
International Growth Fund (the "Fund")       officers and employees of AIM who will       the advisory fee rates for a offshore
and, as required by law, determines          provide investment advisory services to      fund for which an AIM affiliate serves
annually whether to approve the              the Fund. In reviewing the                   as advisor with investment strategies
continuance of the Fund's advisory           qualifications of AIM to provide             comparable to those of the Fund; and
agreement with A I M Advisors, Inc.          investment advisory services, the Board      (iii) was higher than the advisory fee
("AIM"). Based upon the recommendation       reviewed the qualifications of AIM's         rates for nine separately managed wrap
of the Investments Committee of the          investment personnel and considered such     accounts managed by an AIM affiliate
Board, at a meeting held on June 30,         issues as AIM's portfolio and product        with investment strategies comparable to
2005, the Board, including all of the        review process, various back office          those of the Fund. The Board noted that
independent trustees, approved the           support functions provided by AIM and        AIM has agreed to waive advisory fees of
continuance of the advisory agreement        AIM's equity and fixed income trading        the Fund and to limit the Fund's total
(the "Advisory Agreement") between the       operation. Based on the review of these      operating expenses, as discussed below.
Fund and AIM for another year, effective     and other factors, the Board concluded       Based on this review, the Board
July 1, 2005.                                that the quality of services to be           concluded that the advisory fee rate for
                                             provided by AIM was appropriate and that     the Fund under the Advisory Agreement
    The Board considered the factors         AIM currently is providing satisfactory      was fair and reasonable.
discussed below in evaluating the            services in accordance with the terms of
fairness and reasonableness of the           the Advisory Agreement.                      o Fees relative to those of comparable
Advisory Agreement at the meeting on                                                      funds with other advisors. The Board
June 30, 2005 and as part of the Board's     o The performance of the Fund relative       reviewed the advisory fee rate for the
ongoing oversight of the Fund. In their      to comparable funds. The Board reviewed      Fund under the Advisory Agreement. The
deliberations, the Board and the             the performance of the Fund during the       Board compared effective contractual
independent trustees did not identify        past one, three and five calendar years      advisory fee rates at a common asset
any particular factor that was               against the performance of funds advised     level and noted that the Fund's rate was
controlling, and each trustee attributed     by other advisors with investment            comparable to the median rate of the
different weights to the various             strategies comparable to those of the        funds advised by other advisors with
factors.                                     Fund. The Board noted that the Fund's        investment strategies comparable to
                                             performance for the one and three year       those of the Fund that the Board
    One of the responsibilities of the       periods was above the median performance     reviewed. The Board noted that AIM has
Senior Officer of the Fund, who is           of such comparable funds and below such      agreed to waive advisory fees of the
independent of AIM and AIM's affiliates,     median performance for the five year         Fund and to limit the Fund's total
is to manage the process by which the        period. Based on this review, the Board      operating expenses, as discussed below.
Fund's proposed management fees are          concluded that no changes should be made     Based on this review, the Board
negotiated to ensure that they are           to the Fund and that it was not              concluded that the advisory fee rate for
negotiated in a manner which is at arm's     necessary to change the Fund's portfolio     the Fund under the Advisory Agreement
length and reasonable. To that end, the      management team at this time.                was fair and reasonable.
Senior Officer must either supervise a
competitive bidding process or prepare       o The performance of the Fund relative       o Expense limitations and fee waivers.
an independent written evaluation. The       to indices. The Board reviewed the           The Board noted that AIM has
Senior Officer has recommended an            performance of the Fund during the past      contractually agreed to waive advisory
independent written evaluation in lieu       one, three and five calendar years           fees of the Fund through December 31,
of a competitive bidding process and,        against the performance of the Lipper        2009 to the extent necessary so that the
upon the direction of the Board, has         International Multi-Cap Growth Index.        advisory fees payable by the Fund do not
prepared such an independent written         The Board noted that the Fund's              exceed a specified maximum advisory fee
evaluation. Such written evaluation also     performance in for the one and three         rate, which maximum rate includes
considered certain of the factors            year periods was above the performance       breakpoints and is based on net asset
discussed below. In addition, as             of such Index and comparable to such         levels. The Board considered the
discussed below, the Senior Officer made     Index for the five year period. Based on     contractual nature of this fee waiver
certain recommendations to the Board in      this review, the Board concluded that no     and noted that it remains in effect
connection with such written evaluation.     changes should be made to the Fund and       until December 31, 2009. The Board noted
                                             that it was not necessary to change the      that AIM has contractually agreed to
    The discussion below serves as a         Fund's portfolio management team at this     waive fees and/or limit expenses of the
summary of the Senior Officer's              time.                                        Fund through October 31, 2005 in an
independent written evaluation and                                                        amount equal to 0.05% of assets in
recommendations to the Board in              o Meeting with the Fund's portfolio          excess of $500 million. The Board
connection therewith, as well as a           managers and investment personnel. With      considered the contractual nature of
discussion of the material factors and       respect to the Fund, the Board is            this fee waiver/expense limitation and
the conclusions with respect thereto         meeting periodically with such Fund's        noted that it remains in effect until
that formed the basis for the Board's        portfolio managers and/or other              October 31, 2005. The Board considered
approval of the Advisory Agreement.          investment personnel and believes that       the effect this fee waiver/expense
After consideration of all of the            such individuals are competent and able      limitation would have on the Fund's
factors below and based on its informed      to continue to carry out their               estimated expenses and concluded that
business judgment, the Board determined      responsibilities under the Advisory          the levels of fee waivers/expense
that the Advisory Agreement is in the        Agreement.                                   limitations for the Fund were fair and
best interests of the Fund and its                                                        reasonable.
shareholders and that the compensation       o Overall performance of AIM. The Board
to AIM under the Advisory Agreement is       considered the overall performance of        o Breakpoints and economies of scale.
fair and reasonable and would have been      AIM in providing investment advisory and     The Board reviewed the structure of the
obtained through arm's length                portfolio administrative services to the     Fund's advisory fee under the Advisory
negotiations.                                Fund and concluded that such performance     Agreement, noting that it includes one
                                             was satisfactory.                            breakpoint. The Board reviewed the level
o The nature and extent of the advisory                                                   of the Fund's advisory fees, and noted
services to be provided by AIM. The          o Fees relative to those of clients of       that such fees, as a percentage of the
Board reviewed the services to be            AIM with comparable investment               Fund's net assets, have decreased as net
provided by AIM under the Advisory           strategies. The Board reviewed the           assets increased because the Advisory
Agreement. Based on such review, the         advisory fee rate for the Fund under the     Agreement includes a breakpoint. The
Board concluded that the range of            Advisory Agreement. The Board noted that     Board noted that AIM has contractually
services to be provided by AIM under the     this rate (i) was higher than the            agreed to waive advisory fees of the
Advisory Agreement was appropriate and       advisory fee rate for a variable             Fund through December 31, 2009 to the
that AIM currently is providing services     insurance fund advised by AIM and            extent necessary so that the
in accordance with the terms of the          offered to insurance
Advisory Agreement.

                                                                                                                         (continued)

AIM INTERNATIONAL GROWTH FUND

advisory fees payable by the Fund do not     o Profitability of AIM and its               o Other factors and current trends. In
exceed a specified maximum advisory fee      affiliates. The Board reviewed               determining whether to continue the
rate, which maximum rate includes            information concerning the profitability     Advisory Agreement for the Fund, the
breakpoints and is based on net asset        of AIM's (and its affiliates')               Board considered the fact that AIM,
levels. The Board concluded that the         investment advisory and other activities     along with others in the mutual fund
Fund's fee levels under the Advisory         and its financial condition. The Board       industry, is subject to regulatory
Agreement therefore reflect economies of     considered the overall profitability of      inquiries and litigation related to a
scale and that it was not necessary to       AIM, as well as the profitability of AIM     wide range of issues. The Board also
change the advisory fee breakpoints in       in connection with managing the Fund.        considered the governance and compliance
the Fund's advisory fee schedule.            The Board noted that AIM's operations        reforms being undertaken by AIM and its
                                             remain profitable, although increased        affiliates, including maintaining an
o Investments in affiliated money market     expenses in recent years have reduced        internal controls committee and
funds. The Board also took into account      AIM's profitability. Based on the review     retaining an independent compliance
the fact that uninvested cash and cash       of the profitability of AIM's and its        consultant, and the fact that AIM has
collateral from securities lending           affiliates' investment advisory and          undertaken to cause the Fund to operate
arrangements (collectively, "cash            other activities and its financial           in accordance with certain governance
balances") of the Fund may be invested       condition, the Board concluded that the      policies and practices. The Board
in money market funds advised by AIM         compensation to be paid by the Fund to       concluded that these actions indicated a
pursuant to the terms of an SEC              AIM under its Advisory Agreement was not     good faith effort on the part of AIM to
exemptive order. The Board found that        excessive.                                   adhere to the highest ethical standards,
the Fund may realize certain benefits                                                     and determined that the current
upon investing cash balances in AIM          o Benefits of soft dollars to AIM. The       regulatory and litigation environment to
advised money market funds, including a      Board considered the benefits realized       which AIM is subject should not prevent
higher net return, increased liquidity,      by AIM as a result of brokerage              the Board from continuing the Advisory
increased diversification or decreased       transactions executed through "soft          Agreement for the Fund.
transaction costs. The Board also found      dollar" arrangements. Under these
that the Fund will not receive reduced       arrangements, brokerage commissions paid
services if it invests its cash balances     by the Fund and/or other funds advised
in such money market funds. The Board        by AIM are used to pay for research and
noted that, to the extent the Fund           execution services. This research is
invests in affiliated money market           used by AIM in making investment
funds, AIM has voluntarily agreed to         decisions for the Fund. The Board
waive a portion of the advisory fees it      concluded that such arrangements were
receives from the Fund attributable to       appropriate.
such investment. The Board noted that,
to the extent the Fund invests in            o AIM's financial soundness in light of
affiliated money market funds, AIM has       the Fund's needs. The Board considered
voluntarily agreed to waive a portion of     whether AIM is financially sound and has
the advisory fees it receives from the       the resources necessary to perform its
Fund attributable to such investment.        obligations under the Advisory
The Board further determined that the        Agreement, and concluded that AIM has
proposed securities lending program and      the financial resources necessary to
related procedures with respect to the       fulfill its obligations under the
lending Fund is in the best interests of     Advisory Agreement.
the lending Fund and its respective
shareholders. The Board therefore            o Historical relationship between the
concluded that the investment of cash        Fund and AIM. In determining whether to
collateral received in connection with       continue the Advisory Agreement for the
the securities lending program in the        Fund, the Board also considered the
money market funds according to the          prior relationship between AIM and the
procedures is in the best interests of       Fund, as well as the Board's knowledge
the lending Fund and its respective          of AIM's operations, and concluded that
shareholders.                                it was beneficial to maintain the
                                             current relationship, in part, because
o Independent written evaluation and         of such knowledge. The Board also
recommendations of the Fund's Senior         reviewed the general nature of the
Officer. The Board noted that, upon          non-investment advisory services
their direction, the Senior Officer of       currently performed by AIM and its
the Fund, who is independent of AIM and      affiliates, such as administrative,
AIM's affiliates, had prepared an            transfer agency and distribution
independent written evaluation in order      services, and the fees received by AIM
to assist the Board in determining the       and its affiliates for performing such
reasonableness of the proposed               services. In addition to reviewing such
management fees of the AIM Funds,            services, the trustees also considered
including the Fund. The Board noted that     the organizational structure employed by
the Senior Officer's written evaluation      AIM and its affiliates to provide those
had been relied upon by the Board in         services. Based on the review of these
this regard in lieu of a competitive         and other factors, the Board concluded
bidding process. In determining whether      that AIM and its affiliates were
to continue the Advisory Agreement for       qualified to continue to provide
the Fund, the Board considered the           non-investment advisory services to the
Senior Officer's written evaluation and      Fund, including administrative, transfer
the recommendation made by the Senior        agency and distribution services, and
Officer to the Board that the Board          that AIM and its affiliates currently
consider implementing a process to           are providing satisfactory
assist them in more closely monitoring       non-investment advisory services.
the performance of the AIM Funds. The
Board concluded that it would be
advisable to implement such a process as
soon as reasonably practicable.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/06

AIM INTERNATIONAL GROWTH FUND

INSTITUTIONAL CLASS SHARES                   ========================================     LESS THAN THOSE SHOWN. ALL RETURNS
                                                                                          ASSUME REINVESTMENT OF DISTRIBUTIONS AT
The following information has been           AVERAGE ANNUAL TOTAL RETURNS                 NET ASSET VALUE. INVESTMENT RETURN AND
prepared to provide Institutional Class      For periods ended 4/30/06                    PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
shareholders with a performance overview                                                  SHARES, WHEN REDEEMED, MAY BE WORTH MORE
specific to their holdings.                  Inception (3/15/02)               16.03%     OR LESS THAN THEIR ORIGINAL COST. SEE
Institutional Class shares are offered        1 Year                           39.36      FULL REPORT FOR INFORMATION ON
exclusively to institutional investors,       6 Months*                        25.98      COMPARATIVE BENCHMARKS. PLEASE CONSULT
including defined contribution plans                                                      YOUR FUND PROSPECTUS FOR MORE
that meet certain criteria.                  ========================================     INFORMATION. FOR THE MOST CURRENT
                                                                                          MONTH-END PERFORMANCE, PLEASE CALL
                                             AVERAGE ANNUAL TOTAL RETURNS                 800-451-4246 OR VISIT
                                             For periods ended 3/31/06, most recent       AIMINVESTMENTS.COM.
                                             calendar quarter-end
                                                                                              A REDEMPTION FEE OF 2% WILL BE
                                             Inception (3/15/02)               15.12%     IMPOSED ON CERTAIN REDEMPTIONS OR
                                              1 Year                           29.37      EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
                                              6 Months*                        16.72      OF PURCHASE. EXCEPTIONS TO THE
                                                                                          REDEMPTION FEE ARE LISTED IN THE FUND'S
                                             *Cumulative total return that has not        PROSPECTUS.
                                             been annualized

                                             ========================================

                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                             CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
                                             OTHER SHARE CLASSES DUE TO DIFFERING
                                             SALES CHARGES AND CLASS EXPENSES.

                                                 PLEASE NOTE THAT PAST PERFORMANCE
                                             IS NOT INDICATIVE OF FUTURE RESULTS.
========================================     MORE RECENT RETURNS MAY BE MORE OR
NASDAQ SYMBOL                      AIEVX
========================================

                                                                                       Over for information on your Fund's expenses.

==========================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES
CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
==========================================================================

                                                 FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
  --Registered Trademark--                              --Registered Trademark--

AIMinvestments.com                  IGR-INS-2           A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over     six months ended April 30, 2006, appears
                                             the period. Simply divide your account       in the table on the front of this
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      supplement.
ongoing costs, including management fees     account value divided by $1,000 = 8.6),
and other Fund expenses. This example is     then multiply the result by the number           The hypothetical account values and
intended to help you understand your         in the table under the heading entitled      expenses may not be used to estimate the
ongoing costs (in dollars) of investing      "Actual Expenses Paid During Period" to      actual ending account balance or
in the Fund and to compare these costs       estimate the expenses you paid on your       expenses you paid for the period. You
with ongoing costs of investing in other     account during this period.                  may use this information to compare the
mutual funds. The example is based on an                                                  ongoing costs of investing in the Fund
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR                     and other funds. To do so, compare this
beginning of the period and held for the     COMPARISON PURPOSES                          5% hypothetical example with the 5%
entire period November 1, 2005, through                                                   hypothetical examples that appear in the
April 30, 2006.                              The table below also provides                shareholder reports of the other funds.
                                             information about hypothetical account
ACTUAL EXPENSES                              values and hypothetical expenses based           Please note that the expenses shown
                                             on the Fund's actual expense ratio and       in the table are meant to highlight your
The table below provides information         an assumed rate of return of 5% per year     ongoing costs only. Therefore, the
about actual account values and actual       before expenses, which is not the Fund's     hypothetical information is useful in
expenses. You may use the information in     actual return. The Fund's actual             comparing ongoing costs only, and will
this table, together with the amount you     cumulative total return after expenses       not help you determine the relative
invested, to                                 for the                                      total costs of owning different funds.

====================================================================================================================================

                                                     ACTUAL                         HYPOTHETICAL
                                                                         (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING         ENDING               EXPENSES         ENDING            EXPENSES          ANNUALIZED
SHARE                ACCOUNT VALUE     ACCOUNT VALUE         PAID DURING    ACCOUNT VALUE       PAID DURING         EXPENSE
CLASS                  (11/1/05)        (4/30/06)(1)          PERIOD(2)       (4/30/06)          PERIOD(2)           RATIO
Institutional          $1,000.00         $1,259.80              $6.05         $1,019.44            5.41              1.08%

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005 through April
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended April 30, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

====================================================================================================================================

AIMinvestments.com                  IGR-INS-2           A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS

April 30, 2006
(Unaudited)

                                                 SHARES          VALUE
---------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-93.80%

AUSTRALIA-2.69%

BHP Billiton Ltd. (Diversified Metals &
  Mining)                                        1,641,300   $   36,531,637
---------------------------------------------------------------------------
Brambles Industries Ltd. (Diversified
  Commercial & Professional Services)(a)(b)      1,851,693       15,712,042
---------------------------------------------------------------------------
QBE Insurance Group Ltd. (Property & Casualty
  Insurance)                                       877,500       14,918,349
===========================================================================
                                                                 67,162,028
===========================================================================

AUSTRIA-0.80%

OMV A.G. (Integrated Oil & Gas)(a)                 288,000       19,996,743
===========================================================================

BELGIUM-2.67%

InBev N.V. (Brewers)(b)                            671,400       33,867,273
---------------------------------------------------------------------------
KBC Groep N.V. (Diversified Banks)(a)(b)           282,700       32,796,013
===========================================================================
                                                                 66,663,286
===========================================================================

CANADA-5.94%

Canadian National Railway Co. (Railroads)          516,900       23,177,278
---------------------------------------------------------------------------
Canadian Natural Resources Ltd. (Oil & Gas
  Exploration & Production)                        407,200       24,475,707
---------------------------------------------------------------------------
EnCana Corp. (Oil & Gas Exploration &
  Production)                                      318,100       15,899,309
---------------------------------------------------------------------------
Manulife Financial Corp. (Life & Health
  Insurance)                                       513,850       33,551,923
---------------------------------------------------------------------------
Shoppers Drug Mart Corp. (Drug Retail)             350,000       13,899,821
---------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)         432,800       37,062,855
===========================================================================
                                                                148,066,893
===========================================================================

CHINA-1.15%

Foxconn International Holdings Ltd.
  (Communications Equipment)(a)(c)               6,850,000       14,730,180
---------------------------------------------------------------------------
Ping An Insurance (Group) Co. of China Ltd.-
  Class H (Life & Health Insurance)(a)           5,043,000       13,853,716
===========================================================================
                                                                 28,583,896
===========================================================================

FRANCE-12.04%

AXA (Multi-Line Insurance)(a)                      567,600       20,746,897
---------------------------------------------------------------------------
BNP Paribas S.A. (Diversified Banks)(a)            466,898       44,119,923
---------------------------------------------------------------------------
BNP Paribas S.A. (Diversified Banks)(c)             46,689        4,261,958
---------------------------------------------------------------------------
Bouygues S.A. (Wireless Telecommunication
  Services)(a)(b)                                  154,218        8,410,921
---------------------------------------------------------------------------
Capgemini S.A. (IT Consulting & Other
  Services)(a)(c)                                  322,500       17,211,569
---------------------------------------------------------------------------
Pernod Ricard S.A. (Distillers & Vintners)         127,638       24,751,981
---------------------------------------------------------------------------
Sanofi-Aventis (Pharmaceuticals)(a)                234,580       22,118,240
---------------------------------------------------------------------------
Societe Generale (Diversified Banks)(a)            217,700       33,259,996
---------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)(a)               157,239       43,463,439
---------------------------------------------------------------------------

                                                 SHARES          VALUE
---------------------------------------------------------------------------
FRANCE-(CONTINUED)

Veolia Environnement (Multi-Utilities)(a)          285,900   $   17,113,546
---------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)            437,960       43,515,213
---------------------------------------------------------------------------
Vivendi Universal S.A. (Movies &
  Entertainment)(a)                                577,500       21,105,749
===========================================================================
                                                                300,079,432
===========================================================================

GERMANY-5.59%

Adidas-Salomon A.G. (Apparel, Accessories &
  Luxury Goods)(a)                                  85,987       18,152,028
---------------------------------------------------------------------------
Commerzbank A.G. (Diversified Banks)(a)            437,900       18,148,902
---------------------------------------------------------------------------
Continental A.G. (Tires & Rubber)(b)               173,200       20,622,340
---------------------------------------------------------------------------
MAN A.G. (Industrial Machinery)(a)                 380,400       28,820,308
---------------------------------------------------------------------------
Merck KGaA (Pharmaceuticals)(a)(b)(c)              235,297       24,930,677
---------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)(b)        71,502       28,824,298
===========================================================================
                                                                139,498,553
===========================================================================

GREECE-1.15%

OPAP S.A. (Casinos & Gaming)(a)                    777,800       28,696,199
===========================================================================

HONG KONG-1.14%

Esprit Holdings Ltd. (Apparel Retail)            1,744,000       13,923,568
---------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Industrial
  Conglomerates)(a)                              1,469,000       14,385,071
===========================================================================
                                                                 28,308,639
===========================================================================

HUNGARY-1.04%

OTP Bank Rt. (Diversified Banks)                   666,300       25,837,327
===========================================================================

INDIA-2.46%

Housing Development Finance Corp. Ltd.
  (Thrifts & Mortgage Finance)(a)(c)               474,536       13,726,448
---------------------------------------------------------------------------
Infosys Technologies Ltd. (IT Consulting &
  Other Services)(a)                               499,288       34,897,197
---------------------------------------------------------------------------
Maruti Udyog Ltd. (Automobile
  Manufacturers)(a)                                625,932       12,825,662
===========================================================================
                                                                 61,449,307
===========================================================================

INDONESIA-0.55%

PT Telekomunikasi Indonesia Tbk-Series B
  (Integrated Telecommunication Services)(a)    16,000,000       13,773,318
===========================================================================

IRELAND-2.62%

Anglo Irish Bank Corp. PLC (Diversified
  Banks)(a)                                      2,580,517       42,486,353
---------------------------------------------------------------------------
CRH PLC (Construction Materials)(a)                622,411       22,891,858
===========================================================================
                                                                 65,378,211
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------

ISRAEL-0.67%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                                415,100   $   16,811,550
===========================================================================

ITALY-1.56%

Eni S.p.A. (Integrated Oil & Gas)(a)             1,272,749       38,801,721
===========================================================================

JAPAN-14.67%

Astellas Pharma Inc. (Pharmaceuticals)(a)          581,000       24,212,123
---------------------------------------------------------------------------
Canon Inc. (Office Electronics)(a)                 554,200       42,337,498
---------------------------------------------------------------------------
FANUC Ltd. (Industrial Machinery)(a)               277,300       26,250,384
---------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment
  Manufacturers)                                   748,200       30,290,700
---------------------------------------------------------------------------
JSR Corp. (Specialty Chemicals)(a)                 643,400       19,801,248
---------------------------------------------------------------------------
Keyence Corp. (Electronic Equipment
  Manufacturers)                                    82,800       21,727,092
---------------------------------------------------------------------------
Matsushita Electric Industrial Co., Ltd.
  (Consumer Electronics)(a)                        754,000       18,213,786
---------------------------------------------------------------------------
Mizuho Financial Group, Inc. (Diversified
  Banks)(a)                                            296        2,519,371
---------------------------------------------------------------------------
Mizuho Financial Group, Inc. (Diversified
  Banks) (Acquired 10/24/05; Cost
  $9,401,000)(a)(d)                                  1,564       13,311,814
---------------------------------------------------------------------------
Nissan Motor Co., Ltd. (Automobile
  Manufacturers)(a)                              2,093,200       27,545,095
---------------------------------------------------------------------------
Nitto Denko Corp. (Specialty Chemicals)(a)         231,700       19,396,438
---------------------------------------------------------------------------
ORIX Corp. (Consumer Finance)(a)                    94,300       28,534,431
---------------------------------------------------------------------------
SMC Corp. (Industrial Machinery)                    79,300       12,047,862
---------------------------------------------------------------------------
Suzuki Motor Corp. (Automobile
  Manufacturers)(a)                                680,000       16,585,533
---------------------------------------------------------------------------
Toyota Motor Corp. (Automobile
  Manufacturers)(a)                                561,400       32,871,666
---------------------------------------------------------------------------
Yamada Denki Co., Ltd. (Computer &
  Electronics Retail)                              123,900       13,503,109
---------------------------------------------------------------------------
Yamaha Motor Co., Ltd. (Motorcycle
  Manufacturers)(a)                                605,600       16,653,197
===========================================================================
                                                                365,801,347
===========================================================================

MEXICO-2.34%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)            721,200       26,619,492
---------------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                              628,500       13,324,200
---------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
  (Hypermarkets & Super Centers)                 6,453,200       18,398,975
===========================================================================
                                                                 58,342,667
===========================================================================

NETHERLANDS-1.37%

ING Groep N.V. (Other Diversified Financial
  Services)(a)                                     420,300       17,108,879
---------------------------------------------------------------------------
Koninklijke DSM N.V. (Specialty Chemicals)(a)      371,900       16,957,057
===========================================================================
                                                                 34,065,936
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------

NORWAY-0.81%

Petroleum Geo-Services A.S.A. (Oil & Gas
  Equipment & Services)(a)(c)                      359,800   $   20,201,572
===========================================================================

RUSSIA-0.67%

LUKOIL-ADR (Integrated Oil & Gas)(a)               184,400       16,678,389
===========================================================================

SINGAPORE-1.27%

Keppel Corp. Ltd. (Industrial
  Conglomerates)(a)                              1,941,000       18,814,997
---------------------------------------------------------------------------
United Overseas Bank Ltd. (Diversified
  Banks)(a)                                      1,240,000       12,822,387
===========================================================================
                                                                 31,637,384
===========================================================================

SOUTH AFRICA-1.48%

Standard Bank Group Ltd. (Diversified
  Banks)(a)                                      1,490,561       21,262,272
---------------------------------------------------------------------------
Telkom South Africa Ltd. (Integrated
  Telecommunication Services)                      653,600       15,568,635
===========================================================================
                                                                 36,830,907
===========================================================================

SOUTH KOREA-3.98%

Daewoo Shipbuilding & Marine Engineering Co.,
  Ltd. (Construction & Farm Machinery & Heavy
  Trucks)                                          299,400        8,744,734
---------------------------------------------------------------------------
Hynix Semiconductor Inc.
  (Semiconductors)(a)(c)                           379,870       13,167,241
---------------------------------------------------------------------------
Hyundai Motor Co. (Automobile
  Manufacturers)(a)                                166,670       14,646,941
---------------------------------------------------------------------------
Kookmin Bank (Diversified Banks)(a)                226,750       20,235,854
---------------------------------------------------------------------------
LG.Philips LCD Co., Ltd.-ADR (Electronic
  Equipment Manufacturers)(b)(c)                   503,000       10,588,150
---------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronic
  Equipment Manufacturers)(a)                       46,690       31,940,902
===========================================================================
                                                                 99,323,822
===========================================================================

SPAIN-3.35%

ACS, Actividades de Construccion y Servicios,
  S.A. (Construction & Engineering)(a)             515,900       21,415,270
---------------------------------------------------------------------------
Banco Santander Central Hispano S.A.
  (Diversified Banks)(a)                         1,359,000       20,961,555
---------------------------------------------------------------------------
Grupo Ferrovial, S.A. (Construction &
  Engineering)                                     208,100       17,079,513
---------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel
  Retail)                                          593,800       24,161,618
===========================================================================
                                                                 83,617,956
===========================================================================

SWEDEN-1.55%

Atlas Copco A.B.-Class A (Industrial
  Machinery)(a)(b)                                 764,400       22,582,135
---------------------------------------------------------------------------
Swedish Match A.B. (Tobacco)(a)(b)               1,078,700       16,192,879
===========================================================================
                                                                 38,775,014
===========================================================================

SWITZERLAND-8.37%

Compagnie Financiere Richemont A.G.-Class A
  (Apparel, Accessories & Luxury Goods)(a)(e)      751,160       38,900,939
---------------------------------------------------------------------------
Credit Suisse Group (Diversified Capital
  Markets)(a)(b)                                   302,800       19,018,526
---------------------------------------------------------------------------
Nestle S.A. (Packaged Foods & Meats)(a)             82,630       25,193,831
---------------------------------------------------------------------------

                                                 SHARES          VALUE
---------------------------------------------------------------------------
SWITZERLAND-(CONTINUED)

Roche Holding A.G. (Pharmaceuticals)(a)(b)         251,112   $   38,606,228
---------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural
  Chemicals)(c)                                    311,990       43,520,618
---------------------------------------------------------------------------
UBS A.G. (Diversified Capital Markets)(a)          366,898       43,467,104
===========================================================================
                                                                208,707,246
===========================================================================

TAIWAN-1.75%

Hon Hai Precision Industry Co., Ltd.
  (Electronic Manufacturing Services)(a)(c)      2,991,450       20,194,740
---------------------------------------------------------------------------
MediaTek Inc. (Semiconductors)(a)(c)               875,000       10,232,770
---------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)(a)(c)                         6,222,699       13,220,662
===========================================================================
                                                                 43,648,172
===========================================================================

TURKEY-0.64%

Akbank T.A.S. (Diversified Banks)(a)             1,895,100       15,841,189
===========================================================================

UNITED KINGDOM-9.48%

Aviva PLC (Multi-Line Insurance)(a)              1,592,840       23,266,923
---------------------------------------------------------------------------
Capita Group PLC (Human Resource & Employment
  Services)                                      1,859,900       15,797,773
---------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)                1,039,600       17,688,920
---------------------------------------------------------------------------
GlaxoSmithKline PLC (Pharmaceuticals)              768,346       21,803,179
---------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)(a)          1,205,700       37,452,188
---------------------------------------------------------------------------
Informa PLC (Publishing)(a)                      1,319,422       11,763,970
---------------------------------------------------------------------------
International Power PLC (Independent Power
  Producers & Energy Traders)(a)(c)              3,807,100       20,665,468
---------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)(a)      715,030       26,056,720
---------------------------------------------------------------------------
Shire PLC (Pharmaceuticals)                      1,609,100       25,090,109
---------------------------------------------------------------------------
Tesco PLC (Food Retail)(a)                       3,662,972       21,336,138
---------------------------------------------------------------------------
WPP Group PLC (Advertising)(a)                   1,242,500       15,338,239
===========================================================================
                                                                236,259,627
===========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $1,356,702,618)                         2,338,838,331
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------

PREFERRED STOCKS-3.41%

BRAZIL-1.33%

Companhia de Bebidas das Americas-Pfd.-ADR
  (Brewers)(b)                                     393,700   $   18,228,310
---------------------------------------------------------------------------
Petroleo Brasileiro S.A.-Pfd.-ADR (Integrated
  Oil & Gas)                                       168,700       14,995,743
===========================================================================
                                                                 33,224,053
===========================================================================

GERMANY-2.08%

Henkel KGaA-Pfd. (Household Products)(a)(b)        211,500       25,427,400
---------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile
  Manufacturers)(a)                                 26,347       26,271,528
===========================================================================
                                                                 51,698,928
===========================================================================
    Total Preferred Stocks (Cost $55,232,051)                    84,922,981
===========================================================================
MONEY MARKET FUNDS-4.24%

Liquid Assets Portfolio-Institutional
  Class(f)                                      52,805,191       52,805,191
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(f)     52,805,191       52,805,191
===========================================================================
    Total Money Market Funds (Cost
      $105,610,382)                                             105,610,382
===========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-101.45% (Cost
  $1,517,545,051)                                             2,529,371,694
===========================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-8.09%

Liquid Assets Portfolio-Institutional
  Class(f)(g)                                  201,827,209      201,827,209
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $201,827,209)                                       201,827,209
===========================================================================
TOTAL INVESTMENTS-109.54% (Cost
  $1,719,372,260)                                             2,731,198,903
===========================================================================
OTHER ASSETS LESS LIABILITIES-(9.54)%                          (237,922,588)
===========================================================================
NET ASSETS-100.00%                                           $2,493,276,315
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Ctfs.  - Certificates
Pfd.   - Preferred

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2006 was $1,642,650,193, which represented 65.88% of the Fund's Net Assets. See Note 1A.
(b) All or a portion of this security is out on loan at April 30, 2006.
(c) Non-income producing security.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at April 30, 2006 represented 0.53% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.
(e) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $1,411,934,669)*  $2,423,761,312
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $307,437,591)                            307,437,591
============================================================
     Total investments (cost $1,719,372,260)   2,731,198,903
============================================================
Foreign currencies, at value (cost
  $10,769,459)                                    11,318,268
------------------------------------------------------------
Receivables for:
  Investments sold                                17,162,842
------------------------------------------------------------
  Fund shares sold                                 7,702,575
------------------------------------------------------------
  Dividends                                        4,488,772
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               154,969
------------------------------------------------------------
Other assets                                         118,013
============================================================
     Total assets                              2,772,144,342
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                           42,322,342
------------------------------------------------------------
  Fund shares reacquired                          31,549,751
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                294,042
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                      201,827,209
------------------------------------------------------------
Accrued distribution fees                            712,266
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             4,774
------------------------------------------------------------
Accrued transfer agent fees                        1,783,146
------------------------------------------------------------
Accrued operating expenses                           374,497
============================================================
     Total liabilities                           278,868,027
============================================================
Net assets applicable to shares outstanding   $2,493,276,315
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,590,430,768
------------------------------------------------------------
Undistributed net investment income (loss)        (6,116,264)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (102,962,673)
------------------------------------------------------------
Unrealized appreciation from investment
  securities and foreign currencies            1,011,924,484
============================================================
                                              $2,493,276,315
____________________________________________________________
============================================================


NET ASSETS:

Class A                                       $1,792,799,615
____________________________________________________________
============================================================
Class B                                       $  282,123,322
____________________________________________________________
============================================================
Class C                                       $  179,772,399
____________________________________________________________
============================================================
Class R                                       $   15,185,433
____________________________________________________________
============================================================
Institutional Class                           $  223,395,546
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           66,441,277
____________________________________________________________
============================================================
Class B                                           11,228,303
____________________________________________________________
============================================================
Class C                                            7,148,174
____________________________________________________________
============================================================
Class R                                              567,669
____________________________________________________________
============================================================
Institutional Class                                8,176,060
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        26.98
------------------------------------------------------------
  Offering price per share
     (Net asset value of $26.98 divided by
       94.50%)                                $        28.55
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                    $        25.13
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                    $        25.15
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                    $        26.75
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                    $        27.32
____________________________________________________________
============================================================

* At April 30, 2006, securities with an aggregate value of $191,907,065 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $1,274,949)      $ 15,157,866
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $182,950, after compensation
  to counterparties of $1,304,778)                               1,869,744
--------------------------------------------------------------------------
Interest                                                            17,896
==========================================================================
     Total investment income                                    17,045,506
==========================================================================


EXPENSES:

Advisory fees                                                   10,152,088
--------------------------------------------------------------------------
Administrative services fees                                       237,279
--------------------------------------------------------------------------
Custodian fees                                                   1,105,309
--------------------------------------------------------------------------
Distribution fees:

  Class A                                                        2,009,094
--------------------------------------------------------------------------
  Class B                                                        1,352,530
--------------------------------------------------------------------------
  Class C                                                          775,066
--------------------------------------------------------------------------
  Class R                                                           28,681
--------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                             2,856,438
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                32,781
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           31,714
--------------------------------------------------------------------------
Other                                                              336,453
==========================================================================
     Total expenses                                             18,917,433
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (525,204)
==========================================================================
     Net expenses                                               18,392,229
==========================================================================
Net investment income (loss)                                    (1,346,723)
==========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities (includes gains from securities sold
     to affiliates of $134,350)                                104,445,402
--------------------------------------------------------------------------
  Foreign currencies                                              (994,069)
==========================================================================
                                                               103,451,333
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        396,811,989
--------------------------------------------------------------------------
  Foreign currencies                                               292,339
==========================================================================
                                                               397,104,328
==========================================================================
Net gain from investment securities and foreign currencies     500,555,661
==========================================================================
Net increase in net assets resulting from operations          $499,208,938
__________________________________________________________________________
==========================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2006 and the year ended October 31, 2005 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (1,346,723)   $    7,558,877
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   103,451,333       167,072,543
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                            397,104,328       146,980,078
==============================================================================================
    Net increase in net assets resulting from operations         499,208,938       321,611,498
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (11,764,093)               --
----------------------------------------------------------------------------------------------
  Class B                                                           (247,654)               --
----------------------------------------------------------------------------------------------
  Class C                                                           (134,689)               --
----------------------------------------------------------------------------------------------
  Class R                                                            (52,557)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                             (1,745,195)               --
==============================================================================================
    Decrease in net assets resulting from distributions          (13,944,188)               --
==============================================================================================
Share transactions-net:
  Class A                                                         (8,227,731)      (86,426,188)
----------------------------------------------------------------------------------------------
  Class B                                                        (28,497,049)     (100,538,960)
----------------------------------------------------------------------------------------------
  Class C                                                         12,864,556        (4,637,039)
----------------------------------------------------------------------------------------------
  Class R                                                          3,981,686         5,654,245
----------------------------------------------------------------------------------------------
  Institutional Class                                             90,786,720        79,580,219
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                           70,908,182      (106,367,723)
==============================================================================================
    Net increase in net assets                                   556,172,932       215,243,775
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,937,103,383     1,721,859,608
==============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(6,116,264) and $9,174,647,
    respectively)                                             $2,493,276,315    $1,937,103,383
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Growth Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

H. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

I. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $1 billion                                                0.95%
---------------------------------------------------------------------
Over $1 billion                                                 0.90%
 ____________________________________________________________________
=====================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $250 million                                              0.935%
----------------------------------------------------------------------
Next $250 million                                               0.91%
----------------------------------------------------------------------
Next $500 million                                               0.885%
----------------------------------------------------------------------
Next $1.5 billion                                               0.86%
----------------------------------------------------------------------
Next $2.5 billion                                               0.835%
----------------------------------------------------------------------
Next $2.5 billion                                               0.81%
----------------------------------------------------------------------
Next $2.5 billion                                               0.785%
----------------------------------------------------------------------
Over $10 billion                                                0.76%
 _____________________________________________________________________
======================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2006, AIM waived fees of $477,901.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $910.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2006, AIM was paid $237,279.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AISI to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2006, the Fund paid AISI $2,856,438 for Class A, Class B, Class C and Class R share classes and $32,781 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2006, the Class A, Class B, Class C and Class R shares paid $2,009,094, $1,352,530, $775,066 and $28,681, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2006, ADI advised the Fund that it retained $126,348 in front-end sales commissions from the sale of Class A shares and $1,661, $46,849, $4,057 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      04/30/06         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 8,233,242      $175,813,023      $(131,241,074)        $   --        $ 52,805,191     $  842,206      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             8,233,242       175,813,023       (131,241,074)            --          52,805,191        844,588          --
===================================================================================================================================
  Subtotal        $16,466,484      $351,626,046      $(262,482,148)        $   --        $105,610,382     $1,686,794      $   --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      04/30/06        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $80,692,180      $426,643,931      $(305,508,902)        $  --         $201,827,209     $  182,950       $  --
===================================================================================================================================
  Total           $97,158,664      $778,269,977      $(567,991,050)        $  --         $307,437,591     $1,869,744       $  --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2006, the Fund engaged in securities sales of $480,162, which resulted in net realized gains of $134,350 and securities purchases of $0.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $46,393.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2006, the Fund paid legal fees of $8,833 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2006, securities with an aggregate value of $191,907,065 were on loan to brokers. The loans were secured by cash collateral of $201,827,209 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended April 30, 2006, the Fund received dividends on cash collateral investments of $182,950 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9-- TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2005 to utilizing $196,528,664 of capital loss carryforward in the fiscal year ended October 31, 2006.

    The Fund had a capital loss carryforward as of October 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2008                                                $  2,432,573
-----------------------------------------------------------------------------
October 31, 2009                                                   9,557,579
-----------------------------------------------------------------------------
October 31, 2010                                                 193,531,125
=============================================================================
Total capital loss carryforward                                 $205,521,277
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2006 was $448,610,618 and $417,134,527, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $1,010,358,046
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (3,839,823)
==============================================================================
Net unrealized appreciation of investment securities            $1,006,518,223
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,724,680,680.

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase.


                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                   APRIL 30, 2006(a)                OCTOBER 31, 2005
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      10,056,756    $ 247,611,587     18,721,536    $ 381,380,192
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,155,725       26,182,807      1,993,930       37,701,226
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,358,653       31,097,120      1,776,272       33,816,769
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         281,096        6,904,861        434,539        9,047,454
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           4,112,964      101,955,637      3,991,792       84,280,029
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         474,942       11,104,144             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                          10,471          228,576             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                           5,782          126,326             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                           2,275           52,557             --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              73,779        1,743,391             --               --
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         966,101       23,988,996      3,692,644       75,387,488
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,037,190)     (23,988,996)    (3,962,574)     (75,387,488)
==========================================================================================================================
Reacquired:(b)
  Class A                                                     (11,962,106)    (290,932,458)   (26,448,370)    (543,193,868)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,352,619)     (30,919,436)    (3,320,218)     (62,852,698)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                        (802,470)     (18,358,890)    (2,020,119)     (38,453,808)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (121,728)      (2,975,732)      (164,354)      (3,393,209)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (513,095)     (12,912,308)      (217,170)      (4,699,810)
==========================================================================================================================
                                                                2,709,336    $  70,908,182     (5,522,092)   $(106,367,723)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 27% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
()     In addition, 5% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b) Amount is net of redemption fees of $16,239, $2,722, $1,564, $116 and $1,588 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively, the six months ended April 30, 2006 and $14,834, $2,960, $1,319, $47 and $445 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively, the year ended October 31, 2005.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              CLASS A
                                  -----------------------------------------------------------------------------------------------
                                  SIX MONTHS
                                    ENDED                                      YEAR ENDED OCTOBER 31,
                                  APRIL 30,        ------------------------------------------------------------------------------
                                     2006             2005             2004             2003             2002             2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $   21.63        $    18.16       $    15.23       $    12.69       $    14.45       $    21.60
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)        (0.00)(a)          0.11(a)          0.05(a)          0.01(a)         (0.03)(a)        (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                    5.53              3.36             2.90             2.53            (1.73)           (5.66)
=================================================================================================================================
    Total from investment
      operations                       5.53              3.47             2.95             2.54            (1.76)           (5.67)
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                            (0.18)               --            (0.02)              --               --               --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net
    realized gains                       --                --               --               --               --            (1.48)
=================================================================================================================================
    Total distributions               (0.18)               --            (0.02)              --               --            (1.48)
=================================================================================================================================
Redemption fees added to shares
  of beneficial interest               0.00              0.00             0.00               --               --               --
=================================================================================================================================
Net asset value, end of period    $   26.98        $    21.63       $    18.16       $    15.23       $    12.69       $    14.45
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                       25.68%            19.11%           19.40%           20.02%          (12.18)%         (27.96)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $1,792,800       $1,447,049       $1,288,548       $1,117,420       $1,093,344       $1,404,269
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or
    expense reimbursements             1.56%(c)          1.69%            1.70%            1.74%            1.70%            1.57%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements             1.61%(c)          1.74%            1.74%            1.82%            1.74%            1.61%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets        (0.01)%(c)         0.54%            0.27%            0.09%           (0.21)%          (0.04)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)               20%               37%              54%              77%              77%              85%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,620,595,185.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                 CLASS B
                                          -------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                 YEAR ENDED OCTOBER 31,
                                          APRIL 30,        --------------------------------------------------------------------
                                             2006            2005           2004           2003           2002           2001
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  20.08        $  16.99       $  14.32       $  12.02       $  13.78       $  20.81
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.09)(a)       (0.03)(a)      (0.07)(a)      (0.08)(a)      (0.12)(a)      (0.13)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   5.16            3.12           2.74           2.38          (1.64)         (5.42)
===============================================================================================================================
    Total from investment operations           5.07            3.09           2.67           2.30          (1.76)         (5.55)
===============================================================================================================================
Less distributions:
  Dividends from net investment income        (0.02)             --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains          --              --             --             --             --          (1.48)
===============================================================================================================================
    Total distributions                       (0.02)             --             --             --             --          (1.48)
===============================================================================================================================
Redemption fees added to shares of
  beneficial interest                          0.00            0.00           0.00             --             --             --
===============================================================================================================================
Net asset value, end of period             $  25.13        $  20.08       $  16.99       $  14.32       $  12.02       $  13.78
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                               25.27%          18.19%         18.64%         19.14%        (12.77)%       (28.48)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $282,123        $250,056       $301,380       $360,671       $401,288       $612,125
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                             2.31%(c)        2.41%          2.40%          2.44%          2.40%          2.27%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             2.36%(c)        2.46%          2.44%          2.52%          2.44%          2.31%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (0.76)%(c)      (0.18)%        (0.43)%        (0.61)%        (0.91)%        (0.75)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(d)                       20%             37%            54%            77%            77%            85%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $272,747,766.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                 CLASS C
                                          -------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                 YEAR ENDED OCTOBER 31,
                                          APRIL 30,        --------------------------------------------------------------------
                                             2006            2005           2004           2003           2002           2001
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  20.10        $  17.00       $  14.33       $  12.03       $  13.79       $  20.82
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.09)(a)       (0.03)(a)      (0.07)(a)      (0.08)(a)      (0.12)(a)      (0.13)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   5.16            3.13           2.74           2.38          (1.64)         (5.42)
===============================================================================================================================
    Total from investment operations           5.07            3.10           2.67           2.30          (1.76)         (5.55)
===============================================================================================================================
Less distributions:
  Dividends from net investment income        (0.02)             --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains          --              --             --             --             --          (1.48)
===============================================================================================================================
    Total distributions                       (0.02)             --             --             --             --          (1.48)
===============================================================================================================================
Redemption fees added to shares of
  beneficial interest                          0.00            0.00           0.00             --             --             --
===============================================================================================================================
Net asset value, end of period             $  25.15        $  20.10       $  17.00       $  14.33       $  12.03       $  13.79
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                               25.24%          18.24%         18.63%         19.12%        (12.76)%       (28.47)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $179,772        $132,387       $116,136       $113,965       $114,070       $165,857
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                             2.31%(c)        2.41%          2.40%          2.44%          2.40%          2.27%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             2.36%(c)        2.46%          2.44%          2.52%          2.44%          2.31%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (0.76)%(c)      (0.18)%        (0.43)%        (0.61)%        (0.91)%        (0.75)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(d)                       20%             37%            54%            77%            77%            85%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $156,297,899.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                        CLASS R
                                                              ------------------------------------------------------------
                                                                                                             JUNE 3, 2002
                                                              SIX MONTHS                                      (DATE SALES
                                                                ENDED            YEAR ENDED OCTOBER 31,      COMMENCED) TO
                                                              APRIL 30,        --------------------------     OCTOBER 31,
                                                                 2006           2005      2004      2003         2002
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 21.43         $18.04    $15.14    $12.69       $ 15.27
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.03)          0.07      0.01     (0.01)        (0.02)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   5.48           3.32      2.89      2.46         (2.56)
==========================================================================================================================
    Total from investment operations                              5.45           3.39      2.90      2.45         (2.58)
==========================================================================================================================
Less dividends from net investment income                        (0.13)            --        --        --            --
==========================================================================================================================
Redemption fees added to shares of beneficial interest            0.00           0.00      0.00        --            --
==========================================================================================================================
Net asset value, end of period                                 $ 26.75         $21.43    $18.04    $15.14       $ 12.69
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                  25.52%         18.79%    19.15%    19.31%       (16.90)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $15,185         $8,700    $2,450    $  867       $    49
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.81%(c)       1.91%     1.90%     1.94%         1.89%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.86%(c)       1.96%     1.94%     2.02%         1.93%(d)
==========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.26)%(c)      0.32%     0.07%    (0.11)%       (0.40)%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(e)                                          20%            37%       54%       77%           77%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $11,567,282.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                    INSTITUTIONAL CLASS
                                                              ---------------------------------------------------------------
                                                                                                               MARCH 15, 2002
                                                              SIX MONTHS                                        (DATE SALES
                                                                ENDED             YEAR ENDED OCTOBER 31,       COMMENCED) TO
                                                              APRIL 30,        ----------------------------     OCTOBER 31,
                                                                 2006           2005       2004       2003          2002
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  21.97        $ 18.34    $ 15.37    $12.73       $ 15.09
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                         0.06           0.25       0.15      0.09          0.03
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    5.60           3.38       2.93      2.55         (2.39)
=============================================================================================================================
    Total from investment operations                               5.66           3.63       3.08      2.64         (2.36)
=============================================================================================================================
Less distributions:
  Dividends from net investment income                            (0.31)            --         --        --            --
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --             --      (0.11)       --            --
=============================================================================================================================
    Total distributions                                           (0.31)            --      (0.11)       --            --
=============================================================================================================================
Redemption fees added to shares of beneficial interest             0.00           0.00       0.00        --            --
=============================================================================================================================
Net asset value, end of period                                 $  27.32        $ 21.97    $ 18.34    $15.37       $ 12.73
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                   25.98%         19.79%     20.15%    20.74%       (15.64)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $223,396        $98,912    $13,345    $   79       $    74
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.07%(c)       1.07%      1.13%     1.17%         1.16%(d)
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.12%(c)       1.12%      1.17%     1.21%         1.20%(d)
=============================================================================================================================
Ratio of net investment income to average net assets               0.48%(c)       1.16%      0.84%     0.66%         0.33%(d)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(e)                                           20%            37%        54%       77%           77%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $157,952,062.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP Defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) Plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) Plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP Defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP Defendants. The opinion also: (i) confirmed Plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that Plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an Order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP Defendants. On May 8, 2006, Plaintiff filed a Second Amended Class Action Complaint in order to comply with Judge Motz's Order. The remaining defendants are AVZ, Inc. (as Plan Sponsor) and AMVESCAP National Trust Company (as Plan Trustee and Asset Custodian), and the remaining claims are based on alleged breaches of Defendants' fiduciary duties caused by a failure to prudently and loyally manage Plan assets and failure to provide complete and accurate information to Plan Participants and Beneficiaries. Plaintiff removed certain Defendants and all claims against them, including AMVESCAP Retirement, Inc., IFG and AMVESCAP.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM INTERNATIONAL GROWTH FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

             DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL EQUITY                     FIXED INCOME

AIM Basic Balanced Fund*                     AIM Asia Pacific Growth Fund             TAXABLE
AIM Basic Value Fund                         AIM China Fund
AIM Capital Development Fund                 AIM Developing Markets Fund              AIM Enhanced Short Bond Fund
AIM Charter Fund                             AIM European Growth Fund                 AIM Floating Rate Fund
AIM Constellation Fund                       AIM European Small Company Fund(1)       AIM High Yield Fund
AIM Diversified Dividend Fund                AIM Global Aggressive Growth Fund        AIM Income Fund
AIM Dynamics Fund                            AIM Global Equity Fund                   AIM Intermediate Government Fund
AIM Large Cap Basic Value Fund               AIM Global Growth Fund                   AIM International Bond Fund
AIM Large Cap Growth Fund                    AIM Global Value Fund                    AIM Limited Maturity Treasury Fund
AIM Mid Cap Basic Value Fund                 AIM Japan Fund                           AIM Money Market Fund
AIM Mid Cap Core Equity Fund(1)              AIM International Core Equity Fund       AIM Short Term Bond Fund
AIM Opportunities I Fund                     AIM International Growth Fund            AIM Total Return Bond Fund
AIM Opportunities II Fund                    AIM International Small Company Fund(1)  Premier Portfolio
AIM Opportunities III Fund                   AIM Trimark Fund                         Premier U.S. Government Money Portfolio
AIM S&P 500 Index Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund                                  SECTOR EQUITY              TAX-FREE
AIM Small Cap Growth Fund
AIM Structured Core Fund                     AIM Advantage Health Sciences Fund       AIM High Income Municipal Fund(1)
AIM Structured Growth Fund                   AIM Energy Fund                          AIM Municipal Bond Fund
AIM Structured Value Fund                    AIM Financial Services Fund              AIM Tax-Exempt Cash Fund
AIM Summit Fund                              AIM Global Health Care Fund              AIM Tax-Free Intermediate Fund
AIM Trimark Endeavor Fund                    AIM Global Real Estate Fund              Premier Tax-Exempt Portfolio
AIM Trimark Small Companies Fund             AIM Gold & Precious Metals Fund
                                             AIM Leisure Fund                                 AIM ALLOCATION SOLUTIONS
                                             AIM Multi-Sector Fund
                                             AIM Real Estate Fund(1)                  AIM Conservative Allocation Fund
                                             AIM Technology Fund                      AIM Growth Allocation Fund(2)
                                             AIM Utilities Fund                       AIM Moderate Allocation Fund
                                                                                      AIM Moderate Growth Allocation Fund
                                                                                      AIM Moderately Conservative Allocation Fund

                                                                                               DIVERSIFIED PORTFOLIOS

                                                                                      AIM Income Allocation Fund
                                                                                      AIM International Allocation Fund

                                             =====================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                             FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             =====================================================================================

* Domestic equity and income fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus. (2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

    If used after July 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $419 billion in assets under management. Data as of April 30, 2006.

AIMinvestments.com                  IGR-SAR-1           A I M Distributors, Inc.


                              [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
--------------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash                         [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management                        --Registered Trademark--
                               Plans    Accounts
--------------------------------------------------------------------------------

                                              AIM INTERNATIONAL CORE EQUITY FUND
                              Semiannual Report to Shareholders . April 30, 2006
                                  [COVER IMAGE]
                          [YOUR GOALS. OUR SOLUTIONS.]
                            - REGISTERED TRADEMARK -
                                                         [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

AIM INTERNATIONAL CORE EQUITY FUND SEEKS TO PROVIDE TOTAL RETURN.
.. Unless otherwise stated, information presented in this report is as of April 30, 2006, and is based on total net assets.
ABOUT SHARE CLASSES
.. Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including
401(k) plans, money purchase pension plans and profit sharing plans. Plans that had existing accounts invested in Class B shares prior to September 30, 2003, will continue to be allowed to make additional purchases.
.. Class R shares are available only to certain retirement plans. Please see the prospectus for more information.
.. Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the prospectus.
PRINCIPAL RISKS OF INVESTING IN THE FUND
.. The Fund may invest 100% of its assets in the securities of non-U.S. issuers. International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the Fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.
.. Investing in emerging markets involves greater risk and potential reward than investing in more established markets.
ABOUT INDEXES USED IN THIS REPORT
.. The unmanaged MSCI EUROPE, AUSTRALASIA AND THE FAR EAST INDEX (the MSCI EAFE --REGISTERED TRADEMARK--) is a group of foreign securities tracked by Morgan Stanley Capital International.
.. The unmanaged LIPPER INTERNATIONAL LARGE-CAP CORE FUND INDEX represents an average of the performance of the 10 largest international large-cap core mutual funds tracked by Lipper Inc., an independent mutual fund performance monitor.
.. The unmanaged STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS (the S&P 500 --REGISTERED TRADEMARK-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.
.. The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the
Fund may deviate significantly from the performance of the indexes.
.. A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.
OTHER INFORMATION
.. The returns shown in management's discussion of Fund performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the
Financial Highlights.
.. Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-06463 and 033-44611.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.
--------------------------------------------------------------------------------
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOT FDIC INSURED      MAY LOSE VALUE          NO BANK GUARANTEE
--------------------------------------------------------------------------------
AIMINVESTMENTS.COM
--------------------------------------------------------------------------------
FUND NASDAQ SYMBOLS
Class A Shares                   IBVAX
Class B Shares                   IBVBX
Class C Shares                   IBVCX
Class R Shares                   IIBRX
Investor Class Shares            IIBCX
--------------------------------------------------------------------------------
AIM INTERNATIONAL CORE EQUITY FUND
                    DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF FUNDS
                    --REGISTERED TRADEMARK-- :
                    We're pleased to provide you with this semiannual report,
                    which includes a discussion of how your Fund was managed for the six months ended April 30, 2006, and what factors
                    affected its performance. That discussion begins on page 3.
[GRAHAM PHOTO]        It's been said nothing is certain but death and taxes. We
                    would venture to add that one other thing is certain:
                    Markets change--and change often--in the short term. The
                    period covered in this report is a perfect example. Domestic and global equity markets were generally strong throughout the period, but they became considerably more volatile and negative beginning in May, after the close of the reporting period. Inflation fears were the primary cause of this
                    volatility and negativity:
ROBERT H. GRAHAM    . Amid signs of rising inflation, the U.S. Federal Reserve
                      Board stated that additional interest rate hikes might be
                      needed to address inflation risks.
                    . The dollar remained weak, making imports more expensive
                      and thereby raising inflation.
                    . Oil prices remained at historically high levels,
                      threatening to reduce consumer spending--and possibly
                      slowing the U.S. economy.
[TAYLOR PHOTO]        While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market
                    conditions: Maintain a diversified portfolio. AIM
PHILIP TAYLOR       Investments --REGISTERED TRADEMARK-- can help by offering a broad product line that gives your advisor the necessary
                    tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of
                    retail mutual funds, including domestic, global and
                    international equity funds, taxable and tax-exempt
                    fixed-income funds, and a variety of allocation
                    portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of
                    comprehensive, diversified investment portfolios.
                      We also believe in the value of a trusted financial
                    advisor; who can create an investment plan you can stick
                    with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments
                    regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any
                    investment program, a long-term plan that's based on your
                    financial goals, risk tolerance and time horizon is more
                    likely to keep you and your investments on track.
                    OUR COMMITMENT TO YOU
                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee
                    comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best
                    opportunity for weathering that unpredictability. We at AIM
                    Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.
                      Information about investing, the markets and your Fund is
                    always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services
                    representatives at 800-959-4246.
                    Sincerely,
                    /S/ ROBERT H. GRAHAM                 /S/ PHILIP TAYLOR
                    Robert H. Graham                     Philip Taylor
                    President & Vice Chair - AIM Funds   CEO, AIM Investments
                    Chair, AIM Investments
                    JUNE 19, 2006
                    AIM INVESTMENTS IS A REGISTERED SERVICE MARK OF A I M
                    MANAGEMENT GROUP INC. A I M ADVISORS, INC. AND A I M CAPITAL
                    MANAGEMENT, INC. ARE THE INVESTMENT ADVISORS. A I M
                    DISTRIBUTORS, INC. IS THE DISTRIBUTOR FOR THE RETAIL FUNDS
                    REPRESENTED BY AIM INVESTMENTS.
AIM INTERNATIONAL CORE EQUITY FUND
                    DEAR FELLOW AIM FUND SHAREHOLDERS:
[CROCKETT PHOTO]    Having completed a year of transition and change at AIM
                    Funds--as well as my first full year as your board's
                    independent chair--I can assure you that shareholder
                    interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. Our new structure has enabled the board to work more
                    effectively with management to achieve benefits for the
                    shareholders, as shown in the highlights of 2005 listed
                    below:
                    . During 2005, management proposed, and your board approved, voluntary advisory fee reductions, which are saving
                      shareholders more than $20 million annually, based on
                      asset levels of March 31, 2005.
BRUCE L. CROCKETT   . Also during 2005, management proposed to your board the
                      merger of 14 funds into other AIM funds with similar
                      objectives. In each case, the goal was for the resulting
                      merged fund to benefit from strengthened management and
                      greater efficiency. Your board carefully analyzed and
                      discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial
                      to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The
                      remaining six fund mergers were approved by shareholders
                      in early 2006.
                    . Your board, through its Investments Committee and
                      Subcommittees, continued to closely monitor the portfolio
                      performance of the funds. During the year, your board
                      reviewed portfolio management changes made by the advisor
                      at 11 funds with the objective of organizing management
                      teams around common processes and shared investment views.
                      Management believes these changes will lead to improved
                      investment performance.
                      In 2006, your board will continue to focus on fund
                    expenses and investment performance. Although many funds
                    have good performance, we are working with management to
                    seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several
                    additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.
                      The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche.
                    We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who retired in 2006.
                      Your board welcomes your views. Please mail them to me at
                    AIM Investments, AIM Investments Tower, 11 Greenway Plaza,
                    Suite 100, Houston TX 77046.
                    Sincerely,
                    /s/ BRUCE L. CROCKETT
                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board
                    June 19, 2006
AIM INTERNATIONAL CORE EQUITY FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
PERFORMANCE SUMMARY
Non-U.S. equity markets rallied strongly over the six-month period, fueled by improving economic growth prospects in Europe and Asia. Following a trend of recent years, non-U.S. equities continued to outperform U.S. equities.
  Within this environment, we are pleased to report to shareholders double-digit Fund performance, considerably surpassing the 9.63% return of the U.S. market as represented by the S&P 500 Index. During the reporting period however, the Fund underperformed the MSCI EAFE Index, representing the broad market of European, Australasian and Far Eastern stocks. This occurred primarily because, on average, the smaller cap issues in the MSCI EAFE
--------------------------------------------------------------------------------
FUND VS. INDEXES
CUMULATIVE TOTAL RETURNS, 10/31/05-4/30/06, EXCLUDING APPLICABLE SALES CHARGES. IF SALES CHARGES WERE INCLUDED, RETURNS WOULD BE LOWER.
Class A Shares                     20.88%
Class B Shares                     20.46
Class C Shares                     20.56
Class R Shares                     20.79
Investor Class Shares              20.94
MSCI EAFE Index (Broad Market
and Style Specific Index)          22.89
Lipper International Large-Cap
Core Fund Index (Peer Group Index) 23.63
SOURCE: LIPPER INC.
--------------------------------------------------------------------------------
Index outperformed the Fund's mostly large-cap holdings.
  Your Fund's long-term performance appears on page 5.
--------------------------------------------------------------------------------
HOW WE INVEST
The Fund invests primarily in the stocks of larger capitalization foreign companies with a record of stable earnings and strong balance sheets. Our research efforts target a long time horizon that permits return potential from individual investments to be driven by a higher share price associated with the embedded growth of the underlying business, in addition to the prospect of valuation-based multiple expansion.
     We strive to maintain a consistent investment discipline through varying market conditions and an appropriate level of overall portfolio diversification. However, individual holdings are selected based on their own merits, not on projections of country or sector performance.
MARKET CONDITIONS AND YOUR FUND
Markets continued to rally in Europe, over the period, as positive economic data and both rumored and actual takeover activity during the reporting period continued to bolster investor confidence. Following a strong year in 2005, Japanese equities also continued to rise during the period. Bank lending activity has increased for the first time in years, a tangible sign of the return to health in the financial system. It was another exceptional period for developing market stocks with most emerging countries outperforming developed countries. Returns were especially pronounced in Eastern Europe, with Russian equities rising sharply as a result of the strong energy-price climate.
     As always, the cornerstone of our strategy continued to be our security selection process. In view of the kinds of stocks selected by this methodology, Fund results benefited from the improving performance of higher quality stocks. However, the continued outperformance of smaller capitalization stocks not held by the Fund during the period was a slight hindrance to the Fund's relative returns.
     On an absolute basis, all industry sectors had positive returns during the reporting period. Stock selection within the financials and information technology sectors produced the largest contribution to Fund returns. Notable contributors included:
.. Nomura, Japan's largest brokerage firm, reported solid gains in sales, revenue and margins.
                                                                     (CONTINUED)
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION                 TOP 5 COUNTRIES                            TOP 10 EQUITY HOLDINGS*
                  [PIE CHART]
By sector
TELECOMMUNICATION SERVICES      8.0% 1. United Kingdom             26.0%        1. Royal Bank of Scotland Group PLC
HEALTH CARE                     7.9% 2. Japan                      20.1            (United Kingdom)                    2.6%
INFORMATION TECHNOLOGY          7.2% 3. Switzerland                 9.2         2. Nokia Oyj (Finland)                 2.6
MATERIALS                       7.1% 4. Netherlands                 8.1         3. Vodafone Group PLC
UTILITIES                       0.7% 5. France                      5.6            (United Kingdom)                    2.5
MONEY MARKET FUNDS PLUS                                                         4. GlaxoSmithKline PLC -ADR
OTHER ASSETS LESS LIABILITIES   4.3%                                               (United Kingdom)                    2.4
FINANCIALS                     25.1%                                            5. BAE Systems PLC (United Kingdom)    2.3
CONSUMER DISCRETIONARY         12.6%                                            6. Aegon N.V. (Netherlands)            2.1
CONSUMER STAPLES               11.0%                                            7. TNT N.V. (Netherlands)              2.1
ENERGY                          8.1%                                            8. Takeda Pharmaceutical Co. Ltd.
INDUSTRIALS                     8.0%                                               (Japan)                             2.0
                                                                                9. Sony Corp. -ADR (Japan)             1.9
                                                                                10.Zurich Financial Services A.G.
                                                                                   (Switzerland)                       1.9
                                     TOTAL NET ASSETS            $385.7 MILLION
                                     TOTAL NUMBER OF HOLDINGS*       77

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.
* Excluding money market fund holdings.
--------------------------------------------------------------------------------
AIM INTERNATIONAL CORE EQUITY FUND
.. NOKIA, the world's leading manufacturer of mobile phone handsets, announced greater than expected sales, margins and profits. The Finnish company benefitted from its investments in emerging markets as well as an improvement in product mix.
     Our holdings in the consumer discretionary and materials segments of the market detracted from the relative returns of the Fund. Our overweight exposure to the underperforming consumer staples and telecommunication services sectors also hurt performance.
     Individual holdings that detracted from Fund results included:
.. FUJI PHOTO FILM, a Japanese company, underperformed due to disappointing earnings announced during the reporting period. While Fuji's management lowered long-term guidance, we share their optimism in light of their aggressive cost-cutting campaign. We retained our position in this stock because of its attractive valuation and strong franchise.
.. VODAFONE GROUP, the British telecom giant, underperformed during the period on recent earnings disappointments and challenging industry fundamentals. However, we are encouraged by management's sale of their Japanese operation. We retained our position as we believed the stock continued to offer a compelling valuation.
     From a geographical perspective, all international regions contributed positively to the absolute results of the Fund during the reporting period. In particular, our overweight position in the Finnish and Dutch markets was particularly helpful to the relative return of the Fund, while our stock selection in the UK hurt performance.
     Continental Europe enjoyed a low interest rate environment during the period that enabled some well-run companies to further improve profitability and enhance global competitiveness. We continued to find attractive investment opportunities across a wide spectrum of the market. In Japan, we found several good investment opportunities at modest market valuations. While demand for Japanese exports slowed to some extent in the reporting period, the Japanese domestic economy showed signs of improvement. Stock selection within Japan made a positive contribution to Fund results.
     Emerging markets continued to outperform developed markets and made a small positive contribution to Fund results for the reporting period. However, signs of a slowing global economy during the period made us fairly cautious on emerging markets.
     Our exposure to the appreciating euro, compared with the U.S. dollar, also added greater value to your Fund's overall return. As we do not typically hedge currencies--we buy stocks in their local currency and then translate that value back into dollars for the Fund--foreign currency appreciation provided a boost to Fund performance.
IN CLOSING
The performance of international stocks over the last several years underscores the investment opportunities beyond U.S. borders. Over the past six months, the Fund has experienced strong double-digit returns. It would be imprudent for us to suggest that such a level of performance is sustainable over the long term. However, we remain committed to our disciplined strategy of selecting holdings based on the strengths of the individual company, holding our course through the market's fluctuations.
     We welcome any new investors who have joined the Fund during the reporting period, and to all of our shareholders we would like to say thank you for your continued investment in AIM International Core Equity Fund.
THE VIEWS AND OPINIONS EXPRESSED IN MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE ARE THOSE OF A I M ADVISORS, INC. THESE VIEWS AND OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE VIEWS AND OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR RECOMMENDATIONS, OR AS AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE
ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT A I M ADVISORS,
INC. MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE
INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.
     See important Fund and index disclosures on the inside front cover.
--------------------------------------------------------------------------------
[GRANADE PHOTO]
ERIK B. GRANADE, Chartered Financial Analyst, is a portfolio manager of AIM International Core Equity Fund. He began his investment career in 1986 and has been a portfolio manager with INVESCO and its affiliates since 1996. He earned a B.A. in economics from Trinity College in Hartford, Connecticut.
[BAKER PHOTO]
INGRID E. BAKER, Chartered Financial Analyst, is a portfolio manager of AIM International Core Equity Fund. She began her investment career in 1990 and joined INVESCO in 1999. She graduated with a B.A. in international politics from Oberlin College and earned an M.B.A. in finance from the University of Navarra in Spain.
[DAVIDSON PHOTO]
W. LINDSAY DAVIDSON is a portfolio manager of AIM International Core Equity
Fund. He began his investment career in 1974 and has served as a portfolio manager with AMVESCAP PLC and its affiliates since 1984. A native of St.
Andrews, Scotland, he earned his degree in economics with honors from the Edinburgh University.
[GARREN PHOTO]
MICHELE T. GARREN, Chartered Financial Analyst, is a portfolio manager of AIM International Core Equity Fund. She began her investment career in 1987 and joined INVESCO in 1997. She graduated with a B.B.A. in finance from Southern Methodist University and earned an M.B.A. in finance from New York University. [STARKE PHOTO]
KENT A. STARKE is a portfolio manager of AIM International Core Equity Fund. He began his investment career in 1983 and joined INVESCO in 1992. He has been with the international equity product since its inception. He earned a B.B.A. from the University of Georgia and an M.S. in finance from Georgia State University.
--------------------------------------------------------------------------------
                             [RIGHT ARROW GRAPHIC]
FOR A PRESENTATION OF YOUR FUND'S LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.
AIM INTERNATIONAL CORE EQUITY FUND
YOUR FUND'S LONG-TERM PERFORMANCE
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/06, including applicable sales charges
CLASS A SHARES
Inception (3/28/02)             11.10%
   1 Year                       21.70
CLASS B SHARES
Inception (3/28/02)             11.71%
   1 Year                       22.83
CLASS C SHARES
Inception (2/14/00)             3.91%
   5 Years                      7.11
   1 Year                       26.87
CLASS R SHARES
Inception (11/24/03)            22.13%
   1 Year                       28.47
INVESTOR CLASS SHARES
Inception (10/28/98)            7.02%
   5 Years                      8.11
   1 Year                      28.86
================================================================================
AVERAGE ANNUAL TOTAL RETURNS
As of 3/31/06, most recent calendar quarter-end, including applicable sales charges
CLASS A SHARES
Inception (3/28/02)             10.01%
   1 Year                       13.58
CLASS B SHARES
Inception (3/28/02)             10.64%
   1 Year                       14.29
CLASS C SHARES
Inception (2/14/00)             3.16%
   5 Years                      7.52
   1 Year                       18.25
CLASS R SHARES
Inception (11/24/03)            20.53%
   1 Year                       19.95
INVESTOR CLASS SHARES
Inception (10/28/98)            6.41%
   5 Years                      8.52
   1 Year                       20.13
================================================================================
THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. PERFORMANCE FIGURES REFLECT REINVESTED DISTRIBUTIONS, CHANGES IN NET ASSET VALUE AND THE EFFECT OF THE MAXIMUM SALES CHARGE UNLESS OTHERWISE STATED. PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR SALE OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.
     CLASS A SHARE PERFORMANCE REFLECTS THE MAXIMUM 5.50% SALES CHARGE, AND
CLASS B AND CLASS C SHARE PERFORMANCE REFLECTS THE APPLICABLE CONTINGENT
DEFERRED SALES CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC ON CLASS C SHARES IS 1% FOR THE FIRST YEAR AFTER
PURCHASE. CLASS R SHARES DO NOT HAVE A FRONT-END SALES CHARGE; RETURNS SHOWN ARE AT NET ASSET VALUE AND DO NOT REFLECT A 0.75% CDSC THAT MAY BE IMPOSED ON A
TOTAL REDEMPTION OF RETIREMENT PLAN ASSETS WITHIN THE FIRST YEAR. INVESTOR CLASS SHARES DO NOT HAVE A FRONT-END SALES CHARGE OR CDSC; THEREFORE, PERFORMANCE
SHOWN IS AT NET ASSET VALUE.
     THE PERFORMANCE OF THE FUND'S SHARE CLASSES WILL DIFFER DUE TO DIFFERENT SALES CHARGE STRUCTURES AND CLASS EXPENSES.
     HAD THE ADVISOR NOT WAIVED FEES AND/OR REIMBURSED EXPENSES, PERFORMANCE WOULD HAVE BEEN LOWER.
     A REDEMPTION FEE OF 2% WILL BE IMPOSED ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF THE FUND WITHIN 30 DAYS OF PURCHASE. EXCEPTIONS TO THE REDEMPTION FEE ARE LISTED IN THE FUND'S PROSPECTUS.
AIM INTERNATIONAL CORE EQUITY FUND
CALCULATING YOUR ONGOING FUND EXPENSES
EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2005, through April 30, 2006. ACTUAL EXPENSES
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2006, appear in the table "Fund vs. Indexes" on page 3.
     THE HYPOTHETICAL ACCOUNT VALUES AND EXPENSES MAY NOT BE USED TO ESTIMATE
THE ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES YOU PAID FOR THE PERIOD. YOU MAY USE THIS INFORMATION TO COMPARE THE ONGOING COSTS OF INVESTING IN THE FUND AND OTHER FUNDS. TO DO SO, COMPARE THIS 5% HYPOTHETICAL EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES THAT APPEAR IN THE SHAREHOLDER REPORTS OF THE OTHER FUNDS.
     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
--------------------------------------------------------------------------------

                                                                  HYPOTHETICAL
                                     ACTUAL            (5% ANNUAL RETURN BEFORE EXPENSES)
             BEGINNING         ENDING        EXPENSES        ENDING          EXPENSES     ANNUALIZED
SHARE      ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING   ACCOUNT VALUE     PAID DURING     EXPENSE
CLASS        (11/1/05)      (4/30/06)/1/    PERIOD/2/      (4/30/06)        PERIOD/2/       RATIO
  A         $ 1,000.00      $ 1,208.80       $  8.21       $ 1,017.36        $  7.50         1.50%
  B           1,000.00        1,204.60         12.30         1,013.64          11.23         2.25
  C           1,000.00        1,205.60         12.30         1,013.64          11.23         2.25
  R           1,000.00        1,207.90          9.58         1,016.12           8.75         1.75
Investor      1,000.00        1,209.40          8.22         1,017.36           7.50         1.50

/1/ The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005, through April 30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2006, appear in the table "Fund vs. Indexes" on page 3.
/2/ Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
--------------------------------------------------------------------------------
                                        [ARROW
                                        BUTTON  For More Information Visit
                                        IMAGE]  AIMINVESTMENTS.COM
AIM INTERNATIONAL CORE EQUITY FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION
The Board of Trustees of AIM International Mutual Funds (the "Board") oversees the management of AIM International Core Equity Fund (the "Fund") and, as required by law, determines annually whether to approve the continuance of the Fund's advisory agreement with A I M Advisors, Inc. ("AIM"). Based upon the recommendation of the Investments Committee of the Board, at a meeting held on June 30, 2005, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the "Advisory Agreement") between the Fund and AIM for another year, effective July 1, 2005.
     The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Advisory Agreement at the meeting on June 30, 2005 and as part of the Board's ongoing oversight of the Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.
     One of the responsibilities of the Senior Officer of the Fund, who is independent of AIM and AIM's affiliates, is to manage the process by which the Fund's proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arm's length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below. In addition, as discussed below, the Senior Officer made certain recommendations to the Board in connection with such written evaluation.
     The discussion below serves as a summary of the Senior Officer's independent written evaluation and recommendations to the Board in connection therewith, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board's approval of the Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Advisory Agreement is fair and reasonable and would have been obtained through arm's length negotiations.
.. The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.
.. The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.
.. The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance in such periods was above the median performance of such comparable funds. The Board also noted that AIM began serving as investment advisor to the Fund in November 2003. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.
.. The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper International Large Cap Core Index. The Board noted that the Fund's performance in such periods was above the Index performance. The Board also noted that AIM began serving as investment advisor to the Fund in November 2003. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.
.. Meeting with the Fund's portfolio managers and investment personnel. With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.
.. Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.
.. Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board noted that this rate was higher than the sub-advisory fee rate for an unaffiliated mutual fund for which an AIM affiliate serves as sub-advisor with investment strategies comparable to those of the Fund, although the total management fees paid by such unaffiliated mutual fund was higher than the advisory fee rate for the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.
.. Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was comparable to the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.
.. Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until June 30, 2006. The Board noted that AIM has contractually agreed to waive fees and/or limit expenses of the Fund through October 31, 2005 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the contractual nature of this fee waiver/expense limitation and noted that it remains in effect until October 31, 2005. The Board considered the effect this fee waiver/expense limitation would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable. .. Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it includes six breakpoints. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, would decrease as net assets increase because the Advisory Agreement includes breakpoints. The Board noted that, due to the Fund's current asset levels and the way in which the advisory fee breakpoints have been structured, the Fund has yet to benefit from the breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore would reflect economies of scale at higher asset levels and that it was not necessary to change the advisory fee breakpoints in the Fund's advisory fee schedule.
.. Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.
                                                                     (CONTINUED)
AIM INTERNATIONAL CORE EQUITY FUND
.. Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM's affiliates, had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable.
.. Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.
.. Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.
.. AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.
.. Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.
.. Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.
APPROVAL OF SUB-ADVISORY AGREEMENT
The Board oversees the management of the Fund and, as required by law, determines annually whether to approve the continuance of the Fund's sub-advisory agreement. Based upon the recommendation of the Investments Committee of the Board at a meeting held on June 30, 2005, the Board, including all of the independent trustees, approved the continuance of the sub-advisory agreement (the "Sub-Advisory Agreement") between INVESCO Global Asset Management (N.A.), Inc. (the "Sub-Advisor") and AIM with respect to the Fund for another year, effective July 1, 2005.
     The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Sub-Advisory Agreement at the meeting on June 30, 2005 and as part of the Board's ongoing oversight of the Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.
     The discussion below serves as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board's approval of the Sub-Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Sub-Advisory Agreement is in the best interests of the Fund and its shareholders.
.. The nature and extent of the advisory services to be provided by the Sub-Advisor. The Board reviewed the services to be provided by the Sub-Advisor under the Sub-Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by the Sub-Advisor under the Sub-Advisory Agreement was appropriate and that the Sub-Advisor currently is providing services in accordance with the terms of the Sub-Advisory Agreement.
.. The quality of services to be provided by the Sub-Advisor. The Board reviewed the credentials and experience of the officers and employees of the Sub-Advisor who will provide investment advisory services to the Fund. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by the Sub-Advisor was appropriate, and that the Sub-Advisor currently is providing satisfactory services in accordance with the terms of the Sub-Advisory Agreement.
.. The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance in such periods was above the median performance of such comparable funds. The Board also noted that AIM began serving as investment advisor to the Fund in November 2003. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.
.. The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper International Large Cap Core Index. The Board noted that the Fund's performance in such periods was above the Index performance. The Board also noted that AIM began serving as investment advisor to the Fund in November 2003. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.
.. Meeting with the Fund's portfolio managers and investment personnel. The Board is meeting periodically with the Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Sub-Advisory
Agreement.
.. Overall performance of the Sub-Advisor. The Board considered the overall performance of the Sub-Advisor in providing investment advisory services to the Fund and concluded that such performance was satisfactory.
.. Advisory fees, expense limitations and fee waivers, and breakpoints and economies of scale. In reviewing these factors, the Board considered only the advisory fees charged to the Fund by AIM and did not consider the sub-advisory fees paid by AIM to the Sub-Advisor. The Board believes that this approach is appropriate because the sub-advisory fees have no effect on the Fund or its shareholders, as they are paid by AIM rather than the Fund. Furthermore, AIM and the Sub-Advisor are affiliates and the Board believes that the allocation of fees between them is a business matter, provided that the advisory fees charged to the Fund are fair and reasonable.
.. Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.
.. The Sub-Advisor's financial soundness in light of the Fund's needs. The Board considered whether the Sub-Advisor is financially sound and has the resources necessary to perform its obligations under the Sub-Advisory Agreement, and concluded that the Sub-Advisor has the financial resources necessary to fulfill its obligations under the Sub-Advisory Agreement.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/06

AIM INTERNATIONAL CORE EQUITY FUND


INSTITUTIONAL CLASS SHARES                   ========================================     AT NET ASSET VALUE. INVESTMENT RETURN
                                                                                          AND PRINCIPAL VALUE WILL FLUCTUATE SO
The following information has been           AVERAGE ANNUAL TOTAL RETURNS                 YOUR SHARES, WHEN REDEEMED, MAY BE WORTH
prepared to provide Institutional Class      For periods ended 4/30/06                    MORE OR LESS THAN THEIR ORIGINAL COST.
shareholders with a performance overview                                                  SEE FULL REPORT FOR INFORMATION ON
specific to their holdings.                  Inception (4/30/04)               22.47%     COMPARATIVE BENCHMARKS. PLEASE CONSULT
Institutional Class shares are offered        1 Year                           29.50      YOUR FUND PROSPECTUS FOR MORE
exclusively to institutional investors,       6 Months*                        21.28      INFORMATION. FOR THE MOST CURRENT
including defined contribution plans                                                      MONTH-END PERFORMANCE, PLEASE CALL
that meet certain criteria.                  ========================================     800-451-4246 OR VISIT
                                                                                          AIMINVESTMENTS.COM.
                                             AVERAGE ANNUAL TOTAL RETURNS
                                             For periods ended 3/31/06, most recent           A REDEMPTION FEE OF 2% WILL BE
                                             calendar quarter-end                         IMPOSED ON CERTAIN REDEMPTIONS OR
                                                                                          EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
                                             Inception (4/30/04)               20.44%     OF PURCHASE. EXCEPTIONS TO THE
                                              1 Year                           20.87      REDEMPTION FEE ARE LISTED IN THE FUND'S
                                              6 Months*                        12.61      PROSPECTUS.

                                             *Cumulative total return that has not            HAD THE ADVISOR NOT WAIVED FEES
                                             been annualized                              AND/OR REIMBURSED EXPENSES IN THE PAST,
                                                                                          PERFORMANCE WOULD HAVE BEEN LOWER.
                                             ========================================

                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                             CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
                                             OTHER SHARE CLASSES DUE TO DIFFERING
                                             SALES CHARGES AND CLASS EXPENSES.

                                                 PLEASE NOTE THAT PAST PERFORMANCE IS
                                             NOT INDICATIVE OF FUTURE RESULTS. MORE
                                             RECENT RETURNS MAY BE MORE OR LESS THAN
                                             THOSE SHOWN. ALL RETURNS ASSUME
                                             REINVESTMENT OF DISTRIBUTIONS

========================================
NASDAQ SYMBOL                      IBVIX
========================================

                                                                                       Over for information on your Fund's expenses.

==========================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES
CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
==========================================================================

                                                 FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
  --Registered Trademark--                              --Registered Trademark--

AIMinvestments.com                 I-ICE-INS-2          A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over     six months ended April 30, 2006, appears
                                             the period. Simply divide your account       in the table on the front of this
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      supplement.
ongoing costs, including management fees     account value divided by $1,000 = 8.6),
and other Fund expenses. This example is     then multiply the result by the number           The hypothetical account values and
intended to help you understand your         in the table under the heading entitled      expenses may not be used to estimate the
ongoing costs (in dollars) of investing      "Actual Expenses Paid During Period" to      actual ending account balance or
in the Fund and to compare these costs       estimate the expenses you paid on your       expenses you paid for the period. You
with ongoing costs of investing in other     account during this period.                  may use this information to compare the
mutual funds. The example is based on an                                                  ongoing costs of investing in the Fund
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR                     and other funds. To do so, compare this
beginning of the period and held for the     COMPARISON PURPOSES                          5% hypothetical example with the 5%
entire period November 1, 2005, through                                                   hypothetical examples that appear in the
April 30, 2006.                              The table below also provides                shareholder reports of the other funds.
                                             information about hypothetical account
ACTUAL EXPENSES                              values and hypothetical expenses based           Please note that the expenses shown
                                             on the Fund's actual expense ratio and       in the table are meant to highlight your
The table below provides information         an assumed rate of return of 5% per year     ongoing costs only. Therefore, the
about actual account values and actual       before expenses, which is not the Fund's     hypothetical information is useful in
expenses. You may use the information in     actual return. The Fund's actual             comparing ongoing costs only, and will
this table, together with the amount you     cumulative total return after expenses       not help you determine the relative
invested, to                                 for the                                      total costs of owning different funds.

====================================================================================================================================
                                                    ACTUAL                          HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING          ENDING              EXPENSES         ENDING            EXPENSES          ANNUALIZED
SHARE                ACCOUNT VALUE     ACCOUNT VALUE         PAID DURING    ACCOUNT VALUE       PAID DURING         EXPENSE
CLASS                  (11/1/05)        (4/30/06)(1)          PERIOD(2)       (4/30/06)          PERIOD(2)           RATIO
Institutional          $1,000.00         $1,212.80              $5.21         $1,020.08            $4.76             0.95%

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005 through April
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended April 30, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

====================================================================================================================================

AIMinvestments.com                 I-ICE-INS-2          A I M Distributors, Inc.

AIM INTERNATIONAL CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
April 30, 2006
(Unaudited)

                                                           SHARES     VALUE
-------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
 INTERESTS-95.73%
AUSTRALIA-1.40%
National Australia Bank Ltd. (Diversified Banks)/(a)(b)/   135,400 $  3,872,770
-------------------------------------------------------------------------------
National Australia Bank Ltd.-ADR (Diversified Banks)/(a)/   10,600    1,513,680
-------------------------------------------------------------------------------
                                                                      5,386,450
-------------------------------------------------------------------------------
BELGIUM-1.20%
Belgacom S.A. (Integrated Telecommunication Services)/(a)/ 141,300    4,624,537
-------------------------------------------------------------------------------
CANADA-1.42%
BCE Inc. (Integrated Telecommunication Services)/(a)/      119,900    2,954,602
-------------------------------------------------------------------------------
EnCana Corp. (Oil & Gas Exploration & Production)           50,800    2,539,091
-------------------------------------------------------------------------------
                                                                      5,493,693
-------------------------------------------------------------------------------
CHINA-0.73%
China Life Insurance Co., Ltd.-ADR (Life & Health
 Insurance)/(a)(c)/                                         52,000    2,803,840
-------------------------------------------------------------------------------
DENMARK-1.40%
Danske Bank A.S. (Diversified Banks)/(b)/                  136,200    5,415,614
-------------------------------------------------------------------------------
FINLAND-5.08%
Nokia Oyj (Communications Equipment)/(b)/                  443,700   10,066,003
-------------------------------------------------------------------------------
Stora Enso Oyj-Class R (Paper Products)/(b)/               309,900    4,854,652
-------------------------------------------------------------------------------
UPM-Kymmene Oyj (Paper Products)                           199,600    4,684,137
-------------------------------------------------------------------------------
                                                                     19,604,792
-------------------------------------------------------------------------------
FRANCE-5.64%
Compagnie Generale des Etablissements Michelin-Class B
 (Tires & Rubber)/(a)(b)/                                   75,000    5,407,870
-------------------------------------------------------------------------------
Credit Agricole S.A. (Diversified Banks)/(a)/              128,900    5,194,502
-------------------------------------------------------------------------------
Societe Generale-ADR (Diversified Banks)/(d)/              178,500    5,445,821
-------------------------------------------------------------------------------
Thomson S.A. (Consumer Electronics)/(b)/                    23,200      479,832
-------------------------------------------------------------------------------
Total S.A.-ADR (Integrated Oil & Gas)                       38,000    5,244,760
-------------------------------------------------------------------------------
                                                                     21,772,785
-------------------------------------------------------------------------------
GERMANY-2.82%
BASF A.G. (Diversified Chemicals)/(a)(b)/                   37,375    3,203,401
-------------------------------------------------------------------------------
BASF A.G.-ADR (Diversified Chemicals)                       29,750    2,545,410
-------------------------------------------------------------------------------
Bayerische Motoren Werke A.G. (Automobile
 Manufacturers)                                             94,200    5,123,716
-------------------------------------------------------------------------------
                                                                     10,872,527
-------------------------------------------------------------------------------
HONG KONG-1.77%
Cheung Kong (Holdings) Ltd. (Real Estate Management &
 Development)                                              308,000    3,469,980
-------------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Industrial Conglomerates)/(a)(b)/  343,100    3,359,781
-------------------------------------------------------------------------------
                                                                      6,829,761
-------------------------------------------------------------------------------
ITALY-1.38%
Eni S.p.A-ADR (Integrated Oil & Gas)                        86,652    5,303,969
-------------------------------------------------------------------------------

                                                           SHARES     VALUE
 ------------------------------------------------------------------------------
 JAPAN-20.11%
 Canon Inc. (Office Electronics)/(b)/                       70,100 $  5,355,212
 ------------------------------------------------------------------------------
 Canon Inc.-ADR (Office Electronics)                        48,700    3,691,460
 ------------------------------------------------------------------------------
 East Japan Railway Co. (Railroads)/(b)/                       575    4,485,120
 ------------------------------------------------------------------------------
 Fuji Photo Film Co., Ltd. (Photographic Products)/(b)/     82,000    2,789,986
 ------------------------------------------------------------------------------
 Fuji Photo Film Co., Ltd.-ADR (Photographic Products)      98,600    3,362,260
 ------------------------------------------------------------------------------
 Kao Corp. (Household Products)/(b)/                       124,000    3,335,123
 ------------------------------------------------------------------------------
 NEC Electronics Corp. (Semiconductors)/(a)(b)(c)/          50,500    1,860,069
 ------------------------------------------------------------------------------
 Nintendo Co., Ltd. (Home Entertainment Software)           30,200    4,508,650
 ------------------------------------------------------------------------------
 Nippon Telegraph and Telephone Corp. (Integrated
  Telecommunication Services)/(b)/                             790    3,549,398
 ------------------------------------------------------------------------------
 Nippon Telegraph and Telephone Corp.-ADR (Integrated
  Telecommunication Services)                               24,585      552,917
 ------------------------------------------------------------------------------
 NOK Corp. (Auto Parts & Equipment)/(a)(b)/                121,600    3,690,306
 ------------------------------------------------------------------------------
 Nomura Holdings, Inc. (Investment Banking &
  Brokerage)/(b)/                                          307,900    6,944,227
 ------------------------------------------------------------------------------
 Seven & I Holdings Co., Ltd. (Food Retail)/(b)/            75,800    2,931,607
 ------------------------------------------------------------------------------
 Shin-Etsu Chemical Co., Ltd. (Specialty Chemicals)/(b)/   121,300    7,000,295
 ------------------------------------------------------------------------------
 SMC Corp. (Industrial Machinery)/(a)/                      22,300    3,387,986
 ------------------------------------------------------------------------------
 Sony Corp.-ADR (Consumer Electronics)                     152,260    7,451,604
 ------------------------------------------------------------------------------
 Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)/(b)/     124,800    7,621,934
 ------------------------------------------------------------------------------
 Toyota Motor Corp. (Automobile Manufacturers)/(b)/         86,400    5,058,981
 ------------------------------------------------------------------------------
                                                                     77,577,135
 ------------------------------------------------------------------------------
 MEXICO-1.96%
 Fomento Economico Mexicano, S.A. de C.V.-ADR
  (Soft Drinks)                                             37,200    3,455,136
 ------------------------------------------------------------------------------
 Telefonos de Mexico S.A. de C.V.-Series L-ADR (Integrated
  Telecommunication Services)                              186,490    4,100,915
 ------------------------------------------------------------------------------
                                                                      7,556,051
 ------------------------------------------------------------------------------
 NETHERLANDS-8.05%
 Aegon N.V. (Life & Health Insurance)/(a)(b)/              452,600    8,263,944
 ------------------------------------------------------------------------------
 Heineken N.V. (Brewers)/(a)(b)/                           151,700    6,143,497
 ------------------------------------------------------------------------------
 ING Groep N.V.-ADR (Other Diversified Financial
  Services)/(a)/                                           126,900    5,149,602
 ------------------------------------------------------------------------------
 Koninklijke (Royal) Philips Electronics N.V.-New York
  Shares (Consumer Electronics)                             98,150    3,384,212
 ------------------------------------------------------------------------------
 TNT N.V. (Air Freight & Logistics)/(a)(b)/                224,750    8,088,658
 ------------------------------------------------------------------------------
                                                                     31,029,913
 ------------------------------------------------------------------------------
 NORWAY-1.26%
 Statoil A.S.A. (Integrated Oil & Gas)/(a)(b)/             148,000    4,861,879
 ------------------------------------------------------------------------------
 SOUTH KOREA-3.44%
 Kookmin Bank (Diversified Banks)/(b)/                      55,300    4,935,139
 ------------------------------------------------------------------------------
 Korea Electric Power Corp.-ADR (Electric Utilities)       126,500    2,884,200
 ------------------------------------------------------------------------------
 KT Corp.-ADR (Integrated Telecommunication Services)      234,025    5,445,762
 ------------------------------------------------------------------------------
                                                                     13,265,101
 ------------------------------------------------------------------------------

AIM INTERNATIONAL CORE EQUITY FUND

                                                           SHARES      VALUE
--------------------------------------------------------------------------------
SPAIN-0.96%
Repsol YPF, S.A.-ADR (Integrated Oil & Gas)                 124,300 $  3,711,598
--------------------------------------------------------------------------------
SWEDEN-1.26%
Nordea Bank A.B. (Diversified Banks)/(a)/                   377,200    4,856,993
--------------------------------------------------------------------------------
SWITZERLAND-9.20%
Credit Suisse Group (Diversified Capital Markets)/(a)(b)/   105,700    6,638,897
--------------------------------------------------------------------------------
Nestle S.A. (Packaged Foods & Meats)/(a)(b)/                 20,300    6,189,456
--------------------------------------------------------------------------------
Nestle S.A.-ADR (Packaged Foods & Meats)/(d)/                38,575    2,932,865
--------------------------------------------------------------------------------
Novartis A.G. (Pharmaceuticals)/(b)/                        103,300    5,925,391
--------------------------------------------------------------------------------
Novartis A.G.-ADR (Pharmaceuticals)                          70,000    4,025,700
--------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)/(a)(b)/                 15,400    2,367,613
--------------------------------------------------------------------------------
Zurich Financial Services A.G. (Multi-Line
 Insurance)/(b)(c)/                                          30,500    7,416,895
--------------------------------------------------------------------------------
                                                                      35,496,817
--------------------------------------------------------------------------------
TAIWAN-0.62%
Taiwan Semiconductor Manufacturing Co. Ltd.-ADR
 (Semiconductors)                                           228,709    2,396,870
--------------------------------------------------------------------------------
UNITED KINGDOM-26.03%
Anglo American PLC (Diversified Metals & Mining)/(b)/       118,700    5,087,090
--------------------------------------------------------------------------------
BAA PLC (Airport Services)/(b)/                             181,900    2,811,564
--------------------------------------------------------------------------------
BAE Systems PLC (Aerospace & Defense)/(b)/                1,161,100    8,837,602
--------------------------------------------------------------------------------
Boots Group PLC (Drug Retail)/(a)(b)/                       196,426    2,510,077
--------------------------------------------------------------------------------
BP PLC (Integrated Oil & Gas)/(b)/                          262,900    3,239,281
--------------------------------------------------------------------------------
Cadbury Schweppes PLC (Packaged Foods & Meats)/(b)/         375,700    3,737,558
--------------------------------------------------------------------------------
Diageo PLC (Distillers & Vintners)/(b)/                     350,300    5,780,076
--------------------------------------------------------------------------------
GlaxoSmithKline PLC (Pharmaceuticals)                        45,600    1,293,981
--------------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (Pharmaceuticals)                   163,400    9,294,192
--------------------------------------------------------------------------------
HSBC Holdings PLC-ADR (Diversified Banks)                    82,900    7,185,772
--------------------------------------------------------------------------------

                                                         SHARES       VALUE
-------------------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)
Kingfisher PLC (Home Improvement Retail)/(b)/           1,271,400 $  5,221,511
-------------------------------------------------------------------------------
Lloyds TSB Group PLC (Diversified Banks)/(b)/             758,200    7,396,019
-------------------------------------------------------------------------------
Morrison (William) Supermarkets PLC (Food Retail)/(b)/  1,599,100    5,431,058
-------------------------------------------------------------------------------
Reed Elsevier PLC (Publishing)/(b)/                       659,100    6,548,912
-------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC
 (Diversified Banks)/(b)/                                 309,700   10,115,080
-------------------------------------------------------------------------------
Royal Dutch Shell PLC-Class A-ADR
 (Integrated Oil & Gas)                                    93,350    6,359,935
-------------------------------------------------------------------------------
Vodafone Group PLC (Wireless Telecommunication
 Services)/(b)/                                         4,036,400    9,529,490
-------------------------------------------------------------------------------
                                                                   100,379,198
-------------------------------------------------------------------------------
    Total Foreign Stocks & Other Equity Interests
     (Cost $266,998,691)                                           369,239,523
-------------------------------------------------------------------------------
MONEY MARKET FUNDS-3.70%
Premier Portfolio-Institutional Class
 (Cost $14,278,335)/(e)/                               14,278,335   14,278,335
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (excluding investments
 purchased with cash collateral from securities
 loaned)-99.43% (Cost $281,277,026)                                383,517,858
-------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH
 COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS-15.75%
Premier Portfolio-Institutional Class/(e)(f)/          60,744,405   60,744,405
-------------------------------------------------------------------------------
    Total Money Market Funds (purchased with cash
     collateral from securities loaned)
     (Cost $60,744,405)                                             60,744,405
-------------------------------------------------------------------------------
TOTAL INVESTMENTS-115.18% (Cost $342,021,431)                      444,262,263
-------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-(15.18)%                             (58,561,837)
-------------------------------------------------------------------------------
NET ASSETS-100.00%                                                $385,700,426
-------------------------------------------------------------------------------

Investment Abbreviations:
ADR - AmericanDepositary Receipt
Notes to Schedule of Investments:
/(a)/All or a portion of this security is out on loan at April 30, 2006. /(b)/In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2006 was $228,358,867, which represented 59.21% of the Fund's Net Assets. See Note 1A.
/(c)/Non-income producing security.
/(d)/In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2006 was $8,378,686, which represented 2.17% of the Fund's Net Assets. See Note 1A.
/(e)/The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
/(f)/The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
AIM INTERNATIONAL CORE EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2006
(Unaudited)

ASSETS:
Investments, at value (cost $266,998,691)*                            $369,239,523
-----------------------------------------------------------------------------------
Investments in affiliated money market funds (cost $75,022,740)         75,022,740
-----------------------------------------------------------------------------------
    Total investments (cost $342,021,431)                              444,262,263
-----------------------------------------------------------------------------------
Foreign currencies, at value (cost $89,868)                                 91,901
-----------------------------------------------------------------------------------
Receivables for:
  Fund shares sold                                                       1,140,073
-----------------------------------------------------------------------------------
  Dividends                                                              2,125,831
-----------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans           52,242
-----------------------------------------------------------------------------------
Other assets                                                                88,020
-----------------------------------------------------------------------------------
    Total assets                                                       447,760,330
-----------------------------------------------------------------------------------
LIABILITIES:
Payables for:
  Investments purchased                                                    485,642
-----------------------------------------------------------------------------------
  Fund shares reacquired                                                   455,191
-----------------------------------------------------------------------------------
  Trustee deferred compensation and retirement plans                        64,156
-----------------------------------------------------------------------------------
  Collateral upon return of securities loaned                           60,744,405
-----------------------------------------------------------------------------------
Accrued distribution fees                                                   92,292
-----------------------------------------------------------------------------------
Accrued trustees' and officer's fees and benefits                            1,783
-----------------------------------------------------------------------------------
Accrued transfer agent fees                                                156,921
-----------------------------------------------------------------------------------
Accrued operating expenses                                                  59,514
-----------------------------------------------------------------------------------
    Total liabilities                                                   62,059,904
-----------------------------------------------------------------------------------
Net assets applicable to shares outstanding                           $385,700,426
-----------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Shares of beneficial interest                                         $280,555,513
-----------------------------------------------------------------------------------
Undistributed net investment income                                      3,067,049
-----------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment securities and
 foreign currencies                                                       (221,645)
-----------------------------------------------------------------------------------
Unrealized appreciation from investment securities and foreign
 currencies                                                            102,299,509
-----------------------------------------------------------------------------------
                                                                      $385,700,426
-----------------------------------------------------------------------------------

          NET ASSETS:
          Class A                                         $106,987,430
          ------------------------------------------------------------
          Class B                                         $ 32,138,954
          ------------------------------------------------------------
          Class C                                         $ 45,368,982
          ------------------------------------------------------------
          Class R                                         $  3,502,360
          ------------------------------------------------------------
          Investor Class                                  $ 45,690,234
          ------------------------------------------------------------
          Institutional Class                             $152,012,466
          ------------------------------------------------------------
          SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
           UNLIMITED NUMBER OF SHARES AUTHORIZED:
          Class A                                            7,729,344
          ------------------------------------------------------------
          Class B                                            2,336,888
          ------------------------------------------------------------
          Class C                                            3,372,019
          ------------------------------------------------------------
          Class R                                              253,402
          ------------------------------------------------------------
          Investor Class                                     3,261,827
          ------------------------------------------------------------
          Institutional Class                               10,937,792
          ------------------------------------------------------------
          Class A:
            Net asset value per share                     $      13.84
          ------------------------------------------------------------
            Offering price per share
              (Net asset value of $13.84 / 94.50%)        $      14.65
          ------------------------------------------------------------
          Class B:
            Net asset value and offering price per share  $      13.75
          ------------------------------------------------------------
          Class C:
            Net asset value and offering price per share  $      13.45
          ------------------------------------------------------------
          Class R:
            Net asset value and offering price per share  $      13.82
          ------------------------------------------------------------
          Investor Class:
            Net asset value and offering price per share  $      14.01
          ------------------------------------------------------------
          Institutional Class:
            Net asset value and offering price per share  $      13.90
          ------------------------------------------------------------

* At April 30, 2006, securities with an aggregate value of $58,427,160 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
AIM INTERNATIONAL CORE EQUITY FUND
STATEMENT OF OPERATIONS
For the six months ended April 30, 2006
(Unaudited)

 INVESTMENT INCOME:
 Dividends (net of foreign withholding tax of $402,994)            $ 5,179,239
 ------------------------------------------------------------------------------
 Dividends from affiliated money market funds (includes
  securities lending income of $59,367, after compensation to
  counterparties of $495,737)                                          339,962
 ------------------------------------------------------------------------------
    Total investment income                                          5,519,201
 ------------------------------------------------------------------------------
 EXPENSES:
 Advisory fees                                                       1,210,508
 ------------------------------------------------------------------------------
 Administrative services fees                                           61,917
 ------------------------------------------------------------------------------
 Custodian fees                                                         77,777
 ------------------------------------------------------------------------------
 Distribution fees:
  Class A                                                              121,827
 ------------------------------------------------------------------------------
  Class B                                                              150,757
 ------------------------------------------------------------------------------
  Class C                                                              208,265
 ------------------------------------------------------------------------------
  Class R                                                                7,437
 ------------------------------------------------------------------------------
  Investor Class                                                        59,476
 ------------------------------------------------------------------------------
 Transfer agent fees -- A, B, C, R and Investor                        330,833
 ------------------------------------------------------------------------------
 Transfer agent fees -- Institutional                                    2,039
 ------------------------------------------------------------------------------
 Trustees' and officer's fees and benefits                              10,429
 ------------------------------------------------------------------------------
 Other                                                                 169,621
 ------------------------------------------------------------------------------
    Total expenses                                                   2,410,886
 ------------------------------------------------------------------------------
 Less:Fees waived, expenses reimbursed and expense offset
      arrangements                                                      (8,554)
 ------------------------------------------------------------------------------
    Net expenses                                                     2,402,332
 ------------------------------------------------------------------------------
 Net investment income                                               3,116,869
 ------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES
  AND FOREIGN CURRENCIES
 Net realized gain (loss) from:
  Investment securities                                              8,038,391
 ------------------------------------------------------------------------------
  Foreign currencies                                                   (29,754)
 ------------------------------------------------------------------------------
                                                                     8,008,637
 ------------------------------------------------------------------------------
 Change in net unrealized appreciation of:
  Investment securities                                             51,078,720
 ------------------------------------------------------------------------------
  Foreign currencies                                                    61,426
 ------------------------------------------------------------------------------
                                                                    51,140,146
 ------------------------------------------------------------------------------
 Net gain from investment securities and foreign currencies         59,148,783
 ------------------------------------------------------------------------------
 Net increase in net assets resulting from operations              $62,265,652
 ------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
AIM INTERNATIONAL CORE EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended April 30, 2006 and the year ended October 31, 2005 (Unaudited)

                                                                    APRIL 30,    OCTOBER 31,
                                                                      2006          2005
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                                            $  3,116,869  $  2,705,118
---------------------------------------------------------------------------------------------
 Net realized gain from investment securities and foreign
   currencies                                                        8,008,637    14,120,296
---------------------------------------------------------------------------------------------
 Change in net unrealized appreciation of investment securities
   and foreign currencies                                           51,140,146    11,675,372
---------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations             62,265,652    28,500,786
---------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
 Class A                                                              (731,122)     (445,320)
---------------------------------------------------------------------------------------------
 Class B                                                               (35,039)      (16,207)
---------------------------------------------------------------------------------------------
 Class C                                                               (49,960)      (65,085)
---------------------------------------------------------------------------------------------
 Class R                                                               (16,148)      (14,030)
---------------------------------------------------------------------------------------------
 Investor Class                                                       (374,944)     (314,265)
---------------------------------------------------------------------------------------------
 Institutional Class                                                (1,065,839)     (244,538)
---------------------------------------------------------------------------------------------
   Total distributions from net investment income                   (2,273,052)   (1,099,445)
---------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
 Class A                                                            (2,971,058)           --
---------------------------------------------------------------------------------------------
 Class B                                                              (925,031)           --
---------------------------------------------------------------------------------------------
 Class C                                                            (1,298,900)           --
---------------------------------------------------------------------------------------------
 Class R                                                               (86,696)           --
---------------------------------------------------------------------------------------------
 Investor Class                                                     (1,442,501)           --
---------------------------------------------------------------------------------------------
 Institutional Class                                                (2,602,060)           --
---------------------------------------------------------------------------------------------
   Total distributions from net realized gains                      (9,326,246)           --
---------------------------------------------------------------------------------------------
   Decrease in net assets resulting from distributions             (11,599,298)   (1,099,445)
---------------------------------------------------------------------------------------------
Share transactions-net:
 Class A                                                             1,879,724    20,388,288
---------------------------------------------------------------------------------------------
 Class B                                                            (1,358,915)    1,779,734
---------------------------------------------------------------------------------------------
 Class C                                                               772,368    (2,982,997)
---------------------------------------------------------------------------------------------
 Class R                                                               413,274       207,566
---------------------------------------------------------------------------------------------
 Investor Class                                                     (8,532,095)   (3,117,007)
---------------------------------------------------------------------------------------------
 Institutional Class                                                62,318,114    52,077,505
---------------------------------------------------------------------------------------------
   Net increase in net assets resulting from share transactions     55,492,470    68,353,089
---------------------------------------------------------------------------------------------
   Net increase in net assets                                      106,158,824    95,754,430
---------------------------------------------------------------------------------------------
NET ASSETS:
 Beginning of period                                               279,541,602   183,787,172
---------------------------------------------------------------------------------------------
 End of period (including undistributed net investment income of
   $3,067,049 and $2,223,232, respectively)                       $385,700,426  $279,541,602
---------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
AIM INTERNATIONAL CORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2006
(Unaudited)
NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
AIM International Core Equity Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is to provide total return.
  Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.
     Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.
AIM INTERNATIONAL CORE EQUITY FUND
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.
D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
H. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
I. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
AIM INTERNATIONAL CORE EQUITY FUND
NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES
The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

              AVERAGE NET ASSETS                             RATE
              ----------------------------------------------------
              First $500 million                             0.75%
              ----------------------------------------------------
              Next $500 million                              0.65%
              ----------------------------------------------------
              Next $1 billion                                0.55%
              ----------------------------------------------------
              Next $2 billion                                0.45%
              ----------------------------------------------------
              Next $4 billion                                0.40%
              ----------------------------------------------------
              Next $6 billion                               0.375%
              ----------------------------------------------------
              Over $8 billion                                0.35%
              ----------------------------------------------------

  Under the terms of a master sub-advisory agreement between AIM and INVESCO Global Asset Management (N.A.) ("IGAM"), AIM pays IGAM 40% of the amount of AIM's compensation on the sub-advised assets.
  AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 2.00% and 1.75% of average daily net assets, respectively, through October 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above:
(i) interest; (ii) taxes; (iii) dividend expense on short sales;
(iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under the expense limitation.
  Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.
  For the six months ended April 30, 2006, AIM waived fees of $1,063.
  At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $393.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2006, AIM was paid $61,917.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AISI to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2006, the Fund paid AISI $330,833 for Class A, Class B, Class C, Class R and Investor Class shares and $2,039 for Institutional Class shares.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2006, the Class A, Class B, Class C, Class R and Investor Class shares paid $121,827, $150,757, $208,265, $7,437 and $59,476, respectively.
  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2006, ADI advised the Fund that it retained $18,197 in front-end sales commissions from the sale of Class A shares and $23, $6,291, $993 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of AIM, AISI, IGAM and/or ADI.
AIM INTERNATIONAL CORE EQUITY FUND
NOTE 3--INVESTMENTS IN AFFILIATES
The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the six months ended April 30, 2006.
INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                                  CHANGE IN
                                                                                  UNREALIZED                        REALIZED
                                           VALUE     PURCHASES AT PROCEEDS FROM  APPRECIATION    VALUE     DIVIDEND   GAIN
FUND                                      10/31/05       COST         SALES     (DEPRECIATION)  04/30/06    INCOME   (LOSS)
----------------------------------------------------------------------------------------------------------------------------
Premier Portfolio -- Institutional Class $10,682,350 $58,063,281  $(54,467,296)      $--       $14,278,335 $280,595   $--
----------------------------------------------------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                                   CHANGE IN
                                                                                   UNREALIZED                        REALIZED
                                           VALUE     PURCHASES AT PROCEEDS FROM   APPRECIATION    VALUE     DIVIDEND   GAIN
FUND                                      10/31/05       COST         SALES      (DEPRECIATION)  04/30/06   INCOME*   (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Premier Portfolio -- Institutional Class $17,969,344 $128,837,668 $ (86,062,607)      $--       $60,744,405 $ 59,367   $--
-----------------------------------------------------------------------------------------------------------------------------
Total                                    $28,651,694 $186,900,949 $(140,529,903)      $--       $75,022,740 $339,962   $--
-----------------------------------------------------------------------------------------------------------------------------

* Net of compensation to counterparties.
NOTE 4--EXPENSE OFFSET ARRANGEMENTS
The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $7,098.
NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS
"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2006, the Fund paid legal fees of $3,704 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.
NOTE 6--BORROWINGS
Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.
  The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.
  During the six months ended April 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.
  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.
AIM INTERNATIONAL CORE EQUITY FUND
NOTE 7--PORTFOLIO SECURITIES LOANED
The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.
  At April 30, 2006, securities with an aggregate value of $58,427,160 were on loan to brokers. The loans were secured by cash collateral of $60,744,405 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended April 30, 2006, the Fund received dividends on cash collateral investments of $59,367 for securities lending transactions, which are net of compensation to counterparties.
NOTE 8--TAX INFORMATION
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2005 to utilizing $1,952,495 of capital loss carryforward in the fiscal year ended October 31, 2006.
  The Fund had a capital loss carryforward as of October 31, 2005 which expires as follows:

                                                 CAPITAL LOSS
                 EXPIRATION                      CARRYFORWARD*
                 ---------------------------------------------
                 October 31, 2009                 $1,634,475
                 ---------------------------------------------
                 October 31, 2010                    318,020
                 ---------------------------------------------
                 Total capital loss carryforward  $1,952,495
                 ---------------------------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003, the date of the reorganization of INVESCO Advantage Fund into the Fund, and realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the reorganization.
NOTE 9--INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2006 was $64,116,409 and $24,049,700, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                   UNREALIZED APPRECIATION (DEPRECIATION) OF
                      INVESTMENT SECURITIES ON A TAX BASIS
   --------------------------------------------------------------------------
   Aggregate unrealized appreciation of investment securities   $100,813,603
   --------------------------------------------------------------------------
   Aggregate unrealized (depreciation) of investment securities   (4,547,168)
   --------------------------------------------------------------------------
   Net unrealized appreciation of investment securities         $ 96,266,435
   --------------------------------------------------------------------------

Cost of investments for tax purposes is $347,995,828.
AIM INTERNATIONAL CORE EQUITY FUND
NOTE 10--SHARE INFORMATION
The Fund currently consists of six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. The Fund formerly offered Class K shares; however, as of the close of business October 21, 2005, the Class K shares were converted to Class A shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase.

                                        CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED             YEAR ENDED
                                                             APRIL 30, 2006/(A)/        OCTOBER 31, 2005
                                                          ------------------------  ------------------------
                                                            SHARES       AMOUNT       SHARES       AMOUNT
-------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                  1,104,237  $ 13,965,500   3,683,711  $ 42,067,093
-------------------------------------------------------------------------------------------------------------
  Class B                                                    255,477     3,224,602     852,397     9,660,234
-------------------------------------------------------------------------------------------------------------
  Class C                                                    333,265     4,061,666     557,708     6,173,726
-------------------------------------------------------------------------------------------------------------
  Class R                                                     54,046       686,065     106,097     1,214,679
-------------------------------------------------------------------------------------------------------------
  Investor Class                                             475,573     6,123,030   1,014,202    11,703,395
-------------------------------------------------------------------------------------------------------------
  Institutional Class                                      4,600,464    59,457,051   4,608,700    52,821,822
-------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                    288,275     3,493,896      36,718       407,568
-------------------------------------------------------------------------------------------------------------
  Class B                                                     75,293       909,546       1,231        13,623
-------------------------------------------------------------------------------------------------------------
  Class C                                                    103,472     1,223,041       2,955        32,029
-------------------------------------------------------------------------------------------------------------
  Class R                                                      8,484       102,828       1,222        13,563
-------------------------------------------------------------------------------------------------------------
  Investor Class                                             142,263     1,745,569      25,955       291,470
-------------------------------------------------------------------------------------------------------------
  Institutional Class                                        301,885     3,667,899      21,991       244,538
-------------------------------------------------------------------------------------------------------------
Automatic conversion of Class B shares to Class A shares:
  Class A                                                    100,716     1,293,181     175,673     2,004,370
-------------------------------------------------------------------------------------------------------------
  Class B                                                   (101,303)   (1,293,181)   (176,720)   (2,004,370)
-------------------------------------------------------------------------------------------------------------
Reacquired:/(b)/
  Class A                                                 (1,331,019)  (16,872,853) (2,090,118)  (24,090,743)
-------------------------------------------------------------------------------------------------------------
  Class B                                                   (333,931)   (4,199,882)   (517,865)   (5,889,753)
-------------------------------------------------------------------------------------------------------------
  Class C                                                   (365,995)   (4,512,339)   (828,056)   (9,188,752)
-------------------------------------------------------------------------------------------------------------
  Class R                                                    (29,932)     (375,619)    (88,020)   (1,020,676)
-------------------------------------------------------------------------------------------------------------
  Investor Class                                          (1,259,040)  (16,400,694) (1,305,798)  (15,111,872)
-------------------------------------------------------------------------------------------------------------
  Institutional Class                                        (64,283)     (806,836)    (86,215)     (988,855)
-------------------------------------------------------------------------------------------------------------
                                                           4,357,947  $ 55,492,470   5,995,768  $ 68,353,089
-------------------------------------------------------------------------------------------------------------

/(a)/There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 8% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any of the shares owned of record by this shareholder are also owned beneficially.
    In addition, 32% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
/(b)/Amount is net of redemption fees of $2,784, $865, $1,191, $83, $1,381 and $2,609 for Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares, respectively, for the six months ended
     April 30, 2006 and $3,047, $1,166, $1,676, $106, $2,104 and $1,366 for
     Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares, respectively, the year ended October 31, 2005.
AIM INTERNATIONAL CORE EQUITY FUND
NOTE 11--FINANCIAL HIGHLIGHTS
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                                   CLASS A
                                                                   ------------------------------------------------------
                                                                     SIX MONTHS
                                                                       ENDED
                                                                     APRIL 30,             YEAR ENDED OCTOBER 31,
                                                                        2006       ---------------------------------
                                                                   ----------          2005         2004         2003
--------------------------------------------------------------------               ---------------------------------------
Net asset value, beginning of period                                $  11.90       $ 10.52      $  8.74       $ 7.31
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.12/(a)/     0.14/(a)/    0.09/(a)/    0.07/(a)/
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)       2.29          1.32         1.72         1.39
--------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                    2.41          1.46         1.81         1.46
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                 (0.09)        (0.08)       (0.03)       (0.03)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                (0.38)           --           --           --
--------------------------------------------------------------------------------------------------------------------------
    Total distributions                                                (0.47)        (0.08)       (0.03)       (0.03)
--------------------------------------------------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest                  0.00          0.00         0.00         0.00
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $  13.84       $ 11.90      $ 10.52       $ 8.74
--------------------------------------------------------------------------------------------------------------------------
Total return/(c)/                                                      20.88%        13.89%       20.78%       19.96%
--------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $106,987       $90,022      $60,603       $2,033
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                 1.50%/(d)/    1.56%        1.84%/(e)/   1.87%
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                    1.93%/(d)/    1.20%        0.94%        0.91%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(g)/                                               8%           21%          69%          51%
--------------------------------------------------------------------------------------------------------------------------

                                                                   -----------
                                                                   MARCH 28, 2002
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                    OCTOBER 31,
                                                                        2002
-------------------------------------------------------------------
Net asset value, beginning of period                                  $  8.96
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                  0.01/(b)/
-----------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)       (1.66)
-----------------------------------------------------------------------------------
    Total from investment operations                                    (1.65)
-----------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                     --
-----------------------------------------------------------------------------------
  Distributions from net realized gains                                    --
-----------------------------------------------------------------------------------
    Total distributions                                                    --
-----------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest                   0.00
-----------------------------------------------------------------------------------
Net asset value, end of period                                        $  7.31
-----------------------------------------------------------------------------------
Total return/(c)/                                                      (18.42)%
-----------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $ 2,944
-----------------------------------------------------------------------------------
Ratio of expenses to average net assets                                  1.48%/(f)/
-----------------------------------------------------------------------------------
Ratio of net investment income to average net assets                     0.47%/(f)/
-----------------------------------------------------------------------------------
Portfolio turnover rate/(g)/                                               44%
-----------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income per share was calculated after permanent book tax differences, such as corporate actions which were reclassified from accumulated net investment income to paid in capital. Had net investment income per share been calculated using the current method, which is before reclassification of corporate actions, net investment income per share would have been $0.00.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average daily net assets of $98,269,269. /(e)/After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.86%.
/(f)/Annualized.
/(g)/Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.
AIM INTERNATIONAL CORE EQUITY FUND
NOTE 11--FINANCIAL HIGHLIGHTS-(CONTINUED)

                                                                                            CLASS B
                                                                   ---------------------------------------------------
                                                                    SIX MONTHS                              MARCH 28, 2002
                                                                      ENDED                                  (DATE SALES
                                                                    APRIL 30,      YEAR ENDED OCTOBER 31,   COMMENCED) TO
                                                                       2006       ------------------------   OCTOBER 31,
                                                                   ----------       2005     2004    2003        2002
--------------------------------------------------------------------              --------------------------
Net asset value, beginning of period                                $ 11.79       $ 10.43  $  8.72  $ 7.31     $  8.96
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)/(a)/                                    0.07          0.06     0.02    0.00       (0.01)/(b)/
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)      2.28          1.31     1.71    1.43       (1.64)
-----------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                   2.35          1.37     1.73    1.43       (1.65)
-----------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                (0.01)        (0.01)   (0.02)  (0.02)         --
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                               (0.38)           --       --      --          --
-----------------------------------------------------------------------------------------------------------------------------
    Total distributions                                               (0.39)        (0.01)   (0.02)  (0.02)         --
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest                 0.00          0.00     0.00    0.00        0.00
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $ 13.75       $ 11.79  $ 10.43  $ 8.72     $  7.31
-----------------------------------------------------------------------------------------------------------------------------
Total return/(c)/                                                     20.46%        13.11%   19.92%  19.50%     (18.42)%
-----------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $32,139       $28,785  $23,812  $  573     $    84
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       2.25%/(d)/    2.25%    2.53%   2.75%       2.60%/(e)/
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    2.25%/(d)/    2.25%    2.57%   4.13%       2.60%/(e)/
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets            1.18%/(d)/    0.51%    0.25%   0.03%      (0.14)%/(e)/
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                              8%           21%      69%     51%         44%
-----------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses which were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have remained the same.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average daily net assets of $30,401,281. /(e)/Annualized.
/(f)/Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.
AIM INTERNATIONAL CORE EQUITY FUND
NOTE 11--FINANCIAL HIGHLIGHTS-(CONTINUED)

                                                                   ---------------------------
                                                                    SIX MONTHS
                                                                      ENDED
                                                                    APRIL 30,
                                                                       2006       ------------
                                                                   ----------         2005
--------------------------------------------------------------------              -------------
Net asset value, beginning of period                                $ 11.54       $ 10.22
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         0.07/(a)/     0.06/(a)/
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)      2.23          1.28
-----------------------------------------------------------------------------------------------
    Total from investment operations                                   2.30          1.34
-----------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                (0.01)        (0.02)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                               (0.38)           --
-----------------------------------------------------------------------------------------------
    Total distributions                                               (0.39)        (0.02)
-----------------------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest                 0.00          0.00
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                      $ 13.45       $ 11.54
-----------------------------------------------------------------------------------------------
Total return/(c)/                                                     20.47%        13.11%
-----------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $45,369       $38,108
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       2.25%/(d)/    2.25%
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    2.25%/(d)/    2.25%
-----------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets            1.18%/(d)/    0.51%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate/(e)/                                              8%           21%
-----------------------------------------------------------------------------------------------

                                                                            CLASS C
                                                                   -----------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                                   -----------------------------------------------
                                                                       2004        2003         2002          2001
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $  8.53      $ 7.16      $  8.06       $ 11.14
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        0.04/(a)/   0.00/(a)/   (0.02)/(b)/   (0.02)/(b)/
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)     1.67        1.37        (0.88)        (2.12)
-----------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                  1.71        1.37        (0.90)        (2.14)
-----------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                               (0.02)         --           --         (0.00)
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                 --          --           --         (0.94)
-----------------------------------------------------------------------------------------------------------------------
    Total distributions                                              (0.02)         --           --         (0.94)
-----------------------------------------------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest                0.00        0.00         0.00          0.00
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 10.22      $ 8.53      $  7.16       $  8.06
-----------------------------------------------------------------------------------------------------------------------
Total return/(c)/                                                    20.13%      19.13%      (11.17)%      (20.75)%
-----------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $36,490      $2,608      $ 1,115       $ 1,272
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      2.41%       2.75%        2.75%         2.76%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   2.46%       4.14%        3.52%         3.02%
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets           0.37%       0.03%       (0.43)%       (0.62)%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(e)/                                            69%         51%          44%           54%
-----------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, which were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.03) and $(0.04) for the years ended October 31, 2002 and 2001, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average daily net assets of $41,998,180. /(e)/Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.
AIM INTERNATIONAL CORE EQUITY FUND
NOTE 11--FINANCIAL HIGHLIGHTS-(CONTINUED)

                                                                              CLASS R
                                                          --------------------------------------
                                                                                     NOVEMBER 24, 2003
                                                           SIX MONTHS                   (DATE SALES
                                                             ENDED       YEAR ENDED    COMMENCED) TO
                                                           APRIL 30,     OCTOBER 31,    OCTOBER 31,
                                                              2006          2005           2004
                                                          ----------     ----------- -----------------
-----------------------------------------------------------              -
Net asset value, beginning of period                        $11.87         $10.51         $ 8.90
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income/(a)/                                  0.11           0.12           0.08
---------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)      2.29           1.31           1.56
---------------------------------------------------------------------------------------------------------
    Total from investment operations                          2.40           1.43           1.64
---------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                       (0.07)         (0.07)         (0.03)
---------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                      (0.38)            --             --
---------------------------------------------------------------------------------------------------------
    Total distributions                                      (0.45)         (0.07)         (0.03)
---------------------------------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest        0.00           0.00           0.00
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $13.82         $11.87         $10.51
---------------------------------------------------------------------------------------------------------
Total return/(b)/                                            20.79%         13.64%         18.49%
---------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $3,502         $2,622         $2,118
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                       1.75%/(c)/     1.75%          1.91%/(d)(e)/
---------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets          1.68%/(c)/     1.01%          0.87%/(d)/
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                     8%            21%            69%
---------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
/(c)/Ratios are annualized and based on average daily net assets of $2,999,470. /(d)/Annualized.
/(e)/After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.93% (annualized).
/(f)/Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.
AIM INTERNATIONAL CORE EQUITY FUND
NOTE 11--FINANCIAL HIGHLIGHTS-(CONTINUED)

                                                                   ---------------------------
                                                                    SIX MONTHS
                                                                      ENDED
                                                                    APRIL 30,
                                                                       2006       ------------
                                                                   ----------         2005
--------------------------------------------------------------------              -------------
Net asset value, beginning of period                                $ 12.04       $ 10.64
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.12/(a)/     0.15/(a)/
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)      2.33          1.33
-----------------------------------------------------------------------------------------------
    Total from investment operations                                   2.45          1.48
-----------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                (0.10)        (0.08)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                               (0.38)           --
-----------------------------------------------------------------------------------------------
    Total distributions                                               (0.48)        (0.08)
-----------------------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest                 0.00          0.00
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                      $ 14.01       $ 12.04
-----------------------------------------------------------------------------------------------
Total return/(c)/                                                     20.94%        13.92%
-----------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $45,690       $46,988
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       1.50%/(d)/    1.50%
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    1.50%/(d)/    1.50%
-----------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                   1.93%/(d)/    1.26%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate/(e)/                                              8%           21%
-----------------------------------------------------------------------------------------------

                                                                        INVESTOR CLASS
                                                                   -----------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                                   -----------------------------------------------
                                                                       2004         2003         2002         2001
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $  8.83      $  7.35      $  8.17      $ 11.16
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.09/(a)/    0.06/(a)/    0.05/(b)/    0.03/(b)/
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)     1.75         1.44        (0.87)       (2.07)
----------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                  1.84         1.50        (0.82)       (2.04)
----------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                               (0.03)       (0.02)          --        (0.01)
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                 --           --           --        (0.94)
----------------------------------------------------------------------------------------------------------------------
    Total distributions                                              (0.03)       (0.02)          --        (0.95)
----------------------------------------------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest                0.00         0.00         0.00         0.00
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 10.64      $  8.83      $  7.35      $  8.17
----------------------------------------------------------------------------------------------------------------------
Total return/(c)/                                                    20.84%       20.42%      (10.04)%     (19.74)%
----------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $44,345      $46,920      $40,620      $46,562
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      1.84%        2.00%        1.99%        1.89%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   1.89%        2.26%        1.99%        1.89%
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                  0.94%        0.78%        0.42%        0.12%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(e)/                                            69%          51%          44%          54%
----------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income per share was calculated after permanent book tax differences, such as net operating losses, which were reclassified from accumulated net investment income to paid in capital. Had net investment income per share been calculated using the current method, which is before reclassification of net operating losses, net investment income per share would have been $0.04 and $0.01 for the years ended October 31, 2002 and 2001, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average daily net assets of $47,975,396. /(e)/Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.
AIM INTERNATIONAL CORE EQUITY FUND
NOTE 11--FINANCIAL HIGHLIGHTS-(CONTINUED)

                                                                      INSTITUTIONAL CLASS
                                                          --------------------------------------
                                                                                      APRIL 30, 2004
                                                            SIX MONTHS                 (DATE SALES
                                                              ENDED       YEAR ENDED  COMMENCED) TO
                                                            APRIL 30,     OCTOBER 31,  OCTOBER 31,
                                                               2006          2005          2004
                                                          ----------      ----------- --------------
-                                                         -               -
Net asset value, beginning of period                       $  11.97         $ 10.56      $  9.78
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income/(a)/                                   0.16            0.21         0.09
------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)       2.31            1.32         0.69
------------------------------------------------------------------------------------------------------
    Total from investment operations                           2.47            1.53         0.78
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                        (0.16)          (0.12)          --
------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       (0.38)             --           --
------------------------------------------------------------------------------------------------------
    Total distributions                                       (0.54)          (0.12)          --
------------------------------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest         0.00            0.00         0.00
------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  13.90         $ 11.97      $ 10.56
------------------------------------------------------------------------------------------------------
Total return/(b)/                                             21.28%          14.53%        7.97%
------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $152,012         $73,018      $16,421
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                        0.95%/(c)/      0.98%        1.07%/(d)/
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets           2.48%/(c)/      1.78%        1.71%/(d)/
------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(e)/                                      8%             21%          69%
------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
/(c)/Ratios are annualized and based on average daily net assets of
     $103,833,572.
/(d)/Annualized.
/(e)/Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.
AIM INTERNATIONAL CORE EQUITY FUND
NOTE 12--LEGAL PROCEEDINGS
Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.
SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING
On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.
  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.
PENDING LITIGATION AND REGULATORY INQUIRIES
  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.
  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:
     . that the defendants permitted improper market timing and related activity in the AIM Funds;
     .   that certain AIM Funds inadequately employed fair value pricing;
     . that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and
     . that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.
These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.
  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.
  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under
Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under
Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.
  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP Defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that:
(i) Plaintiff has both constitutional and statutory standing to pursue her claims under
AIM INTERNATIONAL CORE EQUITY FUND
NOTE 12--LEGAL PROCEEDINGS-(CONTINUED)
ERISA (S) 502(a)(2); (ii) Plaintiff lacks standing under ERISA (S) 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA (S) 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP Defendants; (iv) the motion is denied as to the claims alleged under ERISA (S) 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP Defendants. The opinion also: (i) confirmed Plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that Plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an Order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP Defendants. On May 8, 2006, Plaintiff filed a Second Amended Class Action Complaint in order to comply with Judge Motz's Order. The remaining defendants are AVZ, Inc. (as Plan Sponsor) and AMVESCAP National Trust Company (as Plan Trustee and Asset Custodian), and the remaining claims are based on alleged breaches of Defendants' fiduciary duties caused by a failure to prudently and loyally manage Plan assets and failure to provide complete and accurate information to Plan Participants and Beneficiaries. Plaintiff removed certain Defendants and all claims against them, including AMVESCAP Retirement, Inc., IFG and AMVESCAP.
  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.
  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.
*    *    *    *    *    *    *    *    *    *    *    *    *    *    *    *
As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.
AIM INTERNATIONAL CORE EQUITY FUND
TRUSTEES AND OFFICERS

BOARD OF TRUSTEES    OFFICERS                                                  OFFICE OF THE FUND
Bob R. Baker         Robert H. Graham                                          11 Greenway Plaza
                     President and Principal Executive Officer                 Suite 100
Frank S. Bayley                                                                Houston, TX 77046-1173
                     Mark H. Williamson
James T. Bunch       Executive Vice President                                  INVESTMENT ADVISOR
Bruce L. Crockett    Todd L. Spillane                                          A I M Advisors, Inc.
Chair                Chief Compliance Officer                                  11 Greenway Plaza
                                                                               Suite 100
Albert R. Dowden     Russell C. Burk                                           Houston, TX 77046-1173
                     Senior Vice President and Senior Officer
Jack M. Fields                                                                 TRANSFER AGENT
                     John M. Zerr
Carl Frischling      Senior Vice President, Secretary and Chief Legal Officer  AIM Investment Services, Inc.
                                                                               P.O. Box 4739
Robert H. Graham     Sidney M. Dilgren                                         Houston, TX 77210-4739
Vice Chair           Vice President, Treasurer and Principal Financial Officer
                                                                               CUSTODIAN
Prema Mathai-Davis   Lisa O. Brinkley
                     Vice President                                            State Street Bank and Trust Company
Lewis F. Pennock                                                               225 Franklin Street
                     Kevin M. Carome                                           Boston, MA 02110-2801
Ruth H. Quigley      Vice President
                                                                               COUNSEL TO THE FUND
Larry Soll           J. Philip Ferguson
                     Vice President                                            Ballard Spahr
Raymond Stickel, Jr.                                                           Andrews & Ingersoll, LLP
                     Karen Dunn Kelley                                         1735 Market Street, 51st Floor
Mark H. Williamson   Vice President                                            Philadelphia, PA 19103-7599
                                                                               COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                               Kramer, Levin, Naftalis & Frankel LLP
                                                                               1177 Avenue of the Americas
                                                                               New York, NY 10036-2714
                                                                               DISTRIBUTOR
                                                                               A I M Distributors, Inc.
                                                                               11 Greenway Plaza
                                                                               Suite 100
                                                                               Houston, TX 77046-1173
                                                                               SUB-ADVISOR
                                                                               INVESCO Global Management (N.A.) Inc.
                                                                               One Midtown Plaza
                                                                               1360 Peachtree Street N.E.
                                                                               Suite 100
                                                                               Atlanta, GA 30309

     DOMESTIC EQUITY                           SECTOR EQUITY
AIM Basic Balanced Fund*                 AIM Advantage Health Sciences Fund
AIM Basic Value Fund                     AIM Energy Fund
AIM Capital Development Fund             AIM Financial Services Fund
AIM Charter Fund                         AIM Global Health Care Fund
AIM Constellation Fund                   AIM Global Real Estate Fund
AIM Diversified Dividend Fund            AIM Gold & Precious Metals Fund
AIM Dynamics Fund                        AIM Leisure Fund
AIM Large Cap Basic Value Fund           AIM Multi-Sector Fund
AIM Large Cap Growth Fund                AIM Real Estate Fund/1/
AIM Mid Cap Basic Value Fund             AIM Technology Fund
AIM Mid Cap Core Equity Fund/1/          AIM Utilities Fund
AIM Opportunities I Fund
AIM Opportunities II Fund                      FIXED INCOME
AIM Opportunities III Fund
AIM S&P 500 Index Fund                   TAXABLE
AIM Select Equity Fund
AIM Small Cap Equity Fund                AIM Enhanced Short Bond Fund
AIM Small Cap Growth Fund                AIM Floating Rate Fund
AIM Structured Core Fund                 AIM High Yield Fund
AIM Structured Growth Fund               AIM Income Fund
AIM Structured Value Fund                AIM Intermediate Government Fund
AIM Summit Fund                          AIM International Bond Fund
AIM Trimark Endeavor Fund                AIM Limited Maturity Treasury Fund
AIM Trimark Small Companies Fund         AIM Money Market Fund
                                         AIM Short Term Bond Fund
*Domestic equity and income fund         AIM Total Return Bond Fund
                                         Premier Portfolio
   INTERNATIONAL/GLOBAL EQUITY           Premier U.S. Government Money Portfolio
AIM Asia Pacific Growth Fund             TAX-FREE
AIM China Fund
AIM Developing Markets Fund              AIM High Income Municipal Fund/1/
AIM European Growth Fund                 AIM Municipal Bond Fund
AIM European Small Company Fund/1/       AIM Tax-Exempt Cash Fund
AIM Global Aggressive Growth Fund        AIM Tax-Free Intermediate Fund
AIM Global Equity Fund                   Premier Tax-Exempt Portfolio
AIM Global Growth Fund
AIM Global Value Fund                          AIM ALLOCATION SOLUTIONS
AIM Japan Fund
AIM International Core Equity Fund       AIM Conservative Allocation Fund
AIM International Growth Fund            AIM Growth Allocation Fund/2/
AIM International Small Company Fund/1/  AIM Moderate Allocation Fund
AIM Trimark Fund                         AIM Moderate Growth Allocation Fund
                                         AIM Moderately Conservative Allocation Fund
                                               DIVERSIFIED PORTFOLIOS
                                         AIM Income Allocation Fund
                                         AIM International Allocation Fund

/1/This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.
/2/Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.
     If used after July 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.
A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $419 billion in assets under management. Data as of April 30, 2006.
--------------------------------------------------------------------------------
CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
--------------------------------------------------------------------------------
AIMinvestments.com              I-ICE-SAR-1             A I M Distributors, Inc.
                          [YOUR GOALS. OUR SOLUTIONS.]
                            - REGISTERED TRADEMARK -
Mutual   Retirement   Annuities   College   Separately   Offshore   Cash
Funds    Products                 Savings   Managed      Products   Management
                                  Plans     Accounts
                                                         [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

ITEM 2.  CODE OF ETHICS.

         There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

         Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of June 19, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 19, 2006, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)   Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM International Mutual Funds


By: /s/ ROBERT H. GRAHAM
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: July 6, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ ROBERT H. GRAHAM
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: July 6, 2006


By: /s/ SIDNEY M. DILGREN
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: July 6, 2006

                                  EXHIBIT INDEX

12(a)(1)   Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.